UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02628

Fidelity Municipal Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2005

Item 1. Reports to Stockholders

Fidelity® Michigan Municipal Income Fund (formerly Spartan® Michigan Municipal Income Fund) and Fidelity Michigan Municipal Money Market Fund

Annual Report December 31, 2005

Contents

Chairman’s Message	4	Ned Johnson’s message to shareholders
Performance	5	How the fund has done over time.
Management’s	6	The manager’s review of fund performance,
Discussion		strategy and outlook.
Shareholder Expense	7	An example of shareholder expenses.
Example
Fidelity Michigan Municipal Income Fund
Investment Changes	9	A summary of major shifts in the fund’s
		investments over the past six months.
Investments	10	A complete list of the fund’s investments with
		their market values.
Financial Statements	21	Statements of assets and liabilities, operations,
		and changes in net assets,
		as well as financial highlights.
Fidelity Michigan Municipal Money Market Fund
Investment Changes/	25	A summary of major shifts in the fund’s investments
Performance		over the past six months and one year.
Investments	26	A complete list of the fund’s investments.
Financial Statements	34	Statements of assets and liabilities, operations,
		and changes in net assets,
		as well as financial highlights.
Notes	38	Notes to the Financial Statements
Report of Independent	44
Registered Public
Accounting Firm
Trustees and Officers	45
Distributions	57
Proxy Voting Results	58

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended
June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commis sion’s (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies, Inc.
and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR
Corp. or an affiliated company.

Annual Report 2

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference
Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference
Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.fidelity.com/holdings.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the funds nor Fidelity Distributors Corporation is a bank.

3 Annual Report

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind every one where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission’s forward pricing rules or were involved in so called “market timing” activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that some one could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner and in every other. But I underscore again that Fidelity has no so called “agreements” that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee which is returned to the fund and, therefore, to investors to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors’ holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report 4

Fidelity Michigan Municipal Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund’s dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of per formance each year. The $10,000 table and the fund’s returns do not reflect the deduc tion of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns
Periods ended December 31, 2005	Past 1	Past 5	Past 10
	year	years	years
Fidelity® MI Municipal Income Fund	2.67%	5.37%	5.30%

$10,000 Over 10 Years

Let’s say hypothetically that $10,000 was invested in Fidelity® Michigan Municipal Income Fund on December 31, 1995. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers Municipal Bond Index performed over the same period.

5 Annual Report

Management’s Discussion of Fund Performance

Comments from Douglas McGinley, Portfolio Manager of Fidelity® Michigan Municipal Income Fund

For the third consecutive year, the municipal bond market outperformed taxable bonds. The Lehman Brothers® Municipal Bond Index rose 3.51% for the year ending December 31, 2005. The taxable bond market, as measured by the Lehman Brothers Aggregate Bond Index, advanced 2.43% . Muni bonds were attractively valued relative to Treasuries, particu larly as tax free bond yields drew closer to those of high quality government bonds. Subse quently, the tax advantage of munis was compelling to such atypical investors in the asset class as hedge funds, corporations and taxable bond investors. The strong demand helped offset heavy issuance, particularly at the longer term end of the spectrum. The Federal Reserve Board raised short term interest rates eight times during the year, but long term rates remained persistently low, making the cost of borrowing more affordable for muni issuers. Still, absolute returns finished well below their historical averages. In addition to the rate hikes, surging energy prices pushed inflation higher, a condition further exacer bated by the damage to energy production facilities caused by Hurricane Katrina.

For the 12 months ending December 31, 2005, the fund returned 2.67% . During the same period, the LipperSM Michigan Municipal Debt Funds Average gained 2.38% and the Lehman Brothers Michigan Enhanced Municipal Bond Index rose 3.24% . Against a back drop of rising short term interest rates, Michigan’s municipal bond market performed in line with the national muni market, helped by robust demand for tax free investments plus higher revenues and stable credit ratings for many Michigan issuers. I believe the fund outpaced its Lipper peer group average because it likely had a larger stake than many of its competitors in bonds that were prerefunded during the period, a process that boosts the bonds’ prices. My decision to maintain a slight overweighting relative to the index in lower quality investment grade bonds also helped because they consistently outpaced higher quality securities throughout the year. However, I suspect the fund had less invested than many of its competitors in below investment grade securities, which may have hurt relative performance given that those securities were some of the market’s best performers. Another detractor from the fund’s performance relative to the index and also, I suspect, the Lipper average was my focus on intermediate maturity securities in a year when longer term securities performed better.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

6 6

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2005 to December 31, 2005).

Actual Expenses

The first line of the table below for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below for each fund provides information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

7 Annual Report

Shareholder Expense Example continued

			Expenses Paid
			During Period*
	Beginning	Ending	July 1, 2005
	Account Value	Account Value	to December 31,
	July 1, 2005	December 31, 2005	2005
Fidelity Michigan Municipal
Income Fund
Actual	$1,000.00	$1,003.20	$2.47
HypotheticalA	$1,000.00	$1,022.74	$2.50
Fidelity Michigan Municipal
Money Market Fund
Actual	$1,000.00	$1,011.10	$2.79
HypotheticalA	$1,000.00	$1,022.43	$2.80

A 5% return per year before expenses

* Expenses are equal to each Fund’s annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period).

Annualized
Expense Ratio
Fidelity Michigan Municipal Income Fund	49%
Fidelity Michigan Municipal Money Market Fund	55%

Annual Report

8

Fidelity Michigan Municipal Income Fund
Investment Changes

Top Five Sectors as of December 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
General Obligations	45.5	45.6
Escrowed/Pre Refunded	19.2	18.9
Water & Sewer	12.8	12.0
Health Care	7.3	7.3
Special Tax	5.5	4.0
Average Years to Maturity as of December 31, 2005
		6 months ago
Years	11.1	10.9

Average years to maturity is based on the average time remaining to the stated maturity date of each bond, weighted by the market value of each bond.

Duration as of December 31, 2005
6 months ago
Years	6.1	6.1

Duration shows how much a bond fund’s price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund’s performance and share price. Accordingly, a bond fund’s actual performance may differ from this example.

We have used ratings from Moody’s® Investors Services, Inc. Where Moody’s ratings are not available, we have used S&P® ratings. Percentages are adjusted for the effect of futures contracts, if applicable.

9 Annual Report

Fidelity Michigan Municipal Income Fund
Investments December 31, 2005
Showing Percentage of Net Assets

Municipal Bonds 98.1%
	Principal	Value (Note 1)
	Amount
Guam 0.1%
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev.
5.875% 7/1/35	$525,000	$ 550,767
Michigan – 97.2%
Anchor Bay School District 2000 School Bldg. & Site
Series III, 5.25% 5/1/31 (b)	9,300,000	9,810,291
Ann Arbor Bldg. Auth. Series 2005 A:
5% 3/1/17 (MBIA Insured)	1,405,000	1,501,748
5% 3/1/18 (MBIA Insured)	1,440,000	1,539,158
Ann Arbor Econ. Dev. Corp. Ltd. Oblig. Rev. (Glacier
Hills, Inc. Proj.) 8.375% 1/15/19 (Escrowed to
Maturity) (e)	3,016,000	3,854,931
Bay City Gen. Oblig. 0% 6/1/15 (AMBAC Insured)	1,725,000	1,157,199
Birmingham County School District Series II, 5.25%
11/1/19 (Pre-Refunded to 11/1/10 @ 100) (e)	1,200,000	1,294,032
Brighton Area School District Livingston County Series II,
0% 5/1/15 (AMBAC Insured)	10,000,000	6,732,100
Byron Ctr. Pub. Schools 5.5% 5/1/16	1,055,000	1,143,820
Caladonia Cmnty. Schools Counties of Kent, Allegan and
Barry:
5.25% 5/1/17	1,370,000	1,484,929
5.25% 5/1/18	1,100,000	1,189,364
Carman-Ainsworth Cmnty. School District:
5% 5/1/14 (FSA Insured)	1,765,000	1,921,379
5% 5/1/16 (FSA Insured)	1,000,000	1,077,930
5% 5/1/17 (FSA Insured)	2,065,000	2,217,604
5.5% 5/1/14 (Pre-Refunded to 5/1/12 @ 100) (e)	1,755,000	1,946,137
5.5% 5/1/15 (Pre-Refunded to 5/1/12 @ 100) (e)	1,850,000	2,051,484
5.5% 5/1/17 (Pre-Refunded to 5/1/12 @ 100) (e)	2,060,000	2,284,355
5.5% 5/1/18 (Pre-Refunded to 5/1/12 @ 100) (e)	2,175,000	2,411,879
Carrier Creek Drainage District #326 5% 6/1/16
(AMBAC Insured)	1,620,000	1,747,202
Charles Stewart Mott Cmnty. College 5% 5/1/17 (MBIA
Insured)	1,675,000	1,798,783
Chippewa Valley Schools:
Series I, 5.375% 5/1/17 (Pre-Refunded to 5/1/11 @
100) (e)	1,000,000	1,090,790
5.5% 5/1/17 (Pre-Refunded to 5/1/12 @ 100) (e)	1,125,000	1,247,524
Clarkston Cmnty. Schools:
5.25% 5/1/29	5,000,000	5,347,200
5.375% 5/1/21	1,950,000	2,140,671
5.375% 5/1/22	1,150,000	1,262,447
Comstock Park Pub. Schools 5% 5/1/16 (FSA Insured) .	1,000,000	1,077,120

See accompanying notes which are an integral part of the financial statements.

Annual Report 10

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount
Michigan – continued
Constantine Pub. Schools:
5% 5/1/25	$560,000	$ 584,612
5% 5/1/25 (Pre-Refunded to 11/1/12 @ 100) (e)	1,690,000	1,827,667
5.5% 5/1/18 (Pre-Refunded to 11/1/12 @ 100) (e) .	1,220,000	1,355,932
5.5% 5/1/19 (Pre-Refunded to 11/1/12 @ 100) (e) .	1,245,000	1,383,718
5.5% 5/1/20 (Pre-Refunded to 11/1/12 @ 100) (e) .	1,245,000	1,383,718
5.5% 5/1/21 (Pre-Refunded to 11/1/12 @ 100) (e) .	1,250,000	1,389,275
Crawford AuSable School District (School Bldg. & Site
Proj.) Series 2001, 5.625% 5/1/18 (Pre-Refunded to
5/1/11 @ 100) (e)	1,100,000	1,210,308
Detroit City School District:
Series 2005 A, 5.25% 5/1/30 (FSA Insured)	5,000,000	5,679,100
Series A:
5.5% 5/1/11 (FSA Insured)	2,000,000	2,193,620
5.5% 5/1/16 (Pre-Refunded to 5/1/12 @ 100) (e) .	1,500,000	1,658,895
5.5% 5/1/17 (Pre-Refunded to 5/1/13 @ 100) (e) .	3,015,000	3,360,157
5.5% 5/1/18 (Pre-Refunded to 5/1/12 @ 100) (e) .	1,000,000	1,105,930
5.5% 5/1/18 (Pre-Refunded to 5/1/13 @ 100) (e) .	2,000,000	2,228,960
5.5% 5/1/20 (Pre-Refunded to 5/1/12 @ 100) (e) .	3,050,000	3,373,087
Series B, 5.25% 5/1/15 (FGIC Insured)	3,085,000	3,356,079
Detroit Convention Facilities Rev. (Cobo Hall Expansion
Proj.):
5% 9/30/11 (MBIA Insured)	3,000,000	3,225,420
5% 9/30/12 (MBIA Insured)	3,000,000	3,245,340
Detroit Gen. Oblig.:
(Distributable State Aid Proj.) 5.25% 5/1/09 (AMBAC
Insured)	4,525,000	4,800,301
Series 2003 A, 5% 4/1/11 (XL Cap. Assurance, Inc.
Insured)	1,430,000	1,525,438
Series 2005 B, 5% 4/1/13 (FSA Insured)	1,830,000	1,961,742
Series 2005 C, 5% 4/1/13 (FSA Insured)	1,985,000	2,127,900
Series B1, 5% 4/1/13 (AMBAC Insured)	2,000,000	2,163,680
5.5% 4/1/17 (Pre-Refunded to 4/1/11 @ 100) (e)	2,615,000	2,864,523
5.5% 4/1/19 (Pre-Refunded to 4/1/11 @ 100) (e)	1,500,000	1,643,130
5.5% 4/1/20 (Pre-Refunded to 4/1/11 @ 100) (e)	1,250,000	1,369,275
Detroit Swr. Disp. Rev.:
Series 2001 D1, 5.5%, tender 7/1/08 (MBIA
Insured) (c)	10,000,000	10,475,100
Series A:
0% 7/1/14 (FGIC Insured)	6,730,000	4,713,423
5.125% 7/1/31 (FGIC Insured)	8,020,000	8,344,409

See accompanying notes which are an integral part of the financial statements.

11 Annual Report

Fidelity Michigan Municipal Income Fund
Investments continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount
Michigan – continued
Detroit Wtr. Supply Sys. Rev.:
Series 2001 A, 5.25% 7/1/33 (FGIC Insured)	$6,390,000	$6,725,411
Series A:
5.5% 7/1/15 (Pre-Refunded to 1/1/10 @ 101) (e) .	3,675,000	3,987,008
5.75% 7/1/11 (MBIA Insured)	3,050,000	3,383,579
Series B:
5.25% 7/1/17 (MBIA Insured)	2,760,000	2,992,502
5.5% 7/1/33 (FGIC Insured)	10,000,000	10,792,600
6.5% 7/1/15 (FGIC Insured)	6,025,000	7,225,662
Dexter Cmnty. Schools 5% 5/1/18 (Liquidity Facility
Sumitomo Bank Lease Fin., Inc. (SBLF))	1,955,000	2,072,828
Dundee Cmnty. School District:
Series 2000, 5.375% 5/1/27 (Pre-Refunded to
5/1/10 @ 100) (e)	1,195,000	1,289,560
5.375% 5/1/19 (Pre-Refunded to 5/1/10 @ 100) (e)	1,000,000	1,079,130
East China School District 5.5% 5/1/17 (Pre-Refunded
to 11/1/11 @ 100) (e)	1,775,000	1,955,518
East Grand Rapids Pub. School District:
5% 5/1/16 (FSA Insured)	1,425,000	1,524,950
5% 5/1/17 (FSA Insured)	1,985,000	2,118,432
5.5% 5/1/17	1,690,000	1,817,882
East Lansing School District Gen. Oblig. Series B, 5%
5/1/30 (MBIA Insured)	3,530,000	3,701,346
Eastern Michigan Univ. Revs. Series 2000 B:
5.5% 6/1/20 (FGIC Insured)	2,230,000	2,386,100
5.625% 6/1/30 (FGIC Insured)	1,250,000	1,345,363
Farmington Pub. School District 5% 5/1/18 (FSA
Insured)	4,500,000	4,807,305
Fenton Area Pub. Schools 5% 5/1/14 (FGIC Insured)	1,775,000	1,925,662
Ferris State Univ. Rev.:
5% 10/1/16 (MBIA Insured)	1,255,000	1,342,888
5% 10/1/17 (MBIA Insured)	1,320,000	1,407,437
Flushing Cmnty. Schools:
5.25% 5/1/17 (Pre-Refunded to 5/1/13 @ 100) (e) .	1,000,000	1,101,940
5.25% 5/1/18 (Pre-Refunded to 5/1/13 @ 100) (e) .	1,030,000	1,134,998
Fraser Pub. School District:
5% 5/1/16 (FSA Insured)	1,055,000	1,133,819
5% 5/1/17 (FSA Insured)	1,615,000	1,734,349
Garden City School District:
5% 5/1/14 (FSA Insured)	1,210,000	1,312,705
5% 5/1/17 (FSA Insured)	1,390,000	1,487,147

See accompanying notes which are an integral part of the financial statements.

Annual Report

12

Municipal Bonds continued
		Principal	Value (Note 1)
		Amount
Michigan – continued
Genesee County Gen. Oblig. Series A:
5% 5/1/17 (MBIA Insured)		$1,355,000	$1,444,295
5% 5/1/18 (MBIA Insured)		1,505,000	1,598,190
Gibraltar School District:
5% 5/1/16 (FSA Insured)		1,230,000	1,315,965
5% 5/1/17 (FSA Insured)		1,230,000	1,311,057
5.5% 5/1/18 (Pre-Refunded to 11/1/12 @ 100) (e)	.	1,200,000	1,333,704
5.5% 5/1/21 (Pre-Refunded to 11/1/12 @ 100) (e)	.	1,200,000	1,333,704
Grand Blanc Cmnty. Schools 5.5% 5/1/13 (FGIC
Insured)		1,000,000	1,093,450
Grand Rapids Downtown Dev. Auth. Tax Increment Rev.
0% 6/1/11 (MBIA Insured)		3,160,000	2,565,920
Grand Rapids San. Swr. Sys. Rev. 5% 1/1/34 (MBIA
Insured)		3,000,000	3,150,270
Grand Rapids Wtr. Supply Sys. 5.75% 1/1/11 (FGIC
Insured)		2,020,000	2,227,373
Hamilton Cmnty. Schools District 5% 5/1/24 (FGIC
Insured)		1,500,000	1,531,530
Haslett Pub. Schools 5% 5/1/16 (MBIA Insured)		1,100,000	1,176,879
Howell Pub. Schools 0% 5/1/10 (AMBAC Insured)		1,130,000	960,319
Hudsonville Pub. Schools 5% 5/1/16 (FSA Insured)		1,000,000	1,069,890
Huron School District 5.625% 5/1/16 (Pre-Refunded to
5/1/11 @ 100) (e)		1,050,000	1,157,972
Huron Valley School District:
0% 5/1/10 (FGIC Insured)		2,500,000	2,124,600
0% 5/1/11 (FGIC Insured)		5,830,000	4,751,625
0% 5/1/12 (FGIC Insured)		1,420,000	1,103,411
5.25% 5/1/16		2,450,000	2,665,282
Kent Hosp. Fin. Auth. Hosp. Facilities Rev.:
(Butterworth Hosp. Proj.) Series A, 7.25% 1/15/13		3,685,000	4,167,219
(Spectrum Health Proj.) Series A:
5.375% 1/15/11		2,420,000	2,527,061
5.375% 1/15/12		2,505,000	2,622,610
L’Anse Creuse Pub. Schools:
5.375% 5/1/18		1,000,000	1,096,330
5.375% 5/1/20		1,000,000	1,097,590
Lake Orion Cmnty. School District:
Series B, 5.25% 5/1/25 (Liquidity Facility Sumitomo
Bank Lease Fin., Inc. (SBLF))		3,000,000	3,158,280
5.25% 5/1/27 (Liquidity Facility Sumitomo Bank Lease
Fin., Inc. (SBLF))		1,150,000	1,221,611
Lansing Bldg. Auth. Rev. 0% 6/1/12 (AMBAC Insured)	.	3,000,000	2,323,410

See accompanying notes which are an integral part of the financial statements.

13 Annual Report

Fidelity Michigan Municipal Income Fund
Investments continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount
Michigan – continued
Lawton Cmnty. Schools 5.5% 5/1/19 (Pre-Refunded to
11/1/11 @ 100) (e)	$1,050,000	$ 1,156,785
Livonia Muni. Bldg. Auth. 5% 5/1/17 (FGIC Insured)	1,100,000	1,141,437
Livonia Pub. School District Series II, 0% 5/1/21 (FGIC
Insured) (Pre-Refunded to 5/1/07 @ 39.31)	8,480,000	3,179,915
Michigan Bldg. Auth. Rev. (Facilities Prog.):
Series II, 5% 10/15/33 (AMBAC Insured)	3,000,000	3,141,600
Series III, 5% 10/15/10 (MBIA Insured)	1,000,000	1,068,590
Michigan Comprehensive Trans. Rev. Series B:
5.25% 5/15/11 (FSA Insured)	1,475,000	1,600,862
5.25% 5/15/16 (Pre-Refunded to 5/15/12 @
100) (e)	3,850,000	4,205,817
Michigan Ctfs. of Prtn. 5.75% 6/1/17 (Pre-Refunded to
6/1/10 @ 100) (e)	3,000,000	3,283,530
Michigan Gen. Oblig. (Envir. Protection Prog.) 6.25%
11/1/12	2,665,000	2,982,988
Michigan Higher Ed. Student Ln. Auth. Rev. Series XII W,
4.875% 9/1/10 (AMBAC Insured) (d)	3,000,000	3,096,180
Michigan Hosp. Fin. Auth. Hosp. Rev.:
(Ascension Health Cr. Group Proj.) Series A:
5%, tender 4/1/11 (c)	2,035,000	2,157,833
6% 11/15/19 (Pre-Refunded to 11/15/09 @
101) (e)	10,645,000	11,699,056
(Crittenton Hosp. Proj.) Series A:
5.5% 3/1/13	455,000	487,473
5.5% 3/1/14	1,300,000	1,389,141
5.5% 3/1/15	1,985,000	2,118,908
(Genesys Reg’l. Med. Hosp. Proj.) Series A, 5.3%
10/1/11 (Escrowed to Maturity) (e)	1,000,000	1,040,200
(Henry Ford Health Sys. Proj.):
Series 2003 A, 5.5% 3/1/14	2,000,000	2,164,280
Series A, 6% 11/15/19	1,945,000	2,079,302
6% 9/1/12 (AMBAC Insured)	1,500,000	1,695,195
(Mercy Health Svcs. Proj.):
Series 1996 R, 5.375% 8/15/26 (Escrowed to
Maturity) (e)	2,500,000	2,540,575
Series Q:
5.25% 8/15/10 (Escrowed to Maturity) (e)	2,195,000	2,235,300
5.375% 8/15/26 (Escrowed to Maturity) (e)	2,450,000	2,489,764
6% 8/15/08 (Escrowed to Maturity) (e)	1,130,000	1,158,781
6% 8/15/10 (Escrowed to Maturity) (e)	1,265,000	1,299,016
Series R, 5.375% 8/15/16 (Escrowed to
Maturity) (e)	2,500,000	2,542,100

See accompanying notes which are an integral part of the financial statements.

Annual Report

14

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount
Michigan – continued
Michigan Hosp. Fin. Auth. Hosp. Rev.: – continued
(MidMichigan Health Obligated Group Prog.) Series
2002 A, 5.5% 4/15/18 (AMBAC Insured)	$2,000,000	$ 2,169,580
(Oakwood Obligated Group Proj.) 5.5% 11/1/11	3,000,000	3,234,720
(Saint John Hosp. & Med. Ctr. Proj.) Series A, 6%
5/15/09 (Escrowed to Maturity) (e)	1,710,000	1,843,243
(Sisters of Mercy Health Corp. Proj.) Series P, 5.375%
8/15/14 (Escrowed to Maturity) (e)	570,000	595,696
(Sparrow Hosp. Obligated Group Proj.):
5.5% 11/15/21	1,435,000	1,535,249
5.625% 11/15/31	4,500,000	4,746,825
(Trinity Health Sys. Proj.) Series 2000 A, 6% 12/1/27	1,535,000	1,683,818
Michigan Muni. Bond Auth. Rev.:
(Detroit School District Proj.) Series B, 5% 6/1/12
(FSA Insured)	7,300,000	7,827,936
(Local Govt. Ln. Prog.):
Series A:
0% 12/1/07 (FGIC Insured)	5,340,000	5,003,046
4.75% 12/1/09 (FGIC Insured)	6,000,000	6,005,760
Series CA, 0% 6/15/13 (FSA Insured)	3,850,000	2,835,718
Series G, 0% 5/1/19 (AMBAC Insured)	1,865,000	1,029,536
7.5% 11/1/09 (AMBAC Insured)	20,000	20,051
Series C, 5% 5/1/11	2,085,000	2,232,430
5% 10/1/23	5,000,000	5,253,850
5.375% 10/1/19	1,980,000	2,169,922
Michigan Strategic Fund Exempt Facilities Rev. (Waste
Mgmt., Inc. Proj.) 3.75%, tender 8/1/07 (c)(d)	3,000,000	2,989,980
Michigan Strategic Fund Ltd. Oblig. Rev. (Detroit Edison
Co. Proj.):
Series A, 5.55% 9/1/29 (MBIA Insured) (d)	1,000,000	1,058,580
Series BB:
7% 7/15/08 (MBIA Insured)	2,200,000	2,390,806
7% 5/1/21 (AMBAC Insured)	8,520,000	11,081,453
Michigan Trunk Line:
Series A:
0% 10/1/11 (AMBAC Insured)	3,630,000	2,905,016
5.5% 11/1/16	3,000,000	3,400,440
Series B, 5% 9/1/15 (FSA Insured)	5,000,000	5,434,550
5.25% 10/1/16 (FSA Insured)	3,000,000	3,256,290
Mona Shores School District 6.75% 5/1/10 (FGIC
Insured)	2,220,000	2,506,935

See accompanying notes which are an integral part of the financial statements.

15 Annual Report

Fidelity Michigan Municipal Income Fund
Investments continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount
Michigan – continued
Montague Pub. School District:
5.5% 5/1/16	$1,005,000	$ 1,089,058
5.5% 5/1/17	1,005,000	1,087,430
5.5% 5/1/19	1,090,000	1,175,870
Morenci Area Schools 5.25% 5/1/21 (MBIA Insured)	1,410,000	1,510,773
Mount Clemens Cmnty. School District:
0% 5/1/17	5,000,000	2,414,800
5.5% 5/1/16 (Pre-Refunded to 11/1/11 @ 100) (e) .	1,000,000	1,101,700
Muskegon Heights Wtr. Sys. Rev. Series 2000 A:
5.625% 11/1/20 (Pre-Refunded to 11/1/10 @
100) (e)	2,075,000	2,271,876
5.625% 11/1/30 (Pre-Refunded to 11/1/10 @
100) (e)	1,550,000	1,697,064
New Haven Cmnty. Schools 5.25% 5/1/18	1,175,000	1,268,424
Northville Pub. Schools:
Series II:
5% 5/1/15 (FSA Insured)	1,525,000	1,641,388
5% 5/1/16 (FSA Insured)	1,475,000	1,578,088
5% 5/1/17 (FSA Insured)	3,675,000	3,934,455
Northwestern Michigan Cmnty. College Impt.:
5.5% 4/1/14 (FGIC Insured)	285,000	304,386
5.5% 4/1/15 (FGIC Insured)	170,000	181,317
Northwestern Michigan College Gen. Oblig. 5% 4/1/14
(AMBAC Insured)	2,000,000	2,171,240
Oakland Univ. Rev. 5% 5/15/12 (AMBAC Insured)	1,020,000	1,099,295
Okemos Pub. School District:
0% 5/1/12 (MBIA Insured)	2,500,000	1,942,625
0% 5/1/13 (MBIA Insured)	1,700,000	1,258,425
Ovid-Elsie Area Schools Counties of Clinton, Shawassee,
Saginaw and Gratiot 5% 5/1/18 (Pre-Refunded to
11/1/12 @ 100) (e)	1,515,000	1,638,412
Petoskey Pub. School District:
5% 5/1/14 (MBIA Insured)	1,430,000	1,546,073
5% 5/1/16 (MBIA Insured)	1,945,000	2,096,574
Plainwell Cmnty. School District:
5% 5/1/15 (FSA Insured)	1,030,000	1,116,942
5% 5/1/16 (FSA Insured)	1,025,000	1,109,030
5.5% 5/1/14	1,000,000	1,104,420
5.5% 5/1/16 (Pre-Refunded to 11/1/12 @ 100) (e) .	1,000,000	1,108,230
Port Huron Area School District County of Saint Clair:
0% 5/1/08 (Liquidity Facility Michigan School Bond
Ln. Fund)	1,975,000	1,817,119

See accompanying notes which are an integral part of the financial statements.

Annual Report

16

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount
Michigan – continued
Port Huron Area School District County of Saint Clair: -
continued
5.25% 5/1/16	$1,175,000	$ 1,279,422
5.25% 5/1/17	2,125,000	2,305,859
5.25% 5/1/18	2,175,000	2,347,934
Riverview Cmnty. School District:
5% 5/1/14	905,000	979,129
5% 5/1/15	955,000	1,028,993
5% 5/1/17	1,000,000	1,068,680
5% 5/1/18	1,000,000	1,065,040
Rochester Cmnty. School District:
Series II, 5.5% 5/1/16	1,125,000	1,239,413
5% 5/1/19 (MBIA Insured)	1,000,000	1,094,850
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William
Beaumont Hosp. Proj.):
Series M, 5.25% 11/15/31 (MBIA Insured)	2,000,000	2,084,780
5.5% 1/1/14	4,000,000	4,089,840
Saint Clair County Gen. Oblig.:
5% 4/1/17 (AMBAC Insured)	1,380,000	1,471,977
5% 4/1/19 (AMBAC Insured)	1,475,000	1,570,108
Saint Joseph School District 5.5% 5/1/18 (Pre-Refunded
to 11/1/11 @ 100) (e)	1,065,000	1,173,311
South Haven Pub. Schools:
5% 5/1/21 (FSA Insured)	1,450,000	1,526,125
5% 5/1/22 (FSA Insured)	1,350,000	1,419,998
South Lyon Cmnty. Schools (School Bldg. and Site Prog.)
5.25% 5/1/15 (FGIC Insured)	1,000,000	1,088,250
South Redford School District 5% 5/1/16 (MBIA Insured)	1,125,000	1,208,138
Southfield Library Bldg. Auth. 5.5% 5/1/21 (Pre-Re-
funded to 5/1/10 @ 100) (e)	1,425,000	1,544,871
Southfield Pub. Schools:
Series A:
5.25% 5/1/17 (Liquidity Facility Sumitomo Bank
Lease Fin., Inc. (SBLF))	1,025,000	1,110,987
5.25% 5/1/18 (Liquidity Facility Sumitomo Bank
Lease Fin., Inc. (SBLF))	1,025,000	1,108,271
5.25% 5/1/19 (Liquidity Facility Sumitomo Bank
Lease Fin., Inc. (SBLF))	1,025,000	1,107,595
5.25% 5/1/20 (Liquidity Facility Sumitomo Bank
Lease Fin., Inc. (SBLF))	1,025,000	1,106,928
Series B:
5.125% 5/1/16 (FSA Insured)	2,780,000	3,009,600

See accompanying notes which are an integral part of the financial statements.

17 Annual Report

Fidelity Michigan Municipal Income Fund
Investments continued

Municipal Bonds continued
		Principal	Value (Note 1)
		Amount
Michigan – continued
Southfield Pub. Schools: – continued
Series B:
5.25% 5/1/25 (FSA Insured)		$6,500,000	$ 6,988,995
Stockbridge Cmnty. Schools 5.625% 5/1/26 (Pre-Re-
funded to 5/1/10 @ 100) (e)		1,435,000	1,562,859
Taylor City Bldg. Auth. County of Wayne Bldg. Auth.
Pub. Facilities 5% 10/1/21 (MBIA Insured)		1,735,000	1,830,477
Tecumseh Pub. Schools 5.5% 5/1/30 (Pre-Refunded to
5/1/10 @ 100) (e)		1,250,000	1,355,150
Troy School District:
5% 5/1/13 (MBIA Insured) (a)		1,000,000	1,062,510
5% 5/1/15		2,135,000	2,300,420
5% 5/1/15 (MBIA Insured) (a)		1,000,000	1,065,970
5% 5/1/16 (MBIA Insured) (a)		1,000,000	1,065,250
Utica Cmnty. Schools:
5% 5/1/17		3,000,000	3,199,650
5.25% 5/1/15		725,000	792,577
5.375% 5/1/16		2,250,000	2,480,580
5.5% 5/1/17		1,000,000	1,109,740
Warren Consolidated School District 5.375% 5/1/16
(FSA Insured)		2,350,000	2,547,941
Waverly Cmnty. School District:
5% 5/1/11 (FSA Insured)		1,000,000	1,072,720
5% 5/1/17 (FSA Insured)		3,090,000	3,305,960
5.75% 5/1/14 (Pre-Refunded to 5/1/10 @ 100) (e)	.	1,000,000	1,094,090
5.75% 5/1/16 (Pre-Refunded to 5/1/10 @ 100) (e)	.	1,000,000	1,094,090
Wayne Charter County Arpt. Rev. (Detroit Metropolitan
Wayne County Arpt. Proj.) Series A, 5.25% 12/1/12
(MBIA Insured) (d)		2,500,000	2,621,850
Wayne Charter County Gen. Oblig. Series 2001 A,
5.5% 12/1/17 (MBIA Insured)		1,000,000	1,078,420
West Ottawa Pub. School District 5.25% 5/1/10 (FGIC
Insured)		850,000	870,341
Whitehall District Schools 5.5% 5/1/15		1,000,000	1,101,700
Williamston Cmnty. Schools Gen. Oblig. 5% 5/1/18
(FGIC Insured)		1,000,000	1,069,890
Willow Run Cmnty. Schools County of Washtenaw:
5% 5/1/17 (FSA Insured)		1,875,000	2,006,044
5.5% 5/1/16 (Pre-Refunded to 5/1/11 @ 100) (e)		1,630,000	1,787,800
Woodhaven-Brownstown School District County of
Wayne:
5.375% 5/1/16		1,710,000	1,869,047
5.375% 5/1/18 (FSA Insured)		1,875,000	2,032,913

See accompanying notes which are an integral part of the financial statements.

Annual Report

18

Municipal Bonds continued
		Principal	Value (Note 1)
		Amount
Michigan – continued
Wyandotte City School District 5.375% 5/1/20 (Pre-Re-
funded to 5/1/12 @ 100) (e)		$ 1,050,000	$ 1,156,985
Wyandotte Elec. Rev.:
5.375% 10/1/14 (MBIA Insured)		3,485,000	3,688,559
5.375% 10/1/15 (MBIA Insured)		1,670,000	1,767,545
Wyoming Sewage Disp. Sys. Rev. 5% 6/1/30 (MBIA
Insured)		4,000,000	4,195,640
Zeeland Pub. Schools:
5% 5/1/16 (FGIC Insured)		2,035,000	2,191,939
5% 5/1/17 (FGIC Insured)		1,500,000	1,610,850
5.25% 5/1/16 (MBIA Insured)		1,050,000	1,145,960
			549,382,117

Puerto Rico 0.8%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy.
Rev. Series 1996 Y, 5% 7/1/36 (MBIA Insured)		2,500,000	2,631,375
Puerto Rico Commonwealth Infrastructure Fing. Auth.
Series 2000 A, 5.5% 10/1/32 (Escrowed to
Maturity) (e)		850,000	922,752
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ, 5.5%
7/1/18 (XL Cap. Assurance, Inc. Insured)		1,000,000	1,139,970
			4,694,097

TOTAL INVESTMENT PORTFOLIO 98.1%
(Cost $536,782,178)			554,626,981

NET OTHER ASSETS – 1.9%			10,857,135
NET ASSETS 100%			$ 565,484,116

Futures Contracts
	Expiration	Underlying	Unrealized
	Date	Face Amount	Appreciation/
		at Value	(Depreciation)
Sold

Treasury Contracts
60 U.S. Treasury 10-Year Bond Contracts	March 2006	$ 6,564,375	$ (67,273)

The face value of futures sold as a percentage of net assets		1.2%

See accompanying notes which are an integral part of the financial statements.

19 Annual Report

Fidelity Michigan Municipal Income Fund
Investments continued

Legend

(a) Security or a portion of the security
purchased on a delayed delivery or
when-issued basis.

(b) Security or a portion of the security was
pledged to cover margin requirements
for futures contracts. At the period end,
the value of securities pledged
amounted to $2,848,149.

(c) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(d) Private activity obligations whose
interest is subject to the federal
alternative minimum tax for individuals.

(e) Security collateralized by an amount
sufficient to pay interest and principal.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:

General Obligations	45.5%
Escrowed/Pre Refunded	19.2%
Water & Sewer	12.8%
Health Care	7.3%
Special Tax	5.5%
Others* (individually less than 5%)	9.7%
100.0%

*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report 20

Fidelity Michigan Municipal Income Fund
Financial Statements

Statement of Assets and Liabilities
		December 31, 2005

Assets
Investment in securities, at value See accompanying
schedule:
Unaffiliated issuers (cost $536,782,178)		$554,626,981
Cash		7,669,536
Receivable for fund shares sold		2,233,524
Interest receivable		5,884,887
Receivable for daily variation on futures contracts		10,311
Prepaid expenses		2,832
Other receivables		38,162
Total assets		570,466,233

Liabilities
Payable for investments purchased
Regular delivery	$131,509
Delayed delivery	3,210,450
Payable for fund shares redeemed	729,628
Distributions payable	635,705
Accrued management fee	174,811
Other affiliated payables	50,221
Other payables and accrued expenses	49,793
Total liabilities		4,982,117

Net Assets		$565,484,116
Net Assets consist of:
Paid in capital		$547,110,711
Undistributed net investment income		260,167
Accumulated undistributed net realized gain (loss) on
investments		335,708
Net unrealized appreciation (depreciation) on
investments		17,777,530
Net Assets, for 47,760,771 shares outstanding		$565,484,116
Net Asset Value, offering price and redemption price per
share ($565,484,116 ÷ 47,760,771 shares)		$11.84

See accompanying notes which are an integral part of the financial statements.

21 Annual Report

Fidelity Michigan Municipal Income Fund
Financial Statements continued

Statement of Operations
	Year ended December 31, 2005

Investment Income
Interest		$ 25,034,316

Expenses
Management fee	$2,132,610
Transfer agent fees	452,005
Accounting fees and expenses	135,672
Independent trustees’ compensation	2,614
Custodian fees and expenses	9,211
Registration fees	21,626
Audit	48,375
Legal	7,453
Miscellaneous	13,999
Total expenses before reductions	2,823,565
Expense reductions	(274,420)	2,549,145

Net investment income		22,485,171
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,358,475
Futures contracts	197,831
Total net realized gain (loss)		4,556,306
Change in net unrealized appreciation (depreciation) on:
Investment securities	(11,901,502)
Futures contracts	(67,273)
Total change in net unrealized appreciation
(depreciation)		(11,968,775)
Net gain (loss)		(7,412,469)
Net increase (decrease) in net assets resulting from
operations		$ 15,072,702

See accompanying notes which are an integral part of the financial statements.

Annual Report

22

Statement of Changes in Net Assets
	Year ended	Year ended
	December 31,	December 31,
	2005	2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$22,485,171	$22,584,939
Net realized gain (loss)	4,556,306	6,019,576
Change in net unrealized appreciation (depreciation) .	(11,968,775)	(7,701,308)
Net increase (decrease) in net assets resulting
from operations	15,072,702	20,903,207
Distributions to shareholders from net investment income .	(22,452,478)	(22,507,564)
Distributions to shareholders from net realized gain	(5,430,741)	(3,899,782)
Total distributions	(27,883,219)	(26,407,346)
Share transactions
Proceeds from sales of shares	91,467,289	72,884,467
Reinvestment of distributions	18,797,338	18,252,560
Cost of shares redeemed	(91,856,609)	(87,145,890)
Net increase (decrease) in net assets resulting from
share transactions	18,408,018	3,991,137
Redemption fees	3,250	2,127
Total increase (decrease) in net assets	5,600,751	(1,510,875)

Net Assets
Beginning of period	559,883,365	561,394,240
End of period (including undistributed net investment
income of $260,167 and undistributed net invest-
ment income of $106,864, respectively)	$565,484,116	$559,883,365

Other Information
Shares
Sold	7,616,556	5,988,507
Issued in reinvestment of distributions	1,570,055	1,506,099
Redeemed	(7,675,047)	(7,198,143)
Net increase (decrease)	1,511,564	296,463

See accompanying notes which are an integral part of the financial statements.

23 Annual Report

Financial Highlights

Years ended December 31,	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 12.11	$ 12.22	$ 12.04	$ 11.47	$ 11.48
Income from Investment Operations
Net investment incomeB	472.491		.513	.532	.552D
Net realized and unrealized gain
(loss)	(.155)	(.026)	.180	.568	(.010)D
Total from investment operations	317.465		.693	1.100	.542
Distributions from net investment
income	(.472)	(.490)	(.513)	(.530)	(.552)
Distributions from net realized gain .	(.115)	(.085)	—	—	—
Total distributions	(.587)	(.575)	(.513)	(.530)	(.552)
Redemption fees added to paid in
capitalB,E	—	—	—	—	—
Net asset value, end of period	$ 11.84	$ 12.11	$ 12.22	$ 12.04	$ 11.47
Total ReturnA	2.67%	3.90%	5.87%	9.78%	4.77%
Ratios to Average Net AssetsC
Expenses before reductions	49%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.49%	.50%	.50%	.50%	.50%
Expenses net of all reductions	45%	.48%	.49%	.48%	.44%
Net investment income	3.94%	4.05%	4.22%	4.51%	4.76%D
Supplemental Data
Net assets, end of period
(000 omitted)	$565,484	$559,883	$561,394	$572,242	$505,534
Portfolio turnover rate	23%	12%	23%	17%	19%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Calculated based on average shares outstanding during the period.
C Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Ex penses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrange ments. Expenses net of all reductions represent the net expenses paid by the fund.
D Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.
E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

24

Fidelity Michigan Municipal Money Market Fund
Investment Changes/Performance

Maturity Diversification
Days	% of fund’s	% of fund’s	% of fund’s
	investments	investments	investments
	12/31/05	6/30/05	12/31/04
0 – 30	92.8	90.7	92.5
31 – 90	0.0	2.2	0.9
91 – 180	3.3	3.6	2.7
181 – 397	3.9	3.5	3.9
Weighted Average Maturity
	12/31/05	6/30/05	12/31/04
Fidelity Michigan Municipal Money
Market Fund	19 Days	21 Days	21 Days
All Tax Free Money Market Funds
Average*	29 Days	24 Days	33 Days

Current and Historical Seven Day Yields
	1/2/06	10/3/05	6/27/05	3/28/05	1/3/05
Fidelity Michigan Munici
pal Money Market Fund	2.93%	2.22%	2.01%	1.59%	1.42%
If Fidelity had not reimbursed
certain fund expenses	2.90%	2.21%	1.99%	1.50%	—

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund.

*Source: iMoneyNet, Inc.

25 Annual Report

Fidelity Michigan Municipal Money Market Fund
Investments December 31, 2005
Showing Percentage of Net Assets

Municipal Securities 95.7%
	Principal	Value (Note 1)
	Amount
Michigan – 93.6%
Allen Park Pub. School District Participating VRDN Series ROC
II R4007, 3.56% (Liquidity Facility Citigroup Global Markets
Hldgs., Inc.) (b)(e)	$5,120,000	$ 5,120,000
Charlotte Hosp. Fin. Auth. Ltd. Oblig. Rev. (Hayes Green
Beach Proj.) 3.56%, LOC Fifth Third Bank, Cincinnati,
VRDN (b)	13,675,000	13,675,000
Clarkston Cmnty. Schools Participating VRDN Series ROC II
R4519, 3.56% (Liquidity Facility Citigroup Global Markets
Hldgs., Inc.) (b)(e)	6,100,000	6,100,000
Clinton Econ. Dev. Corp. Rev. (Clinton Area Care Ctr. Proj.)
3.56%, LOC Northern Trust Co., Chicago, VRDN (b)	4,935,000	4,935,000
Comstock Park Pub. Schools Participating VRDN Series ROC II
® 2178, 3.56% (Liquidity Facility Citigroup Global Markets
Hldgs., Inc.) (b)(e)	1,330,000	1,330,000
Delta County Econ. Dev. Corp. Envir. Impt. Rev. Participating
VRDN Series PT 2371, 3.58% (Liquidity Facility Merrill Lynch
& Co., Inc.) (b)(e)	3,100,000	3,100,000
Detroit City School District Participating VRDN:
ROC II R1033, 3.56% (Liquidity Facility Citigroup Global
Markets Hldgs., Inc.) (b)(e)	3,655,000	3,655,000
Series AAB 04 39, 3.54% (Liquidity Facility ABN AMRO
Bank NV) (b)(e)	5,800,000	5,800,000
Series EGL 7050072, 3.56% (Liquidity Facility Citibank
NA) (b)(e)	2,000,000	2,000,000
Series MACN 05 R, 3.55% (Liquidity Facility Bank of
America NA) (b)(e)	8,495,000	8,495,000
Series PA 997, 3.54% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(e)	8,840,000	8,840,000
Series PT 2158, 3.54% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(e)	1,000,000	1,000,000
Series ROC II R4004, 3.56% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (b)(e)	5,750,000	5,750,000
Detroit Econ. Dev. Corp. Resource Recovery Rev.:
Bonds Series A, 4% 5/1/06 (AMBAC Insured) (c)	2,500,000	2,510,550
Participating VRDN Series Merlots 01 A90, 3.59% (Liquidity
Facility Wachovia Bank NA) (b)(c)(e)	2,500,000	2,500,000
Detroit Gen. Oblig. RAN 4% 4/3/06	5,000,000	5,016,922
Detroit Swr. Disp. Rev. Participating VRDN:
Series AAB 05 3, 3.54% (Liquidity Facility ABN-AMRO Bank
NV) (b)(e)	6,500,000	6,500,000
Series Macon 02 G, 3.59% (Liquidity Facility Bank of
America NA) (b)(e)	8,520,000	8,520,000
Series Merlots 00 I, 3.54% (Liquidity Facility Wachovia Bank
NA) (b)(e)	9,300,000	9,300,000
See accompanying notes which are an integral part of the financial statements.

Annual Report 26

Municipal Securities continued
	Principal	Value (Note 1)
	Amount
Michigan – continued
Detroit Swr. Disp. Rev. Participating VRDN: – continued
Series Merlots 01 A103, 3.54% (Liquidity Facility Wachovia
Bank NA) (b)(e)	$ 9,995,000	$ 9,995,000
Series Merlots 01 A112, 3.54% (Liquidity Facility Wachovia
Bank NA) (b)(e)	3,555,000	3,555,000
Series PA 1183, 3.54% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(e)	6,000,000	6,000,000
Series ROC II R4014, 3.56% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (b)(e)	2,070,000	2,070,000
Series SGB 47, 3.56% (Liquidity Facility Societe
Generale) (b)(e)	5,800,000	5,800,000
Detroit Wtr. Supply Sys. Rev. Participating VRDN:
Series Merlots 00 D, 3.54% (Liquidity Facility Wachovia
Bank NA) (b)(e)	4,500,000	4,500,000
Series PT 2587, 3.54% (Liquidity Facility Dexia Cr. Local de
France) (b)(e)	3,265,000	3,265,000
Series Putters 783, 3.55% (Liquidity Facility JPMorgan Chase
Bank) (b)(e)	1,565,000	1,565,000
Detroit Wtr. Sys. Rev. Participating VRDN Series EGL 99 2202,
3.56% (Liquidity Facility Citibank NA, New York) (b)(e)	8,200,000	8,200,000
East Lansing School District Gen. Oblig. Participating VRDN
Series SGA 114, 3.6% (Liquidity Facility Societe
Generale) (b)(e)	6,000,000	6,000,000
Ecorse Pub. School District Participating VRDN Series ROC II
R7520, 3.56% (Liquidity Facility Citibank NA) (b)(e)	2,995,000	2,995,000
Fitzgerald Pub. School District Participating VRDN Series
Putters 561, 3.55% (Liquidity Facility JPMorgan Chase
Bank) (b)(e)	5,000,000	5,000,000
Genesee County Econ. Dev. Corp. (Creative Foam Corp. Proj.)
Series 1994, 3.68%, LOC JPMorgan Chase Bank,
VRDN (b)(c)	500,000	500,000
Grand Rapids Econ. Dev. Corp. (Cornerstone Univ. Proj.)
3.56%, LOC Nat’l. City Bank, VRDN (b)	1,800,000	1,800,000
Grand Rapids San. Swr. Sys. Rev. Impt. Participating VRDN
Series EGL 98 2201, 3.56% (Liquidity Facility Citibank
NA) (b)(e)	7,940,000	7,940,000
Hartland Consolidated School District Participating VRDN
Series MSTC 01 127 Class A, 3.6% (Liquidity Facility Bear
Stearns Companies, Inc.) (b)(e)	6,655,000	6,655,000
Holland Charter Township Econ. Dev. Corp. Rev. (Chicago
Mission Proj.) 3.62%, LOC Comerica Bank, Detroit,
VRDN (b)(c)	2,335,000	2,335,000
Hudsonville Pub. Schools Participating VRDN Series PT 2797,
3.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,985,000	5,985,000

See accompanying notes which are an integral part of the financial statements.

27 Annual Report

Fidelity Michigan Municipal Money Market Fund
Investments continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount
Michigan – continued
Jackson Pub. Schools RAN Series 2005 B, 3.75% 5/24/06,
LOC Comerica Bank, Detroit	$ 3,000,000	$ 3,009,015
Kent County Bldg. Auth. Participating VRDN Series PT 3243,
3.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,920,000	5,920,000
Kent Hosp. Fin. Auth. Health Care Rev. Bonds (Butterworth
health Sys. Obligated Group Proj.) Series 1996 A, 6.125%
1/15/21 (Pre-Refunded to 1/15/06 @ 102) (d)	2,000,000	2,042,487
Lakeview School District Calhoun County Participating VRDN
Series PT 1624, 3.54% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(e)	7,190,000	7,190,000
Macomb County Hosp. Fin. Auth. Rev. (Mount Clemens Gen.
Hosp. Proj.) Series 2003 A1, 3.7%, LOC Comerica Bank,
Detroit, VRDN (b)	20,130,000	20,130,000
Michigan Bldg. Auth. Rev. Participating VRDN:
Series AAB 03 35, 3.54% (Liquidity Facility ABN AMRO
Bank NV) (b)(e)	3,000,000	3,000,000
Series EGL 01 2202, 3.56% (Liquidity Facility Citibank NA,
New York) (b)(e)	3,000,000	3,000,000
Series MS 00 481X, 3.55% (Liquidity Facility Morgan
Stanley) (b)(e)	2,670,000	2,670,000
Series ROC II R2064, 3.56% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (b)(e)	2,740,000	2,740,000
Series ROC II R4057, 3.56% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (b)(e)	2,200,000	2,200,000
Series ROC II R4551, 3.56% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (b)(e)	5,180,000	5,180,000
Michigan Gen. Oblig.:
Bonds (Multi-Modal School Ln. Prog.) Series 2005 C, 3.15%
tender 4/4/06 (Liquidity Facility DEPFA BANK PLC), CP
mode	6,500,000	6,500,000
Participating VRDN Series PT 2021, 3.54% (Liquidity Facility
Merrill Lynch & Co., Inc.) (b)(e)	4,415,000	4,415,000
Michigan Higher Ed. Student Ln. Auth. Rev.:
Participating VRDN:
Series LB 05 L20, 3.63% (Liquidity Facility Lehman
Brothers Hldgs., Inc.) (b)(c)(e)	6,475,000	6,475,000
Series PA 1064, 3.59% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(c)(e)	7,420,000	7,420,000
Series XII B, 3.54% (AMBAC Insured), VRDN (b)(c)	2,400,000	2,400,000
Michigan Hosp. Fin. Auth. Hosp. Rev.:
(Ascension Health Cr. Group Proj.) Series B, 3.49%,
VRDN (b)	5,000,000	5,000,000
(Health Care Equip. Ln. Prog.):
Series B, 3.56%, LOC Standard Fed. Bank, VRDN (b)	2,600,000	2,600,000
See accompanying notes which are an integral part of the financial statements.

Annual Report 28

Municipal Securities continued
	Principal	Value (Note 1)
	Amount
Michigan – continued
Michigan Hosp. Fin. Auth. Hosp. Rev.: – continued
(Health Care Equip. Ln. Prog.):
Series C, 3.56%, LOC Fifth Third Bank, Cincinnati,
VRDN (b)	$ 7,500,000	$ 7,500,000
Michigan Hosp. Fin. Auth. Rev. Series B, 3.56%, LOC
Standard Fed. Bank, VRDN (b)	3,600,000	3,600,000
Michigan Hsg. Dev. Auth. Multi-family Hsg. Rev. (Hunt Club
Apts. Proj.) 3.55%, LOC Fannie Mae, VRDN (b)(c)	5,595,000	5,595,000
Michigan Hsg. Dev. Auth. Rental Hsg. Rev.:
Series 2000 A, 3.59% (MBIA Insured), VRDN (b)(c)	1,700,000	1,700,000
Series 2004 A, 3.53% (FGIC Insured), VRDN (b)(c)	4,900,000	4,900,000
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev.:
Series 1999 B2, 3.6% (MBIA Insured), VRDN (b)(c)	4,100,000	4,100,000
Series 2002 A, 3.6% (MBIA Insured), VRDN (b)(c)	5,000,000	5,000,000
Michigan Muni. Bond Auth. Rev.:
Participating VRDN:
Series EGL 00 2201, 3.56% (Liquidity Facility Citibank
NA, New York) (b)(e)	3,500,000	3,500,000
Series MS 718, 3.55% (Liquidity Facility Morgan
Stanley) (b)(e)	19,184,500	19,184,500
Series MSTC 02 204, 3.6% (Liquidity Facility Bear Stearns
Companies, Inc.) (b)(e)	10,395,000	10,395,000
Series PT 3061, 3.54% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(e)	6,250,000	6,250,000
Series ROC II R 339, 3.56% (Liquidity Facility Citibank
NA) (b)(e)	8,115,000	8,115,000
Series Stars 141, 3.54% (Liquidity Facility BNP Paribas
SA) (b)(e)	4,635,000	4,635,000
RAN Series C, 4.25% 8/18/06, LOC JPMorgan Chase Bank	15,000,000	15,111,354
TAN Series 2005 B1, 4% 8/18/06	6,500,000	6,544,778
Michigan Strategic Fund Indl. Dev. Rev. (Althaus Family
Investors II Proj.) Series 1997, 3.81%, LOC Huntington Nat’l.
Bank, Columbus, VRDN (b)	1,895,000	1,895,000
Michigan Strategic Fund Ltd. Oblig. Rev.:
Bonds (Dow Chemical Co. Proj.) Series 2003 A1, 3.55%
tender 1/4/06, CP mode (c)	5,900,000	5,900,000
Participating VRDN Series Putters 858Z, 3.58% (Liquidity
Facility JPMorgan Chase Bank) (b)(c)(e)	12,170,000	12,170,000
(BC&C Proj.) 3.68%, LOC Comerica Bank, Detroit,
VRDN (b)(c)	1,405,000	1,405,000
(Biewer of Lansing LLC Proj.) Series 1999, 3.66%, LOC
Standard Fed. Bank, VRDN (b)(c)	1,060,000	1,060,000
(Bosal Ind. Proj.) Series 1998, 3.65%, LOC Bank of New
York, New York, VRDN (b)(c)	7,500,000	7,500,000

See accompanying notes which are an integral part of the financial statements.

29 Annual Report

Fidelity Michigan Municipal Money Market Fund
Investments continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount
Michigan – continued
Michigan Strategic Fund Ltd. Oblig. Rev.: – continued
(CJS Properties LLC Proj.) 3.68%, LOC JPMorgan Chase
Bank, VRDN (b)(c)	$ 1,800,000	$ 1,800,000
(Conti Properties LLC Proj.) Series 1997, 3.68%, LOC
Comerica Bank, Detroit, VRDN (b)(c)	2,380,000	2,380,000
(Creative Foam Corp. Proj.) 3.68%, LOC JPMorgan Chase
Bank, VRDN (b)(c)	800,000	800,000
(Doss Ind. Dev. Co. Proj.) 3.68%, LOC JPMorgan Chase
Bank, VRDN (b)(c)	1,800,000	1,800,000
(Fintex LLC Proj.) Series 2000, 3.68%, LOC Comerica Bank,
Detroit, VRDN (b)(c)	1,705,000	1,705,000
(Future Fence Co. Proj.) 3.68%, LOC Comerica Bank,
Detroit, VRDN (b)(c)	2,330,000	2,330,000
(Holland Home Oblig. Group Proj.) 3.58%, LOC Huntington
Nat’l. Bank, Columbus, VRDN (b)	1,000,000	1,000,000
(Holland Plastics Corp. Proj.) 3.59%, LOC Lasalle Bank NA,
VRDN (b)(c)	4,000,000	4,000,000
(John H. Dekker & Sons Proj.) Series 1998, 3.68%, LOC
Standard Fed. Bank, VRDN (b)(c)	1,015,000	1,015,000
(K&M Engineering, Inc. Proj.) 3.68%, LOC Comerica Bank,
Detroit, VRDN (b)(c)	1,580,000	1,580,000
(Louisiana-Pacific Corp. Proj.) Series 1991, 3.52%, LOC
Wachovia Bank NA, VRDN (b)	2,300,000	2,300,000
(LPB LLC Proj.) 3.68%, LOC Comerica Bank, Detroit,
VRDN (b)(c)	2,500,000	2,500,000
(Majestic Ind., Inc. Proj.) 3.68%, LOC Comerica Bank,
Detroit, VRDN (b)(c)	2,275,000	2,275,000
(Mans Proj.) Series 1998, 3.68%, LOC Comerica Bank,
Detroit, VRDN (b)(c)	1,380,000	1,380,000
(Mid-American Products, Inc. Proj.) Series 1998 3.59%, LOC
Comerica Bank, Detroit, VRDN (b)(c)	1,345,000	1,345,000
(PBL Enterprises, Inc. Proj.) Series 1997, 3.68%, LOC
Comerica Bank, Detroit, VRDN (b)(c)	1,960,000	1,960,000
(Pioneer Laboratories, Inc. Proj.) 3.63%, LOC JPMorgan
Chase Bank, VRDN (b)(c)	2,200,000	2,200,000
(S&S LLC Proj.) Series 2000, 3.63%, LOC Standard Fed.
Bank, VRDN (b)(c)	2,325,000	2,325,000
(SBC Ventures LLC Proj.) 3.68%, LOC Comerica Bank,
Detroit, VRDN (b)(c)	4,000,000	4,000,000
(TEI Invts. LLC Proj.) Series 1997, 3.68%, LOC Comerica
Bank, Detroit, VRDN (b)(c)	600,000	600,000
(Temperance Enterprise Proj.) Series 1996, 3.65%, LOC
Nat’l. City Bank, VRDN (b)(c)	1,840,000	1,840,000

See accompanying notes which are an integral part of the financial statements.

Annual Report	30

Municipal Securities continued
	Principal	Value (Note 1)
	Amount
Michigan – continued
Michigan Strategic Fund Ltd. Oblig. Rev.: – continued
(The Monarch Press, Inc. Proj.) Series 2000, 3.68%, LOC
Comerica Bank, Detroit, VRDN (b)(c)	$ 1,535,000	$ 1,535,000
(The Spiratex Co. Proj.) Series 1994, 3.68%, LOC JPMorgan
Chase Bank, VRDN (b)(c)	800,000	800,000
(Trilan LLC Proj.) 3.68%, LOC JPMorgan Chase Bank,
VRDN (b)(c)	3,600,000	3,600,000
(Unified-Boring Co., Inc. Proj.) Series 1992, 3.79%, LOC
Comerica Bank, Detroit, VRDN (b)(c)	400,000	400,000
(W.H. Porter, Inc. Proj.) Series 2001, 3.68%, LOC Comerica
Bank, Detroit, VRDN (b)(c)	3,330,000	3,330,000
(Windcrest Properties LLC Proj.) 3.53%, LOC Comerica
Bank, Detroit, VRDN (b)(c)	3,900,000	3,900,000
(YMCA Metropolitan Detroit Proj.) Series 2001, 3.56%, LOC
JPMorgan Chase Bank, VRDN (b)	12,465,000	12,465,000
Michigan Strategic Fund Rev. (Rest Haven Christian Services
Proj.) Series A, 3.56%, LOC KBC Bank NV, VRDN (b)	3,195,000	3,195,000
Michigan Strategic Fund Solid Waste Disp. Rev.:
Participating VRDN Series LB 05 F11, 3.71% (Lehman
Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility
Lehman Brothers Hldgs., Inc.) (b)(c)(e)	5,000,000	5,000,000
(Grayling Gen. Station Proj.) Series 1990, 3.58%, LOC
Barclays Bank PLC, VRDN (b)(c)	6,466,000	6,466,000
Michigan Trunk Line Participating VRDN:
Series EGL 7050042 Class A, 3.56% (Liquidity Facility
Citibank NA) (b)(e)	3,000,000	3,000,000
Series IXIS 05 13, 3.56% (Liquidity Facility CDC Fin.-CDC
IXIS) (b)(e)	6,010,000	6,010,000
Michigan Trunk Line Fund Participating VRDN Series Clipper
05 27, 3.63% (Liquidity Facility State Street Bank & Trust
Co., Boston) (b)(e)	6,500,000	6,500,000
Oakland County Econ. Dev. Corp. Ltd. Oblig. Rev. (Osmic, Inc.
Proj.) Series 2001 A, 3.65%, LOC JPMorgan Chase Bank,
VRDN (b)(c)	6,300,000	6,300,000
Rockford Pub. Schools Participating VRDN Series MS 01 589,
3.55% (Liquidity Facility Morgan Stanley) (b)(e)	2,135,000	2,135,000
Saint Clair County Econ. Dev. Corp. Poll. Cont. Rev.
Participating VRDN Series MS 00 282, 3.55% (Liquidity
Facility Morgan Stanley) (b)(e)	11,895,000	11,895,000
Sanilac County Econ. Dev. Corp. (Marlette Cmnty. Hosp. Proj.)
Series 2001, 3.56%, LOC JPMorgan Chase Bank, VRDN (b)	12,245,000	12,245,000
Univ. of Michigan Univ. Revs. Series 2004 F, 3.16% 4/13/06,
CP	4,795,000	4,795,000

See accompanying notes which are an integral part of the financial statements.

31 Annual Report

Fidelity Michigan Municipal Money Market Fund
Investments continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount
Michigan – continued
Van Buren Township Local Dev. Fin. Auth. Participating VRDN
Series ROC 4518, 3.56% (Liquidity Facility Citigroup Global
Markets Hldgs., Inc.) (b)(e)	$ 7,665,000	$ 7,665,000
Waterford Econ. Dev. Corp. Ltd. Oblig. Rev. (Canterbury
Health Care, Inc. Proj.) 3.59%, LOC KBC Bank NV,
VRDN (b)	6,600,000	6,600,000
Wayne Charter County Arpt. Rev. Participating VRDN Series
MT 123, 3.44% (Liquidity Facility Svenska Handelsbanken
AB) (b)(c)(e)	7,870,000	7,870,000
Wayne County Arpt. Auth. Rev. Participating VRDN:
Series EGL 720050029, 3.6% (Liquidity Facility Citibank
NA) (b)(c)(e)	12,400,000	12,400,000
Series EGL 720053029, 3.6% (Liquidity Facility Citibank
NA) (b)(c)(e)	6,600,000	6,600,000
Series MACN 05 T, 3.59% (Liquidity Facility Bank of
America NA) (b)(c)(e)	3,640,000	3,640,000
Series MT 115, 3.59% (Liquidity Facility Svenska
Handelsbanken AB) (b)(c)(e)	6,100,000	6,100,000
Series MT 203, 3.59% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(c)(e)	6,500,000	6,500,000
Series Putters 1081Z, 3.58% (Liquidity Facility JPMorgan
Chase Bank) (b)(c)(e)	2,750,000	2,750,000
Series Putters 836, 3.58% (Liquidity Facility JPMorgan Chase
& Co.) (b)(c)(e)	6,085,000	6,085,000
Series ROC II R442, 3.6% (Liquidity Facility Citibank
NA) (b)(c)(e)	6,795,000	6,795,000
Wayne-Westland Cmnty. Schools Participating VRDN Series
MS 98 56, 3.55% (Liquidity Facility Morgan Stanley) (b)(e) .	7,465,000	7,465,000
Whitmore Lake Pub. School District Participating VRDN Series
ROC II R4515, 3.56% (Liquidity Facility Citigroup Global
Markets Hldgs., Inc.) (b)(e)	3,875,000	3,875,000
Zeeland Hosp. Fin. Auth. Rev. (Zeeland Cmnty. Hosp. Proj.)
3.68%, LOC Huntington Nat’l. Bank, Columbus, VRDN (b)	15,410,000	15,410,000
		650,720,606

New York – 0.8%
Bank of New York Muni. Ctfs. trust various states Participating
VRDN Series BNY 02 3, 3.6% (Liquidity Facility Bank of
New York, New York) (b)(c)(e)	5,500,000	5,500,000

See accompanying notes which are an integral part of the financial statements.

Annual Report 32

Municipal Securities continued
	Principal	Value (Note 1)
	Amount
Puerto Rico 1.3%
Puerto Rico Commonwealth Gen. Oblig. TRAN 4.5%
7/28/06, LOC Bank of Nova Scotia, New York Agcy., LOC
BNP Paribas SA	$ 4,600,000	$ 4,632,785
Puerto Rico Govt. Dev. Bank 2.85% 1/30/06, LOC Societe
Generale, CP (a)	4,400,000	4,400,000
		9,032,785

TOTAL INVESTMENT PORTFOLIO 95.7%
(Cost $665,253,391)		665,253,391

NET OTHER ASSETS – 4.3%		29,797,494
NET ASSETS 100%		$ 695,050,885

Security Type Abbreviations
CP	—	COMMERCIAL PAPER
RAN	—	REVENUE ANTICIPATION
NOTE
TAN	—	TAX ANTICIPATION NOTE
TRAN	—	TAX AND REVENUE
ANTICIPATION NOTE
VRDN	—	VARIABLE RATE DEMAND
NOTE

Legend

(a) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $4,400,000 or
0.6% of net assets.

(b) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(c) Private activity obligations whose
interest is subject to the federal
alternative minimum tax for individuals.

(d) Security collateralized by an amount
sufficient to pay interest and principal.

(e) Provides evidence of ownership in one
or more underlying municipal bonds.

Affiliated Central Funds

Information regarding income received by the fund from the affiliated Central funds during the period is as follows:

Fund	Income received
Fidelity Municipal Cash Central Fund	$114,761

See accompanying notes which are an integral part of the financial statements.

33 Annual Report

Fidelity Michigan Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities
		December 31, 2005

Assets
Investment in securities, at value
See accompanying schedule:
Unaffiliated issuers (cost $665,253,391)		$665,253,391
Cash		16,636,150
Receivable for investments sold		11,840,030
Receivable for fund shares sold		10,624,641
Interest receivable		4,004,355
Prepaid expenses		3,166
Receivable from investment adviser for expense
reductions		4,054
Other receivables		62,135
Total assets		708,427,922

Liabilities
Payable for fund shares redeemed	$13,014,584
Distributions payable	20,894
Accrued management fee	206,807
Other affiliated payables	93,402
Other payables and accrued expenses	41,350
Total liabilities		13,377,037

Net Assets		$695,050,885
Net Assets consist of:
Paid in capital		$695,025,571
Undistributed net investment income		25,314
Net Assets, for 694,511,650 shares outstanding		$695,050,885
Net Asset Value, offering price and redemption price per
share ($695,050,885 ÷ 694,511,650 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

34

Statement of Operations
	Year ended December 31, 2005

Investment Income
Interest		$15,233,331
Income from affiliated Central Funds		114,761
Total income		15,348,092

Expenses
Management fee	$2,364,634
Transfer agent fees	994,215
Accounting fees and expenses	84,999
Independent trustees’ compensation	2,817
Custodian fees and expenses	10,916
Registration fees	39,338
Audit	42,462
Legal	8,279
Miscellaneous	4,678
Total expenses before reductions	3,552,338
Expense reductions	(660,312)	2,892,026

Net investment income		12,456,066
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		75,234
Net increase in net assets resulting from operations		$12,531,300

See accompanying notes which are an integral part of the financial statements.

35 Annual Report

Fidelity Michigan Municipal Money Market Fund
Financial Statements continued

Statement of Changes in Net Assets
	Year ended	Year ended
	December 31,	December 31,
	2005	2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 12,456,066	$ 4,246,350
Net realized gain (loss)	75,234	149,538
Net increase in net assets resulting
from operations	12,531,300	4,395,888
Distributions to shareholders from net investment income .	(12,429,383)	(4,272,226)
Distributions to shareholders from net realized gain	(64,798)	—
Total distributions	(12,494,181)	(4,272,226)
Share transactions at net asset value of $1.00 per share
Proceeds from sales of shares	1,770,447,671	1,467,990,554
Reinvestment of distributions	12,318,803	4,200,190
Cost of shares redeemed	(1,695,873,909)	(1,452,485,643)
Net increase (decrease) in net assets and shares re-
sulting from share transactions	86,892,565	19,705,101
Total increase (decrease) in net assets	86,929,684	19,828,763

Net Assets
Beginning of period	608,121,201	588,292,438
End of period (including undistributed net investment
income of $25,314 and undistributed net investment
income of $5,885, respectively)	$ 695,050,885	$ 608,121,201

See accompanying notes which are an integral part of the financial statements.

Annual Report

36

Financial Highlights

Years ended December 31,	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of
period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment
Operations
Net investment income	020.007		.006	.010	.023
Net realized and unrealized
gain (loss)C	—	—	—	—	—
Total from investment operations	.020	.007	.006	.010	.023
Distributions from net investment
income	(.020)	(.007)	(.006)	(.010)	(.023)
Distributions from net realized
gain	—C	—	—C	—	—
Total distributions	(.020)	(.007)	(.006)	(.010)	(.023)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA	1.99%	.73%	.63%	1.03%	2.35%
Ratios to Average Net AssetsB
Expenses before reductions	56%	.57%	.56%	.56%	.56%
Expenses net of fee waivers, if
any	55%	.57%	.56%	.56%	.56%
Expenses net of all reductions	46%	.55%	.55%	.52%	.52%
Net investment income	1.97%	.72%	.61%	1.02%	2.32%
Supplemental Data
Net assets, end of period
(000 omitted)	$695,051	$608,121	$588,292	$568,762	$542,017

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Ex penses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrange ments. Expenses net of all reductions represent the net expenses paid by the fund.
C Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

37 Annual Report

Notes to Financial Statements

For the period ended December 31, 2005

1. Significant Accounting Policies.

Fidelity Michigan Municipal Income Fund (the income fund) is a fund of Fidelity Municipal Trust. On July 21, 2005, the Board of Trustees approved a change in the name of Spartan Michigan Municipal Income Fund to Fidelity Michigan Municipal Income Fund effective August 15, 2005. Fidelity Michigan Municipal Money Market Fund (the money market fund) is a fund of Fidelity Municipal Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. The income fund is a non diversified fund. Each fund is authorized to issue an unlimited number of shares. Each fund may be affected by economic and political developments in the state of Michigan. Certain funds may invest in affiliated money market central funds (Money Market Central Funds), which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summa rizes the significant accounting policies of the income fund and the money market fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, each fund uses independent pricing services approved by the Board of Trustees to value their investments. For the income fund, debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securi ties. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open end mutual funds are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

As permitted by compliance with certain conditions under Rule 2a 7 of the 1940 Act, securities owned by the money market funds are valued at amortized cost which approximates value.

Annual Report

38

1. Significant Accounting Policies continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, each fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distribu tions from realized gains, if any, are recorded on the ex dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, certain funds will claim a portion of the payment made to redeeming shareholders as a distribu tion for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to market discount, deferred trustees compensa tion, and losses deferred due to futures transactions.

The funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The tax basis components of distributable earnings and the federal tax cost as of period end were as follows for each fund:

	Cost for Federal			Net Unrealized
	Income Tax	Unrealized	Unrealized	Appreciation/
	Purposes	Appreciation	Depreciation	(Depreciation)
Fidelity Michigan Municipal
Income Fund	$ 536,816,534	$ 20,036,067	$ (2,225,620)	$ 17,810,447
Fidelity Michigan Municipal
Money Market Fund	665,253,391	—	—	—

39 Annual Report

Notes to Financial Statements continued
1. Significant Accounting Policies continued

Income Tax Information and Distributions to Shareholders continued

			Undistributed
		Undistributed	Long-term
		Ordinary Income	Capital Gain
Fidelity Michigan Municipal Income Fund		$78,328	$147,154
Fidelity Michigan Municipal Money Market Fund		26,077	—

The tax character of distributions paid was as follows:

	December 31, 2005
	Tax-exempt	Long-term
	Income	Capital Gains	Total
Fidelity Michigan Municipal
Income Fund	$22,452,478	$5,430,741	$27,883,219
Fidelity Michigan Municipal
Money Market Fund	12,429,383	64,798	12,494,181

	December 31, 2004
	Tax-exempt	Long-term
	Income	Capital Gains	Total
Fidelity Michigan Municipal
Income Fund	$22,507,564	$3,899,782	$26,407,346
Fidelity Michigan Municipal
Money Market Fund	4,063,386	208,840	4,272,226

Short Term Trading (Redemption) Fees. Shares held in the income fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Delayed Delivery Transactions and When Issued Securities. Certain funds may purchase or sell securities on a delayed delivery or when issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when issued basis are identified as such in each applicable fund’s Schedule of Investments. Certain funds may receive compensation for interest forgone

Annual Report

40

2. Operating Policies continued
Delayed Delivery Transactions and When Issued Securities continued

in the purchase of a delayed delivery or when issued security. With respect to purchase commitments, each applicable fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, eco nomic, or other factors.

Futures Contracts. The income fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund’s exposure to the underlying instrument, while selling futures tends to decrease a fund’s exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption “Futures Contracts.” This amount reflects each contract’s exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract’s terms. Gains (losses) are realized upon the expiration or closing of the futures contract. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transac tions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable fund’s Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, for the income fund aggregated $141,310,142 and $127,548,037, respectively.

41 Annual Report

Notes to Financial Statements continued
4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the funds with investment manage ment related services for which the funds pay a monthly management fee. The manage ment fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each fund’s average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under manage ment decrease. For the period, each fund’s annual management fee rate expressed as a percentage of each fund’s average net assets was as follows:

	Individual
	Rate	Group Rate	Total
Fidelity Michigan Municipal Income Fund	.25%	.12%	.37%
Fidelity Michigan Municipal Money Market Fund	.25%	.12%	.37%

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the funds. Citibank has entered into a sub arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the funds’ transfer and shareholder servicing agent and accounting functions. The funds pay account fees and asset based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month. For the period, the transfer agent fees were equivalent to the following annual rates expressed as a percentage of average net assets:

Fidelity Michigan Municipal Income Fund	.08%
Fidelity Michigan Municipal Money Market Fund	.16%

Affiliated Central Funds. Certain funds may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds do not pay a management fee.

5. Committed Line of Credit.

The income fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Annual Report

42

6. Expense Reductions.

Effective February 1, 2005, FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following funds were in reimbursement during the period:

	Expense	Reimbursement
	Limitations	from adviser

Fidelity Michigan Municipal Money Market Fund	55%	$66,513

In addition, through arrangements with each applicable fund’s custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable fund’s expenses. All of the applicable expense reductions are noted in the table below.

		Transfer
	Custody	Agent
	expense	expense
	reduction	reduction

Fidelity Michigan Municipal Income Fund	$9,179	$265,241
Fidelity Michigan Municipal Money Market Fund	10,922	582,877

7. Other.

The funds’ organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the perfor mance of their duties to the funds. In the normal course of business, the funds may also enter into contracts that provide general indemnifications. The funds’ maximum expo sure under these arrangements is unknown as this would be dependent on future claims that may be made against the funds. The risk of material loss from such claims is considered remote.

43 Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Municipal Trust and Fidelity Municipal Trust II and the Shareholders of Fidelity Michigan Municipal Income Fund (formerly Spar tan Michigan Municipal Income Fund) and Fidelity Michigan Municipal Money Market Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Michigan Municipal Income Fund (formerly Spartan Michigan Munici pal Income Fund) (a fund of Fidelity Municipal Trust) and Fidelity Michigan Municipal Money Market Fund (a fund of Fidelity Municipal Trust II) at December 31, 2005 and the results of their operations, the changes in their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Municipal Trust’s and Fidelity Municipal Trust II’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the ac counting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP PricewaterhouseCoopers LLP Boston, Massachusetts February 9, 2006

Annual Report

44

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trusts and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund’s activities, review contractual arrangements with companies that provide services to each fund, and review each fund’s performance. Except for William O. McCoy and Albert R. Gamper, Jr., each of the Trustees oversees 326 funds advised by FMR or an affiliate. Mr. McCoy oversees 328 funds advised by FMR or an affiliate. Mr. Gamper oversees 235 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instru ment signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The funds’ statement of additional information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Edward C. Johnson 3d (75)

Year of Election or Appointment: 1984 or 1991

Trustee of Fidelity Municipal Trust (1984) and Fidelity Municipal Trust II (1991). Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc.

45 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Stephen P. Jonas (52)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of Michigan Municipal Income (2005 present) and Michigan Municipal Money Market (2005 present). He also serves as Senior Vice President of other Fidelity funds (2005 present). Mr. Jonas is Executive Director of FMR (2005 pres ent). Previously, Mr. Jonas served as President of Fidelity Enterprise Op erations and Risk Services (2004 2005), Chief Administrative Officer (2002 2004), and Chief Financial Officer of FMR Co. (1998 2000). Mr. Jonas has been with Fidelity Investments since 1987 and has held vari ous financial and management positions including Chief Financial Officer of FMR. In addition, he serves on the Boards of Boston Ballet (2003 present) and Simmons College (2003 present).

Robert L. Reynolds (53)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003 present) and Chief Operating Officer (2002 present) of FMR Corp. He also serves on the Board at Fidelity Investments Canada, Ltd. (2000 present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996 2000).

* Trustees have been determined to be “Interested Trustees” by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Annual Report

46

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205 5235.

Name, Age; Principal Occupation Dennis J. Dirks (57)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999 2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999 2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999 2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001 2003) and Chief Executive Officer and Board member of the Mortgage Backed Securities Clearing Corporation (2001 2003). Mr. Dirks also serves as a Trustee of Manhattan College (2005 present).

Albert R. Gamper, Jr. (63)

Year of Election or Appointment: 2006

Mr. Gamper also serves as a Trustee (2006 present) or Member of the Advisory Board (2005 present) of other investment companies advised by FMR. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987 1989; 1999 2001; 2002 2004), Chief Executive Officer (1987 2004), and President (1989 2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001 present), Chairman of the Board of Governors, Rutgers University (2004 present), and Chairman of the Board of Saint Barnabas Health Care System.

47 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Robert M. Gates (62)

Year of Election or Appointment: 1997

Dr. Gates is Chairman of the Independent Trustees (2006 present). Dr. Gates is President of Texas A&M University (2002 present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001 present), and Brinker International (restaurant management, 2003 present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999 2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (69)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (commu nication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineer ing and information technology support for the government), and HRL Laboratories (private research and development, 2004 present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000 present). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992 2002), Compaq (1994 2002), Automatic Data Processing, Inc. (ADP) (technology based business outsourcing, 1995 2002), INET Technologies Inc. (telecommu nications network surveillance, 2001 2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid display.

Annual Report

48

Name, Age; Principal Occupation Marie L. Knowles (59)

Year of Election or Appointment: 2001

Prior to Ms. Knowles’ retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996 2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare ser vice, 2002 present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (61)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corpora tion (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004 present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005 present), as well as a member of the Council on Foreign Relations.

William O. McCoy (72)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chair man of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Frank lin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999 2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16 school system).

49 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Cornelia M. Small (61)

Year of Election or Appointment: 2005

Ms. Small is a member (2000 present) and Chairperson (2002 present) of the Investment Committee, and a member (2002 present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999 2000), Director of Global Equity Investments (1996 1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990 1997) and Scudder Kemper Investments (1997 1998). In addition, Ms. Small served as Co Chair (2000 2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (66)

Year of Election or Appointment: 2001 or 2002

Trustee of Fidelity Municipal Trust II (2001) and Fidelity Municipal Trust (2002). Mr. Stavropoulos is Chairman of the Board (2000 present) and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993 2000; 2002 2003), CEO (1995 2000; 2002 2004), and Chairman of the Executive Committee (2000 2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solu tions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002 present), and Metalmark Capital (private equity investment firm, 2005 present). He also serves as a member of the Board of Trustees of the American Enter prise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (66)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993 2001). He cur rently serves as a member of the boards of Adelphia Communications Corporation (2003 present), Bausch & Lomb, Inc., and Revlon Inc. (2004 present).

Annual Report

50

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Municipal Trust and Fidelity Municipal Trust II. Vice Chairman and a Director of FMR, and Vice Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990 2003). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Charles S. Morrison (45)

Year of Election or Appointment: 2005

Vice President of Michigan Municipal Money Market. Mr. Morrison also serves as Vice President of Fidelity’s Money Market Funds (2005 present) and certain Asset Allocation Funds (2002 present). Previously, he served as Vice President of Fidelity’s Bond Funds (2002 2005) and certain Balanced Funds (2002 2005). He served as Vice President (2002 2005) and Bond Group Leader (2002 2005) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM

(2002 present) and FMR (2002 present). Mr. Morrison joined Fidelity Investments in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

Walter C. Donovan (43)

Year of Election or Appointment: 2005

Vice President of Michigan Municipal Income and Michigan Municipal Money Market. Mr. Donovan also serves as Vice President of Fidelity’s High Income Funds (2005 present), Fidelity’s Fixed Income Funds (2005 present), certain Asset Allocation Funds (2005 present), and certain Balanced Funds (2005 present). Mr. Donovan also serves as Executive Vice President of FMR (2005 present) and FMRC (2005 present). Previously, Mr. Donovan served as Vice President and Director of Fidelity’s International Equity Trading group (1998 2005).

51 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation David L. Murphy (57)

Year of Election or Appointment: 2002 or 2005

Vice President of Michigan Municipal Income (2005 present) and Michi gan Municipal Money Market (2002 present). Mr. Murphy also serves as Vice President of Fidelity’s Money Market Funds (2002 present), Fidelity’s Investment Grade Bond Funds (2005 present), and Fidelity’s Balanced Funds (2005 present). He serves as Senior Vice President (2000 present) and Head (2004 present) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of FIMM (2003 present) and a Vice President of FMR (2000 present). Previously, Mr. Murphy served as Money Market Group Leader (2002 2004), Bond Group Leader (2000 2002), and Vice President of Fidelity’s Taxable Bond Funds (2000 2002) and Fidelity’s Municipal Bond Funds (2001 2002). Mr. Murphy joined Fidelity Investments in 1989 as a portfolio manager in the Bond Group.

Thomas Silvia (44)

Year of Election or Appointment: 2005

Vice President of Michigan Municipal Income. Mr. Silvia also serves as Vice President of Fidelity’s Bond Funds (2005 present), certain Balanced Funds (2005 present), certain Asset Allocation Funds (2005 present), and Senior Vice President and Bond Group Leader of the Fidelity Investments Fixed Income Division (2005 present). Previously, Mr. Silvia served as Director of Fidelity’s Taxable Bond portfolio managers (2002 2004) and a portfolio manager in the Bond Group (1997 2004).

Michael Widrig (42)

Year of Election or Appointment: 2004

Vice President of Michigan Municipal Money Market. Mr. Widrig also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Widrig worked as an analyst and manager.

Douglas T. McGinley (40)

Year of Election or Appointment: 2004

Vice President of Michigan Municipal Income. Mr. McGinley also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. McGinley worked as an analyst and manager.

Annual Report

52

Name, Age; Principal Occupation Eric D. Roiter (57)

Year of Election or Appointment: 1998

Secretary of Michigan Municipal Income and Michigan Municipal Money Market. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001 present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001 present), Fidelity Management & Research (Far East) Inc. (2001 present), and Fidelity Investments Money Manage ment, Inc. (2001 present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003 present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distribu tors Corporation (FDC) (1998 2005).

Stuart Fross (46)

Year of Election or Appointment: 2003

Assistant Secretary of Michigan Municipal Income and Michigan Municipal Money Market. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003 present), Vice President and Secretary of FDC (2005 present), and is an employee of FMR.

Christine Reynolds (47)

Year of Election or Appointment: 2004

President, Treasurer, and Anti Money Laundering (AML) officer of Michigan Municipal Income and Michigan Municipal Money Market. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980 2002), where she was most recently an audit partner with PwC’s investment management practice.

Paul M. Murphy (58)

Year of Election or Appointment: 2005

Chief Financial Officer of Michigan Municipal Income and Michigan Municipal Money Market. Mr. Murphy also serves as Chief Financial Officer of other Fidelity funds (2005 present). He also serves as Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS).

53 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Kenneth A. Rathgeber (58)

Year of Election or Appointment: 2004

Chief Compliance Officer of Michigan Municipal Income and Michigan Municipal Money Market. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Invest ments Institutional Services Company, Inc. (1998 2002).

John R. Hebble (47)

Year of Election or Appointment: 2003

Deputy Treasurer of Michigan Municipal Income and Michigan Munici pal Money Market. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002 2003) and Assistant Treasurer of the Scudder Funds (1998 2003).

Bryan A. Mehrmann (44)

Year of Election or Appointment: 2005

Deputy Treasurer of Michigan Municipal Income and Michigan Munici pal Money Market. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Invest ments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998 2004).

Kimberley H. Monasterio (42)

Year of Election or Appointment: 2004

Deputy Treasurer of Michigan Municipal Income and Michigan Munici pal Money Market. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000 2004) and Chief Financial Officer (2002 2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000 2004).

Annual Report

54

Name, Age; Principal Occupation Kenneth B. Robins (36)

Year of Election or Appointment: 2005

Deputy Treasurer of Michigan Municipal Income and Michigan Municipal Money Market. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2004 present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG’s department of profes sional practice (2002 2004) and a Senior Manager (1999 2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000 2002).

Robert G. Byrnes (39)

Year of Election or Appointment: 2005

Assistant Treasurer of Michigan Municipal Income and Michigan Municipal Money Market. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003 2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000 2003).

John H. Costello (59)

Year of Election or Appointment: 1986 or 1990

Assistant Treasurer of Michigan Municipal Income (1986) and Michigan Municipal Money Market (1990). Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Peter L. Lydecker (51)

Year of Election or Appointment: 2004

Assistant Treasurer of Michigan Municipal Income and Michigan Municipal Money Market. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Mark Osterheld (50)

Year of Election or Appointment: 2002

Assistant Treasurer of Michigan Municipal Income and Michigan Municipal Money Market. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

55 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Gary W. Ryan (47)

Year of Election or Appointment: 2005

Assistant Treasurer of Michigan Municipal Income and Michigan Municipal Money Market. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999 2005).

Salvatore Schiavone (40)

Year of Election or Appointment: 2005

Assistant Treasurer of Michigan Municipal Income and Michigan Municipal Money Market. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003 2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996 2003).

Annual Report

56

Distributions

The Board of Trustees of Fidelity Michigan Municipal Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

			Capital
Fund	Pay Date	Record Date	Gains
Fidelity Michigan Municipal Income Fund	02/06/06	02/03/06	$.005

The funds hereby designate as capital gain dividends the amounts noted below for the taxable year ended December 31, 2005, or if subsequently determined to be different, the net capital gain of such year.

Fund
Fidelity Michigan Municipal Income Fund	$4,507,915
Fidelity Michigan Municipal Money Market Fund	$69,088

During fiscal year ended 2005, 100% and 100% of Fidelity Michigan Municipal Income Fund and Fidelity Michigan Municipal Money Market Fund’s income dividends were free from federal income tax, and 2.11% and 28.57% of Fidelity Michigan Municipal Income Fund and Fidelity Michigan Municipal Money Market Fund’s income dividends were subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2006 of amounts for use in preparing 2005 income tax returns.

57 Annual Report

Proxy Voting Results

A special meeting of Fidelity Michigan Municipal Money Market Fund’s shareholders was held on January 18, 2006. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of	% of
	Votes	Votes

Dennis J. Dirks
Affirmative	667,201,902.33	95.261
Withheld	33,193,298.35	4.739
TOTAL	700,395,200.68	100.000
Albert R. Gamper, Jr.
Affirmative	667,477,031.41	95.300
Withheld	32,918,169.27	4.700
TOTAL	700,395,200.68	100.000
Robert M. Gates
Affirmative	666,308,716.35	95.133
Withheld	34,086,484.33	4.867
TOTAL	700,395,200.68	100.000
George H. Heilmeier
Affirmative	664,652,778.09	94.897
Withheld	35,742,422.59	5.103
TOTAL	700,395,200.68	100.000
Abigail P. Johnson
Affirmative	664,170,496.79	94.828
Withheld	36,224,703.89	5.172
TOTAL	700,395,200.68	100.000
Edward C. Johnson 3d
Affirmative	663,788,907.22	94.773
Withheld	36,606,293.46	5.227
TOTAL	700,395,200.68	100.000
Stephen P. Jonas
Affirmative	667,006,752.59	95.233
Withheld	33,388,448.09	4.767
TOTAL	700,395,200.68	100.000

	# of	% of
	Votes	Votes

Marie L. Knowles
Affirmative	666,373,338.05	95.142
Withheld	34,021,862.63	4.858
TOTAL	700,395,200.68	100.000

Ned C. Lautenbach
Affirmative	666,334,938.56	95.137
Withheld	34,060,262.12	4.863
TOTAL	700,395,200.68	100.000

William O. McCoy
Affirmative	665,764,692.27	95.056
Withheld	34,630,508.41	4.944
TOTAL	700,395,200.68	100.000

Robert L. Reynolds
Affirmative	667,335,421.55	95.280
Withheld	33,059,779.13	4.720
TOTAL	700,395,200.68	100.000

Cornelia M. Small
Affirmative	667,579,724.56	95.315
Withheld	32,815,476.12	4.685
TOTAL	700,395,200.68	100.000

William S. Stavropoulos
Affirmative	665,215,267.33	94.977
Withheld	35,179,933.35	5.023
TOTAL	700,395,200.68	100.000

Kenneth L. Wolfe
Affirmative	666,060,714.08	95.098
Withheld	34,334,486.60	4.902
TOTAL	700,395,200.68	100.000

A Denotes trust-wide proposal and voting results.

Annual Report 58

A special meeting of Fidelity Michigan Municipal Income Fund’s shareholders was held on January 18, 2006. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of	% of
	Votes	Votes

Dennis J. Dirks
Affirmative	4,012,578,790.76	95.238
Withheld	200,653,306.55	4.762
TOTAL	4,213,232,097.31	100.000
Albert R. Gamper, Jr.
Affirmative	4,015,643,707.84	95.310
Withheld	197,588,389.47	4.690
TOTAL	4,213,232,097.31	100.000
Robert M. Gates
Affirmative	4,004,345,809.00	95.042
Withheld	208,886,288.31	4.958
TOTAL	4,213,232,097.31	100.000
George H. Heilmeier
Affirmative	4,008,127,523.93	95.132
Withheld	205,104,573.38	4.868
TOTAL	4,213,232,097.31	100.000
Abigail P. Johnson
Affirmative	3,993,175,527.66	94.777
Withheld	220,056,569.65	5.223
TOTAL	4,213,232,097.31	100.000
Edward C. Johnson 3d
Affirmative	3,987,333,615.26	94.638
Withheld	225,898,482.05	5.362
TOTAL	4,213,232,097.31	100.000
Stephen P. Jonas
Affirmative	4,010,007,680.52	95.177
Withheld	203,224,416.79	4.823
TOTAL	4,213,232,097.31	100.000

	# of	% of
	Votes	Votes

Marie L. Knowles
Affirmative	4,010,231,303.96	95.182
Withheld	203,000,793.35	4.818
TOTAL	4,213,232,097.31	100.000

Ned C. Lautenbach
Affirmative	4,009,136,177.44	95.156
Withheld	204,095,919.87	4.844
TOTAL	4,213,232,097.31	100.000

William O. McCoy
Affirmative	4,001,996,735.35	94.986
Withheld	211,235,361.96	5.014
TOTAL	4,213,232,097.31	100.000

Robert L. Reynolds
Affirmative	4,010,560,206.65	95.190
Withheld	202,671,890.66	4.810
TOTAL	4,213,232,097.31	100.000

Cornelia M. Small
Affirmative	4,011,161,760.21	95.204
Withheld	202,070,337.10	4.796
TOTAL	4,213,232,097.31	100.000

William S. Stavropoulos
Affirmative	4,001,217,912.57	94.968
Withheld	212,014,184.74	5.032
TOTAL	4,213,232,097.31	100.000

Kenneth L. Wolfe
Affirmative	4,011,439,868.05	95.211
Withheld	201,792,229.26	4.789
TOTAL	4,213,232,097.31	100.000

A Denotes trust-wide proposal and voting results.

59 Annual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Advisers
Fidelity Investments Money
Management, Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors
(U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agents
Citibank, N.A.
New York, NY
and
Fidelity Service Company, Inc.
Boston, MA
Custodian
Citibank, N.A.
New York, NY

The Fidelity Telephone Connection
Mutual Fund 24-Hour Service
Exchanges/Redemptions
and Account Assistance	1-800-544-6666
Product Information	1-800-544-6666
Retirement Accounts	1-800-544-4774
(8 a.m. - 9 p.m.)
TDD Service	1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
Telephone (FAST® ) (automated phone logo)	1-800-544-5555
(automated phone logo) Automated line for quickest service

MIR-UANN-0206 1.787737.102

Fidelity® Minnesota Municipal Income Fund (formerly Spartan® Minnesota Municipal Income Fund)

Annual Report December 31, 2005

Contents

Chairman’s Message	4	Ned Johnson’s message to shareholders.
Performance	5	How the fund has done over time.
Management’s Discussion	6	The manager’s review of fund
		performance, strategy and outlook.
Shareholder Expense	7	An example of shareholder expenses.
Example
Investment Changes	9	A summary of major shifts in the fund’s
		investments over the past six months.
Investments	10	A complete list of the fund’s investments
		with their market values.
Financial Statements	17	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	21	Notes to the financial statements.
Report of Independent	25
Registered Public
Accounting Firm
Trustees and Officers	26
Distributions	37
Proxy Voting Results	38

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended
June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commis sion’s (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies, Inc.
and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Annual Report

2

This report and the financial statements contained herein are submitted for the general in-
formation of the shareholders of the fund. This report is not authorized for distribution to pro-
spective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference
Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference
Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.fidelity.com/holdings.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

3 Annual Report

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind every one where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission’s forward pricing rules or were involved in so called “market timing” activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that some one could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner and in every other. But I underscore again that Fidelity has no so called “agreements” that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee which is returned to the fund and, therefore, to investors to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors’ holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report 4

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund’s dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of perfor mance each year. The $10,000 table and the fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns
Periods ended December 31, 2005	Past 1	Past 5	Past 10
	year	years	years
Fidelity® MN Municipal Income Fund	2.61%	4.98%	5.07%

$10,000 Over 10 Years

Let’s say hypothetically that $10,000 was invested in Fidelity® Minnesota Municipal Income Fund on December 31, 1995. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® Municipal Bond Index performed over the same period.

5 Annual Report

5

Management’s Discussion of Fund Performance

Comments from Christine Thompson, Portfolio Manager of Fidelity® Minnesota Municipal Income Fund

For the third consecutive year, the municipal bond market outperformed taxable bonds. The Lehman Brothers® Municipal Bond Index rose 3.51% for the year ending December 31, 2005. The taxable bond market, as measured by the Lehman Brothers Aggregate Bond Index, advanced 2.43% . Muni bonds were attractively valued relative to Treasuries, particularly as tax free bond yields drew closer to those of high quality government bonds. Subsequently, the tax advantage of munis was compelling to such atypical investors in the asset class as hedge funds, corporations and taxable bond investors. The strong demand helped offset heavy issuance, particularly at the longer term end of the spectrum. The Federal Reserve Board raised short term interest rates eight times during the year, but long term rates remained persistently low, making the cost of borrowing more affordable for muni issuers. Still, absolute returns finished well below their historical averages. In addition to the rate hikes, surging energy prices pushed inflation higher, a condition further exacerbated by the damage to energy production facilities caused by Hurricane Katrina.

For the 12 months ending December 31, 2005, the fund returned 2.61% . During the same period, the LipperSM Minnesota Municipal Debt Funds Average was up 3.01% and the Lehman Brothers Minnesota Enhanced Municipal Bond Index gained 3.16% . The fund’s underweighting relative to the index and likely its competitors in lower quality securities in general, and below investment grade securities in particular, caused it to underperform. Low quality securities, bolstered by robust investor demand, handily out paced the higher quality securities I emphasized during the period. My viewpoint was that lower quality securities were unappealing from a valuation standpoint and that investors were getting paid too little in the way of incremental yield to take on the added credit risk that accompanies lower quality bonds. That said, the fund did own some lower quality securities that performed well, particularly in the health care sector. The fund also benefited from its comparatively large stake in bonds that were prerefunded during the period, a process that boosts the bonds’ prices. Prerefunding involves issuers refinancing outstanding debt by issuing new debt and using the proceeds to purchase U.S. government securities to back the refinanced bonds to a date prior to their maturity, typically the bonds’ first call date.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

6 6

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2005 to December 31, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the share holder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

7 Annual Report

Shareholder Expense Example continued

			Expenses Paid
			During Period*
	Beginning	Ending	July 1, 2005
	Account Value	Account Value	to December 31,
	July 1, 2005	December 31, 2005	2005
Actual	$1,000.00	$1,004.00	$2.53
Hypothetical (5% return per year
before expenses)	$1,000.00	$1,022.68	$2.55

* Expenses are equal to the Fund’s annualized expense ratio of .50%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period).

Annual Report

8

Investment Changes

Top Five Sectors as of December 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
General Obligations	38.7	44.8
Health Care	15.2	13.2
Electric Utilities	14.9	15.7
Escrowed/Pre Refunded	14.7	12.2
Transportation	7.0	5.9
Average Years to Maturity as of December 31, 2005
		6 months ago
Years	12.4	12.7

Average years to maturity is based on the average time remaining to the stated maturity date of each bond, weighted by the market value of each bond.

Duration as of December 31, 2005
6 months ago
Years	5.7	6.0

Duration shows how much a bond fund’s price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund’s performance and share price. Accordingly, a bond fund’s actual performance may differ from this example.

We have used ratings from Moody’s® Investors Services, Inc. Where Moody’s ratings are not available, we have used S&P® ratings.

9 Annual Report

Investments December 31, 2005
Showing Percentage of Net Assets

Municipal Bonds 98.7%
	Principal	Value
	Amount	(Note 1)
Guam 0.1%
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. 5.875%
7/1/35	$375,000	$393,405
Minnesota – 94.3%
Anoka-Hennepin Independent School District #11:
Series 2004 B, 5% 2/1/20	1,880,000	1,987,668
Series A, 5.75% 2/1/20 (Pre-Refunded to 2/1/10 @
100) (b)	3,950,000	4,273,308
Brainerd Independent School District #181 Series A:
5.375% 2/1/16 (FGIC Insured)	3,885,000	4,249,607
5.375% 2/1/17 (FGIC Insured)	4,705,000	5,129,391
5.375% 2/1/19 (FGIC Insured)	2,700,000	2,930,472
Brooklyn Ctr. Independent School District #286 5.1% 2/1/31
(FGIC Insured)	6,000,000	6,250,680
Cambridge Independant School District #911 Gen. Oblig.
(Minnesota School District Prog.) Series C, 5% 4/1/14
(MBIA Insured)	1,200,000	1,302,744
Centennial Independent School District #12:
Series 1996 A, 5.625% 2/1/16	1,000,000	1,041,680
Series A, 5% 2/1/19 (FSA Insured)	580,000	611,297
Chaska Elec. Rev. (Generating Facilities Proj.) Series A:
5.25% 10/1/20	2,000,000	2,143,160
5.25% 10/1/25	1,215,000	1,290,063
Duluth Econ. Dev. Auth. Health Care Facilities Rev. (Benedictine
Health Sys. St. Mary’s) 5.25% 2/15/28	2,350,000	2,431,404
Elk River Independent School District #728 Series A, 5%
2/1/17 (FGIC Insured)	2,000,000	2,149,880
Hastings Independent School District #200 Series A, 5%
2/1/22 (Pre-Refunded to 2/1/08 @ 100) (b)	4,750,000	4,899,768
Hopkins Independent School District #270:
5% 2/1/16 (FGIC Insured)	1,350,000	1,433,309
5.125% 2/1/17 (FGIC Insured)	1,015,000	1,083,888
Jackson County Central Independent School District #2895 5%
2/1/21 (FSA Insured)	1,220,000	1,281,134
Lake Superior Independent School District #381 Series A:
5% 4/1/15 (FSA Insured)	1,970,000	2,113,121
5% 4/1/16 (FSA Insured)	2,065,000	2,213,659
5% 4/1/17 (FSA Insured)	2,165,000	2,312,415
5% 4/1/18 (FSA Insured)	1,260,000	1,342,517
Lakeville Independent School District #194 Series A, 5%
2/1/22 (FGIC Insured)	1,000,000	1,056,000
Mankato Independent School District #77 Series A, 5%
2/1/12 (FSA Insured)	1,605,000	1,678,316

See accompanying notes which are an integral part of the financial statements.

Annual Report 10

Municipal Bonds continued
	Principal	Value
	Amount	(Note 1)
Minnesota – continued
Maple Grove Gen. Oblig. Impt. Series A, 5.2% 2/1/17 (Pre-
Refunded to 2/1/07 @ 100) (b)	$1,120,000	$1,141,851
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care
Sys. Rev.:
(Health Partners Oblig. Group Proj.):
5.875% 12/1/29	800,000	850,032
6% 12/1/19	2,915,000	3,229,587
(Healthspan Corp. Proj.) Series A, 4.75% 11/15/18
(AMBAC Insured)	4,500,000	4,505,040
Minneapolis & Saint Paul Metropolitan Arpts. Commission
Series 13, 5.25% 1/1/11 (a)	2,840,000	2,979,870
Minneapolis & Saint Paul Metropolitan Arpts. Commission
Arpt. Rev.:
Series 1999 A, 5.125% 1/1/31 (FGIC Insured)	3,375,000	3,491,640
Series 2001 C:
5.25% 1/1/32 (FGIC Insured)	2,020,000	2,117,344
5.5% 1/1/16 (FGIC Insured)	2,500,000	2,705,650
Series A:
5% 1/1/19 (AMBAC Insured)	4,000,000	4,150,840
5% 1/1/35 (AMBAC Insured)	5,500,000	5,705,590
Series B:
5.25% 1/1/11 (AMBAC Insured) (a)	3,475,000	3,608,996
5.4% 1/1/09 (FGIC Insured) (a)	1,375,000	1,441,756
5.625% 1/1/13 (FGIC Insured) (a)	1,000,000	1,064,710
Minneapolis Art Ctr. Facilities Rev. (Walker Art Ctr. Proj.)
5.125% 7/1/21	1,250,000	1,308,025
Minneapolis Cmnty. Dev. Agcy. Tax Increment Rev.:
0% 9/1/07 (MBIA Insured)	2,860,000	2,705,188
0% 9/1/08 (MBIA Insured)	4,600,000	4,179,790
Minneapolis Gen. Oblig. (Sports Arena Proj.) 5.125%
10/1/20	2,565,000	2,662,855
Minneapolis Health Care Sys. Rev.:
(Allina Health Sys. Proj.) Series 2002 A, 6% 11/15/18	2,655,000	2,953,873
(Health Care Sys. Proj.):
Series B, 5% 5/15/09 (MBIA Insured)	3,180,000	3,335,025
Series D, 5% 11/15/34 (AMBAC Insured)	1,500,000	1,568,850
Minneapolis Rev. (Univ. of Minnesota Gateway Proj.)
Series 1997 A, 5.25% 12/1/24	1,900,000	1,943,795
Minneapolis Spl. School District #1:
Series A, 5% 2/1/17 (FSA Insured)	2,000,000	2,142,460
5% 2/1/15 (MBIA Insured)	1,020,000	1,089,207

See accompanying notes which are an integral part of the financial statements.

11 Annual Report

Investments continued

Municipal Bonds continued
	Principal	Value
	Amount	(Note 1)
Minnesota – continued
Minneapolis Spl. School District #1 Ctfs. of Prtn.:
Series B, 5% 2/1/13 (Pre-Refunded to 2/1/07 @ 100) (b) .	$2,575,000	$2,619,857
5.5% 2/1/21 (MBIA Insured) (Pre-Refunded to 2/1/09 @
100) (b)	1,305,000	1,382,700
Minnesota Agric. & Econ. Dev. Board Rev. (Health Care Sys.
Proj.) Series A:
6.375% 11/15/29	90,000	100,306
6.375% 11/15/29 (Pre-Refunded to 11/15/10 @ 101) (b)	2,940,000	3,336,694
Minnesota Gen. Oblig.:
(Duluth Arpt. Proj.) Series B, 6.25% 8/1/14 (a)	900,000	902,259
5% 8/1/16	3,500,000	3,740,030
5% 8/1/18	10,775,000	11,545,300
5.2% 5/1/07	1,340,000	1,348,161
5.25% 8/1/13	755,000	805,260
5.5% 6/1/17	2,150,000	2,310,433
Minnesota Higher Ed. Facilities Auth. Rev.:
(Hamline Univ. Proj.) Series 5B, 5.95% 10/1/19	600,000	635,724
(Saint John’s Univ. Proj.):
Series 4L, 5.4% 10/1/22 (Pre-Refunded to 10/1/07 @
100) (b)	3,500,000	3,623,025
5% 10/1/08	1,000,000	1,036,410
(Saint Thomas Univ. Proj.) Series 4M, 5.35% 4/1/17	1,500,000	1,538,235
(Trustees of the Hamline Univ. of Minnesota Proj.) Series 41,
6% 10/1/12	440,000	448,026
Minnesota Muni. Pwr. Agcy. Elec. Rev. 5.25% 10/1/21	2,500,000	2,670,775
Minnesota Pub. Facilities Auth. Wtr. Poll. Cont. Rev. 5%
3/1/16	295,000	300,425
Minnesota Retirement Sys. Bldg. Rev.:
5.55% 6/1/14	590,000	636,710
5.6% 6/1/15	590,000	638,657
5.65% 6/1/16	625,000	677,538
5.7% 6/1/17	900,000	977,472
5.75% 6/1/18	975,000	1,060,907
5.75% 6/1/19	1,050,000	1,142,064
5.8% 6/1/20	1,000,000	1,089,700
5.875% 6/1/22	2,425,000	2,648,852
Minnesota State Colleges & Univs. Board of Tustees Rev.
Series A, 5% 10/1/18 (MBIA Insured)	1,465,000	1,568,693
Mounds View Independent School District #621
Series 2000 A, 5.375% 2/1/24 (Pre-Refunded to 2/1/11 @
100) (b)	3,000,000	3,233,820

See accompanying notes which are an integral part of the financial statements.

Annual Report

12

Municipal Bonds continued
	Principal	Value
	Amount	(Note 1)
Minnesota – continued
Northeast Metropolitan Intermediate School District #916 Ctfs.
of Prtn. 5% 1/1/13	$1,000,000	$1,053,590
Northern Muni. Pwr. Agcy. Elec. Sys. Rev.:
5.25% 1/1/13 (FSA Insured)	1,500,000	1,601,355
5.375% 1/1/14 (FSA Insured)	8,500,000	9,116,845
Osseo Independent School District #279:
(School Bldg. Proj.):
Series 2000 A, 5.25% 2/1/21	2,625,000	2,805,023
Series A:
5.75% 2/1/11	2,420,000	2,636,590
5.75% 2/1/12	3,100,000	3,377,450
Series A, 5.25% 2/1/14 (FSA Insured)	2,705,000	2,934,141
Series B, 5% 2/1/13	2,000,000	2,101,260
Owatonna Pub. Utils. Commission Pub. Utils. Rev.:
5% 1/1/11 (AMBAC Insured)	720,000	769,385
5% 1/1/13 (AMBAC Insured)	800,000	863,016
5% 1/1/15 (AMBAC Insured)	715,000	767,224
Prior Lake Ind. School District #719 Series 2000, 5.5%
2/1/15 (FSA Insured)	1,500,000	1,607,595
Ramsey County Gen. Oblig. Series A, 5% 2/1/18	1,530,000	1,639,946
Robbinsdale Independent School District #281:
5% 2/1/16 (FSA Insured)	3,425,000	3,636,357
5% 2/1/17 (FSA Insured)	2,535,000	2,682,993
5% 2/1/18 (FSA Insured)	2,520,000	2,661,548
Rochester Health Care Facilities Rev.:
(Mayo Foundation Proj.) Series A, 5.5% 11/15/27	4,750,000	4,999,280
(Mayo Foundation/Mayo Med. Ctr. Proj.) Series I:
5.875% 11/15/08	1,000,000	1,067,730
5.9% 11/15/09	1,000,000	1,087,430
Roseville Independent School District #623 (School District Cr.
Enhancement Prog.) Series A, 5% 2/1/15 (FSA Insured)	1,015,000	1,075,971
Saint Cloud Health Care Rev. (Saint Cloud Hosp. Group Oblig.
Proj.) Series A:
5.75% 5/1/26 (FSA Insured)	7,020,000	7,634,812
5.875% 5/1/30 (FSA Insured)	4,000,000	4,371,760
6.25% 5/1/20 (FSA Insured)	2,760,000	3,065,642
Saint Cloud Hosp. Facilities Rev. (Saint Cloud Hosp. Proj.)
Series B, 5% 7/1/20 (AMBAC Insured)	1,000,000	1,015,660
Saint Louis Park Health Care Facilities Rev. (Park Nicollet
Health Services Proj.) Series B, 5.5% 7/1/25	2,000,000	2,134,000

See accompanying notes which are an integral part of the financial statements.

13 Annual Report

Investments continued

Municipal Bonds continued
	Principal	Value
	Amount	(Note 1)
Minnesota – continued
Saint Louis Park Independent School District #283:
5.65% 2/1/16 (Pre-Refunded to 2/1/09 @ 100) (b)	$2,630,000	$2,798,004
5.75% 2/1/20 (Pre-Refunded to 2/1/09 @ 100) (b)	3,765,000	4,016,389
Saint Michael Independent School District #885 5% 2/1/27
(FSA Insured)	7,000,000	7,289,590
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev.
(Regions Hosp. Proj.) 5.3% 5/15/28	1,250,000	1,270,663
Saint Paul Hsg. & Redev. Auth. Hosp. Rev. (Healtheast Proj.)
6% 11/15/30	2,000,000	2,121,840
Saint Paul Independent School District #625:
Series 2000 A, 5.5% 2/1/21	1,060,000	1,148,574
Series A, 5% 2/1/17 (FSA Insured)	220,000	234,685
Series B:
5% 2/1/16 (FSA Insured)	1,025,000	1,110,424
5% 2/1/17 (FSA Insured)	1,300,000	1,402,167
5% 2/1/18 (FSA Insured)	395,000	420,363
Series C, 5% 2/1/21	1,000,000	1,056,720
Saint Paul Port Auth. Energy Park Tax Increment Rev. 5%
2/1/08 (Escrowed to Maturity) (b)	2,500,000	2,587,950
Saint Paul Port Auth. Lease Rev.:
(HealthEast Midway Campus Proj.) Series 2003 A, 5.75%
5/1/25	2,000,000	2,032,380
Series 2003 11, 5.25% 12/1/20	3,000,000	3,243,450
Series 2003 12, 5.25% 12/1/18	3,685,000	4,004,821
Shakopee Health Care Facilities Rev. (Saint Francis Reg’l. Med.
Ctr. Proj.) 5.25% 9/1/34	2,500,000	2,568,050
South Washington County Independent School District #833
Series A:
5.4% 2/1/15 (Pre-Refunded to 2/1/10 @ 100) (b)	3,925,000	4,194,569
5.5% 2/1/19 (Pre-Refunded to 2/1/10 @ 100) (b)	1,000,000	1,072,440
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.:
Series 1994 A, 0% 1/1/21 (MBIA Insured)	14,670,000	7,463,216
Series 2002 A:
5% 1/1/10 (AMBAC Insured)	1,620,000	1,713,442
5% 1/1/12 (AMBAC Insured)	2,660,000	2,854,552
Series A:
0% 1/1/19 (MBIA Insured)	5,210,000	2,930,260
5.25% 1/1/15 (AMBAC Insured)	1,000,000	1,105,520
5.25% 1/1/16 (AMBAC Insured)	3,360,000	3,729,365
Spring Lake Park Ind. School District #16 Series B:
5% 2/1/15 (MBIA Insured)	2,085,000	2,233,494
See accompanying notes which are an integral part of the financial statements.

Annual Report

14

Municipal Bonds continued
	Principal	Value
	Amount	(Note 1)
Minnesota – continued
Spring Lake Park Ind. School District #16 Series B: - continued
5% 2/1/16 (MBIA Insured)	$2,230,000	$ 2,387,393
5% 2/1/17 (MBIA Insured)	2,400,000	2,560,200
Suburban Hennepin Reg’l. Park District 5% 2/1/12	1,000,000	1,043,600
Virginia Hsg. & Redev. Auth. Health Care Facility Lease Rev.
5.25% 10/1/25	440,000	451,092
Washington County Gen. Oblig. 5.5% 2/1/21 (Pre-Refunded
to 2/1/10 @ 100) (b)	1,450,000	1,555,038
Watertown Independent School District #111 Series A, 5%
2/1/22 (FSA Insured)	1,495,000	1,590,844
Wayzata Ind. School District #284 Series B, 5% 2/1/16
(FSA Insured)	1,005,000	1,088,757
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev.
Series A:
5% 1/1/30 (MBIA Insured)	3,000,000	3,125,610
5.4% 1/1/09 (AMBAC Insured)	4,325,000	4,420,193
5.5% 1/1/11 (AMBAC Insured)	1,000,000	1,022,100
5.5% 1/1/12 (AMBAC Insured)	1,000,000	1,022,100
6.375% 1/1/16 (Escrowed to Maturity) (b)	1,415,000	1,581,107
Willmar Independent School District #347 Series A, 5%
2/1/11 (MBIA Insured)	2,000,000	2,140,180
		323,403,233

Puerto Rico 4.3%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev.
Series Y, 5.5% 7/1/36 (FSA Insured)	2,680,000	2,982,733
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.
Series D, 5.25% 7/1/38 (Pre-Refunded to 7/1/12 @
100) (b)	2,500,000	2,721,725
Puerto Rico Commonwealth Infrastructure Fing. Auth.
Series 2000 A:
5.5% 10/1/32 (Escrowed to Maturity) (b)	3,495,000	3,794,137

See accompanying notes which are an integral part of the financial statements.

15 Annual Report

Investments continued

Municipal Bonds continued
	Principal	Value
	Amount	(Note 1)
Puerto Rico continued
Puerto Rico Commonwealth Infrastructure Fing. Auth.
Series 2000 A: – continued
5.5% 10/1/40 (Escrowed to Maturity) (b)	$1,250,000	$ 1,348,488
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series HH, 5.25%
7/1/29 (FSA Insured)	3,700,000	3,964,994
		14,812,077

TOTAL INVESTMENT PORTFOLIO 98.7%
(Cost $326,645,280)		338,608,715

NET OTHER ASSETS – 1.3%		4,407,531
NET ASSETS 100%		$ 343,016,246

Legend (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals. (b) Security collateralized by an amount sufficient to pay interest and principal.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:

General Obligations	38.7%
Health Care	15.2%
Electric Utilities	14.9%
Escrowed/Pre Refunded	14.7%
Transportation	7.0%
Others* (individually less than 5%)	9.5%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report 16

Financial Statements

Statement of Assets and Liabilities
		December 31, 2005

Assets
Investment in securities, at value See accompanying
schedule:
Unaffiliated issuers (cost $326,645,280)		$338,608,715
Cash		2,573,431
Receivable for fund shares sold		81,716
Interest receivable		5,522,817
Prepaid expenses		1,731
Other receivables		5,764
Total assets		346,794,174

Liabilities
Payable for investments purchased	$2,673,719
Payable for fund shares redeemed	592,670
Distributions payable	326,123
Accrued management fee	106,867
Other affiliated payables	31,388
Other payables and accrued expenses	47,161
Total liabilities		3,777,928

Net Assets		$343,016,246
Net Assets consist of:
Paid in capital		$331,070,800
Undistributed net investment income		81,719
Accumulated undistributed net realized gain (loss) on
investments		(99,708)
Net unrealized appreciation (depreciation) on
investments		11,963,435
Net Assets, for 30,046,601 shares outstanding		$343,016,246
Net Asset Value, offering price and redemption price per
share ($343,016,246 ÷ 30,046,601 shares)		$11.42

See accompanying notes which are an integral part of the financial statements.

17 Annual Report

Financial Statements continued

Statement of Operations
	Year ended December 31, 2005

Investment Income
Interest		$15,811,440

Expenses
Management fee	$1,320,924
Transfer agent fees	282,354
Accounting fees and expenses	88,439
Independent trustees’ compensation	1,624
Custodian fees and expenses	5,861
Registration fees	25,953
Audit	47,240
Legal	7,853
Miscellaneous	10,156
Total expenses before reductions	1,790,404
Expense reductions	(86,107)	1,704,297

Net investment income		14,107,143
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		1,314,751
Change in net unrealized appreciation (depreciation) on
investment securities		(6,375,155)
Net gain (loss)		(5,060,404)
Net increase (decrease) in net assets resulting from
operations		$9,046,739

See accompanying notes which are an integral part of the financial statements.

Annual Report

18

Statement of Changes in Net Assets
	Year ended	Year ended
	December 31,	December 31,
	2005	2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$14,107,143	$13,743,859
Net realized gain (loss)	1,314,751	902,606
Change in net unrealized appreciation (depreciation) .	(6,375,155)	(1,632,305)
Net increase (decrease) in net assets resulting
from operations	9,046,739	13,014,160
Distributions to shareholders from net investment income .	(14,107,348)	(13,769,100)
Distributions to shareholders from net realized gain	(1,151,446)	(1,709,461)
Total distributions	(15,258,794)	(15,478,561)
Share transactions
Proceeds from sales of shares	47,316,112	59,618,414
Reinvestment of distributions	10,864,679	11,248,140
Cost of shares redeemed	(64,418,207)	(56,824,374)
Net increase (decrease) in net assets resulting from
share transactions	(6,237,416)	14,042,180
Redemption fees	4,497	3,041
Total increase (decrease) in net assets	(12,444,974)	11,580,820

Net Assets
Beginning of period	355,461,220	343,880,400
End of period (including undistributed net investment
income of $81,719 and undistributed net investment
income of $93,606, respectively)	$343,016,246	$355,461,220

Other Information
Shares
Sold	4,095,080	5,142,342
Issued in reinvestment of distributions	942,835	970,372
Redeemed	(5,592,973)	(4,926,194)
Net increase (decrease)	(555,058)	1,186,520

See accompanying notes which are an integral part of the financial statements.

19 Annual Report

Financial Highlights

Years ended December 31,	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period	$ 11.62	$ 11.69	$ 11.62	$ 11.19	$ 11.20
Income from Investment
Operations
Net investment incomeB	460.458		.467	.509	.529D
Net realized and unrealized
gain (loss)	(.162)	(.012)	.133	.431	(.016)D
Total from investment operations	.298	.446	.600	.940	.513
Distributions from net investment
income	(.460)	(.459)	(.464)	(.510)	(.523)
Distributions from net realized
gain	(.038)	(.057)	(.066)	—	—
Total distributions	(.498)	(.516)	(.530)	(.510)	(.523)
Redemption fees added to
paid in capitalB,E	—	—	—	—	—
Net asset value, end of period	$ 11.42	$ 11.62	$ 11.69	$ 11.62	$ 11.19
Total ReturnA	2.61%	3.92%	5.27%	8.57%	4.64%
Ratios to Average Net AssetsC
Expenses before reductions	51%	.51%	.51%	.51%	.51%
Expenses net of fee waivers,
if any	51%	.51%	.51%	.51%	.51%
Expenses net of all reductions	48%	.49%	.49%	.49%	.46%
Net investment income	3.99%	3.95%	4.00%	4.45%	4.69%D
Supplemental Data
Net assets, end of period
(000 omitted)	$343,016	$355,461	$343,880	$344,435	$316,371
Portfolio turnover rate	15%	12%	15%	25%	7%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Calculated based on average shares outstanding during the period.
C Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur.
Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrange ments. Expenses net of all reductions represent the net expenses paid by the fund.
D Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.
E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

20

Notes to Financial Statements

For the period ended December 31, 2005

1. Significant Accounting Policies.

Fidelity Minnesota Municipal Income Fund (the fund) is a non diversified fund of Fidelity Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. On July 21, 2005, the Board of Trustees approved a change in the name of Spartan Minnesota Municipal Income Fund to Fidelity Minnesota Municipal Income Fund effective August 15, 2005. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust. The fund may be affected by economic and political developments in the state of Minnesota. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open end mutual funds are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

21 Annual Report

Notes to Financial Statements continued
1. Significant Accounting Policies continued
Income Tax Information and Distributions to Shareholders continued

Dividends are declared daily and paid monthly from net investment income. Distribu tions from realized gains, if any, are recorded on the ex dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to market discount, deferred trustees compensa tion and losses deferred due to futures transactions.

The fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The tax basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation		$12,640,517
Unrealized depreciation		(792,763)
Net unrealized appreciation (depreciation)		11,847,754
Undistributed long term capital gain		11,818

Cost for federal income tax purposes		$326,760,961

The tax character of distributions paid was as follows:

	December 31, 2005	December 31, 2004
Tax exempt Income	$14,107,348	$13,769,100
Long term Capital Gains	1,151,446	1,709,461
Total	$15,258,794	$15,478,561

Short Term Trading (Redemption) Fees. Shares held in the fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

Annual Report

22

2. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, aggregated $53,338,975 and $60,538,366, respectively.

3. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the fund’s average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .37% of the fund’s average net assets.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the fund. Citibank has entered into a sub arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the fund’s transfer and shareholder servicing agent and accounting functions. The fund pays account fees and asset based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month. For the period, the transfer agent fees were equivalent to an annual rate of .08% of average net assets.

4. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund share holder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

5. Expense Reductions.

Through arrangements with the fund’s custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s custody and transfer agent expenses by $5,861 and $80,246, respectively.

23 Annual Report

Notes to Financial Statements continued
6. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the perfor mance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Annual Report

24

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Municipal Trust and the Shareholders of Fidelity Minnesota Municipal Income Fund (formerly Spartan Minnesota Municipal Income Fund):

In our opinion, the accompanying statement of assets and liabilities, including the sched ule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Minnesota Municipal Income Fund (formerly Spartan Minnesota Municipal Income Fund) (a fund of Fidelity Municipal Trust) at December 31, 2005 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Minnesota Municipal Income Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material mis statement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the custodian and brokers, provide a reason able basis for our opinion.

/s/ PricewaterhouseCoopers LLP PricewaterhouseCoopers LLP Boston, Massachusetts February 9, 2006

25 Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund’s activities, review contractual arrangements with companies that provide services to the fund, and review the fund’s performance. Except for William O. McCoy and Albert R. Gamper, Jr., each of the Trustees oversees 326 funds advised by FMR or an affiliate. Mr. McCoy oversees 328 funds advised by FMR or an affiliate. Mr. Gamper oversees 235 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instru ment signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Edward C. Johnson 3d (75)

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc.

Annual Report

26

Name, Age; Principal Occupation Stephen P. Jonas (52)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of Minnesota Municipal Income (2005 present). He also serves as Senior Vice President of other Fidelity funds (2005 present). Mr. Jonas is Executive Director of FMR

(2005 present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004 2005), Chief Adminis trative Officer (2002 2004), and Chief Financial Officer of FMR Co. (1998 2000). Mr. Jonas has been with Fidelity Investments since 1987 and has held various financial and management positions including Chief Financial Officer of FMR. In addition, he serves on the Boards of Boston Ballet (2003 present) and Simmons College (2003 present).

Robert L. Reynolds (53)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003 present) and Chief Operating Officer (2002 present) of FMR Corp. He also serves on the Board at Fidelity Investments Canada, Ltd. (2000 present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996 2000).

* Trustees have been determined to be “Interested Trustees” by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

27 Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205 5235.

Name, Age; Principal Occupation Dennis J. Dirks (57)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999 2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999 2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999 2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001 2003) and Chief Executive Officer and Board member of the Mortgage Backed Securities Clearing Corporation (2001 2003). Mr. Dirks also serves as a Trustee of Manhattan College (2005 present).

Albert R. Gamper, Jr. (63)

Year of Election or Appointment: 2006

Mr. Gamper also serves as a Trustee (2006 present) or Member of the Advisory Board (2005 present) of other investment companies advised by FMR. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987 1989; 1999 2001; 2002 2004), Chief Executive Officer (1987 2004), and President (1989 2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001 present), Chairman of the Board of Governors, Rutgers University (2004 present), and Chairman of the Board of Saint Barnabas Health Care System.

Annual Report

28

Name, Age; Principal Occupation Robert M. Gates (62)

Year of Election or Appointment: 1997

Dr. Gates is Chairman of the Independent Trustees (2006 present). Dr. Gates is President of Texas A&M University (2002 present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001 present), and Brinker International (restaurant management, 2003 present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999 2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (69)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (commu nication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineer ing and information technology support for the government), and HRL Laboratories (private research and development, 2004 present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000 present). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992 2002), Compaq (1994 2002), Automatic Data Processing, Inc. (ADP) (technology based business outsourcing, 1995 2002), INET Technologies Inc. (telecommu nications network surveillance, 2001 2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid display.

29 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Marie L. Knowles (59)

Year of Election or Appointment: 2001

Prior to Ms. Knowles’ retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996 2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare ser vice, 2002 present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (61)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corpora tion (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004 present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005 present), as well as a member of the Council on Foreign Relations.

William O. McCoy (72)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chair man of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Frank lin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999 2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16 school system).

Annual Report

30

Name, Age; Principal Occupation Cornelia M. Small (61)

Year of Election or Appointment: 2005

Ms. Small is a member (2000 present) and Chairperson (2002 present) of the Investment Committee, and a member (2002 present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999 2000), Director of Global Equity Investments (1996 1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990 1997) and Scudder Kemper Investments (1997 1998). In addition, Ms. Small served as Co Chair (2000 2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (66)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board (2000 present) and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993 2000; 2002 2003), CEO (1995 2000; 2002 2004), and Chair man of the Executive Committee (2000 2004). Currently, he is a Direc tor of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corpo ration, Maersk Inc. (industrial conglomerate, 2002 present), and Metal mark Capital (private equity investment firm, 2005 present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (66)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993 2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003 present), Bausch & Lomb, Inc., and Revlon Inc. (2004 present).

31 Annual Report

Trustees and Officers - continued

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Municipal Trust. Vice Chair man and a Director of FMR, and Vice Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990 2003). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Walter C. Donovan (43)

Year of Election or Appointment: 2005

Vice President of Minnesota Municipal Income. Mr. Donovan also serves as Vice President of Fidelity’s High Income Funds (2005 present), Fidelity’s Fixed Income Funds (2005 present), certain Asset Allocation Funds (2005 present), and certain Balanced Funds (2005 present). Mr. Donovan also serves as Executive Vice President of FMR

(2005 present) and FMRC (2005 present). Previously, Mr. Donovan served as Vice President and Director of Fidelity’s International Equity Trading group (1998 2005).

David L. Murphy (57)

Year of Election or Appointment: 2005

Vice President of Minnesota Municipal Income. Mr. Murphy also serves as Vice President of Fidelity’s Money Market Funds (2002 present), certain Asset Allocation Funds (2003 present), Fidelity’s Investment Grade Bond Funds (2005 present), and Fidelity’s Balanced Funds (2005 present). He serves as Senior Vice President (2000 present) and Head (2004 present) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of FIMM (2003 present) and a Vice President of FMR (2000 present). Previously, Mr. Murphy served as Money Market Group Leader (2002 2004), Bond Group Leader (2000 2002), and Vice President of Fidelity’s Taxable Bond Funds (2000 2002) and Fidelity’s Municipal Bond Funds (2001 2002). Mr. Murphy joined Fidelity Investments in 1989 as a portfolio manager in the Bond Group.

Annual Report

32

Name, Age; Principal Occupation Thomas J. Silvia (44)

Year of Election or Appointment: 2005

Vice President of Minnesota Municipal Income. Mr. Silvia also serves as Vice President of Fidelity’s Bond Funds (2005 present) and Senior Vice President and Bond Group Leader of the Fidelity Investments Fixed Income Division (2005 present). Previously, Mr. Silvia served as Director of Fidelity’s Taxable Bond portfolio managers (2002 2004) and a portfolio manager in the Bond Group (1997 2004).

Christine Thompson (47)

Year of Election or Appointment: 1998

Vice President of Minnesota Municipal Income. Ms. Thompson is also Vice President of other funds advised by FMR. Prior to assuming her current responsibilities, Ms. Thompson worked as an analyst and manager.

Eric D. Roiter (57)

Year of Election or Appointment: 1998

Secretary of Minnesota Municipal Income. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001 present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001 present), Fidelity Manage ment & Research (Far East) Inc. (2001 present), and Fidelity Investments Money Management, Inc. (2001 present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003 present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998 2005).

Stuart Fross (46)

Year of Election or Appointment: 2003

Assistant Secretary of Minnesota Municipal Income. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003 present), Vice President and Secretary of FDC (2005 present), and is an employee of FMR.

Christine Reynolds (47)

Year of Election or Appointment: 2004

President, Treasurer, and Anti Money Laundering (AML) officer of Minnesota Municipal Income. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980 2002), where she was most recently an audit partner with PwC’s investment management practice.

33 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Paul M. Murphy (58)

Year of Election or Appointment: 2005

Chief Financial Officer of Minnesota Municipal Income. Mr. Murphy also serves as Chief Financial Officer of other Fidelity funds (2005 present). He also serves as Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS).

Kenneth A. Rathgeber (58)

Year of Election or Appointment: 2004

Chief Compliance Officer of Minnesota Municipal Income. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998 2002).

John R. Hebble (47)

Year of Election or Appointment: 2003

Deputy Treasurer of Minnesota Municipal Income. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002 2003) and Assistant Treasurer of the Scudder Funds (1998 2003).

Bryan A. Mehrmann (44)

Year of Election or Appointment: 2005

Deputy Treasurer of Minnesota Municipal Income. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice Presi dent of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998 2004).

Kimberley H. Monasterio (42)

Year of Election or Appointment: 2004

Deputy Treasurer of Minnesota Municipal Income. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000 2004) and Chief Financial Officer (2002 2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000 2004).

Annual Report

34

Name, Age; Principal Occupation Kenneth B. Robins (36)

Year of Election or Appointment: 2005

Deputy Treasurer of Minnesota Municipal Income. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2004 present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG’s department of professional practice (2002 2004) and a Senior Man ager (1999 2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000 2002).

Robert G. Byrnes (39)

Year of Election or Appointment: 2005

Assistant Treasurer of Minnesota Municipal Income. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003 2005). Before joining Fidelity Invest ments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000 2003).

John H. Costello (59)

Year of Election or Appointment: 1986

Assistant Treasurer of Minnesota Municipal Income. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Peter L. Lydecker (51)

Year of Election or Appointment: 2004

Assistant Treasurer of Minnesota Municipal Income. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Mark Osterheld (50)

Year of Election or Appointment: 2002

Assistant Treasurer of Minnesota Municipal Income. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Gary W. Ryan (47)

Year of Election or Appointment: 2005

Assistant Treasurer of Minnesota Municipal Income. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999 2005).

35 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Salvatore Schiavone (40)

Year of Election or Appointment: 2005

Assistant Treasurer of Minnesota Municipal Income. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003 2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996 2003).

Annual Report

36

Distributions

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2005, $1,165,931, or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2005, 100% of the fund’s income dividends was free from federal income tax, and 3.52% of the fund’s income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2006 of amounts for use in preparing 2005 income tax returns.

37 Annual Report

Proxy Voting Results

A special meeting of the fund’s shareholders was held on January 18, 2006. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of	% of
	Votes	Votes

Dennis J. Dirks
Affirmative	4,012,578,790.76	95.238
Withheld	200,653,306.55	4.762
TOTAL	4,213,232,097.31	100.000
Albert R. Gamper, Jr.
Affirmative	4,015,643,707.84	95.310
Withheld	197,588,389.47	4.690
TOTAL	4,213,232,097.31	100.000
Robert M. Gates
Affirmative	4,004,345,809.00	95.042
Withheld	208,886,288.31	4.958
TOTAL	4,213,232,097.31	100.000
George H. Heilmeier
Affirmative	4,008,127,523.93	95.132
Withheld	205,104,573.38	4.868
TOTAL	4,213,232,097.31	100.000
Abigail P. Johnson
Affirmative	3,993,175,527.66	94.777
Withheld	220,056,569.65	5.223
TOTAL	4,213,232,097.31	100.000
Edward C. Johnson 3d
Affirmative	3,987,333,615.26	94.638
Withheld	225,898,482.05	5.362
TOTAL	4,213,232,097.31	100.000
Stephen P. Jonas
Affirmative	4,010,007,680.52	95.177
Withheld	203,224,416.79	4.823
TOTAL	4,213,232,097.31	100.000

	# of	% of
	Votes	Votes

Marie L. Knowles
Affirmative	4,010,231,303.96	95.182
Withheld	203,000,793.35	4.818
TOTAL	4,213,232,097.31	100.000

Ned C. Lautenbach
Affirmative	4,009,136,177.44	95.156
Withheld	204,095,919.87	4.844
TOTAL	4,213,232,097.31	100.000

William O. McCoy
Affirmative	4,001,996,735.35	94.986
Withheld	211,235,361.96	5.014
TOTAL	4,213,232,097.31	100.000

Robert L. Reynolds
Affirmative	4,010,560,206.65	95.190
Withheld	202,671,890.66	4.810
TOTAL	4,213,232,097.31	100.000

Cornelia M. Small
Affirmative	4,011,161,760.21	95.204
Withheld	202,070,337.10	4.796
TOTAL	4,213,232,097.31	100.000

William S. Stavropoulos
Affirmative	4,001,217,912.57	94.968
Withheld	212,014,184.74	5.032
TOTAL	4,213,232,097.31	100.000

Kenneth L. Wolfe
Affirmative	4,011,439,868.05	95.211
Withheld	201,792,229.26	4.789
TOTAL	4,213,232,097.31	100.000

A Denotes trust-wide proposal and voting results.

Annual Report 38

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll free number to access account balances, positions, quotes and trading. It’s easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

By PC

Fidelity’s web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

* When you call the quotes line, please remember that a fund’s yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guar anteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

39 Annual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Adviser
Fidelity Investments Money
Management Inc.
Fidelity International
Investment Advisors
Fidelity International
Investment Advisors (U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agents
Citibank, N.A.
New York, NY
Fidelity Service Company, Inc.
Boston, MA
Custodian
Citibank, N.A.
New York, NY

The Fidelity Telephone Connection
Mutual Fund 24-Hour Service
Exchanges/Redemptions
and Account Assistance	1-800-544-6666
Product Information	1-800-544-6666
Retirement Accounts	1-800-544-4774
(8 a.m. - 9 p.m.)
TDD Service	1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
Telephone (FAST®) (automated phone logo)	1-800-544-5555
(automated phone logo) Automated line for quickest service

MNF UANN-0206 1.787738.102

Fidelity® Municipal Income Fund (formerly Spartan® Municipal Income Fund)

Annual Report December 31, 2005

Contents

Chairman’s Message	4	Ned Johnson’s message to shareholders.
Performance	5	How the fund has done over time.
Management’s Discussion	6	The manager’s review of fund
		performance, strategy and outlook.
Shareholder Expense	7	An example of shareholder expenses.
Example
Investment Changes	9	A summary of major shifts in the fund’s
		investments over the past six months.
Investments	10	A complete list of the fund’s investments
		with their market values.
Financial Statements	51	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	55	Notes to the financial statements.
Report of Independent	59
Registered Public
Accounting Firm
Trustees and Officers	60
Distributions	71
Proxy Voting Results	72

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended
June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commis sion’s (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies, Inc.
and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Annual Report

2

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference
Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference
Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.fidelity.com/holdings.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

3 Annual Report

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind every one where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission’s forward pricing rules or were involved in so called “market timing” activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that some one could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner and in every other. But I underscore again that Fidelity has no so called “agreements” that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee which is returned to the fund and, therefore, to investors to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors’ holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report 4

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund’s dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of perfor mance each year. The $10,000 table and the fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns
Periods ended December 31, 2005	Past 1	Past 5	Past 10
	year	years	years
Fidelity® Municipal Income Fund	3.66%	5.91%	5.90%

$10,000 Over 10 Years

Let’s say, hypothetically, that $10,000 was invested in Fidelity® Municipal Income Fund on December 31, 1995. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® Municipal Bond Index performed over the same period.

5 Annual Report

5

Management’s Discussion of Fund Performance

Comments from Christine Thompson, Portfolio Manager of Fidelity® Municipal Income Fund

For the third consecutive year, the municipal bond market outperformed taxable bonds. The Lehman Brothers® Municipal Bond Index rose 3.51% for the year ending December 31, 2005. The taxable bond market, as measured by the Lehman Brothers Aggregate Bond Index, advanced 2.43% . Muni bonds were attractively valued relative to Treasuries, particularly as tax free bond yields drew closer to those of high quality government bonds. Subsequently, the tax advantage of munis was compelling to such atypical investors in the asset class as hedge funds, corporations and taxable bond investors. The strong demand helped offset heavy issuance, particularly at the longer term end of the spectrum. The Federal Reserve Board raised short term interest rates eight times during the year, but long term rates remained persistently low, making the cost of borrowing more affordable for muni issuers. Still, absolute returns finished well below their historical averages. In addition to the rate hikes, surging energy prices pushed inflation higher, a condition further exacerbated by the damage to energy production facilities caused by Hurricane Katrina.

For the 12 months ending December 31, 2005, the fund returned 3.66% . During the same period, the LipperSM General Municipal Debt Funds Average was up 3.00% and the Lehman Brothers 3 Plus Year Municipal Bond Index gained 3.76% . I suspect that the fund’s outper formance of its peer group average was driven by its comparatively large stake in bonds that were prerefunded during the period. This process involves issuers refinancing outstanding debt by issuing new debt and using the proceeds to purchase U.S. government securities to back the refinanced bonds to a date prior to their maturity, typically the bonds’ first call date. As a result of that government backing, the bonds generally enjoy price increases. We also had generally favorable sector selection, particularly the fund’s emphasis on lower rated hospital and electric utility bonds. Security selection within those two sectors benefited returns as well. Detracting from performance was the fund’s under weighting relative to the index and likely its competitors — in tobacco bonds, which were far and away the muni market’s best performing sector during the period. Also hurting performance was my decision to concentrate holdings in high quality bonds, which trailed lower quality securities during the period.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

6 6

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2005 to December 31, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the share holder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

7 Annual Report

Shareholder Expense Example continued

			Expenses Paid
			During Period*
	Beginning	Ending	July 1, 2005
	Account Value	Account Value	to December 31,
	July 1, 2005	December 31, 2005	2005
Actual	$1,000.00	$1,006.40	$2.38
Hypothetical (5% return per year
before expenses)	$1,000.00	$1,022.84	$2.40

* Expenses are equal to the Fund’s annualized expense ratio of .47%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period).

Annual Report

8

Investment Changes

Top Five States as of December 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Texas	13.7	13.0
Illinois	13.2	14.3
California	10.5	10.1
New York	10.0	9.9
Massachusetts	7.8	6.5
Top Five Sectors as of December 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
General Obligations	33.0	33.3
Electric Utilities	12.5	14.7
Escrowed/Pre Refunded	11.1	10.2
Water & Sewer	9.9	10.5
Transportation	9.9	9.0
Average Years to Maturity as of December 31, 2005
		6 months ago
Years	15.4	15.8

Average years to maturity is based on the average time remaining to the stated maturity date of each bond, weighted by the market value of each bond.

Duration as of December 31, 2005
6 months ago
Years	6.6	6.8

Duration shows how much a bond fund’s price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund’s performance and share price. Accordingly, a bond fund’s actual performance may differ from this example.

We have used ratings from Moody’s® Investors Services, Inc. Where Moody’s ratings are not available, we have used S&P® ratings.

9 Annual Report

Investments December 31, 2005

Showing Percentage of Net Assets

Municipal Bonds 99.7%

	Principal	Value (Note 1)
	Amount (000s)	(000s)
Alabama – 0.2%
Alabama Pub. School & College Auth. Rev. Series 1999 C,
5.75% 7/1/18	$2,000	$2,171
Birmingham Baptist Med. Ctrs. Spl. Care Facilities Fing. Auth.
Rev. (Baptist Health Sys., Inc. Proj.) Series A, 5% 11/15/09	2,700	2,799
Birmingham Wtrwks. & Swr. Board Wtr. & Swr. Rev. Series B,
5% 1/1/43 (MBIA Insured)	2,500	2,553
Jefferson County Ltd. Oblig. School Warrants Series A, 5.5%
1/1/22	2,900	3,129
Jefferson County Swr. Rev. Series 1997 D, 5.7% 2/1/18
(Pre-Refunded to 2/1/07 @ 101) (g)	100	104
		10,756

Arizona – 1.3%
Arizona School Facilities Board Ctfs. of Prtn.:
Series B, 5.25% 9/1/19 (Pre-Refunded to 9/1/14 @
100) (g)	2,535	2,812
Series C:
5% 9/1/14 (FSA Insured)	2,000	2,166
5% 9/1/15 (FSA Insured)	1,815	1,959
Arizona Student Ln. Acquisition Auth. Student Ln. Rev. Sr.
Series A1, 5.9% 5/1/24 (f)	2,000	2,122
Chandler Indl. Dev. Auth. Indl. Dev. Rev. (Intel Corp. Proj.)
4.375%, tender 12/1/10 (c)(f)	5,500	5,630
Maricopa County Hosp. Rev. (Sun Health Corp. Proj.) 5.65%
4/1/06	3,625	3,641
Maricopa County Indl. Dev. Auth. Hosp. Facilities Rev.
(Samaritan Health Svcs. Proj.) Series A, 7% 12/1/16
(Escrowed to Maturity) (g)	2,000	2,482
Phoenix Civic Impt. Corp. Excise Tax Rev. (Civic Plaza
Expansion Proj.) Series A:
5% 7/1/30 (FGIC Insured)	5,525	5,802
5% 7/1/41 (FGIC Insured)	7,000	7,306
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
5% 7/1/20 (MBIA Insured)	5,000	5,347
5% 7/1/29 (MBIA Insured)	2,000	2,102
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev.
Series 2005 A:
4.75% 1/1/35	2,000	2,035
5% 1/1/35	7,000	7,348
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Health Care
Proj.) 5.8% 12/1/31	3,250	3,483
Tucson Gen. Oblig. Series 2002, 5% 7/1/10	2,645	2,807

See accompanying notes which are an integral part of the financial statements.

Annual Report

10

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Arizona – continued
Univ. of Arizona Univ. Revs. Series 2005 A:
5% 6/1/18 (AMBAC Insured)	$1,225	$1,317
5% 6/1/31 (AMBAC Insured)	2,000	2,096
		60,455

Arkansas – 0.2%
Little Rock School District Series 2001 C, 5.25% 2/1/33
(FSA Insured)	6,500	6,788
North Little Rock Elec. Rev. Series A, 6.5% 7/1/10
(MBIA Insured)	3,840	4,113
		10,901

California – 10.5%
ABC Unified School District 0% 8/1/28 (FGIC Insured)	3,925	1,319
Cabrillo Unified School District Series A, 0% 8/1/20
(AMBAC Insured)	4,275	2,210
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2002 A, 5.125% 5/1/18 (Pre-Refunded to 5/1/12 @
101) (g)	7,500	8,241
Series A:
5.5% 5/1/15 (AMBAC Insured)	8,800	9,745
6% 5/1/14 (MBIA Insured)	3,500	3,990
California Econ. Recovery Series A, 5.25% 7/1/13
(MBIA Insured)	7,600	8,401
California Edl. Facilities Auth. Rev. (Loyola Marymount Univ.
Proj.):
0% 10/1/16 (MBIA Insured)	2,140	1,351
0% 10/1/17 (MBIA Insured)	2,050	1,227
0% 10/1/18 (MBIA Insured)	1,675	954
0% 10/1/22 (MBIA Insured)	5,000	2,313
California Gen. Oblig.:
Series 1999, 5.75% 12/1/12 (FGIC Insured)	5,000	5,495
Series 2005, 5.75% 12/1/24	1,360	1,489
5% 2/1/11	8,000	8,500
5.125% 9/1/12	2,000	2,122
5.25% 2/1/11	1,000	1,074
5.25% 3/1/12	2,300	2,491
5.25% 3/1/13	3,530	3,857
5.25% 2/1/14	7,600	8,246
5.25% 2/1/15	18,300	19,893
5.25% 2/1/16	4,300	4,657
5.25% 2/1/19	5,620	6,033

See accompanying notes which are an integral part of the financial statements.

11 Annual Report

Investments continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
California Gen. Oblig.: – continued
5.25% 2/1/20	$2,000	$2,143
5.25% 2/1/24	4,000	4,262
5.25% 2/1/28	8,500	9,011
5.25% 11/1/28	4,485	4,762
5.25% 2/1/33	2,000	2,107
5.5% 2/1/12	8,000	8,763
5.5% 3/1/12	2,000	2,169
5.5% 4/1/30	3,800	4,149
5.5% 11/1/33	27,300	29,910
5.625% 5/1/20	4,200	4,558
California Health Facilities Fing. Auth. Rev. (Cedars-Sinai Med.
Ctr. Proj.):
5% 11/15/09	2,000	2,106
5% 11/15/13	1,000	1,070
California Hsg. Fin. Agcy. Home Mtg. Rev.:
Series 1983 A, 0% 2/1/15 (MBIA Insured)	187	90
Series G, 5.9% 2/1/09 (MBIA Insured) (f)	690	699
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (Pacific Gas &
Elec. Co. Proj.) Series 2004 B, 3.5%, tender 6/1/07
(FGIC Insured) (c)(f)	8,800	8,806
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste
Mgmt., Inc. Proj.) Series A1, 4.7%, tender 4/1/12 (c)(f)	1,000	1,015
California Pub. Works Board Lease Rev.:
(Various California State Univ. Projs.) Series A, 5.25%
12/1/13	5,000	5,006
Series 2005 A, 5.25% 6/1/30	14,000	14,775
Series 2005 H:
5% 6/1/16	6,000	6,408
5% 6/1/17	5,000	5,320
5% 6/1/18	10,300	10,918
Series 2005 J, 5% 1/1/17	6,000	6,403
Series B:
5.25% 11/1/24 (XL Cap. Assurance, Inc. Insured)	1,575	1,710
5.25% 11/1/26 (XL Cap. Assurance, Inc. Insured)	2,860	3,095
California Statewide Cmntys. Dev. Auth. Rev.:
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C,
3.85%, tender 6/1/12 (c)	3,500	3,472
(Kaiser Permanente Health Sys. Proj.) Series 2004 G, 2.3%,
tender 5/1/07 (c)	4,000	3,945
Compton Cmnty. Redev. Agcy. (Tax Allocation-Compton Redev.
Proj.) Series A, 6.5% 8/1/13 (FSA Insured)	4,000	4,091

See accompanying notes which are an integral part of the financial statements.

Annual Report

12

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
Encinitas Union School District 0% 8/1/20 (MBIA Insured)	$3,500	$1,809
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series A, 5% 1/1/35 (MBIA Insured)	5,070	5,180
0% 1/15/27 (a)	2,500	2,158
5% 1/15/16 (MBIA Insured)	2,800	2,965
5.75% 1/15/40	6,300	6,402
Golden State Tobacco Securitization Corp.:
Series 2003 A1:
5% 6/1/21	1,210	1,221
6.75% 6/1/39	8,800	9,842
Series 2003 B:
5% 6/1/10 (Escrowed to Maturity) (g)	2,000	2,124
5% 6/1/12 (Escrowed to Maturity) (g)	2,255	2,421
Series A:
5% 6/1/35 (FGIC Insured)	5,000	5,191
5% 6/1/45	15,400	15,495
5% 6/1/45 (FGIC Insured)	9,000	9,266
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont
Manchester Social Services Proj.):
5% 9/1/18 (AMBAC Insured)	1,000	1,071
5% 9/1/19 (AMBAC Insured)	2,545	2,716
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2001 A, 5.125% 7/1/41	5,000	5,150
Series A, 5.125% 7/1/41 (MBIA Insured)	9,985	10,359
Los Angeles Unified School District:
Series A:
5.375% 7/1/17 (MBIA Insured)	9,400	10,389
5.375% 7/1/18 (MBIA Insured)	14,600	16,086
5.5% 7/1/15 (MBIA Insured)	6,140	6,908
Series F, 5% 7/1/18 (FSA Insured)	10,000	10,675
Modesto Irrigation District Elec. Rev. Series A, 9.625% 1/1/11
(Escrowed to Maturity) (g)	3,090	3,564
Mojave Wtr. Agcy. Impt. District M Gen. Oblig. (Morongo
Basin Pipeline Proj.) 5% 9/1/14 (AMBAC Insured) (b)	2,130	2,270
Monrovia Unified School District Series B, 0% 8/1/29
(FGIC Insured)	4,525	1,442
North City West School Facilities Fing. Auth. Spl. Tax:
Series C, 5% 9/1/10 (AMBAC Insured) (b)	1,000	1,049
Subseries C:
5% 9/1/13 (AMBAC Insured) (b)	2,250	2,389
5% 9/1/19 (AMBAC Insured) (b)	3,015	3,223

See accompanying notes which are an integral part of the financial statements.

13 Annual Report

Investments continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
Placer County Wtr. Agcy. Rev. (Middle Fork Proj.) Series A,
3.75% 7/1/12	$5,130	$5,181
San Diego Unified School District (Election of 1998 Proj.)
Series E2:
5.5% 7/1/25 (FSA Insured)	10,000	11,689
5.5% 7/1/26 (FSA Insured)	6,700	7,848
San Francisco City & County Arpts. Commission Int’l. Arpt.
Rev.:
Second Series 10A, 5.55% 5/1/14 (MBIA Insured) (f)	5,875	6,028
Second Series 27A, 5.5% 5/1/09 (MBIA Insured) (f)	4,330	4,577
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.
Series A:
0% 1/15/12 (MBIA Insured)	9,900	7,844
0% 1/15/34 (MBIA Insured)	10,000	2,478
5.25% 1/15/30 (MBIA Insured)	3,600	3,729
San Mateo County Cmnty. College District Series A, 0%
9/1/26 (FGIC Insured)	5,430	2,034
Torrance Ctfs. of Prtn. (Refing. & Pub. Impt. Proj.) Series B,
5.25% 6/1/34 (AMBAC Insured)	4,475	4,772
Univ. of California Revs. (UCLA Med. Ctr. Proj.):
Series A:
5.5% 5/15/15 (AMBAC Insured)	2,990	3,311
5.5% 5/15/16 (AMBAC Insured)	3,155	3,480
5.5% 5/15/17 (AMBAC Insured)	3,325	3,668
5.5% 5/15/19 (AMBAC Insured)	3,700	4,057
5.5% 5/15/22 (AMBAC Insured)	1,000	1,093
5.5% 5/15/23 (AMBAC Insured)	1,025	1,118
Series B:
5.5% 5/15/15 (AMBAC Insured)	5,105	5,729
5.5% 5/15/16 (AMBAC Insured)	6,500	7,260
5.5% 5/15/17 (AMBAC Insured)	6,860	7,662
Val Verde Unified School District Ctfs. of Prtn. Series B, 5%
1/1/30 (FGIC Insured)	2,200	2,292
		491,586

Colorado – 1.9%
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic Proj.)
Series B, 5% 11/1/17 (MBIA Insured)	2,475	2,653

See accompanying notes which are an integral part of the financial statements.

Annual Report

14

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Colorado – continued
Colorado Health Facilities Auth. Rev. Series 2001:
6.5% 11/15/31 (Pre-Refunded to 11/15/11 @ 101) (g)	$5,040	$5,847
6.625% 11/15/26 (Pre-Refunded to 11/15/11 @ 101) (g)	2,700	3,150
Colorado Springs Arpt. Rev. Series C:
0% 1/1/09 (MBIA Insured)	1,655	1,479
0% 1/1/10 (MBIA Insured)	1,500	1,287
Colorado Wtr. Resources and Pwr. Dev. Auth. Wtr. Resources
Rev. (Parker Wtr. and Sanitation District Proj.) Series D,
5.25% 9/1/43 (MBIA Insured)	33,385	35,482
Dawson Ridge Metropolitan District # 1 Series 1992 A, 0%
10/1/22 (Escrowed to Maturity) (g)	32,490	14,815
Denver Health & Hosp. Auth. Health Care Rev. Series A, 6.25%
12/1/33	2,000	2,147
Douglas and Elbert Counties School District #RE1:
5.75% 12/15/20 (FGIC Insured)	1,500	1,710
5.75% 12/15/22 (FGIC Insured)	1,000	1,139
E 470 Pub. Hwy. Auth. Rev.:
Series 2000 A, 5.75% 9/1/29 (MBIA Insured)	10,000	11,028
Series B, 0% 9/1/15 (MBIA Insured)	3,600	2,378
Longmont Sales & Use Tax Rev. 5.7% 11/15/18 (FGIC
Insured)	2,280	2,491
Northwest Pkwy Pub. Hwy. Auth. Sr. Series A:
5.5% 6/15/15 (AMBAC Insured)	1,000	1,095
5.5% 6/15/19 (AMBAC Insured)	1,000	1,089
		87,790

District Of Columbia – 1.2%
District of Columbia Gen. Oblig.:
Series 1998 A, 5.25% 6/1/27 (MBIA Insured)	17,330	18,113
Series B, 0% 6/1/12 (MBIA Insured)	8,800	6,777
District of Columbia Rev.:
(George Washington Univ. Proj.) Series A, 5.75% 9/15/20
(MBIA Insured)	12,600	13,671
(Georgetown Univ. Proj.) Series A:
5.95% 4/1/14 (MBIA Insured)	2,000	2,139
6% 4/1/18 (MBIA Insured)	13,835	14,810
		55,510

Florida – 1.9%
Boynton Beach Util. Sys. Rev. 5.5% 11/1/19 (FGIC Insured)	3,300	3,810

See accompanying notes which are an integral part of the financial statements.

15 Annual Report

Investments continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Florida – continued
Florida Board of Ed. Cap. Outlay Series B, 5.5% 6/1/15
(FGIC Insured)	$3,655	$4,038
Highlands County Health Facilities Auth. Rev. (Adventist Health
Sys./Sunbelt Obligated Group Proj.):
Series A, 5% 11/15/17	1,200	1,258
3.95%, tender 9/1/12 (c)	9,300	9,257
5%, tender 11/16/09 (c)	12,500	13,034
5.25% 11/15/12	3,935	4,105
5.25% 11/15/13	3,140	3,267
Jacksonville Elec. Auth. Rev.:
(Saint Johns River Proj.) Series 13 Issue 2, 5.375% 10/1/16
(MBIA Insured)	4,535	4,600
(Third Installment Proj.) Series 73, 6.8% 7/1/12 (Escrowed
to Maturity) (g)	2,210	2,441
Jacksonville Port Auth. Rev.:
5.5% 11/1/06 (MBIA Insured) (f)	1,460	1,486
5.75% 11/1/09 (MBIA Insured) (f)	1,000	1,037
Miami-Dade County Aviation Rev. (Miami Int’l. Arpt. Proj.)
Series A, 5% 10/1/37 (XL Cap. Assurance, Inc. Insured) (f) .	5,750	5,852
Miami-Dade County Edl. Facilities Auth. Rev. 5.75% 4/1/29
(AMBAC Insured)	5,000	5,441
Miami-Dade County School Board Ctfs. of Prtn. 5%, tender
5/1/11 (MBIA Insured) (c)	3,600	3,835
Orange County Health Facilities Auth. Rev. (Adventist Health
Sys./Sunbelt Obligated Group Proj.) 5.625% 11/15/32	2,000	2,134
Pasco County Solid Waste Disp. & Resource Recovery Sys.
Rev.:
6% 4/1/08 (AMBAC Insured) (f)	5,000	5,228
6% 4/1/09 (AMBAC Insured) (f)	8,090	8,609
Seminole County School Board Ctfs. of Prtn. Series A:
5% 7/1/16 (MBIA Insured)	1,645	1,781
5% 7/1/20 (MBIA Insured)	1,745	1,848
South Broward Hosp. District Rev. 5.625% 5/1/32
(MBIA Insured)	2,630	2,890
Tampa Wtr. & Swr. Rev. 6% 10/1/17 (FSA Insured)	1,000	1,189
Univ. of Central Florida Athletics Assoc., Inc. Ctfs. of Prtn.
Series A, 5% 10/1/35 (FGIC Insured)	1,000	1,035
		88,175

See accompanying notes which are an integral part of the financial statements.

Annual Report

16

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Georgia – 3.2%
Atlanta & Fulton County Resource Auth. Rev. (Downtown Area
Pub. Impt. Proj.) Series A, 5.375% 12/1/21 (MBIA Insured)	$6,000	$6,288
Atlanta Wtr. & Wastewtr. Rev.:
5% 11/1/37 (FSA Insured)	38,795	40,249
5% 11/1/43 (FSA Insured)	74,700	76,729
Augusta Wtr. & Swr. Rev. 5.25% 10/1/39 (FSA Insured)	12,100	12,929
College Park Bus. & Indl. Dev. Auth. Civic Ctr. Proj. Rev.
Series 2000, 5.75% 9/1/20 (Pre-Refunded to 9/1/10 @
102) (g)	5,800	6,476
Fulton County Wtr. & Swr. Rev. 6.375% 1/1/14 (FGIC Insured)	140	159
Gainesville & Hall County Hosp. Auth. Rev. Anticipation Ctfs.
(Northeast Georgia Health Sys., Inc. Proj.) 5.5% 5/15/31	4,500	4,669
Richmond County Dev. Auth. Rev.:
(Southern Care Corp. Facility Proj.) Series A, 0% 12/1/21
(Escrowed to Maturity) (g)	5,590	2,675
Series C, 0% 12/1/21 (Escrowed to Maturity) (g)	2,200	1,053
		151,227

Hawaii – 0.4%
Hawaii Arpts. Sys. Rev.:
Series 2000 A, 5.75% 7/1/21 (FGIC Insured)	2,640	2,877
Series 2000 B, 8% 7/1/11 (FGIC Insured) (f)	9,250	11,027
Hawaii Gen. Oblig. Series CU, 5.75% 10/1/12
(MBIA Insured)	2,130	2,333
Honolulu City and County Wastewtr. Sys. Sr. Series 2001 5.5%
7/1/18 (AMBAC Insured)	1,090	1,179
		17,416

Illinois – 13.2%
Chicago Board of Ed.:
(Westinghouse High School Proj.) Series C:
5.25% 12/1/19 (MBIA Insured)	1,000	1,095
5.25% 12/1/20 (MBIA Insured)	4,500	4,952
5.5% 12/1/23 (MBIA Insured)	1,000	1,110
Series A:
0% 12/1/16 (FGIC Insured)	3,200	1,995
5.5% 12/1/27 (AMBAC Insured)	4,000	4,658
Chicago Gen. Oblig.:
(City Colleges Proj.):
0% 1/1/14 (FGIC Insured)	17,000	12,244

See accompanying notes which are an integral part of the financial statements.

17 Annual Report

Investments continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Illinois – continued
Chicago Gen. Oblig.: – continued
(City Colleges Proj.):
0% 1/1/15 (FGIC Insured)	$20,000	$13,680
0% 1/1/26 (FGIC Insured)	16,000	6,322
0% 1/1/30 (FGIC Insured)	18,670	5,928
(Neighborhoods Alive 21 Prog.) 5% 1/1/28
(AMBAC Insured)	2,000	2,080
Series 2000 D, 5.5% 1/1/35 (FGIC Insured)	15,000	16,047
Series A:
5% 1/1/41 (Pre-Refunded to 1/1/15 @ 100) (g)	1,300	1,385
5% 1/1/42 (AMBAC Insured)	18,955	19,451
5.25% 1/1/22 (MBIA Insured)	2,085	2,231
5.25% 1/1/33 (MBIA Insured)	8,300	8,686
5.5% 1/1/38 (MBIA Insured)	21,290	22,866
5.5% 1/1/38 (Pre-Refunded to 1/1/11 @ 101) (g)	210	231
Series C, 5.7% 1/1/30 (FGIC Insured)	5,760	6,281
5.5% 1/1/40 (FGIC Insured)	5,515	5,898
Chicago Midway Arpt. Rev.:
Series A, 5.5% 1/1/29 (MBIA Insured)	24,825	25,511
Series B:
5.25% 1/1/13 (MBIA Insured) (f)	2,910	2,979
5.25% 1/1/14 (MBIA Insured) (f)	3,060	3,132
6% 1/1/08 (MBIA Insured) (f)	2,170	2,244
6% 1/1/10 (MBIA Insured) (f)	2,435	2,512
6.125% 1/1/11 (MBIA Insured) (f)	2,580	2,664
Chicago Motor Fuel Tax Rev. Series A, 5.25% 1/1/19
(AMBAC Insured)	1,780	1,920
Chicago O’Hare Int’l. Arpt. Rev.:
Series 1999, 5.5% 1/1/11 (AMBAC Insured) (f)	10,000	10,706
Series A:
5.5% 1/1/16 (AMBAC Insured) (f)	10,770	11,167
5.5% 1/1/16 (Pre-Refunded to 1/1/07 @ 102) (f)(g)	1,230	1,279
5.6% 1/1/10 (AMBAC Insured)	4,500	4,600
6.25% 1/1/09 (AMBAC Insured) (f)	6,040	6,319
Series B:
5.25% 1/1/14 (FGIC Insured)	2,000	2,188
5.75% 1/1/30 (AMBAC Insured)	13,420	14,627
Chicago Park District:
Series 2001 A:
5.5% 1/1/19 (FGIC Insured)	3,100	3,340
5.5% 1/1/20 (FGIC Insured)	3,200	3,444

See accompanying notes which are an integral part of the financial statements.

Annual Report

18

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Illinois – continued
Chicago Park District: – continued
Series A:
5.25% 1/1/18 (FGIC Insured)	$4,690	$5,072
5.25% 1/1/19 (FGIC Insured)	3,000	3,237
5.25% 1/1/20 (FGIC Insured)	2,195	2,362
Chicago Pub. Bldg. Commission Bldg. Rev. (Chicago Transit
Auth. Proj.) 5.25% 3/1/16 (AMBAC Insured)	3,600	3,908
Chicago Spl. Trans. Rev. Series 2001:
5.25% 1/1/31 (Pre-Refunded to 1/1/27 @ 100) (g)	11,670	12,405
5.5% 1/1/17 (Escrowed to Maturity) (g)	1,135	1,233
Chicago Transit Auth. Cap. Grant Receipts Rev.
(Douglas Branch Proj.) Series 2003 B, 5% 6/1/07 (AMBAC
Insured)	4,830	4,858
Chicago Wtr. Rev. 0% 11/1/16 (AMBAC Insured)	7,555	4,727
Cicero Gen. Oblig. 5.25% 12/1/26 (MBIA Insured)	3,010	3,224
Cook County Gen. Oblig. Series C:
5% 11/15/25 (AMBAC Insured)	8,400	8,726
5.5% 11/15/26 (AMBAC Insured)	5,120	5,564
DuPage County Forest Preserve District Rev. 0% 11/1/17	6,665	3,970
Evanston Gen. Oblig. Series C:
5.25% 1/1/16	1,000	1,079
5.25% 1/1/22	2,000	2,147
Franklin Park Village Cook County Gen. Oblig. Series B:
5% 7/1/17 (AMBAC Insured)	1,380	1,471
5% 7/1/18 (AMBAC Insured)	1,450	1,540
Granite City Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.)
3.85%, tender 5/1/08 (c)(f)	5,600	5,576
Hodgkins Tax Increment Rev. 5% 1/1/11	2,075	2,163
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18
(AMBAC Insured)	4,500	2,539
Illinois Dev. Fin. Auth. Retirement 0% 7/15/23 (Escrowed to
Maturity) (g)	5,050	2,196
Illinois Dev. Fin. Auth. Rev.:
(DePaul Univ. Proj.) Series 2004 C, 5.625% 10/1/17	2,800	3,059
(Revolving Fund-Master Trust Prog.):
5.5% 9/1/18	5,365	5,887
5.5% 9/1/19	4,405	4,836
Illinois Edl. Facilities Auth. Revs.:
(Northwestern Univ. Proj.) 5% 12/1/38	23,250	23,968

See accompanying notes which are an integral part of the financial statements.

19 Annual Report

Investments continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Illinois – continued
Illinois Edl. Facilities Auth. Revs.: – continued
(Univ. of Chicago Proj.):
Series 2004 B1, 3.45%, tender 7/1/08 (c)	$3,350	$3,348
Series 2005 A:
5.25% 7/1/41	755	796
5.25% 7/1/41 (Pre-Refunded to 7/1/11 @ 101) (g)	305	334
Series A, 5.125% 7/1/38	1,585	1,627
Illinois Fin. Auth. Gas Supply Rev. (Peoples Gas Lt. and Coke Co.
Proj.) Series A, 4.3%, tender 6/1/16 (AMBAC Insured) (c)	3,600	3,660
Illinois Gen. Oblig.:
First Series:
5.25% 12/1/17 (FSA Insured)	2,260	2,452
5.25% 12/1/20 (FSA Insured)	2,000	2,162
5.375% 12/1/14 (FSA Insured)	5,000	5,474
5.375% 7/1/15 (MBIA Insured)	3,700	4,035
5.5% 4/1/16 (FSA Insured)	1,300	1,428
5.5% 8/1/16 (MBIA Insured)	13,000	14,290
5.5% 8/1/17 (MBIA Insured)	7,500	8,235
5.5% 2/1/18 (FGIC Insured)	1,000	1,090
5.5% 8/1/18 (MBIA Insured)	5,000	5,484
5.75% 12/1/18 (MBIA Insured)	1,200	1,309
5.5% 4/1/17 (MBIA Insured)	7,065	7,565
5.6% 4/1/21 (MBIA Insured)	7,500	8,030
5.7% 4/1/16 (MBIA Insured)	7,350	7,951
Illinois Health Facilities Auth. Rev.:
(Condell Med. Ctr. Proj.):
6.5% 5/15/30	9,000	9,599
7% 5/15/22	5,000	5,518
(Lake Forest Hosp. Proj.):
Series A, 6.25% 7/1/22	4,200	4,620
6% 7/1/33	3,775	4,035
(Lutheran Gen. Health Care Sys. Proj.) Series C:
6% 4/1/18	3,000	3,390
7% 4/1/14	1,500	1,774
(Riverside Health Sys. Proj.) 6.85% 11/15/29 (Pre-Refunded
to 11/15/10 @ 101) (g)	5,025	5,809
(Swedish American Hosp. Proj.) 6.875% 11/15/30
(Pre-Refunded to 5/15/10 @ 101) (g)	6,970	7,876
6.75% 2/15/15	1,000	1,117
Illinois Reg’l. Trans. Auth. Series A, 8% 6/1/17
(AMBAC Insured)	4,500	6,046
Illinois Sales Tax Rev. 6% 6/15/20	4,600	5,042

See accompanying notes which are an integral part of the financial statements.

Annual Report

20

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Illinois – continued
Kane & DeKalb Counties Cmnty. Unit School District #302
5.8% 2/1/22 (FGIC Insured)	$3,795	$4,293
Lake County Cmnty. High School District #117, Antioch
Series B, 0% 12/1/18 (FGIC Insured)	7,240	4,092
Lake County Warren Township High School District #121,
Gurnee Series C:
5.5% 3/1/24 (AMBAC Insured)	2,945	3,256
5.625% 3/1/21 (AMBAC Insured)	2,505	2,813
5.75% 3/1/19 (AMBAC Insured)	2,240	2,557
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.:
(McCormick Place Expansion Proj.):
Series 2002 A:
0% 12/15/32 (MBIA Insured)	15,000	4,157
5.75% 6/15/41 (MBIA Insured)	26,420	29,149
Series 2002 B, 0% 6/15/20 (MBIA Insured) (a)	2,000	1,575
Series A:
0% 6/15/08 (MBIA Insured)	3,820	3,507
0% 6/15/11 (Escrowed to Maturity) (g)	6,000	4,870
0% 6/15/15 (FGIC Insured)	15,000	10,092
0% 6/15/19 (FGIC Insured)	3,225	1,780
0% 6/15/19 (MBIA Insured)	2,870	1,584
0% 6/15/20 (FGIC Insured)	3,460	1,824
0% 6/15/34 (MBIA Insured)	2,625	675
5.25% 12/15/10 (AMBAC Insured)	12,950	13,312
6.65% 6/15/12 (FGIC Insured)	250	250
Series 2002:
0% 6/15/10 (Escrowed to Maturity) (g)	16,640	14,126
0% 6/15/13 (Escrowed to Maturity) (g)	4,155	3,087
0% 6/15/13 (FGIC Insured)	5,575	4,121
Moline Gen. Oblig. Series A, 5.5% 2/1/17 (FGIC Insured)	1,000	1,093
Univ. of Illinois Auxiliary Facilities Sys. Rev.:
Series A, 0% 4/1/21 (MBIA Insured)	4,965	2,486
0% 4/1/17 (MBIA Insured)	16,270	9,965
0% 4/1/20 (MBIA Insured)	8,000	4,216
Will County Cmnty. Unit School District #365, Valley View 0%
11/1/17 (FSA Insured)	3,200	1,906
		616,401

See accompanying notes which are an integral part of the financial statements.

21 Annual Report

Investments continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Indiana – 2.0%
Anderson School Bldg. Corp.:
5.5% 7/15/18 (FSA Insured)	$1,780	$1,970
5.5% 7/15/19 (FSA Insured)	1,855	2,049
5.5% 7/15/24 (FSA Insured)	1,460	1,603
5.5% 1/15/28 (FSA Insured)	2,500	2,737
Avon 2000 Cmnty. School Bldg. Corp. 5% 7/15/17 (FSA
Insured)	2,835	3,032
Clark-Pleasant 2004 School Bldg. Corp.:
5.25% 7/15/23 (FSA Insured)	1,545	1,654
5.25% 7/15/25 (FSA Insured)	1,720	1,830
Crown Point Multi-School Bldg. Corp. 0% 1/15/21
(MBIA Insured)	7,480	3,754
Franklin Township Independent School Bldg. Corp., Marion
County:
5% 7/15/24 (MBIA Insured)	1,365	1,425
5.25% 7/15/17 (MBIA Insured)	1,885	2,061
GCS School Bldg. Corp. One 5% 7/15/22 (FSA Insured)	1,545	1,629
Hamilton Southeastern Cumberland Campus School Bldg.
Corp. 5.125% 1/15/23 (AMBAC Insured)	1,250	1,315
Hammond School Bldg. Corp. 5% 7/15/16 (MBIA Insured)	1,845	1,985
Indiana Bond Bank Series B:
5% 2/1/19 (MBIA Insured)	1,940	2,056
5% 2/1/20 (MBIA Insured)	1,635	1,728
Indiana Dev. Fin. Auth. Rev. 5.95% 8/1/30 (f)	7,350	7,654
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt.,
Inc. Proj.) 4.7%, tender 10/1/15 (c)(f)	3,000	3,009
Indiana Health Facilities Fing. Auth. Hosp. Rev.:
(Columbus Reg’l. Hosp. Proj.) 7% 8/15/15 (FSA Insured)	2,500	2,947
5.5% 2/15/30 (Pre-Refunded to 8/15/10 @ 101.5) (g)	5,295	5,829
Indiana Trans. Fin. Auth. Hwy.:
Series 1993 A, 0% 6/1/18 (AMBAC Insured)	1,700	985
Series A, 0% 6/1/16 (AMBAC Insured)	6,470	4,139
Indianapolis Arpt. Auth. Rev. Series A, 5.6% 7/1/15
(FGIC Insured)	1,000	1,030
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.)
Series 2002 A, 5.5% 1/1/18 (MBIA Insured)	1,250	1,363
Muncie School Bldg. Corp.:
5.25% 1/10/14 (MBIA Insured)	1,215	1,335
5.25% 7/10/14 (MBIA Insured)	1,760	1,936

See accompanying notes which are an integral part of the financial statements.

Annual Report

22

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Indiana – continued
Petersburg Poll. Cont. Rev.:
(Indianapolis Pwr. & Lt. Co. Proj.) 5.9% 12/1/24 (f)	$10,000	$10,519
5.95% 12/1/29 (f)	2,000	2,098
Portage Township Multi-School Bldg. Corp.:
5.25% 7/15/17 (MBIA Insured)	1,375	1,498
5.25% 7/15/22 (MBIA Insured)	1,785	1,931
5.25% 7/15/24 (MBIA Insured)	1,975	2,124
5.25% 7/15/25 (MBIA Insured)	2,085	2,238
5.25% 1/15/29 (MBIA Insured)	1,265	1,353
South Harrison School Bldg. Corp. Series A:
5.25% 7/15/22 (FSA Insured)	2,820	3,063
5.5% 7/15/21 (FSA Insured)	2,675	2,972
Southmont School Bldg. Corp. 5% 7/15/15
(FGIC Insured)	2,000	2,130
Westfield Washington Multi-School Bldg. Corp. Series A:
5% 7/15/15 (FSA Insured)	1,360	1,470
5% 7/15/18 (FSA Insured)	1,500	1,594
		94,045

Iowa 0.7%
Iowa Fin. Auth. Hosp. Facilities Rev.:
5.875% 2/15/30 (Pre-Refunded to 2/15/10 @ 101) (g)	15,000	16,549
6.625% 2/15/12 (Pre-Refunded to 2/15/10 @ 101) (g)	2,000	2,260
6.75% 2/15/13 (Pre-Refunded to 2/15/10 @ 101) (g)	1,000	1,135
6.75% 2/15/14 (Pre-Refunded to 2/15/10 @ 101) (g)	1,280	1,452
6.75% 2/15/15 (Pre-Refunded to 2/15/10 @ 101) (g)	1,000	1,135
6.75% 2/15/17 (Pre-Refunded to 2/15/10 @ 101) (g)	1,000	1,135
Tobacco Settlement Auth. Tobacco Settlement Rev. 5.3%
6/1/25 (Pre-Refunded to 6/1/11 @ 101) (g)	10,000	10,805
		34,471

Kansas 0.4%
Burlington Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.)
Series A, 4.75%, tender 10/1/07 (c)	7,800	7,923
Kansas Dev. Fin. Auth. Health Facilities Rev. (Sisters of Charity
of Leavenworth Health Svcs. Corp. Proj.) Series J, 6.25%
12/1/28	4,500	4,945

See accompanying notes which are an integral part of the financial statements.

23 Annual Report

Investments continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Kansas – continued
Topeka Combined Util. Impt. Rev. Series 2005 A:
6% 8/1/20 (XL Cap. Assurance, Inc. Insured)	$1,200	$1,409
6% 8/1/25 (XL Cap. Assurance, Inc. Insured)	1,100	1,277
6% 8/1/27 (XL Cap. Assurance, Inc. Insured)	1,235	1,429
		16,983

Kentucky 2.2%
Jefferson County Cap. Projs. Corp. Rev. (Lease Prog.) Series A,
0% 8/15/11	5,250	4,162
Louisville & Jefferson County Metropolitan Swr. District Swr. &
Drain Sys. Rev. Series A:
5.25% 5/15/37 (FGIC Insured)	15,750	16,947
5.75% 5/15/33 (FGIC Insured)	65,000	70,485
Louisville & Jefferson County Reg’l. Arpt. Auth. Arpt. Sys. Rev.
Series 2001 A:
5.25% 7/1/09 (FSA Insured) (f)	1,545	1,622
5.5% 7/1/10 (FSA Insured) (f)	3,800	4,061
Owensboro Elec. Lt. & Pwr. Rev. Series B, 0% 1/1/10
(AMBAC Insured)	7,440	6,410
		103,687

Louisiana – 0.7%
Louisiana Gas & Fuel Tax Rev. Series A, 5.375% 6/1/20
(AMBAC Insured)	3,000	3,191
Monroe-West Monroe Pub. Trust Fing. Auth. Mtg. Rev.
Series C, 0% 8/20/14	8,625	5,753
New Orleans Gen. Oblig.:
0% 9/1/09 (AMBAC Insured)	16,500	14,379
0% 9/1/11 (AMBAC Insured)	3,080	2,446
0% 9/1/13 (AMBAC Insured)	3,350	2,422
0% 9/1/14 (AMBAC Insured)	3,165	2,172
		30,363

Maine – 0.1%
Maine Tpk. Auth. Tpk. Rev. 5.25% 7/1/30 (FSA Insured)	3,000	3,205
Maryland 0.3%
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Good Samaritan Hosp. Proj.):
5.75% 7/1/13 (Escrowed to Maturity) (g)	1,605	1,778

See accompanying notes which are an integral part of the financial statements.

Annual Report

24

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Maryland – continued
Maryland Health & Higher Edl. Facilities Auth. Rev.: -
continued
(Good Samaritan Hosp. Proj.):
5.75% 7/1/13 (Escrowed to Maturity) (g)	$995	$1,102
(Univ. of Maryland Med. Sys. Proj.) 6.75% 7/1/30
(Pre-Refunded to 7/1/10 @ 101) (g)	10,415	11,890
		14,770

Massachusetts 7.8%
Massachusetts Bay Trans. Auth.:
Series 2000 A, 5.25% 7/1/30	1,465	1,540
Series A:
5% 7/1/31	11,000	11,516
5.75% 3/1/26	17,795	19,240
Series B, 6.2% 3/1/16	3,800	4,412
Massachusetts Ed. Ln. Auth. Ed. Ln. Rev.:
Series A Issue E, 4.9% 7/1/13 (AMBAC Insured) (f)	3,210	3,281
Series B Issue E:
5.85% 7/1/06 (AMBAC Insured) (f)	725	729
5.95% 7/1/07 (AMBAC Insured) (f)	780	786
6.05% 7/1/08 (AMBAC Insured) (f)	800	807
6.15% 7/1/10 (AMBAC Insured) (f)	320	323
6.25% 7/1/11 (AMBAC Insured) (f)	200	202
6.3% 7/1/12 (AMBAC Insured) (f)	195	197
Massachusetts Fed. Hwy. Series 2000 A:
5.75% 6/15/11	10,000	10,928
5.75% 6/15/12	5,000	5,440
5.75% 6/15/13	5,000	5,459
Massachusetts Gen. Oblig.:
Series 2005 A:
5% 3/1/21 (FSA Insured)	20,000	21,299
5% 3/1/22	6,500	6,876
Series 2005 C, 5.25% 9/1/23	19,745	21,425
Series D:
5% 10/1/23 (Pre-Refunded to 10/1/13 @ 100) (g)	4,200	4,526
5.25% 10/1/20 (Pre-Refunded to 10/1/13 @ 100) (g)	14,000	15,320
5.25% 10/1/21 (Pre-Refunded to 10/1/13 @ 100) (g)	9,000	9,848
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Blood Research Institute Proj.) Series A, 6.5% 2/1/22	3,975	3,986
(Massachusetts Gen. Hosp. Proj.) Series F, 6.25% 7/1/12
(AMBAC Insured)	2,000	2,168

See accompanying notes which are an integral part of the financial statements.

25 Annual Report

Investments continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Massachusetts continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(New England Med. Ctr. Hosp. Proj.) Series G, 5.375%
7/1/24 (MBIA Insured)	$3,800	$3,849
(South Shore Hosp. Proj.) Series F, 5.75% 7/1/29	11,930	12,639
(Tufts Univ. Proj.) Series I, 5.5% 2/15/36	10,000	10,677
(Wellesley College Proj.) Series F, 5.125% 7/1/39	5,705	5,901
Massachusetts Indl. Fin. Agcy. Resource Recovery Rev. (Ogden
Haverhill Proj.) Series 1992 A, 4.95% 12/1/06	2,000	2,019
Massachusetts Indl. Fin. Agcy. Rev. (Massachusetts Biomedical
Research Corp. Proj.) Series A2:
0% 8/1/08	5,000	4,542
0% 8/1/09	21,800	18,977
0% 8/1/10	2,000	1,664
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev.
Series A, 5% 7/1/10 (Escrowed to Maturity) (g)	3,010	3,061
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines,
Inc. Proj.) Series A:
5.5% 1/1/12 (AMBAC Insured) (f)	2,000	2,128
5.5% 1/1/14 (AMBAC Insured) (f)	2,540	2,691
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.
Series A:
5% 8/15/23 (FSA Insured)	29,965	31,722
5% 8/15/26 (FSA Insured)	10,000	10,546
5% 8/15/30 (FSA Insured)	30,000	31,493
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev.:
Series 1999 A, 5.25% 1/1/29 (AMBAC Insured)	14,400	15,084
Sr. Series A, 5.125% 1/1/23 (MBIA Insured)	7,950	8,222
Massachusetts Tpk. Auth. Western Tpk. Rev. Series A, 5.55%
1/1/17 (MBIA Insured)	13,215	13,939
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement
Rev. (MWRA Ln. Prog.) Series A, 5.25% 8/1/13	90	95
Massachusetts Wtr. Resources Auth. Series A, 5.75% 8/1/39
(Pre-Refunded to 8/1/10 @ 101) (g)	19,300	21,224
Route 3 North Trans. Impt. Assoc. Lease Rev. 5.75% 6/15/16
(MBIA Insured)	4,850	5,277
Springfield Gen. Oblig. 5% 8/1/19 (MBIA Insured)	7,015	7,493
		363,551

See accompanying notes which are an integral part of the financial statements.

Annual Report

26

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Michigan – 1.2%
Carman-Ainsworth Cmnty. School District 5% 5/1/18
(FSA Insured)	$2,175	$2,327
Clarkston Cmnty. Schools:
5.25% 5/1/29	3,600	3,850
5.375% 5/1/20	1,775	1,953
Detroit Wtr. Supply Sys. Rev. Series 2001 A, 5.25% 7/1/33
(FGIC Insured)	4,520	4,757
Ferris State Univ. Rev. 5% 10/1/20 (MBIA Insured)	3,165	3,344
Fowlerville Cmnty. School District 5.25% 5/1/17 (FGIC
Insured)	1,425	1,551
Lake Orion Cmnty. School District Series B, 5.25% 5/1/25
(Liquidity Facility Sumitomo Bank Lease Fin., Inc. (SBLF))	2,000	2,106
Michigan Ctfs. of Prtn. 5.75% 6/1/17 (Pre-Refunded to
6/1/10 @ 100) (g)	1,460	1,598
Michigan Hosp. Fin. Auth. Hosp. Rev.:
(Mercy Health Svcs. Proj.):
Series Q, 5.375% 8/15/26 (Escrowed to Maturity) (g)	4,750	4,827
Series W, 5.25% 8/15/27 (Escrowed to Maturity) (g)	4,000	4,086
Series X:
6% 8/15/34 (MBIA Insured)	7,145	7,821
6% 8/15/34 (Pre-Refunded to 8/15/09 @ 101) (g)	3,530	3,864
(Sisters of Mercy Health Corp. Proj.) Series P, 5.375%
8/15/14 (Escrowed to Maturity) (g)	420	439
(Trinity Health Sys. Proj.) Series 2000 A, 6% 12/1/27	2,000	2,194
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont
Hosp. Proj.):
Series M, 5.25% 11/15/31 (MBIA Insured)	7,000	7,297
5.5% 1/1/14	3,695	3,778
6.25% 1/1/09	400	429
Troy School District 5% 5/1/17 (MBIA Insured) (b)	2,000	2,122
		58,343

Minnesota 1.0%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care
Sys. Rev.:
(Health Partners Oblig. Group Proj.) 6% 12/1/18	1,000	1,109
(Healthspan Corp. Proj.) Series A, 4.75% 11/15/18
(AMBAC Insured)	9,700	9,711

See accompanying notes which are an integral part of the financial statements.

27 Annual Report

Investments continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Minnesota – continued
Minneapolis Health Care Sys. Rev. (Allina Health Sys. Proj.)
Series 2002 A, 6% 11/15/23	$6,000	$6,615
Minnesota Agric. & Econ. Dev. Board Rev. (Health Care Sys.
Proj.) Series A:
6.375% 11/15/29	375	418
6.375% 11/15/29 (Pre-Refunded to 11/15/10 @ 101) (g)	11,625	13,194
Saint Cloud Health Care Rev. (Saint Cloud Hosp. Group Oblig.
Proj.) Series A, 5.875% 5/1/30 (FSA Insured)	8,500	9,290
Saint Paul Hsg. & Redev. Auth. Hosp. Rev. (Healtheast Proj.)
6% 11/15/30	2,000	2,122
Saint Paul Port Auth. Lease Rev. Series 2003 11:
5.25% 12/1/18	1,710	1,858
5.25% 12/1/19	2,850	3,089
Waconia Independent School District #110 Series A, 5%
2/1/15 (FSA Insured)	1,155	1,224
		48,630

Mississippi – 0.1%
Hinds County Rev. (Mississippi Methodist Hosp. &
Rehabilitation Proj.) 5.6% 5/1/12 (AMBAC Insured)	4,000	4,204
Missouri – 0.2%
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of
Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	2,125	2,445
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont.
& Drinking Wtr. Rev. (State Revolving Fund Prog.):
Series 2002 B, 5.5% 7/1/17	1,780	1,972
Series 2003 A:
5.125% 1/1/19	5,000	5,353
5.25% 1/1/18	1,280	1,383
Missouri Hsg. Dev. Commission Single Family Mtg. Rev.
Series C, 5.5% 3/1/16 (f)	140	140
		11,293

Montana 0.4%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Projs.)
Series A, 5.2%, tender 5/1/09 (c)	7,700	7,991
Montana Board of Invt. (Payroll Tax Workers Compensation
Prog.):
Series 1996:
6.875% 6/1/20 (Escrowed to Maturity) (g)	1,255	1,356

See accompanying notes which are an integral part of the financial statements.

Annual Report

28

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Montana – continued
Montana Board of Invt. (Payroll Tax Workers Compensation
Prog.): – continued
Series 1996:
6.875% 6/1/20 (Escrowed to Maturity) (g)	$3,870	$4,181
6.875% 6/1/20 (Escrowed to Maturity) (g)	2,005	2,166
Montana Board of Regents Higher Ed. Rev. (Montana State
Univ. Proj.) 5% 11/15/34 (AMBAC Insured)	2,000	2,089
		17,783

Nevada 1.1%
Clark County Arpt. Rev. Series C:
5.375% 7/1/17 (AMBAC Insured) (f)	4,310	4,595
5.375% 7/1/19 (AMBAC Insured) (f)	1,100	1,169
5.375% 7/1/21 (AMBAC Insured) (f)	1,600	1,694
Clark County Gen. Oblig.:
Series 2000, 5.5% 7/1/30 (MBIA Insured)	4,500	4,784
5.5% 7/1/21 (MBIA Insured)	1,100	1,176
Henderson Health Care Facility Rev. (Catholic Healthcare West
Proj.) Series 2005 B, 5% 7/1/08	2,700	2,791
Las Vegas Valley Wtr. District Series B, 5.25% 6/1/17
(MBIA Insured)	6,285	6,778
Truckee Meadows Wtr. Auth. Wtr. Rev. 5.25% 7/1/34
(FSA Insured)	18,855	19,694
Washoe County Gen. Oblig. (Reno Sparks Proj.) Series B:
0% 7/1/12 (FSA Insured)	4,605	3,541
0% 7/1/13 (FSA Insured)	4,590	3,372
0% 7/1/14 (FSA Insured)	3,000	2,101
		51,695

New Hampshire – 0.2%
Nashua Gen. Oblig. 5.25% 9/15/18	1,000	1,078
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. (United
Illumination Co.) Series A, 3.65%, tender 2/1/10
(AMBAC Insured) (c)(f)	6,100	6,032
New Hampshire Tpk. Sys. Rev. 5% 5/1/09 (AMBAC
Insured) (b)	2,000	2,076
		9,186

New Jersey – 1.8%
Evesham Township Muni. Utils. Auth. Rev. Series 2003 A,
5.125% 7/1/14 (AMBAC Insured)	2,440	2,629
New Jersey Econ. Dev. Auth. Rev.:
Series 2005 K, 5.5% 12/15/19 (AMBAC Insured)	9,500	10,945

See accompanying notes which are an integral part of the financial statements.

29 Annual Report

Investments continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
New Jersey – continued
New Jersey Econ. Dev. Auth. Rev.: – continued
Series 2005 O:
5.125% 3/1/30	$5,000	$5,232
5.25% 3/1/23	4,500	4,817
5.25% 3/1/26	5,000	5,325
Series O, 5.25% 3/1/21 (MBIA Insured)	2,800	3,044
New Jersey Health Care Facilities Fing. Auth. Rev. (Christ
Hosp. Group Issue Proj.) 7% 7/1/06 (Escrowed to
Maturity) (g)	845	860
New Jersey Tpk. Auth. Tpk. Rev. Series 2004 A, 3.15%, tender
1/1/10 (AMBAC Insured) (c)	6,300	6,214
New Jersey Trans. Trust Fund Auth. Series B, 5.5% 12/15/21
(MBIA Insured)	5,000	5,743
North Hudson Swr. Auth. Swr. Rev. Series A:
5.25% 8/1/18 (FGIC Insured)	3,235	3,521
5.25% 8/1/19 (FGIC Insured)	2,735	2,955
Ocean County Utils. Auth. Wastewtr. Rev. 5.25% 1/1/07	1,265	1,275
Tobacco Settlement Fing. Corp.:
4.375% 6/1/19	3,170	3,167
5.75% 6/1/32	8,905	9,236
6.125% 6/1/24	8,500	9,234
6.125% 6/1/42	4,500	4,713
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.)
5.5% 5/1/28 (FGIC Insured)	5,560	6,149
Warren County Poll. Cont. Fing. Auth. Resource Recovery Rev.
6.55% 12/1/06 (MBIA Insured)	1,000	1,002
		86,061

New Mexico – 0.5%
Albuquerque Arpt. Rev.:
6.5% 7/1/08 (AMBAC Insured) (f)	1,500	1,597
6.7% 7/1/18 (AMBAC Insured) (f)	2,500	2,654
6.75% 7/1/09 (AMBAC Insured) (f)	1,150	1,259
6.75% 7/1/10 (AMBAC Insured) (f)	1,700	1,889
6.75% 7/1/12 (AMBAC Insured) (f)	1,935	2,220
New Mexico Edl. Assistance Foundation Sr. Series A3, 4.95%
3/1/09 (f)	5,000	5,171
Univ. of New Mexico Univ. Revs. Series A, 6% 6/1/21	5,340	6,319
		21,109

See accompanying notes which are an integral part of the financial statements.

Annual Report

30

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
New York – 10.0%
Erie County Indl. Dev. Agcy. School Facility Rev. (Buffalo City
School District Proj.):
5.75% 5/1/14 (FSA Insured)	$3,500	$3,937
5.75% 5/1/15 (FSA Insured)	7,870	8,832
5.75% 5/1/16 (FSA Insured)	7,120	8,102
5.75% 5/1/18 (FSA Insured)	3,460	3,832
5.75% 5/1/18 (FSA Insured)	9,220	10,478
5.75% 5/1/20 (FSA Insured)	8,000	9,067
5.75% 5/1/21 (FSA Insured)	1,575	1,737
5.75% 5/1/21 (FSA Insured)	3,845	4,355
5.75% 5/1/22 (FSA Insured)	1,000	1,135
5.75% 5/1/23 (FSA Insured)	1,750	1,927
5.75% 5/1/24 (FSA Insured)	3,000	3,391
5.75% 5/1/25 (FSA Insured)	3,400	3,835
5.75% 5/1/26 (FSA Insured)	5,200	5,862
Metropolitan Trans. Auth. Dedicated Tax Fund Series A, 5.5%
11/15/26 (FSA Insured)	2,200	2,407
Metropolitan Trans. Auth. Rev. Series F, 5.25% 11/15/27
(MBIA Insured)	3,400	3,646
Metropolitan Trans. Auth. Svc. Contract Rev.:
Series 2002 A, 5.75% 7/1/31 (AMBAC Insured)	3,800	4,188
Series A, 5.5% 1/1/20 (MBIA Insured)	4,200	4,602
Series B, 5.5% 7/1/19 (MBIA Insured)	2,000	2,193
Series O, 5.75% 7/1/13 (Escrowed to Maturity) (g)	14,250	15,619
Nassau County Gen. Oblig. Series Z, 5% 9/1/11
(FGIC Insured)	2,300	2,437
New York City Gen. Oblig.:
Series 2000 A, 6.5% 5/15/11	5,345	5,990
Series 2002 C, 5.5% 8/1/13	5,000	5,474
Series 2003 A, 5.5% 8/1/20 (MBIA Insured)	8,000	8,843
Series 2003 I, 5.75% 3/1/16	5,500	6,086
Series 2005 G:
5% 8/1/14	2,400	2,567
5% 8/1/15	1,500	1,606
5.25% 8/1/16	3,525	3,848
Series 2005 J, 5% 3/1/20	14,035	14,739
Series A, 5.25% 11/1/14 (MBIA Insured)	1,850	2,009
Series B, 5.75% 8/1/14	2,000	2,209
Series C:
5.75% 3/15/27 (FSA Insured)	1,240	1,364
5.75% 3/15/27 (Pre-Refunded to 3/15/12 @ 100) (g)	2,760	3,101

See accompanying notes which are an integral part of the financial statements.

31 Annual Report

Investments continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
New York – continued
New York City Gen. Oblig.: – continued
Series E, 6% 8/1/11	$165	$170
Series G, 5.25% 8/1/14 (AMBAC Insured)	2,500	2,692
Subseries 2005 F1:
5% 9/1/15	4,000	4,284
5.25% 9/1/14	5,060	5,507
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Japan Airlines
Co. Ltd. Proj.) Series 1991, 6% 11/1/15 (FSA Insured) (f)	1,385	1,435
New York City Indl. Dev. Agcy. Spl. Facilities Rev. (Term. One
Group Assoc. Proj.):
5% 1/1/09 (f)	3,100	3,190
6% 1/1/08 (f)	500	501
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2002 A, 5.125% 6/15/34 (FSA Insured)	3,300	3,471
Series A:
5.125% 6/15/34 (MBIA Insured)	13,800	14,514
6% 6/15/28 (Pre-Refunded to 6/15/12 @ 100) (g)	12,500	14,135
Series B, 5.125% 6/15/31	10,545	10,999
Series G, 5.125% 6/15/32	2,000	2,079
New York City Transitional Fin. Auth. Rev. Series A, 5.75%
2/15/16	130	141
New York City Trust Cultural Resources Rev. (Museum of
Modern Art Proj.) Series 2001 D, 5.125% 7/1/31
(AMBAC Insured)	6,000	6,305
New York Local Govt. Assistance Corp. Series C, 5.5% 4/1/17	22,015	24,611
New York State Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A:
5.75% 7/1/09	4,370	4,643
5.75% 7/1/13	8,750	9,623
Series C, 7.5% 7/1/10 (FGIC Insured)	21,250	23,205
(Long Island Jewish Med. Ctr. Proj.) 5.25% 7/1/11
(MBIA Insured)	3,770	3,981
(State Univ. Edl. Facilities Proj.) Series A, 5.875% 5/15/17
(FGIC Insured)	6,865	8,044
(Suffolk County Judicial Facilities Proj.) Series A, 9.5%
4/15/14	690	946
Series 2002 A, 5.75% 10/1/17 (MBIA Insured)	3,000	3,337

See accompanying notes which are an integral part of the financial statements.

Annual Report

32

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
New York – continued
New York State Envir. Facilities Corp. Clean Wtr. & Drinking
Wtr. Rev. Series F:
4.875% 6/15/18	$4,205	$4,343
4.875% 6/15/20	8,500	8,759
5% 6/15/15	3,015	3,151
New York State Med. Care Facilities Fin. Agcy. Rev.
(Homeowner Mtg. Prog.) Series E, 6.2% 2/15/15	1,325	1,356
New York State Thruway Auth. Gen. Rev. Series 2005 G,
5.25% 1/1/27 (FSA Insured)	12,500	13,590
New York State Thruway Auth. Svc. Contract Rev. 5.5%
4/1/16	2,350	2,556
New York State Urban Dev. Corp. Rev. Series 2004 A2, 5.5%
3/15/21 (MBIA Insured)	14,360	16,563
New York Transitional Fin. Auth. Rev.:
Series 2003 D, 5% 2/1/31	3,500	3,620
Series 2004 C, 5% 2/1/33 (FGIC Insured)	5,000	5,212
Series B, 5.25% 8/1/19	2,000	2,170
Niagara Falls City Niagara County Pub. Impt. (Pub. Impt. Proj.)
7.5% 3/1/18 (MBIA Insured)	500	673
Sales Tax Asset Receivables Corp. Series A, 5.25% 10/15/27
(AMBAC Insured)	10,500	11,374
Tobacco Settlement Fing. Corp.:
Series A1:
5.25% 6/1/21 (AMBAC Insured)	5,645	6,056
5.25% 6/1/22 (AMBAC Insured)	3,850	4,120
5.5% 6/1/15	33,500	35,943
Series C1:
5.5% 6/1/14	7,300	7,745
5.5% 6/1/20	2,200	2,407
Triborough Bridge & Tunnel Auth. (Convention Ctr. Proj.)
Series E, 7.25% 1/1/10 (XL Cap. Assurance, Inc. Insured)	7,350	7,862
Triborough Bridge & Tunnel Auth. Revs.:
Series 2005 A, 5.125% 1/1/22	4,000	4,235
Series A, 5% 1/1/32 (MBIA Insured)	470	487
Series B:
5.2% 1/1/27 (Pre-Refunded to 1/1/22 @ 100) (g)	2,000	2,266
5.5% 1/1/30 (Pre-Refunded to 1/1/22 @ 100) (g)	4,000	4,619
Series SR, 5.5% 1/1/12 (Escrowed to Maturity) (g)	9,860	10,573
		466,911

See accompanying notes which are an integral part of the financial statements.

33 Annual Report

Investments continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
New York & New Jersey – 0.3%
Port Auth. of New York & New Jersey 124th Series, 5%
8/1/13 (FGIC Insured) (f)	$3,400	$3,520
Port Auth. of New York & New Jersey Spl. Oblig. Rev.
(JFK Int’l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13
(MBIA Insured) (f)	10,275	11,554
		15,074

North Carolina – 4.9%
Catawba County Ctfs. of Prtn. (Pub. School and Cmnty. College
Proj.) 5.25% 6/1/20 (MBIA Insured)	1,800	1,950
Dare County Ctfs. of Prtn.:
5.25% 6/1/17 (AMBAC Insured)	1,620	1,758
5.25% 6/1/18 (AMBAC Insured)	1,620	1,751
5.25% 6/1/19 (AMBAC Insured)	1,540	1,667
5.25% 6/1/22 (AMBAC Insured)	1,620	1,744
5.25% 6/1/23 (AMBAC Insured)	1,620	1,733
North Carolina Cap. Facilities Fin. Agcy. Rev. (Duke Univ.
Proj.) Series A:
5.125% 10/1/41	6,380	6,638
5.125% 7/1/42	34,200	35,691
5.25% 7/1/42	9,805	10,333
North Carolina Ctfs. of Prtn. (Repair and Renovation Proj.)
Series B, 5.25% 6/1/17	3,600	3,924
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series A:
5.5% 1/1/11	8,700	9,330
5.75% 1/1/26	4,000	4,225
Series B:
5.875% 1/1/21 (Pre-Refunded to 1/1/07 @ 102) (g)	22,725	23,741
7% 1/1/08	9,985	10,586
7.25% 1/1/07	8,375	8,652
Series C:
5.25% 1/1/09	2,500	2,607
5.5% 1/1/07	5,950	6,054
7% 1/1/07	15,715	16,217
Series D:
5.375% 1/1/10	4,500	4,760
6.7% 1/1/19	5,000	5,534
6.75% 1/1/26	7,000	7,747
North Carolina Infrastructure Fin. Corp. Ctfs. of Prtn. (North
Carolina Correctional Facilities Proj.) Series A:
5% 2/1/19	2,945	3,123

See accompanying notes which are an integral part of the financial statements.

Annual Report 34

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
North Carolina – continued
North Carolina Infrastructure Fin. Corp. Ctfs. of Prtn. (North
Carolina Correctional Facilities Proj.) Series A: – continued
5% 2/1/20	$1,500	$1,587
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 1992, 7.25% 1/1/07	5,200	5,391
Series 1999 B, 6.375% 1/1/08	7,000	7,359
Series A:
5.125% 1/1/15 (MBIA Insured)	6,860	7,099
5.125% 1/1/17 (MBIA Insured)	15,350	15,873
5.125% 1/1/17 (MBIA Insured)	16,000	16,734
Univ. of North Carolina at Chapel Hill Rev. Series A, 5%
12/1/34	5,000	5,255
		229,063

North Dakota 0.6%
Mercer County Poll. Cont. Rev. (Antelope Valley Station/Basin
Elec. Pwr. Coop. Proj.) 7.2% 6/30/13 (AMBAC Insured)	26,000	30,358
Ohio – 0.9%
Franklin County Hosp. Rev. 5.5% 5/1/28 (AMBAC Insured)	4,265	4,713
Lakewood Hosp. Impt. Rev. (Lakewood Hosp. Assoc. Proj.)
5.5% 2/15/08	1,225	1,267
Montgomery County Rev. (Catholic Health Initiatives Proj.)
Series A:
6% 12/1/19	4,905	5,448
6% 12/1/19 (Escrowed to Maturity) (g)	5,095	5,635
6% 12/1/26 (Escrowed to Maturity) (g)	10,000	10,995
Ohio Solid Waste Rev. (Waste Mgmt., Inc. Proj.) 4.85%, tender
11/1/07 (c)(f)	5,000	5,074
Richland County Hosp. Facilities (MedCentral Health Sys. Proj.)
Series B, 6.375% 11/15/30	3,000	3,236
Univ. of Cincinnati Ctfs. of Prtn. 5.125% 6/1/28 (MBIA
Insured)	3,750	3,882
		40,250

Oklahoma – 1.1%
Cherokee County Econ. Dev. Auth. Series A, 0% 11/1/11
(Escrowed to Maturity) (g)	2,080	1,647
Oklahoma City Pub. Property Auth. Hotel Tax Rev.:
5.5% 10/1/22 (FGIC Insured)	2,845	3,148
5.5% 10/1/23 (FGIC Insured)	3,005	3,314

See accompanying notes which are an integral part of the financial statements.

35 Annual Report

Investments continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Oklahoma – continued
Oklahoma City Pub. Property Auth. Hotel Tax Rev.: - continued
5.5% 10/1/24 (FGIC Insured)	$3,175	$3,491
Oklahoma Dev. Fin. Auth. Rev. (Saint John Health Sys. Proj.)
6% 2/15/29	15,000	16,203
Oklahoma Industries Auth. Rev. (Health Sys. Oblig. Group
Proj.) Series A:
5.75% 8/15/29 (MBIA Insured)	11,420	12,216
5.75% 8/15/29 (Pre-Refunded to 8/15/09 @ 101) (g)	8,330	9,078
		49,097

Oregon – 0.4%
Clackamas County School District #62C, Oregon City Series
2004:
5% 6/15/18 (FSA Insured)	1,325	1,415
5% 6/15/19 (FSA Insured)	3,395	3,611
Clackamus County School District #7J:
5.25% 6/1/23 (FSA Insured)	2,000	2,263
5.25% 6/1/24 (FSA Insured)	2,605	2,957
Port Morrow Poll. Cont. Rev. (Pacific Northwest Proj.) Series A:
8% 7/15/06	385	394
8% 7/15/07	430	442
8% 7/15/08	480	493
8% 7/15/09	540	555
8% 7/15/10	605	622
8% 7/15/11	385	396
Washington County School District #15:
5.5% 6/15/20 (FSA Insured)	1,770	2,023
5.5% 6/15/21 (FSA Insured)	1,060	1,211
Yamhill County School District #029J Newberg 5.5% 6/15/20
(FGIC Insured)	1,000	1,149
		17,531

Pennsylvania – 1.6%
Allegheny County Arpt. Rev. (Pittsburgh Int’l. Arpt. Proj.)
Series A1, 5.75% 1/1/07 (MBIA Insured) (f)	6,500	6,640
Annville-Cleona School District:
5.5% 3/1/24 (FSA Insured)	1,350	1,494
5.5% 3/1/25 (FSA Insured)	1,400	1,546
Canon McMillan School District Series 2001 B, 5.75%
12/1/33 (FGIC Insured)	3,000	3,275
See accompanying notes which are an integral part of the financial statements.

Annual Report

36

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Pennsylvania – continued
Chester County Health & Ed. Facilities Auth. Health Sys. Rev.
(Jefferson Health Sys. Proj.) Series B, 5.25% 5/15/22
(AMBAC Insured)	$4,400	$4,568
Montgomery County Higher Ed. & Health Auth. Hosp. Rev.
(Abington Memorial Hosp. Proj.) Series A:
6% 6/1/22 (AMBAC Insured)	2,000	2,395
6.1% 6/1/12 (AMBAC Insured)	3,000	3,394
6.125% 6/1/14 (AMBAC Insured)	5,230	6,057
Northumberland County Auth. Commonwealth Lease Rev.
(State Correctional Facilities Proj.) 0% 10/15/13 (Escrowed
to Maturity) (g)	11,455	8,399
Pennsylvania Convention Ctr. Auth. Rev. Series A, 6.7%
9/1/16 (Escrowed to Maturity) (g)	2,000	2,351
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Amtrak Proj.) Series 2001 A, 6.375% 11/1/41 (f)	8,700	9,332
(Shippingport Proj.) Series A, 4.35%, tender 6/1/10 (c)(f)	3,100	3,046
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev.
(Waste Mgmt., Inc. Proj.) Series 2004 A, 3.95%, tender
11/1/09 (c)(f)	5,000	4,968
Pennsylvania Higher Edl. Facilities Auth. Rev. (Univ. of
Pennsylvania Health Systems Proj.) Series A, 5% 8/15/16
(AMBAC Insured)	3,600	3,858
Pennsylvania Hsg. Fin. Agcy.:
Series 54A, 5.375% 10/1/28 (f)	330	331
Series C, 8.1% 7/1/13	555	558
Philadelphia Arpt. Rev. Series 1998, 5.375% 6/15/10
(FGIC Insured) (f)	4,425	4,681
Philadelphia Gen. Oblig. Series 2003 A:
5% 2/15/10 (XL Cap. Assurance, Inc. Insured)	2,000	2,114
5% 2/15/12 (XL Cap. Assurance, Inc. Insured)	1,000	1,075
Philadelphia Redev. Auth. Rev. (Philadelphia Neighborhood
Transformation Initiative Proj.) Series 2005 C, 5% 4/15/31
(FGIC Insured)	3,000	3,140
West Allegheny School District Series B, 5.25% 2/1/14
(FGIC Insured)	2,010	2,221
		75,443

Puerto Rico 0.4%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	2,300	2,566

See accompanying notes which are an integral part of the financial statements.

37 Annual Report

Investments continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Puerto Rico continued
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.: –
continued
5.75% 7/1/19 (FGIC Insured)	$3,240	$3,635
Puerto Rico Commonwealth Infrastructure Fing. Auth.:
Series 2000 A:
5.5% 10/1/32 (Escrowed to Maturity) (g)	6,515	7,073
5.5% 10/1/40 (Escrowed to Maturity) (g)	1,100	1,187
Series C, 5.5% 7/1/21 (FGIC Insured)	3,000	3,467
		17,928

Rhode Island – 0.2%
Rhode Island Health & Edl. Bldg. Corp. Rev. (Univ. of Rhode
Island Univ. Revs. Proj.) Series A:
5.25% 9/15/15 (AMBAC Insured)	1,725	1,886
5.25% 9/15/16 (AMBAC Insured)	1,815	1,987
5.25% 9/15/18 (AMBAC Insured)	1,005	1,090
5.5% 9/15/24 (AMBAC Insured)	2,000	2,197
		7,160

South Carolina – 0.9%
Charleston County Gen. Oblig. 6% 6/1/13 (Pre-Refunded to
6/1/06 @ 100) (g)	2,500	2,528
Lexington County Health Svcs. District, Inc. Hosp. Rev. 6%
11/1/18	3,500	3,909
Lexington One School Facilities Corp. Rev. (Lexington County
School District No. 1 Proj.) 5.25% 12/1/18	1,540	1,645
Piedmont Muni. Pwr. Agcy. Elec. Rev. Series B, 5.25% 1/1/11
(MBIA Insured)	8,625	8,906
Richland County Hosp. Facilities Rev. (Cmnty. Provider Pooled
Ln. Prog.) Series A, 7.125% 7/1/17 (Escrowed to
Maturity) (g)	1,500	1,765
Rock Hill Util. Sys. Rev. Series 2003 A:
5.375% 1/1/17 (FSA Insured)	2,100	2,289
5.375% 1/1/23 (FSA Insured)	1,025	1,108
South Carolina Jobs Econ. Dev. Auth. Hosp. Facilities Rev.
(Palmetto Health Alliance Proj.) Series A, 7.375% 12/15/21
(Pre-Refunded to 12/15/10 @ 102) (g)	4,000	4,731
South Carolina Ports Auth. Ports Rev. 5.5% 7/1/08
(FSA Insured) (f)	3,515	3,686
South Carolina Pub. Svc. Auth. Rev.:
(Santee Cooper Proj.) Series 2005 B, 5% 1/1/18
(MBIA Insured)	2,200	2,382
Series 2005 B, 5% 1/1/19 (MBIA Insured)	2,500	2,683

See accompanying notes which are an integral part of the financial statements.

Annual Report

38

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
South Carolina – continued
South Carolina Pub. Svc. Auth. Rev.: – continued
Series A, 5.5% 1/1/15 (FGIC Insured)	$5,000	$5,658
York County Wtr. & Swr. Rev. 5.25% 12/1/30 (MBIA Insured)	1,120	1,187
		42,477

South Dakota 0.0%
South Dakota Lease Rev. Series A, 6.625% 9/1/12
(FSA Insured)	1,000	1,167
Tennessee – 1.0%
Knox County Health Edl. & Hsg. Facilities Board Hosp.
Facilities Rev. (Fort Sanders Alliance Proj.) Series C:
5.25% 1/1/15 (MBIA Insured)	3,300	3,619
5.75% 1/1/14 (MBIA Insured)	2,000	2,262
7.25% 1/1/10 (MBIA Insured)	2,660	3,018
Memphis-Shelby County Arpt. Auth. Arpt. Rev.:
Series A:
6.25% 2/15/09 (MBIA Insured) (f)	1,500	1,613
6.25% 2/15/10 (MBIA Insured) (f)	1,000	1,094
6.25% 2/15/11 (MBIA Insured) (f)	1,415	1,570
Series B, 6.5% 2/15/09 (MBIA Insured) (f)	500	541
Metropolitan Govt. Nashville & Davidson County Health & Edl.
Facilities Board Rev. (Ascension Health Cr. Group Proj.)
Series A, 6% 11/15/30 (AMBAC Insured) (Pre-Refunded to
11/15/09 @ 101) (g)	1,630	1,794
Metropolitan Govt. Nashville & Davidson County Wtr. & Swr.
Sys. Rev. 7.7% 1/1/12 (FGIC Insured)	5,600	6,505
Shelby County Health Edl. & Hsg. Facility Board Hosp. Rev.
(Methodist Hosp. Proj.) 6.5% 9/1/26 (Pre-Refunded to
9/1/12 @ 100) (g)	22,500	26,258
		48,274

Texas 13.7%
Abilene Independent School District:
5% 2/15/16	2,035	2,186
5% 2/15/18	2,000	2,132
5% 2/15/23	3,205	3,377
Aledo Independent School District Series A, 5.125%
2/15/33	2,775	2,903
Argyle Independent School District 5.25% 8/15/40
(FSA Insured)	1,745	1,854
Arlington Gen. Oblig. 5% 8/15/18 (FGIC Insured)	1,215	1,288

See accompanying notes which are an integral part of the financial statements.

39 Annual Report

Investments continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Texas continued
Austin Independent School District:
5.25% 8/1/10 (b)	$5,245	$5,553
5.25% 8/1/11 (b)	2,000	2,133
5.25% 8/1/15 (b)	2,000	2,166
Austin Util. Sys. Rev.:
0% 5/15/10 (MBIA Insured)	7,970	6,772
0% 5/15/17 (FGIC Insured)	4,700	2,870
0% 5/15/18 (FGIC Insured)	5,000	2,899
Austin Wtr. & Wastewtr. Sys. Rev.:
5% 11/15/12 (MBIA Insured) (b)	2,375	2,512
5% 11/15/15 (MBIA Insured) (b)	1,250	1,327
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev. 5.375%
5/1/20 (FSA Insured)	1,660	1,792
Birdville Independent School District:
0% 2/15/11	8,665	7,116
0% 2/15/13	13,690	10,258
Boerne Independent School District 5.25% 2/1/35	11,000	11,604
Brazos River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.)
Series 1995 B, 5.05%, tender 6/19/06 (c)(f)	4,815	4,834
Brownsville Util. Sys. Rev. Series A, 5% 9/1/31
(AMBAC Insured)	5,000	5,182
Canyon Independent School District Series A, 5.5% 2/15/21 .	1,855	2,027
Cedar Hill Independent School District 0% 8/15/09	1,575	1,360
Clint Independent School District:
5.5% 8/15/19	1,055	1,155
5.5% 8/15/20	1,110	1,213
5.5% 8/15/21	1,175	1,284
Conroe Independent School District:
Series B, 0% 2/15/10	2,805	2,403
0% 2/15/11	1,500	1,232
Corpus Christi Util. Sys. Rev.:
5.25% 7/15/18 (FSA Insured)	3,305	3,639
5.25% 7/15/19 (FSA Insured)	4,000	4,392
Corsicana Independent School District 5.125% 2/15/34	3,250	3,413
Cypress-Fairbanks Independent School District:
Series A:
0% 2/15/12	20,900	16,397
0% 2/15/13	6,425	4,814
0% 2/15/14	11,475	8,198
0% 2/15/16	9,700	6,272
5.75% 2/15/19	4,400	4,844

See accompanying notes which are an integral part of the financial statements.

Annual Report

40

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Texas continued
Cypress-Fairbanks Independent School District: - continued
5.75% 2/15/21	$1,000	$1,099
Denton County Lewisville Independent School District
Series 2004, 5% 8/15/16	3,465	3,670
Duncanville Independent School District:
5.65% 2/15/28	30	33
5.65% 2/15/28 (Pre-Refunded to 2/15/13 @ 100) (g)	5,520	6,187
Fort Worth Wtr. & Swr. Rev. 5% 2/15/16 (FSA Insured)	6,000	6,412
Frisco Independent School District:
Series C:
5% 8/15/22	2,000	2,117
5% 8/15/26	3,765	3,949
5.375% 8/15/17	2,715	2,950
Garland Independent School District Series A, 4% 2/15/17	5,000	4,964
Garland Wtr. & Swr. Rev. 5.25% 3/1/23
(AMBAC Insured)	1,315	1,400
Guadalupe-Blanco River Auth. Contract Rev.
(Western Canyon Reg’l. Wtr. Supply Proj.):
5.25% 4/15/15 (MBIA Insured)	1,570	1,706
5.25% 4/15/16 (MBIA Insured)	1,680	1,818
5.25% 4/15/17 (MBIA Insured)	2,295	2,477
5.25% 4/15/18 (MBIA Insured)	1,915	2,058
5.25% 4/15/19 (MBIA Insured)	1,000	1,077
5.25% 4/15/20 (MBIA Insured)	1,565	1,680
Harlandale Independent School District:
Series 2005, 5.7% 8/15/30	100	108
5.5% 8/15/35	45	48
6% 8/15/16	35	39
Harris County Gen. Oblig.:
Series A, 5.25% 8/15/35 (FSA Insured)	11,400	11,887
0% 10/1/13 (MBIA Insured)	5,550	4,054
0% 10/1/14 (MBIA Insured)	11,000	7,663
0% 8/15/25 (MBIA Insured)	3,000	1,197
0% 8/15/28 (MBIA Insured)	5,000	1,688
Harris County Health Facilities Dev. Corp. Rev. (Saint Luke’s
Episcopal Hosp. Proj.) Series 2001 A:
5.375% 2/15/26 (Pre-Refunded to 8/15/11 @ 100) (g)	3,000	3,265
5.625% 2/15/13 (Pre-Refunded to 8/15/11 @ 100) (g)	4,625	5,092

See accompanying notes which are an integral part of the financial statements.

41 Annual Report

Investments continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Texas continued
Harris County Hosp. District Mtg. Rev.:
7.4% 2/15/10 (AMBAC Insured)	$1,340	$1,441
7.4% 2/15/10 (Escrowed to Maturity) (g)	695	731
Houston Area Wtr. Corp. Contract Rev. (Northeast Wtr.
Purification Proj.) 5.5% 3/1/15 (FGIC Insured)	1,985	2,173
Houston Arpt. Sys. Rev.:
Series A:
5.625% 7/1/20 (FSA Insured) (f)	2,000	2,145
5.625% 7/1/21 (FSA Insured) (f)	3,350	3,591
6% 7/1/08 (FGIC Insured) (f)	1,000	1,055
Series B, 5.5% 7/1/30 (FSA Insured)	10,645	11,372
Houston Independent School District:
Series A, 0% 8/15/11	6,400	5,139
0% 8/15/13	9,835	7,200
Humble Independent School District:
Series 2005 B, 5.25% 2/15/22 (FGIC Insured)	1,995	2,157
0% 2/15/16	3,000	1,949
0% 2/15/17	3,480	2,150
Hurst Euless Bedford Independent School District:
0% 8/15/11	3,620	2,907
0% 8/15/12	5,105	3,916
0% 8/15/13	3,610	2,643
Katy Independent School District:
Series A, 5% 2/15/16	2,500	2,658
0% 8/15/11	4,170	3,348
Keller Independent School District:
Series 1996 A, 0% 8/15/17	2,000	1,200
Series A, 5.125% 8/15/25	1,975	1,992
Kennedale Independent School District 5.5% 2/15/29	3,335	3,642
Killeen Independent School District:
5.25% 2/15/17	2,105	2,260
5.25% 2/15/18	1,325	1,420
La Joya Independent School District 5.25% 2/15/23	2,940	3,159
Little Elm Independent School District 5.5% 8/15/21	2,540	2,746
Lower Colorado River Auth. Rev.:
5.25% 1/1/15 (Escrowed to Maturity) (g)	6,260	6,921
5.25% 5/15/18 (AMBAC Insured)	2,020	2,173

See accompanying notes which are an integral part of the financial statements.

Annual Report

42

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Texas continued
Lower Colorado River Auth. Transmission Contract Rev. (LCRA
Transmission Services Corp. Proj.) Series C:
5.25% 5/15/18 (AMBAC Insured)	$1,000	$1,087
5.25% 5/15/19 (AMBAC Insured)	1,000	1,086
5.25% 5/15/20 (AMBAC Insured)	2,000	2,169
Lubbock Gen. Oblig. (Wtrwks. Sys. Surplus Proj.) 5% 2/15/17
(FSA Insured)	2,270	2,419
Mansfield Independent School District 5.5% 2/15/18	3,855	4,205
Mesquite Independent School District:
3.65%, tender 12/1/08 (Liquidity Facility JPMorgan Chase
Bank) (c)	6,400	6,400
5.375% 8/15/11	395	413
5.375% 8/15/11 (Pre-Refunded to 8/15/08 @ 100) (g)	990	1,040
Midlothian Independent School District 0% 2/15/10	1,525	1,306
Midway Independent School District 0% 8/15/19	3,600	1,949
Montgomery County Gen. Oblig. Series A:
5.625% 3/1/20 (g)	3,305	3,669
5.625% 3/1/20 (FSA Insured)	495	543
Navasota Independent School District:
5.25% 8/15/34 (FGIC Insured)	2,275	2,422
5.5% 8/15/25 (FGIC Insured)	1,675	1,846
North Central Health Facilities Dev. Corp. Rev. Series 1997 B,
5.75% 2/15/14 (MBIA Insured)	5,215	5,888
North East Texas Independent School District 5% 8/1/33	8,200	8,489
Northside Independent School District 5.5% 2/15/12	3,715	4,045
Pflugerville Gen. Oblig. 5.5% 8/1/22 (AMBAC Insured)	1,000	1,096
Prosper Independent School District 5.75% 8/15/29	1,250	1,379
Robstown Independent School District 5.25% 2/15/29	3,165	3,369
Rockwall Independent School District:
5.375% 2/15/19	1,450	1,564
5.375% 2/15/20	1,230	1,328
5.375% 2/15/21	1,560	1,680
5.625% 2/15/12	4,090	4,477
5.625% 2/15/13	1,190	1,301
5.625% 2/15/14	1,160	1,268
Round Rock Independent School District 0% 8/15/11
(MBIA Insured)	4,300	3,462
Sabine River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.)
Series B, 5.75%, tender 11/1/11 (c)(f)	16,000	16,831

See accompanying notes which are an integral part of the financial statements.

43 Annual Report

Investments continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Texas continued
San Antonio Elec. & Gas Systems Rev.:
Series B:
0% 2/1/10 (Escrowed to Maturity) (g)	$19,000	$16,282
0% 2/1/12 (Escrowed to Maturity) (g)	7,000	5,518
3.55%, tender 12/1/07 (c)	7,500	7,503
5.375% 2/1/18 (Pre-Refunded to 2/1/12 @ 100) (g)	5,000	5,449
5.375% 2/1/19 (Pre-Refunded to 2/1/12 @ 100) (g)	6,000	6,539
San Antonio Gen. Oblig.:
5.5% 2/1/15	1,975	2,158
5.5% 2/1/15 (Pre-Refunded to 2/1/12 @ 100) (g)	25	28
San Antonio Wtr. Sys. Rev.:
5.875% 5/15/19 (Pre-Refunded to 11/15/09 @ 100) (g)	3,000	3,263
6.5% 5/15/10 (Escrowed to Maturity) (g)	440	494
San Marcos Consolidated Independent School District:
5% 8/1/15	1,200	1,294
5% 8/1/17	1,175	1,257
5% 8/1/19	1,450	1,542
5% 8/1/22	1,680	1,776
5% 8/1/23	1,760	1,857
5.625% 8/1/26	2,210	2,467
Snyder Independent School District:
5.25% 2/15/21 (AMBAC Insured)	1,035	1,130
5.25% 2/15/22 (AMBAC Insured)	1,090	1,187
5.25% 2/15/30 (AMBAC Insured)	1,750	1,863
Socorro Independent School District 5.375% 8/15/18	1,090	1,175
South San Antonio Independent School District 5% 8/15/17	1,025	1,085
Southlake Gen. Oblig. Series 2000 D, 5.75% 2/15/21
(AMBAC Insured)	2,345	2,508
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ.
Proj.) 5.5% 10/1/17 (AMBAC Insured)	3,825	4,201
Spring Branch Independent School District:
Series 2001, 5.375% 2/1/13	3,130	3,384
5.375% 2/1/18	3,600	3,864
Tarrant County Health Facilities Dev. Corp. Hosp. Rev. 5.375%
11/15/20	5,750	5,943
Texas Gen. Oblig.:
(College Student Ln. Prog.) 5% 8/1/12 (f)	6,655	6,912
5.75% 8/1/26	5,000	5,472
Texas Muni. Pwr. Agcy. Rev. 0% 9/1/16 (MBIA Insured)	5,365	3,395

See accompanying notes which are an integral part of the financial statements.

Annual Report

44

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Texas continued
Texas Pub. Fin. Auth. Bldg. Rev.:
Series 1990:
0% 2/1/12 (MBIA Insured)	$4,400	$3,468
0% 2/1/14 (MBIA Insured)	6,900	4,957
0% 2/1/09 (MBIA Insured)	2,000	1,789
Texas Pub. Fin. Auth. Rev. (Stephen F. Austin State Univ. Proj.)
5% 10/15/13 (MBIA Insured)	1,625	1,755
Texas Tpk. Auth. Central Tpk. Sys. Rev.:
5.5% 8/15/39 (AMBAC Insured)	37,550	40,318
5.75% 8/15/38 (AMBAC Insured)	27,550	30,376
Texas Tpk. Auth. Dallas North Tollway Rev.:
0% 1/1/10 (Escrowed to Maturity) (g)	3,000	2,588
5.25% 1/1/23 (FGIC Insured)	18,775	19,163
Texas Wtr. Dev. Board Rev. Series B:
5.375% 7/15/16	5,000	5,334
5.625% 7/15/21	5,900	6,330
Trinity River Auth. Rev. (Tarrant County Wtr. Proj.):
5% 2/1/17 (MBIA Insured)	4,930	5,303
5.5% 2/1/19 (Pre-Refunded to 2/1/13 @ 100) (g)	1,665	1,850
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances
Hosp. Reg’l. Health Care Ctr. Proj.):
5.75% 7/1/27	1,000	1,038
6% 7/1/31	6,225	6,531
Weatherford Independent School District:
Series 2000, 0% 2/15/25 (Pre-Refunded to 2/15/10 @
36.782) (g)	6,155	1,944
0% 2/15/22 (Pre-Refunded to 2/15/10 @ 45.084) (g)	2,980	1,154
0% 2/15/26 (Pre-Refunded to 2/15/10 @ 34.41) (g)	2,985	882
0% 2/15/33	6,985	1,821
White Settlement Independent School District:
5.75% 8/15/30	2,890	3,192
5.75% 8/15/34	3,000	3,299
Wichita Falls Wtr. & Swr. Rev. Series 2001, 5.375% 8/1/24
(AMBAC Insured)	3,000	3,193
Williamson County Gen. Oblig.:
5.5% 2/15/18 (FSA Insured)	60	65
5.5% 2/15/20 (FSA Insured)	65	70
5.5% 2/15/20 (Pre-Refunded to 2/15/11 @ 100) (g)	4,455	4,860
		641,684

See accompanying notes which are an integral part of the financial statements.

45 Annual Report

Investments continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Utah 2.0%
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Series A:
6% 7/1/16 (AMBAC Insured)	$5,640	$5,956
6% 7/1/16 (Escrowed to Maturity) (g)	9,205	9,607
Series B:
5.75% 7/1/16 (MBIA Insured)	11,230	11,818
6% 7/1/16 (MBIA Insured)	29,500	30,463
Series D, 5% 7/1/21 (MBIA Insured)	12,100	12,412
Salt Lake City Hosp. Rev. (Intermountain Health Care Hosp., Inc.
Proj.) Series A, 8.125% 5/15/15 (Escrowed to Maturity) (g)	2,975	3,613
Salt Lake County Hosp. Rev. (IHC Health Svcs., Inc. Proj.) 5.5%
5/15/11 (AMBAC Insured)	9,000	9,808
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.)
Series A:
5.25% 4/1/16 (FSA Insured)	3,590	3,881
5.25% 4/1/17 (FSA Insured)	4,335	4,675
		92,233

Vermont – 0.3%
Vermont Edl. & Health Bldgs. Fing. Agcy. Rev. (Fletcher Allen
Health Care, Inc. Proj.):
Series 2000 A, 6.125% 12/1/27 (AMBAC Insured)	8,600	9,554
Series A, 5.75% 12/1/18 (AMBAC Insured)	3,100	3,401
		12,955

Virginia – 0.2%
Amelia County Indl. Dev. Auth. Solid Waste Disp. Rev. (Waste
Mgmt., Inc. Proj.) 4.05%, tender 4/1/08 (c)(f)	2,200	2,200
Peninsula Ports Auth. Hosp. Facilities Rev. (Whittaker Memorial
Hosp. Proj.) 8.7% 8/1/23	1,460	1,679
Virginia Beach Dev. Auth. Hosp. Facilities Rev. (Virginia Beach
Gen. Hosp. Proj.):
6% 2/15/12 (AMBAC Insured)	2,150	2,422
6% 2/15/13 (AMBAC Insured)	1,460	1,663
Virginia Hsg. Dev. Auth. Multi-family Hsg. Rev. Series I, 5.95%
5/1/09 (f)	1,890	1,944
		9,908

Washington 5.5%
Chelan County Pub. Util. District #1 Columbia River-Rock
Island Hydro-Elec. Sys. Rev. Series A:
0% 6/1/17 (MBIA Insured)	7,200	4,310
0% 6/1/29 (MBIA Insured)	14,995	4,753

See accompanying notes which are an integral part of the financial statements.

Annual Report

46

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Washington – continued
Chelan County Pub. Util. District #1 Rev. Series 2005 A,
5.125%, tender 7/1/15 (FGIC Insured) (c)(f)	$2,430	$2,573
Chelan County School District #246, Wenatchee 5.5%
12/1/19 (FSA Insured)	3,535	3,857
Clark County School District #37, Vancouver Series C, 0%
12/1/19 (FGIC Insured)	2,000	1,070
Douglas County Pub. Util. District #1 Wells Hydroelectric Rev.
Series A, 8.75% 9/1/18	2,790	3,050
Energy Northwest Elec. Rev. (#3 Proj.) Series B, 6% 7/1/16
(AMBAC Insured)	28,000	31,616
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev.
Series B:
5.25% 1/1/18 (FGIC Insured) (f)	1,590	1,691
5.25% 1/1/20 (FGIC Insured) (f)	1,760	1,854
5.25% 1/1/23 (FGIC Insured) (f)	2,055	2,145
King County Swr. Rev. Series B, 5.125% 1/1/33
(FSA Insured)	22,390	23,213
Mead School District #354, Spokane County 5.375% 12/1/19
(FSA Insured)	2,575	2,822
Pierce County School District #10 Tacoma Series A, 5%
12/1/18 (FSA Insured)	4,000	4,294
Port of Seattle Rev.:
Series B:
5.5% 9/1/09 (FGIC Insured) (f)	3,800	3,889
5.6% 9/1/10 (FGIC Insured) (f)	4,005	4,101
Series D:
5.75% 11/1/13 (FGIC Insured) (f)	1,500	1,649
5.75% 11/1/14 (FGIC Insured) (f)	3,055	3,352
5.75% 11/1/16 (FGIC Insured) (f)	2,250	2,459
Seattle Wtr. Sys. Rev. Series B, 5.75% 7/1/23
(FGIC Insured)	3,175	3,423
Snohomish County Pub. Hosp. District #2 (Stevens Health Care
Proj.) 4.5% 12/1/11 (FGIC Insured)	1,155	1,204
Snohomish County School District #2, Everett 5.5% 12/1/16
(FSA Insured)	1,475	1,617
Snohomish County School District #4, Lake Stevens 5.125%
12/1/19 (FGIC Insured)	1,875	2,024
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use
Tax Rev. 5.75% 12/1/19 (MBIA Insured)	2,000	2,276

See accompanying notes which are an integral part of the financial statements.

47 Annual Report

Investments continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Washington – continued
Thurston & Pierce Counties Cmnty. Schools 5.25% 12/1/17
(FSA Insured)	$2,000	$2,160
Washington Gen. Oblig.:
Series 2001 C, 5.25% 1/1/16	7,070	7,585
Series C, 5.25% 1/1/26 (FSA Insured)	15,800	16,766
Series R 97A:
0% 7/1/17	7,015	4,146
0% 7/1/19 (MBIA Insured)	9,100	4,960
Washington Health Care Facilities Auth. Rev.
(Providence Health Systems Proj.) Series A, 5.5% 10/1/12
(MBIA Insured)	5,455	5,900
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #1 Rev.:
(Bonneville Pwr. Administration Proj.) Series B, 7% 7/1/08 .	1,000	1,083
Series A:
5.75% 7/1/10 (MBIA Insured)	5,000	5,156
7% 7/1/08	310	336
Series B, 5.125% 7/1/13	14,600	15,234
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev.:
Series A:
0% 7/1/11 (Escrowed to Maturity) (g)	1,350	1,089
5.125% 7/1/11 (FSA Insured)	10,420	10,872
5.4% 7/1/12	56,550	61,846
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev.:
Series A, 0% 7/1/12 (MBIA Insured)	4,000	3,049
0% 7/1/10 (MBIA Insured)	2,800	2,364
		255,788

West Virginia – 0.1%
West Virginia Wtr. Dev. Auth. Infrastructure Rev. Series A,
5.625% 10/1/26 (FSA Insured)	5,000	5,393
Wisconsin – 0.8%
Badger Tobacco Asset Securitization Corp. 6.125%
6/1/27	5,870	6,181
Douglas County Gen. Oblig. 5.5% 2/1/19 (FGIC Insured)	1,035	1,125
Evansville Cmnty. School District 5% 4/1/15 (FSA Insured)	2,200	2,384
Wisconsin Gen. Oblig. Series 1:
5.25% 5/1/12 (MBIA Insured) (b)	4,000	4,358
5.25% 5/1/13 (MBIA Insured) (b)	2,000	2,193

See accompanying notes which are an integral part of the financial statements.

Annual Report

48

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Wisconsin – continued
Wisconsin Health & Edl. Facilities Auth. Rev. (Wheaton
Franciscan Svcs., Inc. Proj.):
Series A:
5.5% 8/15/15	$1,480	$1,591
5.5% 8/15/16	1,545	1,657
5.75% 8/15/30	14,250	15,151
6.25% 8/15/22	4,300	4,716
		39,356

Wyoming – 0.1%
Gillette Spl. Purp. Wtr. & Swr. Utils. Sys. Rev. 7.7% 12/1/10
(Escrowed to Maturity) (g)	4,960	5,761
TOTAL MUNICIPAL BONDS
(Cost $4,475,925)		4,663,407

Money Market Funds 0.0%
	Shares
Fidelity Municipal Cash Central Fund, 3.53% (d)(e)
(Cost $139)	138,900	139

TOTAL INVESTMENT PORTFOLIO 99.7%
(Cost $4,476,064)		4,663,546

NET OTHER ASSETS – 0.3%		12,659
NET ASSETS 100%		$4,676,205

Legend

(a) Debt obligation initially issued in zero
coupon form which converts to coupon
form at a specified rate and date. The
rate shown is the rate at period end.

(b) Security or a portion of the security
purchased on a delayed delivery or
when-issued basis.

(c) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(d) Information in this report regarding
holdings by state and security types
does not reflect the holdings of the
Fidelity Municipal Cash Central Fund.

(e) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. The rate quoted is the
annualized seven-day yield of the fund
at period end. A complete unaudited
listing of the fund’s holdings as of its
most recent quarter end is available
upon request.

See accompanying notes which are an integral part of the financial statements.

49 Annual Report

Investments continued

(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals. (g) Security collateralized by an amount sufficient to pay interest and principal.

Affiliated Central Funds

Information regarding income received by the fund from the affiliated Central funds during the period is as follows:

Fund	Income received
(Amounts in thousands)
Fidelity Municipal Cash Central Fund	$59

Other Information

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:

General Obligations	33.0%
Electric Utilities	12.5%
Escrowed/Pre Refunded	11.1%
Water & Sewer	9.9%
Transportation	9.9%
Health Care	8.9%
Special Tax	7.7%
Others* (individually less than 5%)	7.0%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report 50

Financial Statements

Statement of Assets and Liabilities
Amounts in thousands (except per share amount)		December 31, 2005

Assets
Investment in securities, at value
See accompanying schedule:
Unaffiliated issuers (cost $4,475,925)	$4,663,407
Affiliated Central Funds (cost $139)	139
Total Investments (cost $4,476,064)		$4,663,546
Cash		15,915
Receivable for fund shares sold		1,585
Interest receivable		65,749
Prepaid expenses		23
Other affiliated receivables		1
Other receivables		65
Total assets		4,746,884

Liabilities
Payable for investments purchased
Regular delivery	$23,238
Delayed delivery	33,306
Payable for fund shares redeemed	6,677
Distributions payable	5,500
Accrued management fee	1,451
Other affiliated payables	378
Other payables and accrued expenses	129
Total liabilities		70,679

Net Assets		$4,676,205
Net Assets consist of:
Paid in capital		$4,477,694
Undistributed net investment income		2,276
Accumulated undistributed net realized gain (loss) on
investments		8,753
Net unrealized appreciation (depreciation) on
investments		187,482
Net Assets, for 364,639 shares outstanding		$4,676,205
Net Asset Value, offering price and redemption price per
share ($4,676,205 ÷ 364,639 shares)		$12.82

See accompanying notes which are an integral part of the financial statements.

51 Annual Report

Financial Statements continued

Statement of Operations
Amounts in thousands	Year ended December 31, 2005

Investment Income
Interest		$218,823
Income from affiliated Central Funds		59
Total income		218,882

Expenses
Management fee	$17,502
Transfer agent fees	3,626
Accounting fees and expenses	622
Independent trustees’ compensation	22
Custodian fees and expenses	72
Registration fees	95
Audit	84
Legal	18
Miscellaneous	109
Total expenses before reductions	22,150
Expense reductions	(851)	21,299

Net investment income		197,583
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		68,032
Change in net unrealized appreciation (depreciation) on
investment securities		(95,214)
Net gain (loss)		(27,182)
Net increase (decrease) in net assets resulting from
operations		$170,401

See accompanying notes which are an integral part of the financial statements.

Annual Report

52

Statement of Changes in Net Assets
		Year ended	Year ended
		December 31,	December 31,
Amounts in thousands		2005	2004
Increase (Decrease) in Net Assets
Operations
Net investment income		$197,583	$205,280
Net realized gain (loss)		68,032	59,068
Change in net unrealized appreciation (depreciation) .		(95,214)	(57,021)
Net increase (decrease) in net assets resulting
from operations		170,401	207,327
Distributions to shareholders from net investment income	.	(196,839)	(205,071)
Distributions to shareholders from net realized gain		(69,217)	(44,159)
Total distributions		(266,056)	(249,230)
Share transactions
Proceeds from sales of shares		594,138	596,717
Reinvestment of distributions		179,128	167,758
Cost of shares redeemed		(631,498)	(876,891)
Net increase (decrease) in net assets resulting from
share transactions		141,768	(112,416)
Redemption fees		29	39
Total increase (decrease) in net assets		46,142	(154,280)

Net Assets
Beginning of period		4,630,063	4,784,343
End of period (including undistributed net investment
income of $2,276 and undistributed net investment
income of $1,539, respectively)		$4,676,205	$4,630,063

Other Information
Shares
Sold		45,559	45,363
Issued in reinvestment of distributions		13,796	12,826
Redeemed		(48,528)	(67,381)
Net increase (decrease)		10,827	(9,192)

See accompanying notes which are an integral part of the financial statements.

53 Annual Report

Financial Highlights

Years ended December 31,	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period	$13.09	$13.18	$13.22	$12.68	$12.70
Income from Investment
Operations
Net investment incomeB	549	.571	.585	.603	.617D
Net realized and unrealized
gain (loss)	(.080)	.035	.162	.697	.011D
Total from investment operations	.469	.606	.747	1.300	.628
Distributions from net investment
income	(.547)	(.571)	(.585)	(.600)	(.613)
Distributions from net realized
gain	(.192)	(.125)	(.202)	(.160)	(.035)
Total distributions	(.739)	(.696)	(.787)	(.760)	(.648)
Redemption fees added to paid
in capitalB,E	—	—	—	—	—
Net asset value, end of period	$12.82	$13.09	$13.18	$13.22	$12.68
Total ReturnA	3.66%	4.73%	5.80%	10.48%	5.00%
Ratios to Average Net AssetsC
Expenses before reductions	47%	.47%	.48%	.48%	.47%
Expenses net of fee waivers,
if any	47%	.47%	.48%	.48%	.47%
Expenses net of all reductions	45%	.47%	.47%	.46%	.43%
Net investment income	4.22%	4.36%	4.42%	4.62%	4.80%D
Supplemental Data
Net assets, end of period
(in millions)	$4,676	$4,630	$4,784	$4,801	$4,527
Portfolio turnover rate	25%	20%	23%	23%	27%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Calculated based on average shares outstanding during the period.
C Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur.
Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrange ments. Expenses net of all reductions represent the net expenses paid by the fund.
D Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.
E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

54

Notes to Financial Statements

For the period ended December 31, 2005 (Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Municipal Income Fund (the fund) is a fund of Fidelity Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. On July 21, 2005, the Board of Trustees approved a change in the name of Spartan Municipal Income Fund to Fidelity Municipal Income Fund effective August 15, 2005. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust. The fund may invest in affiliated money market central funds (Money Market Central Funds), which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affili ates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require manage ment to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accor dance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open end mutual funds are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

55 Annual Report

Notes to Financial Statements continued
(Amounts in thousands except ratios)
1. Significant Accounting Policies continued
Income Tax Information and Distributions to Shareholders continued

Dividends are declared daily and paid monthly from net investment income. Distribu tions from realized gains, if any, are recorded on the ex dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to market discount and losses deferred due to futures transactions.

The fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The tax basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$196,952
Unrealized depreciation	(9,773)
Net unrealized appreciation (depreciation)	187,179
Undistributed long term capital gain	7,434

Cost for federal income tax purposes	$4,476,367

The tax character of distributions paid was as follows:

	December 31, 2005	December 31, 2004
Tax exempt Income	$196,839	$205,071
Ordinary Income	5,428	—
Long term Capital Gains	63,789	44,159
Total	$266,056	$249,230

Short Term Trading (Redemption) Fees. Shares held in the fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the fund and accounted for as an addition to paid in capital.

Annual Report

56

2. Operating Policies.

Delayed Delivery Transactions and When Issued Securities. The fund may purchase or sell securities on a delayed delivery or when issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when issued basis are identified as such in the fund’s Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underly ing securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, aggregated $1,208,244 and $1,147,438, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment manage ment related services for which the fund pays a monthly management fee. The manage ment fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the fund’s average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was ..37% of the fund’s average net assets.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the fund. Citibank has entered into a sub arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the fund’s transfer and shareholder servicing agent and accounting functions. The fund pays account fees and asset based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month. For the period, the transfer agent fees were equivalent to an annual rate of .08% of average net assets.

57 Annual Report

Notes to Financial Statements continued
(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates continued

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Money Market Central Funds do not pay a management fee.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund share holder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with the fund’s custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s custody and transfer agent expenses by $69 and $782, respectively.

7. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the perfor mance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum expo sure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Annual Report

58

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Municipal Trust and the Shareholders of Fidelity Municipal Income Fund (formerly Spartan Municipal Income Fund):

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Municipal Income Fund (formerly Spartan Municipal Income Fund) (a fund of Fidelity Municipal Trust) at December 31, 2005 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Municipal Income Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspon dence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP PricewaterhouseCoopers LLP Boston, Massachusetts February 9, 2006

59 Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund’s activities, review contractual arrangements with companies that provide services to the fund, and review the fund’s performance. Except for William O. McCoy and Albert R. Gamper, Jr., each of the Trustees oversees 326 funds advised by FMR or an affiliate. Mr. McCoy oversees 328 funds advised by FMR or an affiliate. Mr. Gamper oversees 235 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instru ment signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Edward C. Johnson 3d (75)

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc.

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60

Name, Age; Principal Occupation Stephen P. Jonas (52)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of Municipal Income (2005 present). He also serves as Senior Vice President of other Fidelity funds (2005 present). Mr. Jonas is Executive Director of FMR (2005 present). Previously, Mr. Jonas served as President of Fidelity Enterprise Opera tions and Risk Services (2004 2005), Chief Administrative Officer (2002 2004), and Chief Financial Officer of FMR Co. (1998 2000). Mr. Jonas has been with Fidelity Investments since 1987 and has held various financial and management positions including Chief Financial Officer of FMR. In addition, he serves on the Boards of Boston Ballet (2003 present) and Simmons College (2003 present).

Robert L. Reynolds (53)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003 present) and Chief Operating Officer (2002 present) of FMR Corp. He also serves on the Board at Fidelity Investments Canada, Ltd. (2000 present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996 2000).

* Trustees have been determined to be “Interested Trustees” by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

61 Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205 5235.

Name, Age; Principal Occupation Dennis J. Dirks (57)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999 2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999 2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999 2003). In addi tion, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001 2003) and Chief Executive Officer and Board member of the Mortgage Backed Securities Clearing Corporation (2001 2003). Mr. Dirks also serves as a Trustee of Manhattan College (2005 present).

Albert R. Gamper, Jr. (63)

Year of Election or Appointment: 2006

Mr. Gamper also serves as a Trustee (2006 present) or Member of the Advisory Board (2005 present) of other investment companies advised by FMR. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987 1989; 1999 2001; 2002 2004), Chief Executive Officer (1987 2004), and President (1989 2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001 present), Chairman of the Board of Governors, Rutgers University (2004 present), and Chairman of the Board of Saint Barnabas Health Care System.

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62

Name, Age; Principal Occupation Robert M. Gates (62)

Year of Election or Appointment: 1997

Dr. Gates is Chairman of the Independent Trustees (2006 present). Dr. Gates is President of Texas A&M University (2002 present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001 present), and Brinker International (restaurant management, 2003 present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999 2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (69)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (commu nication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineer ing and information technology support for the government), and HRL Laboratories (private research and development, 2004 present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000 present). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992 2002), Compaq (1994 2002), Automatic Data Processing, Inc. (ADP) (technology based business outsourcing, 1995 2002), INET Technol ogies Inc. (telecommunications network surveillance, 2001 2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid display.

63 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Marie L. Knowles (59)

Year of Election or Appointment: 2001

Prior to Ms. Knowles’ retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996 2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002 present). Ms. Knowles is a Trustee of the Brookings Institu tion and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (61)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corpora tion (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004 present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005 present), as well as a member of the Council on Foreign Relations.

William O. McCoy (72)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chair man of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Frank lin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999 2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16 school system).

Annual Report

64

Name, Age; Principal Occupation Cornelia M. Small (61)

Year of Election or Appointment: 2005

Ms. Small is a member (2000 present) and Chairperson (2002 present) of the Investment Committee, and a member (2002 present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999 2000), Director of Global Equity Investments (1996 1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990 1997) and Scudder Kemper Investments (1997 1998). In addition, Ms. Small served as Co Chair (2000 2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (66)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board (2000 present) and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993 2000; 2002 2003), CEO (1995 2000; 2002 2004), and Chair man of the Executive Committee (2000 2004). Currently, he is a Direc tor of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corpo ration, Maersk Inc. (industrial conglomerate, 2002 present), and Metal mark Capital (private equity investment firm, 2005 present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (66)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993 2001). He cur rently serves as a member of the boards of Adelphia Communications Corporation (2003 present), Bausch & Lomb, Inc., and Revlon Inc. (2004 present).

65 Annual Report

Trustees and Officers - continued

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Municipal Trust. Vice Chair man and a Director of FMR, and Vice Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990 2003). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Walter C. Donovan (43)

Year of Election or Appointment: 2005

Vice President of Municipal Income. Mr. Donovan also serves as Vice President of Fidelity’s High Income Funds (2005 present), Fidelity’s Fixed Income Funds (2005 present), certain Asset Allocation Funds (2005 present), and certain Balanced Funds (2005 present). Mr. Donovan also serves as Executive Vice President of FMR (2005 present) and FMRC (2005 present). Previously, Mr. Donovan served as Vice President and Director of Fidelity’s International Equity Trading group (1998 2005).

David L. Murphy (57)

Year of Election or Appointment: 2005

Vice President of Municipal Income. Mr. Murphy also serves as Vice President of Fidelity’s Money Market Funds (2002 present), certain Asset Allocation Funds (2003 present), Fidelity’s Investment Grade Bond Funds (2005 present), and Fidelity’s Balanced Funds (2005 present). He serves as Senior Vice President (2000 present) and Head (2004 present) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of FIMM (2003 present) and a Vice President of FMR (2000 present). Previously, Mr. Murphy served as Money Market Group Leader (2002 2004), Bond Group Leader (2000 2002), and Vice President of Fidelity’s Taxable Bond Funds (2000 2002) and Fidelity’s Municipal Bond Funds (2001 2002). Mr. Murphy joined Fidelity Invest ments in 1989 as a portfolio manager in the Bond Group.

Annual Report

66

Name, Age; Principal Occupation Thomas J. Silvia (44)

Year of Election or Appointment: 2005

Vice President of Municipal Income. Mr. Silvia also serves as Vice Presi dent of Fidelity’s Bond Funds (2005 present), certain Balanced Funds (2005 present), certain Asset Allocation Funds (2005 present), and Senior Vice President and Bond Group Leader of the Fidelity Investments Fixed Income Division (2005 present). Previously, Mr. Silvia served as Director of Fidelity’s Taxable Bond portfolio managers (2002 2004) and a portfolio manager in the Bond Group (1997 2004).

Christine J. Thompson (47)

Year of Election or Appointment: 2002

Vice President of Municipal Income. Ms. Thompson also serves as Vice President of other funds advised by FMR. Prior to assuming her current responsibilities, Ms. Thompson worked as an analyst and manager.

Eric D. Roiter (57)

Year of Election or Appointment: 1998

Secretary of Municipal Income. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001 present) and FMR; Assistant Secretary of Fidelity Man agement & Research (U.K.) Inc. (2001 present), Fidelity Management & Research (Far East) Inc. (2001 present), and Fidelity Investments Money Management, Inc. (2001 present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003 present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998 2005).

Stuart Fross (46)

Year of Election or Appointment: 2003

Assistant Secretary of Municipal Income. Mr. Fross also serves as Assis tant Secretary of other Fidelity funds (2003 present), Vice President and Secretary of FDC (2005 present), and is an employee of FMR.

Christine Reynolds (47)

Year of Election or Appointment: 2004

President, Treasurer, and Anti Money Laundering (AML) officer of Municipal Income. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Invest ments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980 2002), where she was most recently an audit partner with PwC’s investment management practice.

67 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Paul M. Murphy (58)

Year of Election or Appointment: 2005

Chief Financial Officer of Municipal Income. Mr. Murphy also serves as Chief Financial Officer of other Fidelity funds (2005 present). He also serves as Senior Vice President of Fidelity Pricing and Cash Manage ment Services Group (FPCMS).

Kenneth A. Rathgeber (58)

Year of Election or Appointment: 2004

Chief Compliance Officer of Municipal Income. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998 2002).

John R. Hebble (47)

Year of Election or Appointment: 2003

Deputy Treasurer of Municipal Income. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002 2003) and Assistant Treasurer of the Scudder Funds (1998 2003).

Bryan A. Mehrmann (44)

Year of Election or Appointment: 2005

Deputy Treasurer of Municipal Income. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998 2004).

Kimberley H. Monasterio (42)

Year of Election or Appointment: 2004

Deputy Treasurer of Municipal Income. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000 2004) and Chief Financial Officer (2002 2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000 2004).

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68

Name, Age; Principal Occupation Kenneth B. Robins (36)

Year of Election or Appointment: 2005

Deputy Treasurer of Municipal Income. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2004 present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG’s department of professional practice (2002 2004) and a Senior Manager (1999 2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000 2002).

Robert G. Byrnes (39)

Year of Election or Appointment: 2005

Assistant Treasurer of Municipal Income. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003 2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000 2003).

John H. Costello (59)

Year of Election or Appointment: 1986

Assistant Treasurer of Municipal Income. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Peter L. Lydecker (51)

Year of Election or Appointment: 2004

Assistant Treasurer of Municipal Income. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Mark Osterheld (50)

Year of Election or Appointment: 2002

Assistant Treasurer of Municipal Income. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Gary W. Ryan (47)

Year of Election or Appointment: 2005

Assistant Treasurer of Municipal Income. Mr. Ryan also serves as Assis tant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999 2005).

69 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Salvatore Schiavone (40)

Year of Election or Appointment: 2005

Assistant Treasurer of Municipal Income. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003 2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996 2003).

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70

Distributions

The Board of Trustees of Fidelity Municipal Income Fund voted to pay on February 6, 2006, to shareholders of record at the opening of business on February 3, 2006, a distribution of $.02 per share derived from capital gains realized from sales of portfolio securities.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2005, $57,911,374, or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2005, 100% of the fund’s income dividends was free from federal income tax, and 6.65% of the fund’s income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2006 of amounts for use in preparing 2005 income tax returns.

71 Annual Report

Proxy Voting Results

A special meeting of the fund’s shareholders was held on January 18, 2006. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of	% of
	Votes	Votes

Dennis J. Dirks
Affirmative	4,012,578,790.76	95.238
Withheld	200,653,306.55	4.762
TOTAL	4,213,232,097.31	100.000
Albert R. Gamper, Jr.
Affirmative	4,015,643,707.84	95.310
Withheld	197,588,389.47	4.690
TOTAL	4,213,232,097.31	100.000
Robert M. Gates
Affirmative	4,004,345,809.00	95.042
Withheld	208,886,288.31	4.958
TOTAL	4,213,232,097.31	100.000
George H. Heilmeier
Affirmative	4,008,127,523.93	95.132
Withheld	205,104,573.38	4.868
TOTAL	4,213,232,097.31	100.000
Abigail P. Johnson
Affirmative	3,993,175,527.66	94.777
Withheld	220,056,569.65	5.223
TOTAL	4,213,232,097.31	100.000
Edward C. Johnson 3d
Affirmative	3,987,333,615.26	94.638
Withheld	225,898,482.05	5.362
TOTAL	4,213,232,097.31	100.000
Stephen P. Jonas
Affirmative	4,010,007,680.52	95.177
Withheld	203,224,416.79	4.823
TOTAL	4,213,232,097.31	100.000

	# of	% of
	Votes	Votes

Marie L. Knowles
Affirmative	4,010,231,303.96	95.182
Withheld	203,000,793.35	4.818
TOTAL	4,213,232,097.31	100.000

Ned C. Lautenbach
Affirmative	4,009,136,177.44	95.156
Withheld	204,095,919.87	4.844
TOTAL	4,213,232,097.31	100.000

William O. McCoy
Affirmative	4,001,996,735.35	94.986
Withheld	211,235,361.96	5.014
TOTAL	4,213,232,097.31	100.000

Robert L. Reynolds
Affirmative	4,010,560,206.65	95.190
Withheld	202,671,890.66	4.810
TOTAL	4,213,232,097.31	100.000

Cornelia M. Small
Affirmative	4,011,161,760.21	95.204
Withheld	202,070,337.10	4.796
TOTAL	4,213,232,097.31	100.000

William S. Stavropoulos
Affirmative	4,001,217,912.57	94.968
Withheld	212,014,184.74	5.032
TOTAL	4,213,232,097.31	100.000

Kenneth L. Wolfe
Affirmative	4,011,439,868.05	95.211
Withheld	201,792,229.26	4.789
TOTAL	4,213,232,097.31	100.000

A Denotes trust-wide proposal and voting results.

Annual Report 72

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll free number to access account balances, positions, quotes and trading. It’s easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

By PC

Fidelity’s web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

* When you call the quotes line, please remember that a fund’s yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guar anteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

73 Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona
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Michigan
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Missouri
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Annual Report 74

Nevada
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New Jersey
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396 Route 17, North
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3518 Route 1 North
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New York
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North Carolina
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Ohio
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Houston, TX
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19740 IH 45 North
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Utah
215 South State Street
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Virginia
1861 International Drive
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411 108th Avenue, N.E.
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1518 6th Avenue
Seattle, WA

Washington, DC
1900 K Street, N.W.
Washington, DC

Wisconsin
595 North Barker Road
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Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

75 Annual Report

75

To Write Fidelity

We’ll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(such as changing name, address, bank, etc.) Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0002

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report 76

77 Annual Report

Annual Report

78

79 Annual Report

Investment Adviser
Fidelity Management & Research
Company
Boston, MA
Investment Sub Adviser
Fidelity Investments Money
Management, Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors
(U.K.) Limited
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Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agents
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New York NY
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Custodian
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The Fidelity Telephone Connection
Mutual Fund 24-Hour Service
Exchanges/Redemptions
and Account Assistance	1-800-544-6666
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(9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
Telephone(FAST® ) (automated phone logo)	1-800-544-5555
(automated phone logo) Automated line for quickest service

HIY UANN-0206 1.787741.102

Fidelity® Ohio Municipal Income Fund (formerly Spartan® Ohio Municipal Income Fund) and Fidelity Ohio Municipal Money Market Fund

Annual Report December 31, 2005

Contents

Chairman’s Message	4	Ned Johnson’s message to shareholders
Performance	5	How the fund has done over time.
Management’s	6	The manager’s review of fund performance,
Discussion		strategy and outlook.
Shareholder Expense	7	An example of shareholder expenses.
Example
Fidelity Ohio Municipal Income Fund
Investment Changes	9	A summary of major shifts in the fund’s
		investments over the past six months.
Investments	10	A complete list of the fund’s investments with
		their market values.
Financial Statements	18	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Fidelity Ohio Municipal Money Market Fund
Investment Changes/	22	A summary of major shifts in the fund’s
Performance		investments over the past six months and one
		year and performance information.
Investments	23	A complete list of the fund’s investments.
Financial Statements	33	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	37	Notes to the Financial Statements
Report of	43
Independent
Registered Public
Accounting Firm
Trustees and Officers	44
Distributions	56
Proxy Voting Results	57

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended
June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commis sion’s (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies, Inc.
and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Annual Report 2

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference
Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference
Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.fidelity.com/holdings.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the funds nor Fidelity Distributors Corporation is a bank.

3 Annual Report

Chairman’s Message

(photograph of Edward C. Johnson)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind every one where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission’s forward pricing rules or were involved in so called “market timing” activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that some one could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner and in every other. But I underscore again that Fidelity has no so called “agreements” that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee which is returned to the fund and, therefore, to investors to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors’ holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report 4

Fidelity Ohio Municipal Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund’s dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of per formance each year. The $10,000 table and the fund’s returns do not reflect the deduc tion of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns
Periods ended December 31, 2005	Past 1	Past 5	Past 10
	year	years	years
Fidelity® OH Municipal Income Fund	2.90%	5.47%	5.44%

$10,000 Over 10 Years

Let’s say hypothetically that $10,000 was invested in Fidelity® Ohio Municipal Income Fund on December 31, 1995. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® Municipal Bond Index performed over the same period.

5 Annual Report

5

Fidelity Ohio Municipal Income Fund

Management’s Discussion of Fund Performance

Comments from Douglas McGinley, Portfolio Manager of Fidelity® Ohio Municipal Income Fund

For the third consecutive year, the municipal bond market outperformed taxable bonds. The Lehman Brothers® Municipal Bond Index rose 3.51% for the year ending December 31, 2005. The taxable bond market, as measured by the Lehman Brothers Aggregate Bond Index, advanced 2.43% . Muni bonds were attractively valued relative to Treasuries, partic ularly as tax free bond yields drew closer to those of high quality government bonds. Subsequently, the tax advantage of munis was compelling to such atypical investors in the asset class as hedge funds, corporations and taxable bond investors. The strong demand helped offset heavy issuance, particularly at the longer term end of the spectrum. The Federal Reserve Board raised short term interest rates eight times during the year, but long term rates remained persistently low, making the cost of borrowing more affordable for muni issuers. Still, absolute returns finished well below their historical averages. In addition to the rate hikes, surging energy prices pushed inflation higher, a condition further exacerbated by the damage to energy production facilities caused by Hurricane Katrina.

For the 12 months ending December 31, 2005, the fund returned 2.90% . During the same period, the LipperSM Ohio Municipal Debt Funds Average gained 2.47% and the Lehman Brothers Ohio 4 Plus Year Enhanced Municipal Bond Index rose 3.52% . Against a backdrop of rising short term interest rates, Ohio’s municipal bond market performed in line with the national muni market, helped by robust demand for tax free investments plus higher revenues and improved credit profiles for many Ohio issuers. I believe the fund outpaced its Lipper peer group average because it likely had a larger stake than many of its competitors in bonds that were prerefunded during the period, a process that boosts the bonds’ prices. My decision to maintain a slight overweighting relative to the index in lower quality investment grade bonds also helped because they consistently outpaced higher quality securities throughout the year. However, I suspect the fund had less invested than many of its competitors in below investment grade securities, which may have hurt relative perfor mance given that those securities were some of the market’s best performers. Another detractor from the fund’s performance relative to the Lehman Brothers index and also, I suspect, the Lipper average was my focus on intermediate maturity securities in a year when longer term securities performed better.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

6 6

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2005 to December 31, 2005).

Actual Expenses

The first line of the table below for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below for each fund provides information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

7 Annual Report

Shareholder Expense Example continued

			Expenses Paid
			During Period*
	Beginning	Ending	July 1, 2005
	Account Value	Account Value	to December 31,
	July 1, 2005	December 31, 2005	2005
Fidelity Ohio Municipal Income
Fund
Actual	$1,000.00	$1,002.00	$2.47
HypotheticalA	$1,000.00	$1,022.74	$2.50
Fidelity Ohio Municipal Money
Market Fund
Actual	$1,000.00	$1,011.10	$2.69
HypotheticalA	$1,000.00	$1,022.53	$2.70

A 5% return per year before expenses

* Expenses are equal to each Fund’s annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period).

Annualized
Expense Ratio
Fidelity Ohio Municipal Income Fund	49%
Fidelity Ohio Municipal Money Market Fund	53%

Annual Report

8

Fidelity Ohio Municipal Income Fund
Investment Changes

Top Five Sectors as of December 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
General Obligations	42.3	40.6
Water & Sewer	13.0	10.8
Education	11.8	12.7
Escrowed/Pre Refunded	10.0	10.6
Health Care	7.4	7.2
Average Years to Maturity as of December 31, 2005
		6 months ago
Years	13.2	13.1

Average years to maturity is based on the average time remaining to the stated maturity date of each bond, weighted by the market value of each bond.

Duration as of December 31, 2005
6 months ago
Years	6.6	6.7

Duration shows how much a bond fund’s price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund’s performance and share price. Accordingly, a bond fund’s actual performance may differ from this example.

We have used ratings from Moody’s® Investors Services, Inc. Where Moody’s ratings are not available, we have used S&P® ratings.

* Short Term Investments and Net Other Assets are not included in the pie chart.

9 Annual Report

Fidelity Ohio Municipal Income Fund
Investments December 31, 2005
Showing Percentage of Net Assets

Municipal Bonds 99.4%
	Principal	Value
	Amount	(Note 1)
Guam 0.1%
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. 5.875%
7/1/35	$400,000	$419,632
Ohio – 96.3%
Adams County Valley Local School District (Adams & Highland
County Proj.) 5.25% 12/1/21 (MBIA Insured)	2,000,000	2,044,060
Akron City Nontax Rev. Econ. Dev. Series 1997, 6% 12/1/12
(MBIA Insured)	1,250,000	1,426,188
Akron Ctfs. of Prtn. 5% 12/1/15	1,475,000	1,594,431
Akron Gen. Oblig. 5.5% 12/1/21 (Pre-Refunded to 12/1/10
@ 101) (c)	2,000,000	2,198,520
Akron Wtrwks. Rev. 5.25% 12/1/19 (MBIA Insured)	1,630,000	1,765,111
Avon Lake City School District 5% 12/1/14
(MBIA Insured)	1,205,000	1,315,245
Brookville Local School District 5.25% 12/1/20
(FSA Insured)	1,875,000	2,036,419
Buckeye Valley Local School District Delaware County Series A,
6.85% 12/1/15 (MBIA Insured)	2,500,000	2,925,725
Butler County Gen. Oblig. 5.25% 12/1/16 (MBIA Insured)	1,820,000	1,987,003
Butler County Sales Tax (Govt. Svcs. Ctr. Proj.) Series A, 5%
12/15/16 (AMBAC Insured)	2,455,000	2,637,799
Butler County Trans. Impt. District Series 1997 A, 6% 4/1/10
(FSA Insured)	2,325,000	2,495,655
Canal Winchester Local School District 5% 12/1/18 (MBIA
Insured)	2,035,000	2,193,099
Chagrin Falls Exempted Village School District 5.25% 12/1/19
(MBIA Insured)	1,915,000	2,082,314
Cincinnati City School District:
5.25% 6/1/16 (FSA Insured)	1,500,000	1,632,870
5.25% 12/1/17 (FSA Insured)	2,000,000	2,169,340
Cincinnati Gen. Oblig. 5.375% 12/1/20	2,000,000	2,163,880
Cincinnati Student Ln. Fdg. Corp. Student Ln. Rev.
Series A, 7.25% 2/1/08 (b)	4,000,000	4,012,880
Cincinnati Wtr. Sys. Rev. Series 2001, 5.5% 12/1/17	2,000,000	2,175,860
Cleveland Arpt. Sys. Rev. Series A, 5.5% 1/1/08
(FSA Insured) (b)	1,500,000	1,554,510
Cleveland Gen. Oblig. 5.25% 12/1/17 (Pre-Refunded to
12/1/10 @ 101) (c)	1,355,000	1,474,335
Cleveland Muni. School District:
5.25% 12/1/17 (FSA Insured)	2,215,000	2,414,217
5.25% 12/1/19 (FSA Insured)	1,045,000	1,140,544

See accompanying notes which are an integral part of the financial statements.

Annual Report 10

Municipal Bonds continued
	Principal	Value
	Amount	(Note 1)
Ohio – continued
Cleveland Pub. Pwr. Sys. Rev. (First Mtg. Prog.) Series A:
0% 11/15/10 (MBIA Insured)	$2,685,000	$2,223,234
0% 11/15/11 (MBIA Insured)	2,685,000	2,125,124
Cleveland State Univ. Gen. Receipts Series 2003 A, 5%
6/1/18 (FGIC Insured)	2,490,000	2,633,424
Cleveland Wtrwks. Rev.:
(First Mtg. Prog.):
Series G, 5.5% 1/1/13 (MBIA Insured)	2,450,000	2,656,143
Series H, 5.75% 1/1/16 (MBIA Insured)	45,000	46,003
Series I:
5% 1/1/28 (FSA Insured)	25,000	25,709
5% 1/1/28 (Pre-Refunded to 1/1/08 @ 101) (c)	25,000	26,056
Columbus City School District 5.25% 12/1/25
(FSA Insured)	3,780,000	4,066,373
Cuyahoga County Gen. Oblig.:
Series A:
0% 10/1/09 (MBIA Insured)	4,200,000	3,661,980
0% 10/1/11 (MBIA Insured)	2,400,000	1,920,672
0% 10/1/12 (MBIA Insured)	1,505,000	1,152,454
5% 12/1/19	3,000,000	3,270,570
5.75% 12/1/12 (Pre-Refunded to 12/1/10 @ 100) (c)	1,950,000	2,144,279
5.75% 12/1/13 (Pre-Refunded to 12/1/10 @ 100) (c)	2,210,000	2,430,182
5.75% 12/1/14 (Pre-Refunded to 12/1/10 @ 100) (c)	1,460,000	1,605,460
Erie County Gen. Oblig. 5.5% 12/1/18 (FSA Insured)	1,265,000	1,400,229
Fairborn City School District (School Impt. Proj.) 5.75%
12/1/26 (FSA Insured)	2,200,000	2,418,922
Fairfield City School District 7.45% 12/1/14
(FGIC Insured)	1,000,000	1,223,940
Fairless Local School District 5% 12/1/32
(FSA Insured)	3,300,000	3,446,916
Fairview Park City School District Gen. Oblig. 5% 12/1/33
(MBIA Insured)	4,350,000	4,532,048
Fairview Park Gen. Oblig. 5% 12/1/30 (MBIA Insured)	3,750,000	3,931,988
Franklin County Convention Facilities Auth. Tax & Lease Rev.
5.25% 12/1/19 (AMBAC Insured)	4,000,000	4,306,440
Franklin County Hosp. Rev.:
(Holy Cross Health Sys. Corp. Proj.) 5.875% 6/1/21	1,000,000	1,030,300
5.5% 5/1/13 (AMBAC Insured)	1,130,000	1,248,797
Franklin County Rev. (OCLC Online Computer Library Ctr., Inc.
Proj.) 5% 4/15/12	2,505,000	2,629,924

See accompanying notes which are an integral part of the financial statements.

11 Annual Report

Fidelity Ohio Municipal Income Fund
Investments continued

Municipal Bonds continued
	Principal	Value
	Amount	(Note 1)
Ohio – continued
Gallia County Hosp. Facilities Rev. (Holzer Med. Ctr. Proj.)
5.125% 10/1/13 (AMBAC Insured)	$3,000,000	$3,148,560
Greene County Swr. Sys. Rev. 0% 12/1/09 (AMBAC Insured) .	775,000	671,352
Hamilton County Convention Facilities Auth. Rev.:
5% 12/1/17 (FGIC Insured)	1,985,000	2,126,908
5% 12/1/18 (FGIC Insured)	1,075,000	1,147,896
5% 12/1/19 (FGIC Insured)	2,190,000	2,336,883
5% 12/1/19 (FGIC Insured)	1,130,000	1,205,789
Hamilton County Hosp. Facilities Rev. (Childrens Hosp. Med.
Ctr. Proj.) Series J:
5.25% 5/15/15 (FGIC Insured)	1,835,000	2,000,645
5.25% 5/15/17 (FGIC Insured)	2,585,000	2,797,306
5.25% 5/15/18 (FGIC Insured)	2,720,000	2,931,398
Hamilton County Sales Tax Series B, 5.25% 12/1/32
(AMBAC Insured)	4,750,000	5,012,485
Hamilton Wtrwks. Rev. 5% 10/15/16 (MBIA Insured)	1,000,000	1,070,130
Hilliard Gen. Oblig. 5% 12/1/18 (MBIA Insured)	1,000,000	1,069,260
Hilliard School District 0% 12/1/11 (FGIC Insured)	3,720,000	2,956,135
Huber Heights Wtr. Sys. Rev. 5% 12/1/30 (MBIA Insured)	2,285,000	2,401,535
Kent City School District Series 2004, 5% 12/1/20 (FGIC
Insured)	1,400,000	1,488,858
Kings Local School District:
5% 12/1/19 (MBIA Insured)	1,365,000	1,461,833
6.1% 12/1/25 (Pre-Refunded to 12/1/10 @ 101) (c)	6,800,000	7,657,548
Lakewood City School District 5.25% 12/1/15
(FSA Insured)	1,000,000	1,103,080
Lakewood Hosp. Impt. Rev. (Lakewood Hosp. Assoc. Proj.):
5.5% 2/15/10	1,000,000	1,056,300
5.5% 2/15/11	1,875,000	1,996,631
5.5% 2/15/12	1,000,000	1,073,840
Licking Heights Local School District:
(Facilities Construction & Impt. Proj.) Series A, 5% 12/1/32
(MBIA Insured)	2,640,000	2,756,688
5.25% 12/1/23 (FGIC Insured)	2,660,000	2,875,540
Lorain County 5.5% 12/1/22 (FGIC Insured)	2,985,000	3,260,247
Lucas County Hosp. Rev. (Promedia Health Care Oblig. Group
Proj.):
5.375% 11/15/23 (AMBAC Insured)	5,000,000	5,312,200
5.625% 11/15/12 (AMBAC Insured)	2,000,000	2,168,900
5.625% 11/15/13 (AMBAC Insured)	1,200,000	1,294,560

See accompanying notes which are an integral part of the financial statements.

Annual Report

12

Municipal Bonds continued
	Principal	Value
	Amount	(Note 1)
Ohio – continued
Marion County Hosp. Impt. Rev. (Cmnty. Hosp. Proj.) 6.1%
5/15/06	$1,000,000	$1,009,820
Marysville Exempted Village School District 5% 12/1/29
(FSA Insured)	4,000,000	4,217,160
Medina City School District 5.25% 12/1/28
(Pre-Refunded to 12/1/09 @ 100) (c)	6,175,000	6,593,974
Middletown City School District:
5% 12/1/17 (FGIC Insured)	1,175,000	1,247,380
5% 12/1/19 (FGIC Insured)	1,110,000	1,180,685
Milford Exempt Villlage School District 5.125% 12/1/30
(FSA Insured)	5,335,000	5,559,337
Montgomery County Gen. Oblig. 5.5% 12/1/25	2,235,000	2,416,862
Montgomery County Rev. (Catholic Health Initiatives Proj.)
Series A:
6% 12/1/19	1,470,000	1,632,670
6% 12/1/19 (Escrowed to Maturity) (c)	1,530,000	1,692,104
6% 12/1/26 (Escrowed to Maturity) (c)	3,000,000	3,298,500
Montgomery County Wtr. Sys. Rev. Series 2002, 5.375%
11/15/16 (AMBAC Insured)	2,200,000	2,394,964
Ohio Air Quality Dev. Auth. Rev.:
(Ohio Edison Co. Proj.) Series A, 3.25%, tender 2/1/08
(AMBAC Insured) (a)	2,000,000	1,984,140
Series 2002 A, 3.5%, tender 1/1/06 (a)	3,000,000	3,000,000
Ohio Bldg. Auth.:
(Administration Bldg. Fund Prog.) Series A:
4.75% 10/1/17	1,000,000	1,027,500
5% 4/1/11 (FSA Insured)	1,425,000	1,527,130
(Adult Correctional Bldg. Fund Prog.) Series 2001 A, 5.5%
10/1/12 (FSA Insured)	1,000,000	1,093,320
(Juvenile Correctional Bldg. Fund Prog.):
Series A, 5.5% 4/1/12	2,960,000	3,221,753
5% 4/1/17 (MBIA Insured)	2,485,000	2,634,895
(Sports Facilities Bldg. Fund Prog.) Series 1999 A, 5.25%
10/1/12	2,940,000	3,127,954
Ohio Gen. Oblig.:
(College Savings Prog.):
0% 8/1/09	2,290,000	2,003,979
0% 8/1/10	2,000,000	1,676,220
0% 8/1/14	1,375,000	958,018
(Higher Ed. Cap. Facilities Proj.) Series A, 5.375%
8/1/16	5,980,000	6,506,539

See accompanying notes which are an integral part of the financial statements.

13 Annual Report

Fidelity Ohio Municipal Income Fund
Investments continued

Municipal Bonds continued
	Principal	Value
	Amount	(Note 1)
Ohio – continued
Ohio Gen. Oblig.: – continued
(Mental Health Cap. Facilities Proj.):
Series IIA, 5.25% 6/1/17	$2,670,000	$2,872,466
Series IIB, 5.5% 6/1/15	2,265,000	2,450,322
Series 2001 IIA, 5.5% 12/1/13	2,020,000	2,197,740
Series 2002 B, 5.25% 11/1/20	2,520,000	2,739,215
Series A, 5.5% 9/15/16	11,060,000	12,152,388
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. 2002 Proj.):
Series B:
5.5% 10/1/21	2,000,000	2,199,100
6.5% 10/1/20	2,335,000	2,868,758
Series C, 5.125% 10/1/17	2,985,000	3,094,072
6.125% 10/1/15	2,000,000	2,341,640
6.25% 10/1/16	2,500,000	2,986,975
(Denison Univ. Proj.) 5.5% 11/1/14	1,000,000	1,094,380
(Univ. of Dayton Proj.):
5% 12/1/17 (AMBAC Insured)	2,170,000	2,332,837
5.5% 12/1/20 (AMBAC Insured)	1,300,000	1,411,254
Ohio Hsg. Fin. Agcy. Mtg. Rev. (Residential Proj.):
Series B2, 5.375% 9/1/19 (b)	255,000	255,497
Series C, 4.9% 9/1/26 (b)	160,000	160,874
Ohio Muni. Elec. Gen. Agcy. (Belleville Hydroelectric Proj.)
5% 2/15/17 (AMBAC Insured)	1,215,000	1,299,272
Ohio Poll. Cont. Rev. (Standard Oil Co. Proj.) 6.75% 12/1/15 .	3,100,000	3,791,455
Ohio Pub. Facilities Commission Rev. (Mental Health Cap.
Facilities Proj.) Series 2000 IIA, 5.375% 6/1/14	2,200,000	2,354,000
Ohio Solid Waste Rev. (Waste Mgmt., Inc. Proj.) 4.85%,
tender 11/1/07 (a)(b)	3,000,000	3,044,220
Ohio State Univ. Gen. Receipts:
Series 2002 A, 5.125% 12/1/31	5,000,000	5,302,250
Series B, 5.25% 6/1/16	5,000,000	5,430,350
Ohio Tpk. Commission Tpk. Rev. 5.5% 2/15/26	3,700,000	3,971,765
Ohio Univ. Gen. Receipts Athens 5% 12/1/18 (MBIA Insured)	1,980,000	2,106,997
Ohio Wtr. Dev. Auth. Rev.:
(Drinking Wtr. Fund Prog.):
Series 2002, 5.5% 12/1/21 (Pre-Refunded to
12/1/12 @ 100) (c)	4,040,000	4,495,025
Series 2005:
5.25% 6/1/18	2,610,000	2,929,229
5.25% 12/1/18	2,610,000	2,939,095

See accompanying notes which are an integral part of the financial statements.

Annual Report

14

Municipal Bonds continued
	Principal	Value
	Amount	(Note 1)
Ohio – continued
Ohio Wtr. Dev. Auth. Rev.: continued
(Fresh Wtr. Impt. Proj.):
Series B, 5.5% 6/1/16 (FSA Insured)	$1,560,000	$1,766,045
5% 12/1/34	5,250,000	5,469,135
5.25% 12/1/15	2,200,000	2,432,012
5.5% 6/1/17	3,960,000	4,519,073
(Pure Wtr. Proj.):
Series I, 6% 12/1/16 (Escrowed to Maturity) (c)	1,685,000	1,912,795
5.5% 12/1/18 (AMBAC Insured)	240,000	240,310
5% 12/1/17	3,765,000	4,045,304
5.25% 6/1/13 (MBIA Insured)	1,295,000	1,423,063
5.25% 12/1/13 (MBIA Insured)	1,305,000	1,437,810
5.25% 6/1/14 (MBIA Insured)	1,250,000	1,379,325
5.25% 12/1/14 (MBIA Insured)	1,260,000	1,393,888
5.25% 12/1/15 (MBIA Insured)	1,180,000	1,308,785
5.25% 6/1/17 (MBIA Insured)	1,160,000	1,292,832
Ohio Wtr. Dev. Auth. Solid Waste Disp. Rev. (North Star BHP
Steel/Cargill Proj.) 6.3% 9/1/20 (b)	6,350,000	6,511,290
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev.:
(Ohio Edison Co. Proj.) Series A, 3.35%, tender 6/1/06 (a)	3,000,000	2,988,480
5% 6/1/18	2,000,000	2,141,500
5.25% 12/1/19	1,975,000	2,231,770
Olentangy Local School District (School Facilities Construction
& Impt. Proj.) Series A:
5.25% 12/1/17	1,335,000	1,455,791
5.5% 12/1/15 (FGIC Insured)	1,055,000	1,187,698
Otsego Local School District Wood, Henry & Lucas Counties
5.375% 12/1/32 (FSA Insured)	1,000,000	1,091,170
Penta Career Ctr. Ctfs. of Prtn.:
(Ohio School Facilities Proj.) 5.25% 4/1/17 (FGIC Insured) .	1,755,000	1,903,736
(Wood, Lucas, Sandusky, Fulton, Ottawa, Henry and
Hancock Counties, Ohio School Facilities Proj.) 5.25%
4/1/19 (FGIC Insured)	1,940,000	2,105,831
Pickerington Local School District 5.25% 12/1/20
(FGIC Insured)	5,000,000	5,374,650
Plain Local School District 6% 12/1/25 (FGIC Insured)	990,000	1,100,078
Richland County Hosp. Facilities (MedCentral Health Sys. Proj.)
Series B:
6.375% 11/15/22	1,500,000	1,632,180
6.375% 11/15/30	1,000,000	1,078,590
RiverSouth Auth. Rev. Series 2005 A, 5.25% 12/1/15	1,000,000	1,102,230

See accompanying notes which are an integral part of the financial statements.

15 Annual Report

Fidelity Ohio Municipal Income Fund
Investments continued

Municipal Bonds continued
	Principal	Value
	Amount	(Note 1)
Ohio – continued
Rocky River Gen. Oblig. 5% 12/1/19 (AMBAC Insured)	$2,125,000	$ 2,266,398
Scioto County Marine Term. Facilities Rev. (Norfolk Southern
Corp. Proj.) 5.3% 8/15/13	3,000,000	3,073,140
Sharonville Gen. Oblig. 5.25% 6/1/16 (FGIC Insured)	1,410,000	1,531,359
Springboro Cmnty. City School District 5.25% 12/1/21
(MBIA Insured)	3,440,000	3,728,926
Sugarcreek Local School District 5.25% 12/1/22
(MBIA Insured)	1,800,000	1,937,232
Summit County Gen. Oblig.:
5.25% 12/1/20	1,645,000	1,812,412
5.25% 12/1/21	1,740,000	1,915,827
Swanton Local School District 5.25% 12/1/21 (FGIC Insured) .	3,415,000	3,662,588
Tallmadge School District Gen. Oblig. 5% 12/1/31
(FSA Insured)	4,000,000	4,189,360
Toledo Wtrwks. Rev.:
5% 11/15/16 (AMBAC Insured)	1,110,000	1,188,821
5% 11/15/30 (MBIA Insured)	3,500,000	3,663,520
Univ. of Akron Gen. Receipts Series B, 5% 1/1/27
(FGIC Insured)	1,405,000	1,469,925
Univ. of Cincinnati Ctfs. of Prtn.:
5.5% 6/1/11 (MBIA Insured)	1,045,000	1,138,099
5.5% 6/1/12 (MBIA Insured)	1,315,000	1,428,445
5.5% 6/1/15 (MBIA Insured)	1,000,000	1,083,770
Univ. of Cincinnati Gen. Receipts Series 2004 A:
5% 6/1/18 (AMBAC Insured)	1,445,000	1,542,985
5% 6/1/19 (AMBAC Insured)	1,520,000	1,619,727
Warren County Gen. Oblig.:
6.1% 12/1/12	500,000	543,490
6.65% 12/1/11	330,000	360,994
West Muskingum Local School District School Facilities
Construction and Impt. 5% 12/1/30 (FGIC Insured)	1,000,000	1,042,370
Wright State Univ. Gen. Receipts:
5% 5/1/17 (MBIA Insured)	1,375,000	1,472,446
5% 5/1/18 (MBIA Insured)	1,440,000	1,536,797
5% 5/1/19 (MBIA Insured)	1,515,000	1,615,732
		409,155,493

Puerto Rico 2.9%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev.
Series Y, 5.5% 7/1/36 (FSA Insured)	1,000,000	1,112,960
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.
Series E, 5.5% 7/1/22 (FSA Insured)	1,500,000	1,738,110

See accompanying notes which are an integral part of the financial statements.

Annual Report

16

Municipal Bonds continued
	Principal	Value
	Amount	(Note 1)
Puerto Rico continued
Puerto Rico Commonwealth Infrastructure Fing. Auth.
Series 2000 A:
5.5% 10/1/32 (Escrowed to Maturity) (c)	$1,510,000	$ 1,639,241
5.5% 10/1/40 (Escrowed to Maturity) (c)	4,930,000	5,318,435
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series HH, 5.25% 7/1/29 (FSA Insured)	800,000	857,296
Series QQ, 5.5% 7/1/17 (XL Cap. Assurance, Inc. Insured)	1,300,000	1,476,917
		12,142,959

Virgin Islands – 0.1%
Virgin Islands Pub. Fin. Auth. Rev. Series A, 5% 10/1/09	500,000	519,465

TOTAL INVESTMENT PORTFOLIO 99.4%
(Cost $407,417,362)		422,237,549

NET OTHER ASSETS – 0.6%		2,611,604
NET ASSETS 100%		$ 424,849,153

Legend

(a) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(b) Private activity obligations whose
interest is subject to the federal
alternative minimum tax for individuals.

(c) Security collateralized by an amount
sufficient to pay interest and principal.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:

General Obligations	42.3%
Water & Sewer	13.0%
Education	11.8%
Escrowed/Pre Refunded	10.0%
Health Care	7.4%
Others* (individually less than 5%)	15.5%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

17 Annual Report

Fidelity Ohio Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities
		December 31, 2005

Assets
Investment in securities, at value
See accompanying schedule:
Unaffiliated issuers (cost $407,417,362)		$422,237,549
Cash		2,181,322
Receivable for fund shares sold		70,459
Interest receivable		3,162,844
Prepaid expenses		2,113
Other receivables		17,439
Total assets		427,671,726

Liabilities
Payable for investments purchased	$1,492,778
Payable for fund shares redeemed	691,466
Distributions payable	420,170
Accrued management fee	132,114
Other affiliated payables	38,092
Other payables and accrued expenses	47,953
Total liabilities		2,822,573

Net Assets		$424,849,153
Net Assets consist of:
Paid in capital		$409,685,591
Undistributed net investment income		64,436
Accumulated undistributed net realized gain (loss) on
investments		278,939
Net unrealized appreciation (depreciation) on
investments		14,820,187
Net Assets, for 36,440,876 shares outstanding		$424,849,153
Net Asset Value, offering price and redemption price per
share ($424,849,153 ÷ 36,440,876 shares)		$11.66

See accompanying notes which are an integral part of the financial statements.

Annual Report

18

Statement of Operations
	Year ended December 31, 2005

Investment Income
Interest		$ 19,134,824

Expenses
Management fee	$1,598,884
Transfer agent fees	331,749
Accounting fees and expenses	107,052
Independent trustees’ compensation	1,976
Custodian fees and expenses	7,082
Registration fees	20,908
Audit	47,625
Legal	3,902
Miscellaneous	11,390
Total expenses before reductions	2,130,568
Expense reductions	(123,410)	2,007,158

Net investment income		17,127,666
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	6,684,235
Futures contracts	18,997
Total net realized gain (loss)		6,703,232
Change in net unrealized appreciation (depreciation) on
investment securities		(11,621,333)
Net gain (loss)		(4,918,101)
Net increase (decrease) in net assets resulting from
operations		$ 12,209,565

See accompanying notes which are an integral part of the financial statements.

19 Annual Report

Fidelity Ohio Municipal Income Fund
Financial Statements continued

Statement of Changes in Net Assets
	Year ended	Year ended
	December 31,	December 31,
	2005	2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$17,127,666	$17,450,563
Net realized gain (loss)	6,703,232	5,347,550
Change in net unrealized appreciation (depreciation) .	(11,621,333)	(4,790,968)
Net increase (decrease) in net assets resulting
from operations	12,209,565	18,007,145
Distributions to shareholders from net investment income .	(17,117,253)	(17,502,945)
Distributions to shareholders from net realized gain	(6,682,810)	(5,096,645)
Total distributions	(23,800,063)	(22,599,590)
Share transactions
Proceeds from sales of shares	51,253,642	45,167,492
Reinvestment of distributions	17,268,216	16,402,646
Cost of shares redeemed	(55,685,453)	(64,421,289)
Net increase (decrease) in net assets resulting from
share transactions	12,836,405	(2,851,151)
Redemption fees	5,873	2,423
Total increase (decrease) in net assets	1,251,780	(7,441,173)

Net Assets
Beginning of period	423,597,373	431,038,546
End of period (including undistributed net investment
income of $64,436 and distributions in excess of net
investment income of $48,762, respectively)	$424,849,153	$423,597,373

Other Information
Shares
Sold	4,303,543	3,749,160
Issued in reinvestment of distributions	1,460,402	1,368,296
Redeemed	(4,689,736)	(5,378,568)
Net increase (decrease)	1,074,209	(261,112)

See accompanying notes which are an integral part of the financial statements.

Annual Report

20

Financial Highlights

Years ended December 31,	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period	$ 11.98	$ 12.10	$ 12.03	$11.54	$ 11.54
Income from Investment
Operations
Net investment incomeB	476.496		.507	.527	.542D
Net realized and unrealized
gain (loss)	(.135)	.026	.166	.568	(.002)D
Total from investment operations	.341	.522	.673	1.095	.540
Distributions from net investment
income	(.476)	(.497)	(.508)	(.525)	(.540)
Distributions from net realized
gain	(.185)	(.145)	(.095)	(.080)	—
Total distributions	(.661)	(.642)	(.603)	(.605)	(.540)
Redemption fees added to
paid in capitalB,E	—	—	—	—	—
Net asset value, end of period	$ 11.66	$ 11.98	$ 12.10	$ 12.03	$ 11.54
Total ReturnA	2.90%	4.44%	5.72%	9.68%	4.73%
Ratios to Average Net AssetsC
Expenses before reductions	50%	.50%	.51%	.51%	.51%
Expenses net of fee waivers,
if any	50%	.50%	.51%	.51%	.51%
Expenses net of all reductions	47%	.49%	.50%	.49%	.46%
Net investment income	4.00%	4.13%	4.20%	4.45%	4.64%D
Supplemental Data
Net assets, end of period
(000 omitted)	$424,849	$423,597	$431,039	$435,057	$399,353
Portfolio turnover rate	23%	26%	22%	19%	17%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Calculated based on average shares outstanding during the period.
C Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Ex penses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrange ments. Expenses net of all reductions represent the net expenses paid by the fund.
D Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.
E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

21 Annual Report

Fidelity Ohio Municipal Money Market Fund
Investment Changes/Performance

Maturity Diversification
Days	% of fund’s	% of fund’s	% of fund’s
	investments	investments	investments
	12/31/05	6/30/05	12/31/04
0 – 30	80.6	77.7	85.4
31 – 90	6.8	7.7	5.0
91 – 180	6.4	5.6	2.5
181 – 397	6.2	9.0	7.1
Weighted Average Maturity
	12/31/05	6/30/05	12/31/04
Fidelity Ohio Municipal Money
Market Fund	37 Days	44 Days	34 Days
Ohio Tax Free Money Market
Funds Average*	39 Days	34 Days	42 Days

Current and Historical Seven Day Yields
	1/2/06	10/3/05	6/27/05	3/28/05	1/3/05
Fidelity Ohio Municipal
Money Market Fund	2.93%	2.25%	2.04%	1.61%	1.46%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund.

*Source: iMoneyNet, Inc.

Annual Report 22

Fidelity Ohio Municipal Money Market Fund
Investments December 31, 2005
Showing Percentage of Net Assets
Municipal Securities 96.3%
	Principal	Value
	Amount	(Note 1)
Georgia – 0.7%
Columbus Wtr. & Swr. Rev. Participating VRDN
Series PT 2516, 3.55% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	$ 5,160,000	$ 5,160,000
Ohio – 93.9%
Akron Income Tax Rev. Participating VRDN:
Series ROC II R2137, 3.55% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (b)(d)	3,175,000	3,175,000
Series ROC II R259, 3.55% (Liquidity Facility Citibank
NA) (b)(d)	2,255,000	2,255,000
American Muni. Pwr. Bonds (Omega Joint Venture 6 Proj.)
2.88%, tender 2/15/06 (b)	9,045,000	9,045,000
Ashtabula County Indl. Dev. Rev. (Plasticolors, Inc. Proj.)
Series 1996 A, 3.66%, LOC Key Bank NA, VRDN (b)(c)	1,710,000	1,710,000
Bellefontaine Hosp. Facilities Rev. (Mary Rutan Hosp. Proj.)
3.55%, LOC Nat’l. City Bank, VRDN (b)	7,700,000	7,700,000
Butler County Gen. Oblig. BAN 3.75% 6/8/06	4,025,000	4,038,523
Butler County Wtrwks. Rev. Participating VRDN Series ROC II
R2207, 3.55% (Liquidity Facility Citigroup Global Markets
Hldgs., Inc.) (b)(d)	2,550,000	2,550,000
Cambridge Hosp. Facilities Rev. (Southeastern Reg’l. Med. Ctr.
Proj.) 3.2%, LOC Nat’l. City Bank, VRDN (b)	3,950,000	3,950,000
Cincinnati City School District Participating VRDN Series EGL
04 34, 3.55% (Liquidity Facility Citibank NA) (b)(d)	1,295,000	1,295,000
Cincinnati Student Ln. Fdg. Corp. Student Ln. Rev.:
Series 1998 A1, 3.56% (Liquidity Facility Sallie Mae),
VRDN (b)(c)	7,700,000	7,700,000
Series 1998 A2, 3.56% (Liquidity Facility Sallie Mae),
VRDN (b)(c)	19,800,000	19,800,000
Cincinnati Technical & Cmnty. College Gen. Receipts
Participating VRDN:
Series PT 02 1587, 3.54% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(d)	6,460,000	6,460,000
Series PT 1615, 3.54% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	5,670,000	5,670,000
Cincinnati Wtr. Sys. Rev. Participating VRDN Series ROC II
R7528, 3.55% (Liquidity Facility Citibank NA) (b)(d)	2,635,000	2,635,000
Clermont County Indl. Dev. Rev. (American Micro Products
Proj.) 3.66%, LOC Key Bank NA, VRDN (b)(c)	1,510,000	1,510,000
Cleveland Arpt. Sys. Rev. Participating VRDN:
Series PT 799, 3.59% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(c)(d)	1,500,000	1,500,000
Series Stars 81, 3.59% (Liquidity Facility BNP Paribas
SA) (b)(c)(d)	5,585,000	5,585,000

See accompanying notes which are an integral part of the financial statements.

23		Annual Report

Fidelity Ohio Municipal Money Market Fund
Investments continued

Municipal Securities continued
	Principal	Value
	Amount	(Note 1)
Ohio – continued
Cleveland Gen. Oblig. Participating VRDN Series PT 2032,
3.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	$ 3,030,000	$3,030,000
Cleveland Muni. School District BAN 3.75% 7/27/06	7,900,000	7,920,272
Cleveland-Cuyahoga County Port Auth. Rev. (Carnegie/96th
Research Bldg., LLC Proj.) Series 2003, 3.58%, LOC Fifth
Third Bank, Cincinnati, VRDN (b)	2,000,000	2,000,000
Columbus City School District Participating VRDN
Series PT 2278, 3.54% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	2,730,000	2,730,000
Cuyahoga County Arpt. Facilities Rev. (Corporate
Wings-Cleveland LLC Proj.) 3.65%, LOC Nat’l. City Bank,
VRDN (b)(c)	3,710,000	3,710,000
Cuyahoga County Civic Facilities Rev. (Fairfax Dev. Corp.
Proj.) 3.59%, LOC Key Bank NA, VRDN (b)	4,390,000	4,390,000
Cuyahoga County Health Care Facilities Rev. (Althenheim
Proj.) 3.56%, LOC U.S. Bank NA, Minnesota, VRDN (b)	6,230,000	6,230,000
Cuyahoga County Indl. Dev. Rev.:
(Progressive Plastics, Inc. Proj.) 3.68%, LOC JPMorgan
Chase Bank, VRDN (b)(c)	1,215,000	1,215,000
(Pubco Corp. Proj.) Series 2001, 3.65%, LOC Nat’l. City
Bank, VRDN (b)(c)	2,650,000	2,650,000
(The Great Lakes Brewing Co. Proj.) Series 1997, 3.81%,
LOC Huntington Nat’l. Bank, Columbus, VRDN (b)(c)	3,790,000	3,790,000
Cuyahoga County Rev. (Cleveland Clinic Health Sys. Obligated
Group Prog.) Subseries B3, 3.75%, VRDN (b)	2,600,000	2,600,000
Darke County Health Care Facilities Rev. (Brethren Retirement
Cmnty. Proj.) 3.59%, LOC Fifth Third Bank, Cincinnati,
VRDN (b)	7,015,000	7,015,000
Dayton School District Participating VRDN Series SG 173,
3.54% (Liquidity Facility Societe Generale) (b)(d)	12,030,000	12,030,000
Delaware County Health Care Facilities (Willow Brook
Christian Cmnty. Proj.) Series 1999, 3.65%, LOC Huntington
Nat’l. Bank, Columbus, VRDN (b)	3,725,000	3,725,000
Delaware Gen. Oblig. BAN 4.5% 12/14/06	7,800,000	7,878,825
Elyria Gen. Oblig. BAN 4% 10/18/06	2,550,000	2,566,694
Erie County Gen. Oblig. BAN:
3.25% 4/12/06	8,000,000	8,008,589
3.25% 4/12/06	5,000,000	5,005,368
Erie County Multi-family Hsg. Rev. (Providence Residential
Cmnty. Corp. Proj.) Series 1999 A, 3.56%, LOC JPMorgan
Chase Bank, VRDN (b)	8,800,000	8,800,000
Franklin County Multi-family Rev.:
(Golf Pointe Apts. Proj.) Series 2000 A, 3.54%, LOC Lasalle
Bank NA, VRDN (b)(c)	6,690,000	6,690,000
See accompanying notes which are an integral part of the financial statements.

Annual Report 24
Municipal Securities continued
	Principal	Value
	Amount	(Note 1)
Ohio – continued
Franklin County Multi-family Rev.: – continued
(Hanover Ridge Apts. Proj. 3.6%, LOC Fannie Mae,
VRDN (b)(c)	$ 4,350,000	$4,350,000
Geauga County Health Care Facilities Rev. (Montefiore Hsg.
Corp. Proj.) Series 2001, 3.59%, LOC Key Bank NA,
VRDN (b)	5,580,000	5,580,000
Grove City Gen. Oblig. BAN 3.75% 6/22/06	9,790,000	9,835,349
Hamilton County Health Care Facilities Rev. 3.58%, LOC Fifth
Third Bank, Cincinnati, VRDN (b)	4,040,000	4,040,000
Hamilton Gen. Oblig. BAN:
3.5% 3/28/06	9,800,000	9,821,371
3.75% 6/1/06	3,400,000	3,410,240
Jackson Local School District Stark & Summit Counties
Participating VRDN Series PT 2334, 3.54% (Liquidity Facility
Merrill Lynch & Co., Inc.) (b)(d)	3,985,000	3,985,000
Kettering Indl. Dev. Rev. (Millat Industries Corp. Proj.) 3.65%,
LOC Nat’l. City Bank, VRDN (b)(c)	3,120,000	3,120,000
Lake County Indl. Dev. Rev.:
(American Bus. Co. Proj.) 3.81%, LOC Huntington Nat’l.
Bank, Columbus, VRDN (b)(c)	860,000	860,000
(Norshar Co. Proj.) 3.68%, LOC JPMorgan Chase Bank,
VRDN (b)(c)	2,825,000	2,825,000
Lima Hosp. Rev. (Lima Memorial Hosp. Proj.) 3.65%, LOC
JPMorgan Chase Bank, VRDN (b)	2,300,000	2,300,000
Lucas County Multi-family Rev. (Lakewoods Proj.) 3.66%, LOC
Key Bank NA, VRDN (b)(c)	4,000,000	4,000,000
Marysville Wastewtr. Treatment Sys. Rev. BAN 4.5%
12/21/06	8,000,000	8,084,026
Medina County Indl. Dev. Rev.:
(Firedex, Inc. Proj.) Series 1997, 3.66%, LOC Key Bank NA,
VRDN (b)(c)	835,000	835,000
(Rembond Proj.) Series 1996, 3.68%, LOC JPMorgan Chase
Bank, VRDN (b)(c)	1,650,000	1,650,000
Montgomery County Gen. Oblig. Participating VRDN Series
ROC II R7513, 3.55% (Liquidity Facility Citibank NA) (b)(d) .	7,830,000	7,830,000
Montgomery County Health Care Facilities Rev.:
(Eastway Corp. & Property Resource Proj.) Series 1997,
3.81%, LOC Huntington Nat’l. Bank, Columbus,
VRDN (b)(c)	2,570,000	2,570,000
(Kettering Affiliated Proj.) 3.65%, LOC JPMorgan Chase
Bank, VRDN (b)	2,400,000	2,400,000
Montgomery County Multi-family Hsg. Dev. Rev. (Pedcor
Invts.-Lyons Gate Proj.) 3.57%, LOC Fed. Home Ln. Bank,
Cincinnati, VRDN (b)(c)	4,306,000	4,306,000

See accompanying notes which are an integral part of the financial statements.

25 Annual Report

Fidelity Ohio Municipal Money Market Fund
Investments continued

Municipal Securities continued
	Principal	Value
	Amount	(Note 1)
Ohio – continued
North Ridgeville Gen. Oblig. BAN 4% 9/21/06	$ 3,000,000	$3,012,624
Ohio Air Quality Dev. Auth. Rev.:
Participating VRDN:
Series MS 1223, 3.55% (Liquidity Facility Morgan
Stanley) (b)(d)	8,300,000	8,300,000
Series PA 769R, 3.54% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(d)	8,680,000	8,680,000
(AK Steel Corp. Proj.) Series A, 3.6%, LOC ABN AMRO
Bank NV, VRDN (b)(c)	14,500,000	14,500,000
(Cincinnati Gas & Elec. Co. Proj.) Series A:
3.67%, VRDN (b)	7,600,000	7,600,000
3.75%, LOC Cr. Lyonnais SA, VRDN (b)(c)	12,100,000	12,100,000
Ohio Bldg. Auth. Participating VRDN:
Series Putters 790, 3.55% (Liquidity Facility JPMorgan Chase
Bank) (b)(d)	3,190,000	3,190,000
Series Putters 793, 3.55% (Liquidity Facility JPMorgan Chase
& Co.) (b)(d)	2,075,000	2,075,000
Ohio Gen. Oblig. Participating VRDN:
Series PT 2046, 3.54% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	4,280,000	4,280,000
Series PT 2139, 3.54% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	4,295,000	4,295,000
Series PT 2200, 3.54% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	15,790,000	15,790,000
Series ROC II R479, 3.55% (Liquidity Facility Citibank
NA) (b)(d)	8,465,000	8,465,000
Series ROC II R7508, 3.55% (Liquidity Facility Citibank
NA) (b)(d)	11,210,000	11,210,000
Ohio Higher Edl. Facility Commission Rev.:
Participating VRDN:
Series EGL 7053020, 3.56% (Liquidity Facility Citibank
NA) (b)(d)	7,900,000	7,900,000
Series MS 98 116, 3.55% (Liquidity Facility Morgan
Stanley) (b)(d)	10,120,000	10,120,000
(Ashland Univ. Proj.) 3.56%, LOC Key Bank NA, VRDN (b) .	11,450,000	11,450,000
(Cleveland Institute of Music Proj.) 3.56%, LOC Nat’l. City
Bank, VRDN (b)	7,000,000	7,000,000
(Pooled Fing. Prog.):
Series 1996, 3.61%, LOC Fifth Third Bank, Cincinnati,
VRDN (b)	2,790,000	2,790,000
Series 1997, 3.61%, LOC Fifth Third Bank, Cincinnati,
VRDN (b)	4,600,000	4,600,000

See accompanying notes which are an integral part of the financial statements.

Annual Report

26

Municipal Securities continued
	Principal	Value
	Amount	(Note 1)
Ohio – continued
Ohio Higher Edl. Facility Commission Rev.: – continued
(Pooled Fing. Prog.):
Series 1998, 3.61%, LOC Fifth Third Bank, Cincinnati,
VRDN (b)	$ 9,450,000	$ 9,450,000
Series 1999, 3.61%, LOC Fifth Third Bank, Cincinnati,
VRDN (b)	8,200,000	8,200,000
Series 2005 A, 3.53%, LOC Fifth Third Bank, Cincinnati,
VRDN (b)	8,130,000	8,130,000
3.1% 3/9/06 (Liquidity Facility JPMorgan Chase Bank), CP .	5,000,000	5,000,000
3.15% 2/9/06 (Liquidity Facility JPMorgan Chase Bank), CP	7,000,000	7,000,000
Ohio Hsg. Fin. Agcy. Mtg. Rev.:
Bonds Series Merlots 00 A1, 3.32%, tender 11/7/06
(Liquidity Facility Wachovia Bank NA) (b)(c)(d)(e)	4,260,000	4,260,000
Participating VRDN:
Series BA 01 I, 3.63% (Liquidity Facility Bank of America
NA) (b)(c)(d)	3,450,000	3,450,000
Series BA 98 B, 3.66% (Liquidity Facility Bank of America
NA) (b)(c)(d)	14,695,000	14,695,000
Series BA 98 Q, 3.66% (Liquidity Facility Bank of America
NA) (b)(c)(d)	4,600,000	4,600,000
Series LB 03 L46J, 3.63% (Liquidity Facility Lehman
Brothers Hldgs., Inc.) (b)(c)(d)	6,025,000	6,025,000
Series Merlots 01 A78, 3.59% (Liquidity Facility Wachovia
Bank NA) (b)(c)(d)	1,715,000	1,715,000
Series Merlots 02 A34, 3.59% (Liquidity Facility Wachovia
Bank NA) (b)(c)(d)	1,555,000	1,555,000
Series Merlots 05 A16, 3.59% (Liquidity Facility Wachovia
Bank NA) (b)(c)(d)	4,845,000	4,845,000
Series PT 1334, 3.59% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(c)(d)	4,800,000	4,800,000
Series PT 228, 3.59% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(c)(d)	3,515,000	3,515,000
Series PT 241, 3.59% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(c)(d)	2,360,000	2,360,000
Series PT 567, 3.59% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(c)(d)	2,350,000	2,350,000
Series PT 582, 3.59% (Liquidity Facility Svenska
Handelsbanken AB) (b)(c)(d)	2,300,000	2,300,000
Series B, 3.6% (Liquidity Facility Fed. Home Ln. Bank,
Cincinnati), VRDN (b)(c)	11,990,000	11,990,000
Series F, 3.55% (Liquidity Facility Fed. Home Ln. Bank,
Cincinnati), VRDN (b)(c)	6,400,000	6,400,000

See accompanying notes which are an integral part of the financial statements.

27		Annual Report

Fidelity Ohio Municipal Money Market Fund
Investments continued

Municipal Securities continued
	Principal	Value
	Amount	(Note 1)
Ohio – continued
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev.:
(Club at Spring Valley Apts. Proj.) Series 1996 A, 3.58%,
LOC Key Bank NA, VRDN (b)(c)	$ 5,700,000	$5,700,000
(Pedcor Invts. Willow Lake Apts. Proj.):
Series A, 3.6%, LOC Fed. Home Ln. Bank, Indianapolis,
VRDN (b)(c)	2,835,000	2,835,000
Series B, 3.7%, LOC Fed. Home Ln. Bank, Indianapolis,
VRDN (b)(c)	475,000	475,000
Series C, 3.7%, LOC Fed. Home Ln. Bank, Indianapolis,
VRDN (b)(c)	555,000	555,000
Series D, 3.7%, LOC Fed. Home Ln. Bank, Indianapolis,
VRDN (b)(c)	555,000	555,000
(Pine Crossing Apts. Proj.) 3.54%, LOC Lasalle Bank NA,
VRDN (b)(c)	5,670,000	5,670,000
(Shannon Glenn Apts. Proj.) 3.6%, LOC Fannie Mae,
VRDN (b)(c)	11,800,000	11,800,000
(Wingate at Belle Meadows Proj.) 3.6%, LOC Fed. Home Ln.
Bank, Cincinnati, VRDN (b)(c)	8,750,000	8,750,000
Ohio Indl. Dev. Rev.:
(K&S Realty Proj.) Series 1989 I, 3.59%, LOC Nat’l. City
Bank, VRDN (b)(c)	85,000	85,000
(K&S Realty/Starr Fabricating, Inc. Proj.) Series 1989 III,
3.59%, LOC Nat’l. City Bank, VRDN (b)(c)	110,000	110,000
Ohio Solid Waste Rev.:
(BP Amoco Chemical Co. Proj.) 3.85% (BP PLC Guaranteed),
VRDN (b)(c)	6,300,000	6,300,000
(BP Exploration & Oil, Inc. Proj.) Series 2000, 3.85% (BP
PLC Guaranteed), VRDN (b)(c)	3,000,000	3,000,000
(BP Products NA, Inc. Proj.) Series B, 3.85% (BP PLC
Guaranteed), VRDN (b)(c)	2,115,000	2,115,000
(Republic Svcs., Inc. Proj.) 3.85%, VRDN (b)(c)	7,700,000	7,700,000
Ohio State Univ. Gen. Receipts Rev. Bonds Series 2003 C,
3.1% tender 3/9/06, CP mode	10,000,000	10,000,000
Ohio Wtr. Dev. Auth. (Waste Mgmt., Inc. Proj.) Series B, 3.6%,
LOC Fleet Bank NA, VRDN (b)(c)	4,700,000	4,700,000
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev.:
Participating VRDN Series Putters 558, 3.55% (Liquidity
Facility JPMorgan Chase & Co.) (b)(d)	4,565,000	4,565,000
(Cleveland Elec. Illuminating Co. Proj.) Series A, 3.67%,
LOC Barclays Bank PLC, VRDN (b)(c)	6,000,000	6,000,000
(Toledo Edison Co. Proj.) Series A, 3.62%, LOC Barclays
Bank PLC, VRDN (b)(c)	3,800,000	3,800,000

See accompanying notes which are an integral part of the financial statements.

Annual Report

28

Municipal Securities continued
	Principal	Value
	Amount	(Note 1)
Ohio – continued
Ohio Wtr. Dev. Auth. Solid Waste Disp. Rev. (Timken Co. Proj.)
Series 1997, 3.62%, LOC Wachovia Bank NA, VRDN (b)(c)	$24,000,000	$24,000,000
Pepper Pike Gen. Oblig. BAN 3% 6/22/06	1,373,000	1,374,259
Perrysburg Gen. Oblig. BAN:
3.65% 11/9/06	1,500,000	1,504,963
3.65% 11/9/06	2,600,000	2,608,602
3.75% 5/25/06	4,033,000	4,046,913
3.75% 8/10/06	4,465,000	4,487,311
Port of Greater Cincinnati Dev. Auth. Rev. (Nat’l. Underground
Railroad Freedom Ctr., Inc. Proj.) Series 2003 A, 3.58%,
LOC JPMorgan Chase Bank, LOC Fifth Third Bank,
Cincinnati, VRDN (b)	6,500,000	6,500,000
Portage County Indl. Dev. Rev. (Mantaline Corp. Proj.) 3.65%,
LOC Nat’l. City Bank, VRDN (b)(c)	2,195,000	2,195,000
Richland County Health Care Facilities Rev. (Mansfield
Memorial Homes Proj.) Series 2002, 3.61%, LOC Key Bank
NA, VRDN (b)	4,700,000	4,700,000
Richland County Indl. Dev. Rev. (Sabin Robbins Paper Co.
Proj.) Series 1997, 3.64%, LOC Standard Fed. Bank,
VRDN (b)(c)	1,600,000	1,600,000
Rickenbacker Port Auth. Indl. Dev. (Micro Industries Corp.
Proj.) Series 2000, 3.68%, LOC JPMorgan Chase Bank,
VRDN (b)(c)	2,425,000	2,425,000
Sandy Valley Loc School District BAN 4.25% 6/21/06	6,610,000	6,639,582
Stark County Indl. Dev. Rev. (H-P Products, Inc. Proj.) 3.66%,
LOC Key Bank NA, VRDN (b)(c)	2,190,000	2,190,000
Stow Gen. Oblig. BAN 3.5% 5/11/06	7,500,000	7,517,657
Summit County Civic Facilities Rev. (YMCA of Akron Proj.)
3.59%, LOC Key Bank NA, VRDN (b)	4,920,000	4,920,000
Summit County Indl. Dev. Rev.:
(Commercial Alloys Corp. Proj.):
3.7%, LOC Nat’l. City Bank, VRDN (b)(c)	1,500,000	1,500,000
3.76%, LOC Nat’l. City Bank, VRDN (b)(c)	2,295,000	2,295,000
(Kaiser Dev. Proj.) 3.68%, LOC Nat’l. City Bank, VRDN (b)(c)	615,000	615,000
(Keltec, Inc. Proj.) Series 1987, 3.68%, LOC Nat’l. City
Bank, VRDN (b)(c)	115,000	115,000
(Mannix Co. Proj.) Series 1987, 3.68%, LOC JPMorgan
Chase Bank, VRDN (b)(c)	620,000	620,000
(Sigma Properties Proj.) Series 2000 B, 3.7%, LOC Nat’l.
City Bank, VRDN (b)(c)	1,740,000	1,740,000
(Summit Plastic Co. Proj.) 3.7%, LOC Nat’l. City Bank,
VRDN (b)(c)	825,000	825,000
(Triumph Hldgs. Proj.) 3.75%, LOC Nat’l. City Bank,
VRDN (b)(c)	1,260,000	1,260,000

See accompanying notes which are an integral part of the financial statements.

29 Annual Report

Fidelity Ohio Municipal Money Market Fund
Investments continued

Municipal Securities continued
	Principal	Value
	Amount	(Note 1)
Ohio – continued
Tallmadge Gen. Oblig. BAN 3.25% 3/13/06	$ 1,950,000	$1,952,586
Toledo City School District Participating VRDN
Series Putters 655, 3.55% (Liquidity Facility JPMorgan Chase
Bank) (b)(d)	1,695,000	1,695,000
Toledo-Lucas County Port Auth. Rev. (P&G Industries Proj.)
3.65%, LOC Nat’l. City Bank, VRDN (b)(c)	1,725,000	1,725,000
Tuscarawas County Hosp. Facilities Rev. Participating VRDN
Series MT 103, 3.58% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	3,050,000	3,050,000
Univ. of Cincinnati Gen. Receipts BAN Series 2005 C, 4%
3/28/06	9,460,000	9,488,196
Upper Arlington City School District Participating VRDN
Series PT 2513, 3.54% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	5,980,000	5,980,000
Village of Indian Hill Econ. Dev. Rev. (Cincinnati Country Day
School Proj.) Series 1999, 3.6%, LOC Nat’l. City Bank,
VRDN (b)	5,545,000	5,545,000
Warren County Health Care Facilities Rev. (Otterbein Homes
Proj.) Series 1998 B, 3.57%, LOC Fifth Third Bank,
Cincinnati, VRDN (b)	11,704,000	11,704,000
Wood County Indl. Dev. Rev.:
(CMC Group Proj.) Series 2001, 3.65%, LOC Nat’l. City
Bank, VRDN (b)(c)	2,070,000	2,070,000
(Dowa THT America, Inc. Proj.) Series 1999, 3.65%, LOC
Comerica Bank, Detroit, VRDN (b)(c)	3,800,000	3,800,000
Zanesville-Muskingum Port Auth. Indl. Dev. Rev. (Almana II LLC
Proj.) Series 2000, 3.8%, LOC JPMorgan Chase Bank,
VRDN (b)(c)	5,300,000	5,300,000
		753,066,950

Puerto Rico 1.7%
Puerto Rico Commonwealth Gen. Oblig. TRAN 4.5%
7/28/06, LOC Bank of Nova Scotia, New York Agcy., LOC
BNP Paribas SA	5,500,000	5,539,200

See accompanying notes which are an integral part of the financial statements.

Annual Report

30

Municipal Securities continued
	Principal	Value
	Amount	(Note 1)
Puerto Rico continued
Puerto Rico Commonwealth Infrastructure Fing. Auth.
Participating VRDN Series TOC 05 Z6, 3.59% (Liquidity
Facility Goldman Sachs Group, Inc.) (b)(d)	$ 3,045,000	$ 3,045,000
Puerto Rico Govt. Dev. Bank 2.85% 1/30/06, LOC Societe
Generale, CP (a)	5,100,000	5,100,000
		13,684,200

TOTAL INVESTMENT PORTFOLIO 96.3%
(Cost $771,911,150)		771,911,150

NET OTHER ASSETS – 3.7%		29,993,627
NET ASSETS 100%	$ 801,904,777

Security Type Abbreviations
BAN	—	BOND ANTICIPATION NOTE
CP	—	COMMERCIAL PAPER
TRAN	—	TAX AND REVENUE
ANTICIPATION NOTE
VRDN	—	VARIABLE RATE DEMAND NOTE

Legend

(a) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $5,100,000 or
0.6% of net assets.

(b) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(c) Private activity obligations whose
interest is subject to the federal
alternative minimum tax for individuals.

(d) Provides evidence of ownership in one
or more underlying municipal bonds.

(e) Restricted securities – Investment in
securities not registered under the
Securities Act of 1933 (excluding 144A
issues). At the end of the period, the
value of restricted securities (excluding
144A issues) amounted to $4,260,000
or 0.5% of net assets.

Additional information on each holding is as follows:

Acquisition
Security	Date	Cost
Ohio Hsg. Fin.
Agcy. Mtg. Rev.
Bonds Series
Merlots 00 A1,
3.32%, tender
11/7/06
(Liquidity Facility
Wachovia Bank
NA)	11/12/03	$ 4,260,000

See accompanying notes which are an integral part of the financial statements.

31 Annual Report

Fidelity Ohio Municipal Money Market Fund Investments continued

Affiliated Central Funds

Information regarding income received by the fund from the affiliated Central funds during the period is as follows:

Fund	Income received
Fidelity Municipal Cash Central Fund	$92,195

See accompanying notes which are an integral part of the financial statements.

Annual Report 32

Fidelity Ohio Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities
		December 31, 2005

Assets
Investment in securities, at value
See accompanying schedule:
Unaffiliated issuers (cost $771,911,150)		$771,911,150
Cash		24,150,948
Receivable for fund shares sold		14,628,043
Interest receivable		4,825,122
Prepaid expenses		3,671
Other receivables		97,010
Total assets		815,615,944

Liabilities
Payable for investments purchased	$140,014
Payable for fund shares redeemed	13,162,506
Distributions payable	32,271
Accrued management fee	245,072
Other affiliated payables	96,646
Other payables and accrued expenses	34,658
Total liabilities		13,711,167

Net Assets		$801,904,777
Net Assets consist of:
Paid in capital		$801,803,753
Undistributed net investment income		75,163
Accumulated undistributed net realized gain (loss) on
investments		25,861
Net Assets, for 801,822,605 shares outstanding		$801,904,777
Net Asset Value, offering price and redemption price per
share ($801,904,777 ÷ 801,822,605 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

33 Annual Report

Fidelity Ohio Municipal Money Market Fund
Financial Statements continued

Statement of Operations
	Year ended December 31, 2005

Investment Income
Interest		$18,147,652
Income from affiliated Central Funds		92,195
Total income		18,239,847

Expenses
Management fee	$2,834,767
Transfer agent fees	1,038,876
Accounting fees and expenses	94,440
Independent trustees’ compensation	3,398
Custodian fees and expenses	12,754
Registration fees	35,031
Audit	38,859
Legal	6,341
Miscellaneous	5,488
Total expenses before reductions	4,069,954
Expense reductions	(824,953)	3,245,001

Net investment income		14,994,846
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		51,221
Net increase in net assets resulting from operations		$15,046,067

See accompanying notes which are an integral part of the financial statements.

Annual Report

34

Statement of Changes in Net Assets
	Year ended	Year ended
	December 31,	December 31,
	2005	2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 14,994,846	$ 5,364,905
Net realized gain (loss)	51,221	(25,360)
Net increase in net assets resulting
from operations	15,046,067	5,339,545
Distributions to shareholders from net investment income .	(14,990,504)	(5,369,246)
Share transactions at net asset value of $1.00 per share
Proceeds from sales of shares	1,997,767,736	1,700,320,832
Reinvestment of distributions	14,776,226	5,288,351
Cost of shares redeemed	(1,980,752,974)	(1,623,280,855)
Net increase (decrease) in net assets and shares
resulting from share transactions	31,790,988	82,328,328
Total increase (decrease) in net assets	31,846,551	82,298,627

Net Assets
Beginning of period	770,058,226	687,759,599
End of period (including undistributed net investment
income of $75,163 and undistributed net investment
income of $70,820, respectively)	$ 801,904,777	$ 770,058,226

See accompanying notes which are an integral part of the financial statements.

35 Annual Report

Financial Highlights

Years ended December 31,	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period	$ 1.00	1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment
Operations
Net investment income	020	.008	.006	.011	.025
Distributions from net investment
income	(.020)	(.008)	(.006)	(.011)	(.025)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA	1.99%	.76%	.64%	1.13%	2.52%
Ratios to Average Net AssetsB
Expenses before reductions	54%	.54%	.54%	.54%	.55%
Expenses net of fee waivers,
if any	54%	.54%	.54%	.54%	.55%
Expenses net of all reductions	43%	.53%	.53%	.51%	.51%
Net investment income	1.98%	.77%	.64%	1.12%	2.47%
Supplemental Data
Net assets, end of period
(000 omitted)	$801,905	$770,058	$687,760	$652,072	$622,602

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur.
Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrange ments. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

36

Notes to Financial Statements

For the period ended December 31, 2005

1. Significant Accounting Policies.

Fidelity Ohio Municipal Income Fund (the income fund) is a fund of Fidelity Municipal Trust. Fidelity Ohio Municipal Money Market Fund (the money market fund) is a fund of Fidelity Municipal Trust II. On July 21, 2005, the Board of Trustees approved a change in the name of Spartan Ohio Municipal Income Fund to Fidelity Ohio Municipal Income Fund effective August 15, 2005. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. Each fund is authorized to issue an unlimited number of shares. Each fund may be affected by economic and political developments in the state of Ohio. Certain funds may invest in affiliated money market central funds (Money Market Central Funds) which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affili ates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require manage ment to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the income fund and the money market fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, each fund uses independent pricing services approved by the Board of Trustees to value their investments. For the income fund, debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securi ties. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open end mutual funds are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

As permitted by compliance with certain conditions under Rule 2a 7 of the 1940 Act, securities owned by the money market fund are valued at amortized cost which approximates value.

37 Annual Report

Notes to Financial Statements continued
1. Significant Accounting Policies continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, each fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distribu tions from realized gains, if any, are recorded on the ex dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, certain funds will claim a portion of the payment made to redeeming shareholders as a distribu tion for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to futures transactions, market discount, deferred trustees compensation, capital loss carryforwards, and losses deferred due to futures transactions.

The funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Annual Report

38

1. Significant Accounting Policies continued
Income Tax Information and Distributions to Shareholders continued

The tax basis components of distributable earnings and the federal tax cost as of period end were as follows for each fund:

	Cost for			Net Unrealized
	Federal Income	Unrealized	Unrealized	Appreciation/
	Tax Purposes	Appreciation	Depreciation	(Depreciation)
Fidelity Ohio Municipal
Income Fund	$407,729,677	$15,635,299	$(1,127,427)	$14,507,872
Fidelity Ohio Municipal Money
Market Fund	771,911,150	—	—	—

		Undistributed	Undistributed
		Ordinary	Long-term	Capital Loss
		Income	Capital Gain	Carryforward
Fidelity Ohio Municipal Income Fund		$—	$170,648	$—
Fidelity Ohio Municipal Money Market Fund		76,201	5,878	—

The tax character of distributions paid was as follows:

December 31, 2005
	Tax-exempt	Ordinary	Long-term
	Income	Income	Capital Gains	Total
Fidelity Ohio Municipal Income
Fund	$17,117,253	$—	$6,682,810	$23,800,063
Fidelity Ohio Municipal Money
Market Fund	14,990,504	—	—	14,990,504

December 31, 2004
	Tax-exempt	Ordinary	Long-term
	Income	Income	Capital Gains	Total
Fidelity Ohio Municipal Income
Fund	$17,922,650	$—	$4,676,940	$22,599,590
Fidelity Ohio Municipal Money
Market Fund	5,369,246	—	—	5,369,246

Short Term Trading (Redemption) Fees. Shares held in the income fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the fund and accounted for as an addition to paid in capital.

39 Annual Report

Notes to Financial Statements continued
2. Operating Policies.

Futures Contracts. The income fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund’s exposure to the underlying instrument, while selling futures tends to decrease a fund’s exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterpar ties do not perform under the contract’s terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settle ment price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transac tions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable fund’s Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, for the income fund aggregated $101,907,055 and $95,384,268, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the funds with investment manage ment related services for which the funds pay a monthly management fee. The manage ment fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each fund’s average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under manage ment decrease. For the period, each fund’s annual management fee rate expressed as a percentage of each fund’s average net assets was as follows:

	Individual	Group
	Rate	Rate	Total
Fidelity Ohio Municipal Income Fund	.25%	.12%	.37%
Fidelity Ohio Municipal Money Market Fund	.25%	.12%	.37%

Annual Report

40

4. Fees and Other Transactions with Affiliates continued

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the funds. Citibank has entered into a sub arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the funds’ transfer and shareholder servicing agent and accounting functions. The funds pay account fees and asset based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month. For the period, the transfer agent fees were equivalent to the following annual rates expressed as a percentage of average net assets:

Fidelity Ohio Municipal Income Fund	.08%
Fidelity Ohio Municipal Money Market Fund	.14%

Affiliated Central Funds. Certain funds may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM) an affiliate of FMR. The Money Market Central Funds do not pay a management fee.

5. Committed Line of Credit.

The income fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with each applicable fund’s custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable fund’s expenses. All of the applicable expense reductions are noted in the table below.

		Transfer
	Custody	Agent	Accounting
	expense	expense	expense
	reduction	reduction	reduction

Fidelity Ohio Municipal Income Fund	$7,033	$116,377	$—
Fidelity Ohio Municipal Money Market Fund	12,623	795,214	17,116

41 Annual Report

Notes to Financial Statements continued
7. Other.

The funds’ organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the perfor mance of their duties to the funds. In the normal course of business, the funds may also enter into contracts that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the funds. The risk of material loss from such claims is considered remote.

Annual Report

42

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Municipal Trust and Fidelity Municipal Trust II and the Shareholders of Fidelity Ohio Municipal Income Fund (formerly Spartan Ohio Municipal Income Fund) and Fidelity Ohio Municipal Money Market Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Ohio Municipal Income Fund (formerly Spartan Ohio Municipal Income Fund) (a fund of Fidelity Municipal Trust) and Fidelity Ohio Municipal Money Market Fund (a fund of Fidelity Municipal Trust II) at December 31, 2005 and the results of their operations, the changes in their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Municipal Trust’s and Fidelity Municipal Trust II’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the ac counting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP PricewaterhouseCoopers LLP Boston, Massachusetts February 9, 2006

43 Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trusts and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund’s activities, review contractual arrangements with companies that provide services to each fund, and review each fund’s performance. Except for William O. McCoy and Albert R. Gamper, Jr., each of the Trustees oversees 326 funds advised by FMR or an affiliate. Mr. McCoy oversees 328 funds advised by FMR or an affiliate. Mr. Gamper oversees 235 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instru ment signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The funds’ Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Edward C. Johnson 3d (75)

Year of Election or Appointment: 1984 or 1991

Trustee of Fidelity Municipal Trust (1984) and Fidelity Municipal Trust II (1991). Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc.

Annual Report

44

Name, Age; Principal Occupation Stephen P. Jonas (52)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of Ohio Municipal Money Market (2005 present) and Ohio Municipal Income (2005 present). He also serves as Senior Vice President of other Fidelity funds (2005 present). Mr. Jonas is Executive Director of FMR (2005 present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004 2005), Chief Administrative Officer (2002 2004), and Chief Financial Officer of FMR Co. (1998 2000). Mr. Jonas has been with Fidelity Investments since 1987 and has held various financial and management positions including Chief Financial Officer of FMR. In addition, he serves on the Boards of Boston Ballet (2003 present) and Simmons College (2003 present).

Robert L. Reynolds (53)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003 present) and Chief Operating Officer (2002 present) of FMR Corp. He also serves on the Board at Fidelity Investments Canada, Ltd. (2000 present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996 2000).

* Trustees have been determined to be “Interested Trustees” by virtue of, among other things, their affiliation with the trusts or various entities under common control with FMR.

45 Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205 5235.

Name, Age; Principal Occupation Dennis J. Dirks (57)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999 2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999 2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999 2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001 2003) and Chief Executive Officer and Board member of the Mortgage Backed Securities Clearing Corporation (2001 2003). Mr. Dirks also serves as a Trustee of Manhattan College (2005 present).

Albert R. Gamper, Jr. (63)

Year of Election or Appointment: 2006

Mr. Gamper also serves as a Trustee (2006 present) or Member of the Advisory Board (2005 present) of other investment companies advised by FMR. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987 1989; 1999 2001; 2002 2004), Chief Executive Officer (1987 2004), and President (1989 2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001 present), Chairman of the Board of Governors, Rutgers University (2004 present), and Chairman of the Board of Saint Barnabas Health Care System.

Annual Report

46

Name, Age; Principal Occupation Robert M. Gates (62)

Year of Election or Appointment: 1997

Dr. Gates is Chairman of the Independent Trustees (2006 present). Dr. Gates is President of Texas A&M University (2002 present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001 present), and Brinker International (restaurant management, 2003 present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999 2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (69)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (commu nication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineer ing and information technology support for the government), and HRL Laboratories (private research and development, 2004 present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000 present). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992 2002), Compaq (1994 2002), Automatic Data Processing, Inc. (ADP) (technology based business outsourcing, 1995 2002), INET Technologies Inc. (telecommu nications network surveillance, 2001 2004), and Teletech Holdings (cus tomer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid display.

47 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Marie L. Knowles (59)

Year of Election or Appointment: 2001

Prior to Ms. Knowles’ retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996 2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare ser vice, 2002 present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (61)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corpora tion (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004 present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005 present), as well as a member of the Council on Foreign Relations.

William O. McCoy (72)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chair man of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Frank lin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999 2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16 school system).

Annual Report

48

Name, Age; Principal Occupation Cornelia M. Small (61)

Year of Election or Appointment: 2005

Ms. Small is a member (2000 present) and Chairperson (2002 present) of the Investment Committee, and a member (2002 present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999 2000), Director of Global Equity Investments (1996 1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990 1997) and Scudder Kemper Investments (1997 1998). In addition, Ms. Small served as Co Chair (2000 2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (66)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board (2000 present) and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993 2000; 2002 2003), CEO (1995 2000; 2002 2004), and Chair man of the Executive Committee (2000 2004). Currently, he is a Direc tor of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corpo ration, Maersk Inc. (industrial conglomerate, 2002 present), and Metal mark Capital (private equity investment firm, 2005 present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (66)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993 2001). He cur rently serves as a member of the boards of Adelphia Communications Corporation (2003 present), Bausch & Lomb, Inc., and Revlon Inc. (2004 present).

49 Annual Report

Trustees and Officers - continued

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Municipal Trust and Fidelity Municipal Trust II. Vice Chairman and a Director of FMR, and Vice Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990 2003). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Walter C. Donovan (43)

Year of Election or Appointment: 2005

Vice President of Ohio Municipal Money Market and Ohio Municipal Income. Mr. Donovan also serves as Vice President of Fidelity’s High Income Funds (2005 present), Fidelity’s Fixed Income Funds (2005 present), certain Asset Allocation Funds (2005 present), and certain Balanced Funds (2005 present). Mr. Donovan also serves as Executive Vice President of FMR (2005 present) and FMRC (2005 present). Previously, Mr. Donovan served as Vice President and Director of Fidelity’s Interna tional Equity Trading group (1998 2005).

Charles S. Morrison (45)

Year of Election or Appointment: 2005

Vice President of Ohio Municipal Money Market. Mr. Morrison also serves as Vice President of Fidelity’s Money Market Funds (2005 present) and certain Asset Allocation Funds (2002 present). Previously, he served as Vice President of Fidelity’s Bond Funds (2002 2005) and certain Balanced Funds (2002 2005). He served as Vice President (2002 2005) and Bond Group Leader (2002 2005) of Fidelity Invest ments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002 present) and FMR (2002 present). Mr. Morrison joined Fidelity Investments in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

Annual Report

50

Name, Age; Principal Occupation David L. Murphy (57)

Year of Election or Appointment: 2002 or 2005

Vice President of Ohio Municipal Money Market (2002) and Ohio Municipal Income(2005). Mr. Murphy also serves as Vice President of Fidelity’s Money Market Funds (2002 present), certain Asset Allocation Funds (2003 present), Fidelity’s Investment Grade Bond Funds (2005 present), and Fidelity’s Balanced Funds (2005 present). He serves as Senior Vice President (2000 present) and Head (2004 present) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of FIMM (2003 present) and a Vice President of FMR (2000 present). Previously, Mr. Murphy served as Money Market Group Leader (2002 2004), Bond Group Leader (2000 2002), and Vice President of Fidelity’s Taxable Bond Funds (2000 2002) and Fidelity’s Municipal Bond Funds (2001 2002). Mr. Murphy joined Fidelity Invest ments in 1989 as a portfolio manager in the Bond Group.

Thomas J. Silvia (44)

Year of Election or Appointment: 2005

Vice President of Ohio Municipal Income. Mr. Silvia also serves as Vice President of Fidelity’s Bond Funds (2005 present), certain Balanced Funds (2005 present), certain Asset Allocation Funds (2005 present), and Senior Vice President and Bond Group Leader of the Fidelity Investments Fixed Income Division (2005 present). Previously, Mr. Silvia served as Director of Fidelity’s Taxable Bond portfolio managers (2002 2004) and a portfolio manager in the Bond Group (1997 2004).

Michael J. Marchese (48)

Year of Election or Appointment: 2004

Vice President of Ohio Municipal Money Market. Mr. Marchese also serves as Vice President of other funds advised by FMR. Prior to assum ing his current responsibilities, Mr. Marchese worked as a legal analyst and portfolio manager.

Douglas T. McGinley (40)

Year of Election or Appointment: 2004

Vice President of Ohio Municipal Income. Mr. McGinley also serves as Vice President of other funds advised by FMR. Prior to assuming his cur rent responsibilities, Mr. McGinley worked as an analyst and manager.

51 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Eric D. Roiter (57)

Year of Election or Appointment: 1998

Secretary of Ohio Municipal Money Market and Ohio Municipal Income. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001 present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001 present), Fidelity Management & Research (Far East) Inc. (2001 present), and Fidelity Investments Money Management, Inc. (2001 present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003 present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998 2005).

Stuart Fross (46)

Year of Election or Appointment: 2003

Assistant Secretary of Ohio Municipal Money Market and Ohio Municipal Income. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003 present), Vice President and Secretary of FDC (2005 present), and is an employee of FMR.

Christine Reynolds (47)

Year of Election or Appointment: 2004

President, Treasurer, and Anti Money Laundering (AML) officer of Ohio Municipal Money Market and Ohio Municipal Income. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980 2002), where she was most recently an audit partner with PwC’s investment management practice.

Annual Report

52

Name, Age; Principal Occupation Paul M. Murphy (58)

Year of Election or Appointment: 2005

Chief Financial Officer of Ohio Municipal Money Market and Ohio Municipal Income. Mr. Murphy also serves as Chief Financial Officer of other Fidelity funds (2005 present). He also serves as Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS).

Kenneth A. Rathgeber (58)

Year of Election or Appointment: 2004

Chief Compliance Officer of Ohio Municipal Money Market and Ohio Municipal Income. Mr. Rathgeber also serves as Chief Compliance Offi cer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Invest ments Institutional Services Company, Inc. (1998 2002).

John R. Hebble (47)

Year of Election or Appointment: 2003

Deputy Treasurer of Ohio Municipal Money Market and Ohio Municipal Income. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002 2003) and Assistant Treasurer of the Scudder Funds (1998 2003).

Bryan A. Mehrmann (44)

Year of Election or Appointment: 2005

Deputy Treasurer of Ohio Municipal Money Market and Ohio Munici pal Income. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institu tional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998 2004).

Kimberley H. Monasterio (42)

Year of Election or Appointment: 2004

Deputy Treasurer of Ohio Municipal Money Market and Ohio Municipal Income. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000 2004) and Chief Financial Officer (2002 2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC

(2000 2004).

53 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Kenneth B. Robins (36)

Year of Election or Appointment: 2005

Deputy Treasurer of Ohio Municipal Money Market and Ohio Municipal Income. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2004 present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG’s department of professional practice (2002 2004) and a Senior Manager (1999 2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000 2002).

Robert G. Byrnes (39)

Year of Election or Appointment: 2005

Assistant Treasurer of Ohio Municipal Money Market and Ohio Municipal Income. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003 2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000 2003).

John H. Costello (59)

Year of Election or Appointment: 1986 or 1989

Assistant Treasurer of Ohio Municipal Money Market (1989) and Ohio Municipal Income (1986). Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Peter L. Lydecker (51)

Year of Election or Appointment: 2004

Assistant Treasurer of Ohio Municipal Money Market and Ohio Municipal Income. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Mark Osterheld (50)

Year of Election or Appointment: 2002

Assistant Treasurer of Ohio Municipal Money Market and Ohio Municipal Income. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Gary W. Ryan (47)

Year of Election or Appointment: 2005

Assistant Treasurer of Ohio Municipal Money Market and Ohio Municipal Income. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999 2005).

Annual Report

54

Name, Age; Principal Occupation Salvatore Schiavone (40)

Year of Election or Appointment: 2005

Assistant Treasurer of Ohio Municipal Money Market and Ohio Municipal Income. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003 2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996 2003).

55 Annual Report

Distributions

The Board of Trustees of Fidelity Ohio Municipal Income Fund voted to pay on February 6, 2006, to shareholders of record at the opening of business on February 3, 2006, a distribution of $.01 per share derived from capital gains realized from sales of portfolio securities.

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended 2005, or, if subsequently determined to be different, the net capital gain of such year.

Fund	December 31, 2005
Fidelity Ohio Municipal Income Fund	$6,598,981
Fidelity Ohio Municipal Money Market Fund	$25,859

During fiscal year ended 2005, 100% of the Fidelity Ohio Municipal Income Fund and Fidelity Ohio Municipal Money Market Fund’s income dividends was free from federal income tax, and 4.95% and 44.96% of Fidelity Ohio Municipal Income Fund and Fidelity Ohio Municipal Money Market Fund’s income dividends were subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2006 of amounts for use in preparing 2005 income tax returns.

Annual Report

56

Proxy Voting Results

A special meeting of Fidelity Ohio Municipal Money Market Fund’s shareholders was held on January 18, 2006. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of	% of
	Votes	Votes

Dennis J. Dirks
Affirmative	667,201,902.33	95.261
Withheld	33,193,298.35	4.739
TOTAL	700,395,200.68	100.000
Albert R. Gamper, Jr.
Affirmative	667,477,031.41	95.300
Withheld	32,918,169.27	4.700
TOTAL	700,395,200.68	100.000
Robert M. Gates
Affirmative	666,308,716.35	95.133
Withheld	34,086,484.33	4.867
TOTAL	700,395,200.68	100.000
George H. Heilmeier
Affirmative	664,652,778.09	94.897
Withheld	35,742,422.59	5.103
TOTAL	700,395,200.68	100.000
Abigail P. Johnson
Affirmative	664,170,496.79	94.828
Withheld	36,224,703.89	5.172
TOTAL	700,395,200.68	100.000
Edward C. Johnson 3d
Affirmative	663,788,907.22	94.773
Withheld	36,606,293.46	5.227
TOTAL	700,395,200.68	100.000
Stephen P. Jonas
Affirmative	667,006,752.59	95.233
Withheld	33,388,448.09	4.767
TOTAL	700,395,200.68	100.000

	# of	% of
	Votes	Votes

Marie L. Knowles
Affirmative	666,373,338.05	95.142
Withheld	34,021,862.63	4.858
TOTAL	700,395,200.68	100.000

Ned C. Lautenbach
Affirmative	666,334,938.56	95.137
Withheld	34,060,262.12	4.863
TOTAL	700,395,200.68	100.000

William O. McCoy
Affirmative	665,764,692.27	95.056
Withheld	34,630,508.41	4.944
TOTAL	700,395,200.68	100.000

Robert L. Reynolds
Affirmative	667,335,421.55	95.280
Withheld	33,059,779.13	4.720
TOTAL	700,395,200.68	100.000

Cornelia M. Small
Affirmative	667,579,724.56	95.315
Withheld	32,815,476.12	4.685
TOTAL	700,395,200.68	100.000

William S. Stavropoulos
Affirmative	665,215,267.33	94.977
Withheld	35,179,933.35	5.023
TOTAL	700,395,200.68	100.000

Kenneth L. Wolfe
Affirmative	666,060,714.08	95.098
Withheld	34,334,486.60	4.902
TOTAL	700,395,200.68	100.000

A Denotes trust-wide proposal and voting results.

57 Annual Report

Proxy Voting Results - continued

A special meeting of Fidelity Ohio Municipal Income Fund’s shareholders was held on January 18, 2006. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of	% of
	Votes	Votes

Dennis J. Dirks
Affirmative	4,012,578,790.76	95.238
Withheld	200,653,306.55	4.762
TOTAL	4,213,232,097.31	100.000
Albert R. Gamper, Jr.
Affirmative	4,015,643,707.84	95.310
Withheld	197,588,389.47	4.690
TOTAL	4,213,232,097.31	100.000
Robert M. Gates
Affirmative	4,004,345,809.00	95.042
Withheld	208,886,288.31	4.958
TOTAL	4,213,232,097.31	100.000
George H. Heilmeier
Affirmative	4,008,127,523.93	95.132
Withheld	205,104,573.38	4.868
TOTAL	4,213,232,097.31	100.000
Abigail P. Johnson
Affirmative	3,993,175,527.66	94.777
Withheld	220,056,569.65	5.223
TOTAL	4,213,232,097.31	100.000
Edward C. Johnson 3d
Affirmative	3,987,333,615.26	94.638
Withheld	225,898,482.05	5.362
TOTAL	4,213,232,097.31	100.000
Stephen P. Jonas
Affirmative	4,010,007,680.52	95.177
Withheld	203,224,416.79	4.823
TOTAL	4,213,232,097.31	100.000

	# of	% of
	Votes	Votes

Marie L. Knowles
Affirmative	4,010,231,303.96	95.182
Withheld	203,000,793.35	4.818
TOTAL	4,213,232,097.31	100.000

Ned C. Lautenbach
Affirmative	4,009,136,177.44	95.156
Withheld	204,095,919.87	4.844
TOTAL	4,213,232,097.31	100.000

William O. McCoy
Affirmative	4,001,996,735.35	94.986
Withheld	211,235,361.96	5.014
TOTAL	4,213,232,097.31	100.000

Robert L. Reynolds
Affirmative	4,010,560,206.65	95.190
Withheld	202,671,890.66	4.810
TOTAL	4,213,232,097.31	100.000

Cornelia M. Small
Affirmative	4,011,161,760.21	95.204
Withheld	202,070,337.10	4.796
TOTAL	4,213,232,097.31	100.000

William S. Stavropoulos
Affirmative	4,001,217,912.57	94.968
Withheld	212,014,184.74	5.032
TOTAL	4,213,232,097.31	100.000

Kenneth L. Wolfe
Affirmative	4,011,439,868.05	95.211
Withheld	201,792,229.26	4.789
TOTAL	4,213,232,097.31	100.000

A Denotes trust-wide proposal and voting results.

Annual Report 58

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll free number to access account balances, positions, quotes and trading. It’s easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

By PC

Fidelity’s web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

* When you call the quotes line, please remember that a fund’s yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guar anteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

59 Annual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Advisers
Fidelity Investments Money
Management, Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors
(U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agents
Citibank, N.A.
New York, NY
Fidelity Service Company, Inc.
Boston, MA
Custodian
Citibank, N.A.
New York, NY

The Fidelity Telephone Connection
Mutual Fund 24-Hour Service
Exchanges/Redemptions
and Account Assistance	1-800-544-6666
Product Information	1-800-544-6666
Retirement Accounts	1-800-544-4774
(8 a.m. - 9 p.m.)
TDD Service	1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
Telephone (FAST® ) (automated phone logo)	1-800-544-5555
(automated phone logo) Automated lines for quickest service

OFF UANN-0206 1.787739.102

Fidelity® Pennsylvania Municipal Income Fund (formerly Spartan® Pennsylvania Municipal Income Fund) and Fidelity Pennsylvania Municipal Money Market Fund

Annual Report December 31, 2005

Contents

Chairman’s Message	4	Ned Johnson’s message to shareholders
Performance	5	How the fund has done over time.
Management’s	6	The manager’s review of fund performance,
Discussion		strategy and outlook.
Shareholder Expense	7	An example of shareholder expenses.
Example
Fidelity Pennsylvania Municipal Income Fund
Investment Changes	9	A summary of major shifts in the fund’s
		investments over the past six months.
Investments	10	A complete list of the fund’s investments with
		their market values.
Financial Statements	18	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Fidelity Pennsylvania Municipal Money Market Fund
Investment Changes/	22	A summary of major shifts in the fund’s
Performance		investments over the past six months.
Investments	23	A complete list of the fund’s investments.
Financial Statements	30	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	34	Notes to the Financial Statements
Report of	41
Independent
Registered Public
Accounting Firm
Trustees and Officers	42
Distributions	54
Proxy Voting Results	55

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended
June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commis sion’s (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies, Inc.
and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Annual Report 2

This report and the financial statements contained herein are submitted for the general in-
formation of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference
Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference
Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.fidelity.com/holdings.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the funds nor Fidelity Distributors Corporation is a bank.

3 Annual Report

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind every one where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission’s forward pricing rules or were involved in so called “market timing” activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that some one could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner and in every other. But I underscore again that Fidelity has no so called “agreements” that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee which is returned to the fund and, therefore, to investors to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors’ holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report 4

Fidelity Pennsylvania Municipal Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund’s dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of perfor mance each year. The $10,000 table and the fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns
Periods ended December 31, 2005	Past 1	Past 5	Past 10
	year	years	years
Fidelity® PA Municipal Income Fund	2.70%	5.22%	5.26%

$10,000 Over 10 Years

Let’s say hypothetically that $10,000 was invested in Fidelity® Pennsylvania Municipal Income Fund on December 31, 1995. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® Municipal Bond Index performed over the same period.

5 Annual Report

5

Fidelity Pennsylvania Municipal Income Fund

Management’s Discussion of Fund Performance

Comments from Mark Sommer, Portfolio Manager of Fidelity® Pennsylvania Municipal Income Fund

For the third consecutive year, the municipal bond market outperformed taxable bonds. The Lehman Brothers® Municipal Bond Index rose 3.51% for the year ending December 31, 2005. The taxable bond market, as measured by the Lehman Brothers Aggregate Bond Index, advanced 2.43% . Muni bonds were attractively valued relative to Treasuries, partic ularly as tax free bond yields drew closer to those of high quality government bonds. Sub sequently, the tax advantage of munis was compelling to such atypical investors in the asset class as hedge funds, corporations and taxable bond investors. The strong demand helped offset heavy issuance, particularly at the longer term end of the spectrum. The Federal Reserve Board raised short term interest rates eight times during the year, but long term rates remained persistently low, making the cost of borrowing more affordable for muni issuers. Still, absolute returns finished well below their historical averages. In addition to the rate hikes, surging energy prices pushed inflation higher, a condition further exacer bated by the damage to energy production facilities caused by Hurricane Katrina.

The fund returned 2.70% for the 12 months ending December 31, 2005. During the same period, the LipperSM Pennsylvania Municipal Debt Funds Average gained 3.11% and the Lehman Brothers Pennsylvania Enhanced Municipal Bond Index rose 3.31% . Pennsylvania’s municipal market was helped by improving creditworthiness for many issuers and per formed roughly in line with the national muni market. My focus on high quality securities caused the fund to lag the Lehman Brothers index and also, I suspect, the Lipper peer group average. Lower quality munis outpaced higher quality munis, buoyed by robust demand from investors seeking higher yields, particularly in the first half of the period. In contrast, the fund’s performance was aided by its comparatively large stake relative to the index in bonds that were prerefunded during the period, a process that helped boost the bonds’ returns. Throughout the year, I kept the fund’s interest rate sensitivity in line with the Pennsylvania market as a whole, as measured by the Lehman Brothers index. Not surprisingly, that strategy had no material impact on the fund’s performance relative to the index.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

6 6

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2005 to December 31, 2005).

Actual Expenses

The first line of the table below for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below for each fund provides information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

7 Annual Report

Shareholder Expense Example continued

			Expenses Paid
			During Period*
	Beginning	Ending	July 1, 2005
	Account Value	Account Value	to December 31,
	July 1, 2005	December 31, 2005	2005
Fidelity Pennsylvania Municipal
Income Fund
Actual	$1,000.00	$1,004.80	$2.53
HypotheticalA	$1,000.00	$1,022.68	$2.55
Fidelity Pennsylvania Municipal
Money Market Fund
Actual	$1,000.00	$1,011.30	$2.53
HypotheticalA	$1,000.00	$1,022.68	$2.55

A 5% return per year before expenses

* Expenses are equal to each Fund’s annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period).

Annualized
Expense Ratio
Fidelity Pennsylvania Municipal Income Fund	50%
Fidelity Pennsylvania Municipal Money Market Fund	50%

Annual Report

8

Fidelity Pennsylvania Municipal Income Fund
Investment Changes

Top Five Sectors as of December 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
General Obligations	35.8	30.0
Escrowed/Pre Refunded	12.8	16.9
Education	11.3	12.9
Transportation	10.9	13.3
Water & Sewer	9.2	9.6
Average Years to Maturity as of December 31, 2005
		6 months ago
Years	12.2	12.9

Average years to maturity is based on the average time remaining to the stated maturity date of each bond, weighted by the market value of each bond.

Duration as of December 31, 2005
6 months ago
Years	6.1	6.0

Duration shows how much a bond fund’s price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund’s performance and share price. Accordingly, a bond fund’s actual performance may differ from this example.

We have used ratings from Moody’s® Investors Services, Inc. Where Moody’s ratings are not available, we have used S&P® ratings.

9 Annual Report

Fidelity Pennsylvania Municipal Income Fund
Investments December 31, 2005
Showing Percentage of Net Assets

Municipal Bonds 97.6%
	Principal	Value
	Amount	(Note 1)
Guam 0.1%
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. 5.875%
7/1/35	$275,000	$288,497
New Jersey/Pennsylvania – 1.3%
Delaware River Joint Toll Bridge Commission Bridge Rev. 5.25%
7/1/19 (Pre-Refunded to 7/1/13 @ 100) (d)	1,000,000	1,098,520
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
(Port District Proj.) Series A, 5.5% 1/1/18 (FSA Insured)	2,000,000	2,187,300
Series 1999, 6% 1/1/18 (FSA Insured)	700,000	764,897
		4,050,717

Pennsylvania – 92.9%
Allegheny County Arpt. Rev. (Pittsburgh Int’l. Arpt. Proj.):
Series A1:
5.75% 1/1/07 (MBIA Insured) (c)	1,500,000	1,532,220
5.75% 1/1/08 (MBIA Insured) (c)	1,000,000	1,040,130
5.75% 1/1/11 (MBIA Insured) (c)	2,000,000	2,141,920
5.75% 1/1/12 (MBIA Insured) (c)	3,000,000	3,237,360
5.75% 1/1/14 (MBIA Insured) (c)	3,000,000	3,268,200
5.75% 1/1/09 (MBIA Insured) (c)	3,000,000	3,157,740
Allegheny County Gen. Oblig. Series C55, 5.375% 11/1/15
(MBIA Insured)	3,535,000	3,864,427
Allegheny County Higher Ed. Bldg. Auth. Univ. Rev.:
(Carnegie Mellon Univ. Proj.):
5.125% 3/1/32	1,700,000	1,767,592
5.25% 3/1/32	2,000,000	2,103,900
(Duquesne Univ. Proj.) 6.5% 3/1/10 (AMBAC Insured)	400,000	446,012
Allegheny County Hosp. Dev. Auth. Rev.
(Health Ctr.-UPMC Health Sys. Proj.) Series A:
4.625% 8/1/12 (MBIA Insured)	1,000,000	1,029,650
4.625% 8/1/14 (MBIA Insured)	3,560,000	3,646,401
5.55% 4/1/12 (MBIA Insured)	2,845,000	2,968,388
Allegheny County Indl. Dev. Auth. Rev. (Watson Institute Ed.
Ctr. Proj.) 3.375%, tender 5/1/08, LOC PNC Bank NA,
Pittsburgh (b)	3,000,000	2,975,760
Allegheny County San. Auth. Swr. Rev.:
0% 12/1/12 (Escrowed to Maturity) (d)	2,260,000	1,718,730
5.5% 12/1/30 (MBIA Insured)	305,000	328,445
5.5% 12/1/30 (Pre-Refunded to 12/1/10 @ 101) (d)	1,695,000	1,847,211
Annville-Cleona School District:
6% 3/1/28 (FSA Insured)	1,500,000	1,728,015
6% 3/1/31 (FSA Insured)	1,975,000	2,273,581

See accompanying notes which are an integral part of the financial statements.

Annual Report

10

Municipal Bonds continued
	Principal	Value
	Amount	(Note 1)
Pennsylvania – continued
Bristol Borough School District:
5.25% 3/1/25 (FSA Insured)	$2,400,000	$2,604,168
5.25% 3/1/31 (FSA Insured)	4,995,000	5,354,190
Bucks County Indl. Dev. Auth. Wtr. Facilities Rev.
(Pennsylvania Suburban Wtr. Co. Proj.) Series 2002, 5.55%
9/1/32 (FGIC Insured) (c)	1,870,000	1,982,686
Butler Area School District:
Series A:
0% 10/1/27 (FGIC Insured)	1,500,000	536,040
0% 9/15/28 (FGIC Insured)	1,000,000	339,290
0% 9/15/29 (FGIC Insured)	2,705,000	871,064
0% 11/15/19 (Pre-Refunded to 11/15/07 @ 50.177) (d)	5,650,000	2,660,190
Canon McMillan School District:
Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	8,995,000	9,819,212
Series 2002 B, 5.75% 12/1/35 (FGIC Insured)	2,500,000	2,761,600
Central York School District 5.5% 6/1/16 (FGIC Insured)	2,000,000	2,192,820
Chester County Health & Ed. Facilities Auth. Health Sys. Rev.
(Jefferson Health Sys. Proj.) Series B:
5% 5/15/08 (AMBAC Insured)	600,000	621,720
5.25% 5/15/22 (AMBAC Insured)	1,450,000	1,505,245
Cumberland County Muni. Auth. College Rev. (Dickerson
College Proj.) Series A, 5.5% 11/1/30
(AMBAC Insured)	4,200,000	4,486,860
Delaware County Auth. College Rev. (Haverford College Proj.):
5.75% 11/15/29	5,000,000	5,449,500
6% 11/15/30	3,620,000	4,012,299
Delaware County Indl. Dev. Auth. Rev.
(Philadelphia Suburban Wtr. Co. Proj.) 6% 6/1/29
(FGIC Insured) (c)	2,500,000	2,704,375
Delaware County Reg’l. Wtr. Quality Cont. Auth. Swr. Rev.
Series 2001, 5.25% 5/1/12 (FGIC Insured)	2,165,000	2,353,377
Erie School District 0% 9/1/30 (AMBAC Insured)	4,000,000	1,221,360
Erie County Gen. Oblig. Series 2005 A, 5.5% 9/1/21
(FGIC Insured)	1,770,000	2,047,430
Harrisburg Auth. Dauphin County School Rev. (Harrisburg
School District Rfdg. Proj.) 5.5% 4/1/14 (FGIC Insured)	1,655,000	1,815,651
Harrisburg Auth. Rev. (Pooled Bond Prog.) Series I, 5.625%
4/1/15 (Pre-Refunded to 4/1/06 @ 102) (d)	445,000	456,321
Harrisburg Auth. Wtr. Rev. 5.75% 7/15/12 (FGIC Insured)	1,115,000	1,228,897

See accompanying notes which are an integral part of the financial statements.

11 Annual Report

Fidelity Pennsylvania Municipal Income Fund
Investments continued

Municipal Bonds continued
	Principal	Value
	Amount	(Note 1)
Pennsylvania – continued
Kennett Consolidated School District Series A, 5.25% 2/15/15
(FGIC Insured)	$1,310,000	$1,426,485
Luzerne County Indl. Dev. Auth. Wtr. Facilities Rev.
(Pennsylvania-American Wtr. Co. Proj.) 3.6%, tender
12/1/09 (AMBAC Insured) (b)(c)	2,000,000	1,985,560
Montgomery County Higher Ed. & Health Auth. Hosp. Rev.
(Abington Memorial Hosp. Proj.) Series A:
6% 6/1/09 (AMBAC Insured)	2,365,000	2,557,133
6% 6/1/16 (AMBAC Insured)	1,000,000	1,160,510
Montgomery County Higher Ed. & Health Auth. Rev. (Health
Care-Holy Redeemer Health Proj.) Series A, 5.5% 10/1/08
(AMBAC Insured)	1,000,000	1,044,200
Muhlenberg School District Series AA, 5.375% 9/1/15
(FGIC Insured)	1,055,000	1,157,050
Northumberland County Auth. Commonwealth Lease Rev.
(State Correctional Facilities Proj.) 0% 10/15/10
(Escrowed to Maturity) (d)	1,000,000	838,530
Owen J. Roberts School District 5.5% 8/15/19
(Pre-Refunded to 8/15/12 @ 100) (d)	1,525,000	1,694,062
Pennsbury School District 5.5% 1/15/17 (FGIC Insured)	2,160,000	2,366,582
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Amtrak Proj.) Series 2001 A:
6.25% 11/1/31 (c)	3,300,000	3,528,525
6.375% 11/1/41 (c)	1,300,000	1,394,393
(Shippingport Proj.) Series A, 4.35%, tender
6/1/10 (b)(c)	1,500,000	1,473,690
Pennsylvania Gen. Oblig.:
First Series:
5% 7/1/19	2,500,000	2,687,600
5.25% 2/1/14	125,000	135,165
5.25% 2/1/18 (Pre-Refunded to 2/1/12 @ 100) (d)	1,250,000	1,364,413
Second Series:
0% 7/1/07 (AMBAC Insured)	1,770,000	1,681,624
5.25% 6/1/15 (FSA Insured)	3,350,000	3,686,474
5.75% 10/1/16 (Pre-Refunded to
10/1/09 @ 101) (d)	475,000	518,919
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ. Proj.):
Series A:
5% 5/1/16 (MBIA Insured)	1,135,000	1,228,047
5% 5/1/18 (MBIA Insured)	1,220,000	1,310,158

See accompanying notes which are an integral part of the financial statements.

Annual Report

12

Municipal Bonds continued
	Principal	Value
	Amount	(Note 1)
Pennsylvania – continued
Pennsylvania Higher Edl. Facilities Auth. Rev.: - continued
(Drexel Univ. Proj.):
6% 5/1/24 (Pre-Refunded to 5/1/09 @ 100) (d)	$4,075,000	$4,408,946
6% 5/1/29 (Pre-Refunded to 5/1/09 @ 100) (d)	3,470,000	3,754,367
(Lafayette College Proj.) 6% 5/1/30	2,500,000	2,730,700
(Temple Univ. Proj.) 5.375% 7/15/19 (MBIA Insured)	1,000,000	1,082,330
(Univ. of Pennsylvania Health Systems Proj.) Series A, 5%
8/15/17 (AMBAC Insured)	3,000,000	3,202,740
(UPMC Health Sys. Proj.):
Series 1999 A:
5.25% 8/1/10 (FSA Insured)	1,000,000	1,061,200
5.25% 8/1/11 (FSA Insured)	1,000,000	1,068,480
Series 2001 A:
6% 1/15/22	400,000	439,384
6% 1/15/31	1,000,000	1,094,150
Series 2000 S, 5.5% 6/15/15 (AMBAC Insured)	500,000	538,275
Pennsylvania Hsg. Fin. Agcy. Series 54A, 5.375%
10/1/28 (c)	330,000	330,561
Pennsylvania Indl. Dev. Auth. Rev.:
5.5% 7/1/16 (AMBAC Insured)	1,080,000	1,193,821
7% 1/1/07 (AMBAC Insured)	1,000,000	1,036,000
Pennsylvania Pub. School Bldg. Auth. School Rev.:
(Northwestern School District Proj.) Series E, 5.75%
1/15/19 (FGIC Insured)	500,000	532,050
(Philadelphia School District Proj.) 5% 6/1/33
(FSA Insured)	3,085,000	3,185,016
Pennsylvania State Univ.:
5% 9/1/29	1,550,000	1,633,654
5% 9/1/35	4,485,000	4,694,584
Pennsylvania Tpk. Commission Registration Fee Rev.
Series 2001, 5.5% 7/15/33 (Pre-Refunded to 7/15/11 @
101) (d)	1,000,000	1,106,910
Pennsylvania Tpk. Commission Tpk. Rev. Series S, 5.625%
6/1/12 (FGIC Insured)	2,000,000	2,215,840
Philadelphia Arpt. Rev.:
Series 1998, 5.375% 6/15/10 (FGIC Insured) (c)	2,000,000	2,115,580
5.375% 6/15/11 (FGIC Insured) (c)	3,770,000	3,988,773
6% 6/15/08 (FGIC Insured) (c)	3,000,000	3,152,610
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) 17th Series:
5% 7/1/07 (FSA Insured)	4,000,000	4,088,040
5% 7/1/08 (FSA Insured)	1,000,000	1,038,110

See accompanying notes which are an integral part of the financial statements.

13 Annual Report

Fidelity Pennsylvania Municipal Income Fund
Investments continued

Municipal Bonds continued
		Principal	Value
		Amount	(Note 1)
Pennsylvania – continued
Philadelphia Gas Works Rev.: – continued
(1998 Gen. Ordinance Proj.) 4th Series, 5.25% 8/1/17
(FSA Insured)		$2,290,000	$2,461,407
Series A1, 5.25% 9/1/18 (Assured Guaranty Ltd. Insured)	.	3,340,000	3,569,592
Third Series, 5% 8/1/06 (FSA Insured)		1,000,000	1,009,480
Philadelphia Gen. Oblig. 5.25% 9/15/12 (FSA Insured)		2,455,000	2,635,590
Philadelphia Hosp. & Higher Ed. Facilities Auth. Health Sys.
Rev. (Jefferson Health Sys. Proj.) Series A:
5% 5/15/09		1,000,000	1,039,180
5.5% 5/15/08		1,000,000	1,043,280
Philadelphia Hosps. & Higher Ed. Facilities Auth. Hosp. Rev.
(Jeanes Hosp. Proj.) 5.875% 7/1/17 (Pre-Refunded to
7/1/07 @ 102) (d)		340,000	359,349
Philadelphia Muni. Auth. Rev.:
(Muni. Svcs. Bldg. Lease Prog.) 0% 3/15/11 (FSA Insured)	.	1,000,000	815,720
Series B, 5.25% 11/15/11 (FSA Insured)		2,000,000	2,168,480
Philadelphia Redev. Auth. Rev. (Philadelphia Neighborhood
Transformation Initiative Proj.) Series 2005 C, 5% 4/15/31
(FGIC Insured)		1,000,000	1,046,790
Philadelphia School District:
Series 2002 A, 5.5% 2/1/26 (Pre-Refunded to 2/1/12 @
100) (d)		3,565,000	3,929,343
Series 2004 D, 5.25% 6/1/34 (FGIC Insured)		2,785,000	2,963,797
Series 2005 D:
5.5% 6/1/16 (FSA Insured)		2,030,000	2,279,670
5.5% 6/1/17 (FSA Insured)		2,125,000	2,395,853
Series A, 5.75% 2/1/16 (Pre-Refunded to 2/1/11 @
100) (d)		500,000	552,100
Series B, 5.625% 8/1/15 (Pre-Refunded to 8/1/12 @
100) (d)		1,500,000	1,671,675
Series D, 5.125% 6/1/34 (FGIC Insured)		1,800,000	1,897,254
Philadelphia Wtr. & Wastewtr. Rev.:
Series 14, 0% 10/1/08 (MBIA Insured)		5,300,000	4,793,638
Series A:
5% 11/1/31 (FGIC Insured)		1,075,000	1,110,669
5.375% 11/1/19 (FGIC Insured)		3,000,000	3,268,290
Pittsburgh Gen. Oblig.:
Series 2003 A:
5.5% 9/1/16 (AMBAC Insured)		5,000,000	5,394,050
5.75% 9/1/22 (Pre-Refunded to 9/1/09 @ 100) (d)		800,000	862,648

See accompanying notes which are an integral part of the financial statements.

Annual Report

14

Municipal Bonds continued
	Principal	Value
	Amount	(Note 1)
Pennsylvania – continued
Pittsburgh Gen. Oblig.: – continued
Series 2003 D, 5% 9/1/06 (FGIC Insured)	$250,000	$ 252,870
Series A:
5% 9/1/11 (MBIA Insured)	5,000,000	5,331,350
6% 3/1/07 (MBIA Insured)	2,735,000	2,816,011
Pittsburgh School District:
Series A, 5% 9/1/08 (MBIA Insured) (a)	3,080,000	3,172,338
Series C:
0% 8/1/07 (AMBAC Insured)	2,610,000	2,472,584
0% 8/1/08 (AMBAC Insured)	2,000,000	1,820,480
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series A,
6.5% 9/1/13 (FGIC Insured)	10,000,000	11,544,495
Quaker Valley School District 5.5% 4/1/25 (Pre-Refunded to
4/1/14 @ 100) (d)	1,020,000	1,146,990
Scranton-Lackawanna Health & Welfare Auth. Rev. (Cmnty.
Med. Ctr. Proj.) 5.5% 7/1/12 (MBIA Insured)	3,375,000	3,558,870
Spring-Ford Area School District:
5.375% 4/1/16 (FSA Insured)	790,000	858,943
5.375% 4/1/17 (FSA Insured)	830,000	898,118
5.375% 4/1/18 (FSA Insured)	875,000	946,313
Upper Saint Clair Township School District 5.375% 7/15/16
(FSA Insured)	1,855,000	2,023,601
West Allegheny School District Series B, 5.25% 2/1/12
(FGIC Insured)	1,850,000	2,018,276
Westmoreland County Gen. Oblig.:
0% 8/1/15 (Escrowed to Maturity) (d)	4,290,000	2,889,916
0% 8/1/16 (Escrowed to Maturity) (d)	2,955,000	1,888,511
Westmoreland County Indl. Dev. Auth. Rev. (Nat’l. Waste &
Energy Corp./Valley Landfill Expansion Proj.) 5.1%, tender
5/1/09 (b)(c)	2,700,000	2,780,379
Westmoreland County Muni. Auth. Muni. Svc. Rev.:
Series A:
0% 8/15/19 (FGIC Insured)	5,000,000	2,735,700
0% 8/15/20 (FGIC Insured)	2,500,000	1,301,125
Series C, 0% 8/15/17 (Escrowed to Maturity) (d)	2,500,000	1,511,675
York City Swr. Auth. Swr. Rev. 0% 12/1/12 (MBIA Insured)	3,235,000	2,447,633
York County School of Technology Auth. Lease Rev.:
5.375% 2/15/18 (FGIC Insured)	1,000,000	1,088,850
5.5% 2/15/23 (FGIC Insured)	1,070,000	1,168,440
		284,972,541

See accompanying notes which are an integral part of the financial statements.

15 Annual Report

Fidelity Pennsylvania Municipal Income Fund
Investments continued

Municipal Bonds continued
	Principal	Value
	Amount	(Note 1)
Puerto Rico 3.3%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev.
Series Y, 5.5% 7/1/36 (FSA Insured)	$400,000	$ 445,184
Puerto Rico Commonwealth Infrastructure Fing. Auth.:
Series 2000 A, 5.5% 10/1/32 (Escrowed to Maturity) (d)	2,455,000	2,665,123
Series C, 5.5% 7/1/25 (AMBAC Insured)	2,500,000	2,918,600
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series II, 5.375% 7/1/16 (MBIA Insured)	1,000,000	1,097,050
Series QQ, 5.25% 7/1/13 (XL Cap. Assurance, Inc. Insured)	500,000	548,915
Puerto Rico Muni. Fin. Agcy. Series 2005 C, 5.25% 8/1/17
(FSA Insured)	2,000,000	2,237,600
		9,912,472

TOTAL MUNICIPAL BONDS
(Cost $288,337,394)		299,224,227

Municipal Notes 0.6%

Pennsylvania – 0.6%
Philadelphia Wtr. & Wastewtr. Rev. Participating VRDN
Series SG 158, 3.54% (Liquidity Facility Societe Generale) (b)(e)
(Cost $2,000,000)	2,000,000	2,000,000

TOTAL INVESTMENT PORTFOLIO 98.2%
(Cost $290,337,394)		301,224,227

NET OTHER ASSETS – 1.8%		5,507,755
NET ASSETS 100%		$ 306,731,982

Security Type Abbreviation
VRDN — VARIABLE RATE DEMAND NOTE

Legend (a) Security or a portion of the security purchased on a delayed delivery or when-issued basis. (b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(c) Private activity obligations whose
interest is subject to the federal
alternative minimum tax for individuals.

(d) Security collateralized by an amount
sufficient to pay interest and principal.

(e) Provides evidence of ownership in one
or more underlying municipal bonds.

See accompanying notes which are an integral part of the financial statements.

Annual Report 16

Other Information

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:

General Obligations	35.8%
Escrowed/Pre Refunded	12.8%
Education	11.3%
Transportation	10.9%
Water & Sewer	9.2%
Health Care	8.6%
Electric Utilities	6.2%
Others* (individually less than 5%)	5.2%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

17 Annual Report

Fidelity Pennsylvania Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities
		December 31, 2005

Assets
Investment in securities, at value
See accompanying schedule:
Unaffiliated issuers (cost $290,337,394)		$301,224,227
Cash		5,687,002
Receivable for fund shares sold		208,594
Interest receivable		3,748,888
Prepaid expenses		1,524
Other receivables		26,414
Total assets		310,896,649

Liabilities
Payable for investments purchased
Regular delivery	$78,905
Delayed delivery	3,179,700
Payable for fund shares redeemed	422,188
Distributions payable	316,614
Accrued management fee	95,309
Other affiliated payables	27,172
Other payables and accrued expenses	44,779
Total liabilities		4,164,667

Net Assets		$306,731,982
Net Assets consist of:
Paid in capital		$296,617,830
Undistributed net investment income		22,723
Accumulated undistributed net realized gain (loss) on
investments		(795,404)
Net unrealized appreciation (depreciation) on
investments		10,886,833
Net Assets, for 28,408,435 shares outstanding		$306,731,982
Net Asset Value, offering price and redemption price per
share ($306,731,982 ÷ 28,408,435 shares)		$10.80

See accompanying notes which are an integral part of the financial statements.

Annual Report

18

Statement of Operations
	Year ended December 31, 2005

Investment Income
Interest		$13,764,630

Expenses
Management fee	$1,149,402
Transfer agent fees	234,699
Accounting fees and expenses	76,959
Independent trustees’ compensation	1,409
Custodian fees and expenses	5,149
Registration fees	20,702
Audit	46,981
Legal	4,922
Miscellaneous	6,810
Total expenses before reductions	1,547,033
Expense reductions	(150,270)	1,396,763

Net investment income		12,367,867
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,835,852
Futures contracts	79,603
Swap agreements	61,411
Total net realized gain (loss)		1,976,866
Change in net unrealized appreciation (depreciation) on:
Investment securities	(6,350,581)
Swap agreements	(5,042)
Total change in net unrealized appreciation
(depreciation)		(6,355,623)
Net gain (loss)		(4,378,757)
Net increase (decrease) in net assets resulting from
operations		$7,989,110

See accompanying notes which are an integral part of the financial statements.

19 Annual Report

Fidelity Pennsylvania Municipal Income Fund
Financial Statements continued

Statement of Changes in Net Assets
	Year ended	Year ended
	December 31,	December 31,
	2005	2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$12,367,867	$11,953,364
Net realized gain (loss)	1,976,866	1,131,185
Change in net unrealized appreciation (depreciation) .	(6,355,623)	(1,386,233)
Net increase (decrease) in net assets resulting
from operations	7,989,110	11,698,316
Distributions to shareholders from net investment income .	(12,342,980)	(11,909,386)
Distributions to shareholders from net realized gain	(2,072,399)	(1,280,619)
Total distributions	(14,415,379)	(13,190,005)
Share transactions
Proceeds from sales of shares	54,588,207	41,546,733
Reinvestment of distributions	10,204,264	9,672,228
Cost of shares redeemed	(49,266,553)	(44,125,799)
Net increase (decrease) in net assets resulting from
share transactions	15,525,918	7,093,162
Redemption fees	10,940	1,146
Total increase (decrease) in net assets	9,110,589	5,602,619

Net Assets
Beginning of period	297,621,393	292,018,774
End of period (including undistributed net investment
income of $22,723 and distributions in excess of net
investment income of $2,166, respectively)	$306,731,982	$297,621,393

Other Information
Shares
Sold	4,981,143	3,770,208
Issued in reinvestment of distributions	934,909	881,647
Redeemed	(4,514,890)	(4,041,514)
Net increase (decrease)	1,401,162	610,341

See accompanying notes which are an integral part of the financial statements.

Annual Report

20

Financial Highlights

Years ended December 31,	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period	$ 11.02	$ 11.06	$ 11.07	$ 10.64	$ 10.64
Income from Investment
Operations
Net investment incomeB	440.454		.463	.482	.494E
Net realized and unrealized
gain (loss)	(.148)	.006C	.091	.471	.030E
Total from investment operations	.292	.460	.554	.953	.524
Distributions from net investment
income	(.439)	(.452)	(.462)	(.482)	(.493)
Distributions from net realized
gain	(.073)	(.048)	(.102)	(.041)	(.031)
Total distributions	(.512)	(.500)	(.564)	(.523)	(.524)
Redemption fees added to paid in
capitalB,F	—	—	—	—	—
Net asset value, end of period	$ 10.80	$ 11.02	$ 11.06	$ 11.07	$ 10.64
Total ReturnA	2.70%	4.28%	5.11%	9.14%	4.97%
Ratios to Average Net AssetsD
Expenses before reductions	50%	.50%	.51%	.51%	.51%
Expenses net of fee waivers,
if any	50%	.50%	.51%	.51%	.51%
Expenses net of all reductions	45%	.49%	.50%	.49%	.45%
Net investment income	4.02%	4.14%	4.18%	4.42%	4.59%E
Supplemental Data
Net assets, end of period
(000 omitted)	$306,732	$297,621	$292,019	$300,026	$269,262
Portfolio turnover rate	26%	14%	18%	9%	22%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Calculated based on average shares outstanding during the period.
C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur.
Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrange ments. Expenses net of all reductions represent the net expenses paid by the fund.
E Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.
F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

21 Annual Report

Fidelity Pennsylvania Municipal Money Market Fund
Investment Changes/Performance

Maturity Diversification
Days	% of fund’s	% of fund’s	% of fund’s
	investments	investments	investments
	12/31/05	6/30/05	12/31/04
0 – 30	88.4	87.5	87.7
31 – 90	1.2	1.8	3.2
91 – 180	5.6	3.1	1.4
181 – 397	4.8	7.6	7.7
Weighted Average Maturity
	12/31/05	6/30/05	12/31/04
Fidelity Pennsylvania Municipal Money
Market Fund	23 Days	33 Days	27 Days
Pennsylvania Tax Free Money Market
Funds Average*	27 Days	22 Days	32 Days

Current and Historical Seven Day Yields
	1/2/06	10/3/05	6/27/05	3/28/05	1/3/05
Fidelity Pennsylvania Municipal
Money Market Fund	2.98%	2.30%	2.05%	1.63%	1.49%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund.

*Source: iMoneyNet, Inc.

Annual Report 22

Fidelity Pennsylvania Municipal Money Market Fund
Investments December 31, 2005
Showing Percentage of Net Assets

Municipal Securities 97.2%
	Principal	Value
	Amount	(Note 1)
New Jersey/Pennsylvania – 1.8%
Delaware River Port Auth. Pennsylvania & New Jersey Rev.
Participating VRDN Series SGA 89, 3.73% (Liquidity Facility
Societe Generale) (b)(d)	$7,500,000	$ 7,500,000
Pennsylvania – 94.1%
Allegheny County Arpt. Rev. Participating VRDN Series PA
567, 3.59% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(c)(d)	2,000,000	2,000,000
Allegheny County Hosp. Dev. Auth. Rev. Bonds:
(South Hills Health Sys. Proj.):
Series 2000 A, 2.95%, tender 6/1/06, LOC PNC Bank
NA, Pittsburgh (b)	4,400,000	4,400,000
Series A, 2.93%, tender 5/1/06, LOC PNC Bank NA,
Pittsburgh (b)	6,315,000	6,315,000
Series PT 762, 2.85%, tender 6/15/06 (Liquidity Facility
Landesbank Hessen-Thuringen) (b)(d)(e)	5,340,000	5,340,000
Allegheny County Indl. Dev. Auth. Econ. Dev. Rev. (Glassport
Realty Ltd. Proj.) 3.8%, LOC Huntington Nat’l. Bank,
Columbus, VRDN (b)(c)	1,560,000	1,560,000
Allegheny County Indl. Dev. Auth. Rev.:
Participating VRDN Series Merlots A48, 3.54% (Liquidity
Facility Wachovia Bank NA) (b)(d)	3,000,000	3,000,000
(Doren, Inc. Proj.) Series 1997 C, 3.65%, LOC Nat’l. City
Bank, PA, VRDN (b)(c)	1,400,000	1,400,000
(R.I. Lampus Co. Proj.) Series 1997 A, 3.65%, LOC Nat’l.
City Bank, PA, VRDN (b)(c)	2,525,000	2,525,000
(Union Elec. Steel Co. Proj.) Series 1996 A, 3.6%, LOC PNC
Bank NA, Pittsburgh, VRDN (b)(c)	3,120,000	3,120,000
(UPMC Children’s Hosp. Proj.) Series 2004 A, 3.68%,
VRDN (b)	3,200,000	3,200,000
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Participating
VRDN Series EGL 95 3503, 3.55% (Liquidity Facility
Citibank NA, New York) (b)(d)	6,700,000	6,700,000
Berks County Indl. Dev. Auth. Rev. (Fleetwood Industries Bus.
Trust Proj.) 3.61%, LOC First Tennessee Bank NA, Memphis,
VRDN (b)(c)	2,440,000	2,440,000
Blair County Indl. Dev. Auth. Rev. (Homewood at Martinsburg
Proj.) 3.43%, LOC Manufacturers & Traders Trust Co.,
VRDN (b)	3,200,000	3,200,000
Bucks County Indl. Dev. Auth. Rev.:
(Double H Plastics, Inc. Proj.) Series 1993, 3.62%, LOC
Wachovia Bank NA, VRDN (b)(c)	1,120,000	1,120,000
(Snowball Real Estate LP Proj.) 3.67%, LOC Wachovia Bank
NA, VRDN (b)(c)	2,240,000	2,240,000

See accompanying notes which are an integral part of the financial statements.

23		Annual Report

Fidelity Pennsylvania Municipal Money Market Fund
Investments continued

Municipal Securities continued
	Principal	Value
	Amount	(Note 1)
Pennsylvania – continued
Butler County Indl. Dev. Auth. Rev. (Armco, Inc. Proj.)
Series 1996 A, 3.6%, LOC Fifth Third Bank, Cincinnati,
VRDN (b)(c)	$ 1,500,000	$1,500,000
Cambria County Ind. Dev. Auth. (Cambria Cogen Co. Proj.):
Series 1998 A1, 3.66%, LOC Bayerische Hypo-und
Vereinsbank AG, VRDN (b)(c)	5,825,000	5,825,000
Series 1998 A2, 3.65%, LOC Bayerische Hypo-und
Vereinsbank AG, VRDN (b)(c)	3,300,000	3,300,000
Central Bucks School District Series 2000 A, 3.56%
(FGIC Insured), VRDN (b)	4,125,000	4,125,000
Chester County Inter Unit 3.61%, LOC PNC Bank NA,
Pittsburgh, VRDN (b)	1,660,000	1,660,000
Delaware County Indl. Dev. Auth. Rev. Participating VRDN
Series PA 1295, 3.56% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(c)(d)	2,250,000	2,250,000
Erie County Gen. Oblig. Participating VRDN Series PT 1961,
3.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,625,000	3,625,000
Harrisburg Auth. Wtr. Rev.:
Series 2002 B, 3.56% (FSA Insured), VRDN (b)	3,000,000	3,000,000
Series A, 3.56% (FGIC Insured), VRDN (b)	2,800,000	2,800,000
Hatfield Township Indl. Dev. Auth. Exempt Facilities Rev.
(Hatfield Quality Meats Proj.) 3.6%, LOC Bank of America
NA, VRDN (b)(c)	1,500,000	1,500,000
Lackawanna County Gen. Oblig. Series 2004 B, 3.53%
(FSA Insured), VRDN (b)	3,300,000	3,300,000
Lancaster Higher Ed. Auth. College Rev. (Franklin & Marshall
College Proj.) Series 1997, 3.61%, VRDN (b)	2,860,000	2,860,000
Lawrence County Indl. Dev. Auth. Indl. Dev. Rev. (Atlantic
States Materials Proj.) Series 1999, 3.62%, LOC Wachovia
Bank NA, VRDN (b)(c)	1,200,000	1,200,000
Luzerne County Indl. Dev. Auth. Wtr. Facilities Rev.
Participating VRDN Series MS 1170X, 3.57% (Liquidity
Facility Morgan Stanley) (b)(c)(d)	2,000,000	2,000,000
Lycoming County Indl. Dev. Auth. (FXD-Brodart Co. Proj.):
Series A, 3.66%, LOC Manufacturers & Traders Trust Co.,
VRDN (b)(c)	1,905,000	1,905,000
Series C, 3.66%, LOC Manufacturers & Traders Trust Co.,
VRDN (b)(c)	1,000,000	1,000,000
Northampton County Indl. Dev. Auth. Rev.:
Bonds (American Wtr. Cap. Corp. Proj.) Series 1991, 3.31%
tender 2/8/06, CP mode (c)	2,500,000	2,500,000
(Binney & Smith, Inc. Proj.) Series 1997 A, 3.57%,
LOC JPMorgan Chase Bank, VRDN (b)(c)	2,350,000	2,350,000

See accompanying notes which are an integral part of the financial statements.

Annual Report

24

Municipal Securities continued
	Principal	Value
	Amount	(Note 1)
Pennsylvania – continued
Northampton Indl. Dev. Auth. Rev. (Ultra-Poly Corp./Portland
Ind. Park Proj.) 3.6%, LOC PNC Bank NA, Pittsburgh,
VRDN (b)(c)	$ 2,400,000	$2,400,000
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Amtrak Proj.) Series B, 3.6%, LOC JPMorgan Chase Bank,
VRDN (b)(c)	19,700,000	19,700,000
(Merck & Co. Proj.) Series 2000, 3.58%, VRDN (b)(c)	11,000,000	11,000,000
(York Wtr. Co. Proj.) Series B, 3.6% (XL Cap. Assurance, Inc.
Insured), VRDN (b)(c)	3,500,000	3,500,000
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.:
Series 1996 A2, 3.6%, LOC PNC Bank NA, Pittsburgh,
VRDN (b)(c)	400,000	400,000
Series 1999 C4, 3.6%, LOC PNC Bank NA, Pittsburgh,
VRDN (b)(c)	800,000	800,000
Series 2002 B6, 3.6%, LOC PNC Bank NA, Pittsburgh,
VRDN (b)(c)	800,000	800,000
Series 2004 D2, 3.6%, LOC PNC Bank NA, Pittsburgh,
VRDN (b)(c)	2,800,000	2,800,000
Series 2004 D6, 3.6%, LOC PNC Bank NA, Pittsburgh,
VRDN (b)(c)	2,700,000	2,700,000
Series B3, 3.6%, LOC PNC Bank NA, Pittsburgh,
VRDN (b)(c)	1,400,000	1,400,000
Series B5, 3.6%, LOC PNC Bank NA, Pittsburgh,
VRDN (b)(c)	1,000,000	1,000,000
Pennsylvania Econ. Dev. Fing. Auth. Rev.:
(Westrum Hanover, LP Proj.) 3.57%, LOC Fed. Home Ln.
Bank Pittsburg, VRDN (b)(c)	2,900,000	2,900,000
(Westrum Harleysville II LP Proj.) 3.57%, LOC Fed. Home Ln.
Bank Pittsburg, VRDN (b)(c)	4,335,000	4,335,000
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev.:
Participating VRDN Series MT 47, 3.58% (Liquidity Facility
Lloyds TSB Bank PLC) (b)(c)(d)	4,500,000	4,500,000
(Waste Mgmt., Inc. Proj.) 3.78%, VRDN (b)(c)	4,200,000	4,200,000
Pennsylvania Econ. Dev. Fing. Auth. Wastewtr. Treatment Rev.
(Sunoco, Inc. (R&M) Proj.):
Series A, 3.605%, VRDN (b)(c)	1,600,000	1,600,000
Series B, 3.77% (Sunoco, Inc. Guaranteed), VRDN (b)(c)	1,600,000	1,600,000
Pennsylvania Gen. Oblig. Participating VRDN:
Series EGL 04 43 Class A, 3.55% (Liquidity Facility Citibank
NA) (b)(d)	10,250,000	10,250,000
Series Merlots 04 B15, 3.54% (Liquidity Facility Wachovia
Bank NA) (b)(d)	3,095,000	3,095,000

See accompanying notes which are an integral part of the financial statements.

25 Annual Report

Fidelity Pennsylvania Municipal Money Market Fund
Investments continued

Municipal Securities continued
	Principal	Value
	Amount	(Note 1)
Pennsylvania – continued
Pennsylvania Gen. Oblig. Participating VRDN: – continued
Series MS 1193, 3.55% (Liquidity Facility Morgan
Stanley) (b)(d)	$ 8,000,000	$8,000,000
Pennsylvania Higher Ed. Assistance Agcy. Student Ln. Rev.:
Series 1988 C, 3.43%, LOC Sallie Mae, VRDN (b)(c)	1,500,000	1,500,000
Series 1988 E, 3.43%, LOC Sallie Mae, VRDN (b)(c)	14,000,000	14,000,000
Series 1997 A, 3.6% (AMBAC Insured), VRDN (b)(c)	2,900,000	2,900,000
Series 2000 A, 3.6% (AMBAC Insured), VRDN (b)(c)	4,000,000	4,000,000
Series 2001 B, 3.56% (FSA Insured), VRDN (b)(c)	800,000	800,000
Series 2002 B, 3.6% (FSA Insured), VRDN (b)(c)	2,800,000	2,800,000
Series A:
3.6% (AMBAC Insured), VRDN (b)(c)	2,500,000	2,500,000
3.6% (FSA Insured), VRDN (b)(c)	20,500,000	20,500,000
Series A1, 3.6% (AMBAC Insured), VRDN (b)(c)	5,600,000	5,600,000
Pennsylvania Higher Edl. Facilities Auth. (Washington &
Jefferson Dev. Corp. Proj.) Series A, 3.56%, LOC Unicredito
Italiano Spa, VRDN (b)	3,500,000	3,500,000
Pennsylvania Higher Edl. Facilities Auth. Hosp. Rev.
Participating VRDN Series MT 42, 3.57% (Liquidity Facility
Lloyds TSB Bank PLC) (b)(d)	3,290,000	3,290,000
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Participating VRDN:
Series Merlots 05 D6, 3.54% (Liquidity Facility Wachovia
Bank NA) (b)(d)	4,400,000	4,400,000
Series TOC 05 P, 3.55% (Liquidity Facility Goldman Sachs
Group, Inc.) (b)(d)	2,000,000	2,000,000
(Mount Aloysius College Proj.) Series L3, 3.56%, LOC Allied
Irish Banks PLC, VRDN (b)	2,600,000	2,600,000
Pennsylvania Hsg. Fin. Agcy.:
Participating VRDN:
Series LB 04 L80, 3.63% (Liquidity Facility Lehman
Brothers Hldgs., Inc.) (b)(c)(d)	2,890,000	2,890,000
Series MT 163, 3.58% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(c)(d)	3,600,000	3,600,000
Series PA 1235, 3.58% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(c)(d)	1,675,000	1,675,000
Series PA 930, 3.56% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(c)(d)	4,995,000	4,995,000
Series PT 2190, 3.58% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(c)(d)	7,515,000	7,515,000
Series PT 890, 3.58% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(c)(d)	1,315,000	1,315,000

See accompanying notes which are an integral part of the financial statements.

Annual Report

26

Municipal Securities continued
	Principal	Value
	Amount	(Note 1)
Pennsylvania – continued
Pennsylvania Hsg. Fin. Agcy.: – continued
Participating VRDN:
Series Putters 1213, 3.58% (Liquidity Facility JPMorgan
Chase & Co.) (b)(c)(d)	$ 2,390,000	$2,390,000
Series 2004 84D, 3.57% (Liquidity Facility Dexia Cr. Local
de France), VRDN (b)(c)	10,635,000	10,635,000
Series 2004 85C, 3.42% (Liquidity Facility Landesbank
Hessen-Thuringen), VRDN (b)(c)	5,645,000	5,645,000
Pennsylvania Pub. School Bldg. Auth. School Rev. Participating
VRDN:
Series MS 958, 3.55% (Liquidity Facility Morgan
Stanley) (b)(d)	3,710,000	3,710,000
Series Stars 124, 3.54% (Liquidity Facility BNP Paribas
SA) (b)(d)	8,990,000	8,990,000
Pennsylvania Tpk. Commission Oil Franchise Tax Rev.
Participating VRDN Series ROC II R1005, 3.55% (Liquidity
Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	995,000	995,000
Pennsylvania Tpk. Commission Tpk. Rev. Bonds Series AAB 04
9, 3.54%, tender 1/6/06 (Liquidity Facility ABN-AMRO
Bank NV) (b)(d)	3,100,000	3,100,000
Philadelphia Arpt. Rev.:
Participating VRDN:
Series PT 3077, 3.59% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(c)(d)	1,000,000	1,000,000
Series SG 118, 3.59% (Liquidity Facility Societe
Generale) (b)(c)(d)	2,600,000	2,600,000
Series 2005 C, 3.63% (MBIA Insured), VRDN (b)(c)	5,000,000	5,000,000
Philadelphia Auth. for Indl. Dev. Arpt. Rev. Participating
VRDN:
Series PA 882, 3.59% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(c)(d)	2,200,000	2,200,000
Series Putters 217, 3.58% (Liquidity Facility JPMorgan Chase
Bank) (b)(c)(d)	7,715,000	7,715,000
Philadelphia Gas Works Rev. Participating VRDN:
Series 1998 104, 3.55% (Liquidity Facility Morgan
Stanley) (b)(d)	2,195,000	2,195,000
Series MS 906, 3.55% (Liquidity Facility Morgan
Stanley) (b)(d)	3,000,000	3,000,000
Series Putters 384, 3.55% (Liquidity Facility JPMorgan Chase
Bank) (b)(d)	3,000,000	3,000,000
Philadelphia Gen. Oblig. TRAN Series A, 4% 6/30/06	16,685,000	16,760,468
Philadelphia Hosp. & Higher Ed. Facilities Auth. Health Sys. Rev.
Bonds (Jefferson Health Sys. Proj.) Series A, 5.5% 5/15/06	2,045,000	2,064,088

See accompanying notes which are an integral part of the financial statements.

27 Annual Report

Fidelity Pennsylvania Municipal Money Market Fund
Investments continued

Municipal Securities continued
	Principal	Value
	Amount	(Note 1)
Pennsylvania – continued
Philadelphia Redev. Auth. Rev. Participating VRDN Series DB
134, 3.56% (Liquidity Facility Deutsche Bank AG) (b)(c)(d) $	3,500,000	$3,500,000
Philadelphia School District Participating VRDN:
Series EGL 7050036, 3.55% (Liquidity Facility Citibank
NA) (b)(d)	3,800,000	3,800,000
Series EGL 7050039, 3.55% (Liquidity Facility Citibank
NA) (b)(d)	3,000,000	3,000,000
Philadelphia Wtr. & Wastewtr. Rev. Participating VRDN:
Series MS 773, 3.55% (Liquidity Facility Morgan
Stanley) (b)(d)	2,000,000	2,000,000
Series SG 158, 3.54% (Liquidity Facility Societe
Generale) (b)(d)	1,200,000	1,200,000
Pittsburgh Gen. Oblig. Bonds Series 1996 A, 6% 3/1/06
(MBIA Insured)	2,540,000	2,552,379
Pittsburgh Urban Redev. Auth. Single Family Mortgage Rev.
Participating VRDN Series PT 996, 3.58% (Liquidity Facility
Merrill Lynch & Co., Inc.) (b)(c)(d)	7,905,000	7,905,000
Schuylkill County Indl. Dev. Auth. Resource Recovery Rev.
(Northeastern Pwr. Co. Proj.) Series 1997 B, 3.85%, LOC
Dexia Cr. Local de France, VRDN (b)(c)	4,995,000	4,995,000
Scranton-Lackawanna Health & Welfare Auth. Rev.
Participating VRDN Series Merlots 02 A18, 3.54% (Liquidity
Facility Wachovia Bank NA) (b)(d)	2,550,000	2,550,000
Southcentral Pennsylvania Gen. Auth. Rev. (Hanover Lutheran
Village Proj.) 3.56%, LOC Manufacturers & Traders Trust
Co., VRDN (b)	3,700,000	3,700,000
Southeastern Pennsylvania Transit Auth. Spl. Rev. Participating
VRDN Series BS 01 9016 Class A, 3.58% (Liquidity Facility
Bear Stearns Companies, Inc.) (b)(d)	5,500,000	5,500,000
Temple Univ. of the Commonwealth Sys. of Higher Ed. BAN 4%
4/28/06	5,000,000	5,019,173
		401,341,108

See accompanying notes which are an integral part of the financial statements.

Annual Report 28

Municipal Securities continued
	Principal	Value
	Amount	(Note 1)
Puerto Rico 1.3%
Puerto Rico Commonwealth Gen. Oblig. TRAN 4.5%
7/28/06, LOC Bank of Nova Scotia, New York Agcy., LOC
BNP Paribas SA	$ 2,900,000	$ 2,920,669
Puerto Rico Govt. Dev. Bank 2.85% 1/30/06, LOC Societe
Generale, CP (a)	2,600,000	2,600,000
		5,520,669

TOTAL INVESTMENT PORTFOLIO 97.2%
(Cost $414,361,777)		414,361,777

NET OTHER ASSETS – 2.8%		12,025,426
NET ASSETS 100%		$ 426,387,203

Security Type Abbreviations
BAN	—	BOND ANTICIPATION NOTE
CP	—	COMMERCIAL PAPER
TRAN	—	TAX AND REVENUE
ANTICIPATION NOTE
VRDN	—	VARIABLE RATE DEMAND NOTE

Legend

(a) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $2,600,000 or
0.6% of net assets.

(b) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(c) Private activity obligations whose
interest is subject to the federal
alternative minimum tax for individuals.

(d) Provides evidence of ownership in one
or more underlying municipal bonds.

(e) Restricted securities – Investment in
securities not registered under the
Securities Act of 1933 (excluding 144A
issues). At the end of the period, the
value of restricted securities (excluding
144A issues) amounted to $5,340,000
or 1.3% of net assets.

Additional information on each holding is as follows:

Acquisition
Security	Date	Cost
Allegheny County
Hosp. Dev. Auth.
Rev. Bonds Series
PT 762, 2.85%,
tender 6/15/06
(Liquidity Facility
Landesbank	9/4/03
Hessen Thuringen)	3/9/05	$ 5,340,000

Affiliated Central Funds

Information regarding income received by the fund from the affiliated Central funds during the period is as follows:

Fund	Income received
Fidelity Municipal Cash Central Fund	$18,706

See accompanying notes which are an integral part of the financial statements.

29 Annual Report

Fidelity Pennsylvania Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities
		December 31, 2005

Assets
Investment in securities, at value
See accompanying schedule:
Unaffiliated issuers (cost $414,361,777)		$414,361,777
Cash		5,549,793
Receivable for fund shares sold		7,333,203
Interest receivable		2,726,037
Other receivables		39,007
Total assets		430,009,817

Liabilities
Payable for fund shares redeemed	$3,430,990
Distributions payable	18,651
Accrued management fee	172,074
Other affiliated payables	899
Total liabilities		3,622,614

Net Assets		$426,387,203
Net Assets consist of:
Paid in capital		$426,239,673
Undistributed net investment income		78,415
Accumulated undistributed net realized gain (loss) on
investments		69,115
Net Assets, for 426,282,498 shares outstanding		$426,387,203
Net Asset Value, offering price and redemption price per
share ($426,387,203 ÷ 426,282,498 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

30

Statement of Operations
	Year ended December 31, 2005

Investment Income
Interest		$9,065,499
Income from affiliated Central Funds		18,706
Total income		9,084,205

Expenses
Management fee	$1,862,949
Independent trustees’ compensation	1,652
Total expenses before reductions	1,864,601
Expense reductions	(328,257)	1,536,344

Net investment income		7,547,861
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		92,353
Net increase in net assets resulting from operations		$7,640,214

See accompanying notes which are an integral part of the financial statements.

31 Annual Report

Fidelity Pennsylvania Municipal Money Market Fund
Financial Statements continued

Statement of Changes in Net Assets
	Year ended	Year ended
	December 31,	December 31,
	2005	2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$7,547,861	$2,477,211
Net realized gain (loss)	92,353	(23,237)
Net increase in net assets resulting
from operations	7,640,214	2,453,974
Distributions to shareholders from net investment income .	(7,509,743)	(2,515,303)
Share transactions at net asset value of $1.00 per share
Proceeds from sales of shares	968,684,411	592,486,036
Reinvestment of distributions	7,419,506	2,473,422
Cost of shares redeemed	(881,682,805)	(557,374,245)
Net increase (decrease) in net assets and shares re-
sulting from share transactions	94,421,112	37,585,213
Total increase (decrease) in net assets	94,551,583	37,523,884

Net Assets
Beginning of period	331,835,620	294,311,736
End of period (including undistributed net investment
income of $78,415 and undistributed net investment
income of $40,289, respectively)	$426,387,203	$331,835,620

See accompanying notes which are an integral part of the financial statements.

Annual Report

32

Financial Highlights

Years ended December 31,	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment
Operations
Net investment income	020	.008	.006	.011	.025
Distributions from net investment
income	(.020)	(.008)	(.006)	(.011)	(.025)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnA,B	2.02%	.81%	.65%	1.09%	2.50%
Ratios to Average Net AssetsC
Expenses before reductions	50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers,
if any	50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	41%	.48%	.49%	.46%	.47%
Net investment income	2.02%	.80%	.66%	1.09%	2.45%
Supplemental Data
Net assets, end of period
(000 omitted)	$426,387	$331,836	$294,312	$278,322	$240,705

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Total returns do not include the effect of the former account closeout fee.
C Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur.
Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrange ments. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

33 Annual Report

Notes to Financial Statements

For the period ended December 31, 2005

1. Significant Accounting Policies.

Fidelity Pennsylvania Municipal Income Fund (the income fund) is a fund of Fidelity Municipal Trust. Fidelity Pennsylvania Municipal Money Market Fund (the money market fund) is a fund of Fidelity Municipal Trust II. On July 21, 2005, the Board of Trustees approved a change in the name of Spartan Pennsylvania Municipal Income Fund to Fidelity Pennsylvania Municipal Income Fund effective August 15, 2005. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. Effective January 18, 2006, the shareholders of the income fund approved to change the fund from diversified to non diversified. Each fund is authorized to issue an unlimited number of shares. Each fund may be affected by economic and political developments in the state of Pennsylvania. Certain funds may invest in affiliated money market central funds (Money Market Central Funds) which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the income fund and the money market fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, each fund uses independent pricing services approved by the Board of Trustees to value their investments. For the income fund, debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securi ties. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open end mutual funds are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Annual Report

34

1. Significant Accounting Policies continued
Security Valuation - continued

As permitted by compliance with certain conditions under Rule 2a 7 of the 1940 Act, securities owned by the money market funds are valued at amortized cost which approximates value.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, each fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distribu tions from realized gains, if any, are recorded on the ex dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, each fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to futures transactions, market discount, deferred trustees compensation and losses deferred due to futures transactions and excise tax regulations.

The funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

35 Annual Report

Notes to Financial Statements continued
1. Significant Accounting Policies continued
Income Tax Information and Distributions to Shareholders continued

The tax basis components of distributable earnings and the federal tax cost as of period end were as follows for each fund:

	Cost for Federal			Net Unrealized
	Income Tax	Unrealized	Unrealized	Appreciation/
	Purposes	Appreciation	Depreciation	(Depreciation)
Fidelity Pennsylvania
Municipal Income Fund	$290,978,261	$11,227,270	$(981,304)	$10,245,966
Fidelity Pennsylvania
Municipal Money Market
Fund	414,361,777	—	—	—

				Undistributed
			Undistributed	Long-term
			Ordinary Income	Capital Gain
Fidelity Pennsylvania Municipal Income Fund			$10,405	$—
Fidelity Pennsylvania Municipal Money Market Fund			79,313	—

The tax character of distributions paid was as follows:

December 31, 2005
	Tax-exempt	Ordinary	Long-term
	Income	Income	Capital Gains	Total
Fidelity Pennsylvania
Municipal Income Fund	$12,342,980	$—	$2,072,399	$14,415,379
Fidelity Pennsylvania
Municipal Money
Market Fund	7,509,743	—	—	7,509,743

December 31, 2004
	Tax-exempt	Ordinary	Long-term
	Income	Income	Capital Gains	Total
Fidelity Pennsylvania
Municipal Income Fund	$11,909,386	$9,602	$1,271,017	$13,190,005
Fidelity Pennsylvania
Municipal Money
Market Fund	2,515,303	—	—	2,515,303

Short Term Trading (Redemption) Fees. Shares held in the income fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the fund and accounted for as an addition to paid in capital.

Annual Report 36

2. Operating Policies.

Delayed Delivery Transactions and When Issued Securities. Certain funds may purchase or sell securities on a delayed delivery or when issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when issued basis are identified as such in each applicable fund’s Schedule of Investments. Certain funds may receive compensation for interest forgone in the purchase of a delayed delivery or when issued security. With respect to purchase commitments, each applicable fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The income fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund’s exposure to the underlying instrument, while selling futures tends to decrease a fund’s exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to cover initial margin requirements by depositing collateral with a futures commission merchant. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments (“variation margin”) are made or received by a fund depend ing on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contracts. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract’s terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transac tions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable fund’s Schedule of Investments.

Swap Agreements. The income fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

37 Annual Report

Notes to Financial Statements continued
2. Operating Policies continued
Swap Agreements continued

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund.

Swaps are marked to market daily based on dealer supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund’s custodian in compliance with swap contracts.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, for the income fund aggregated $90,912,705 and $78,292,916, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the income fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the fund’s average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual man agement fee rate was .37% of the fund’s average net assets.

FMR and its affiliates provide the money market fund with investment management related services for which the fund pays a monthly management fee that is based on an annual rate of .50% of the fund’s average net assets. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the independent Trustees.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the income fund. Citibank has entered into a sub arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the fund’s transfer and share holder servicing agent and accounting functions. The fund pays account fees and asset based fees that vary according to account size and type of account. FSC pays for typesetting,

Annual Report

38

4. Fees and Other Transactions with Affiliates continued
Transfer Agent and Accounting Fees continued

printing and mailing of shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month. For the period, the transfer agent fees were equivalent to the following annual rates expressed as a percentage of average net assets:

Fidelity Pennsylvania Municipal Income Fund	.08%

Affiliated Central Funds. Certain funds may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM) an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

5. Committed Line of Credit.

The income fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with the income fund’s custodian, credits realized as a result of uninvested cash balances were used to reduce fund expenses. These expense reductions are noted in the table below.

Transfer
	Custody	Agent	Accounting
	expense	expense	expense
	reduction	reduction	reduction

Fidelity Pennsylvania Municipal
Income Fund	$5,149	$145,121	$—

In addition, through an arrangement with the money market fund’s custodian and transfer agent, $328,257 of credits realized as a result of uninvested cash balances were used to reduce the fund’s management fee.

39 Annual Report

Notes to Financial Statements continued
7. Other.

The funds’ organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the perfor mance of their duties to the funds. In the normal course of business, the funds may also enter into contracts that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the funds. The risk of material loss from such claims is considered remote.

Annual Report

40

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Municipal Trust and Fidelity Municipal Trust II and the Shareholders of Fidelity Pennsylvania Municipal Income Fund (formerly Spartan Pennsylvania Municipal Income Fund) and Fidelity Pennsylvania Municipal Money Market Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Pennsylvania Municipal Income Fund (formerly Spartan Pennsyl vania Municipal Income Fund) (a fund of Fidelity Municipal Trust) and Fidelity Pennsylvania Municipal Money Market Fund (a fund of Fidelity Municipal Trust II) at December 31, 2005 and the results of their operations, the changes in their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Municipal Trust’s and Fidelity Municipal Trust II’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial state ments, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP PricewaterhouseCoopers LLP Boston, Massachusetts February 7, 2006

41 Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trusts and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund’s activities, review contractual arrangements with companies that provide services to each fund, and review each fund’s performance. Except for William O. McCoy, and Albert R. Gamper, Jr., each of the Trustees oversees 326 funds advised by FMR or an affiliate. Mr. McCoy oversees 328 funds advised by FMR or an affiliate. Mr. Gamper oversees 235 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instru ment signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The funds’ Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Edward C. Johnson 3d (75)

Year of Election or Appointment: 1984 or 1991

Trustee of Fidelity Municipal Trust (1984) and Fidelity Municipal Trust II (1991). Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc.

Annual Report

42

Name, Age; Principal Occupation Stephen P. Jonas (52)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of Pennsylvania Municipal Money Market (2005 present) and Pennsylvania Municipal Income (2005 present). He also serves as Senior Vice President of other Fidelity funds (2005 present). Mr. Jonas is Executive Director of FMR (2005 present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004 2005), Chief Adminis trative Officer (2002 2004), and Chief Financial Officer of FMR Co. (1998 2000). Mr. Jonas has been with Fidelity Investments since 1987 and has held various financial and management positions including Chief Financial Officer of FMR. In addition, he serves on the Boards of Boston Ballet (2003 present) and Simmons College (2003 present).

Robert L. Reynolds (53)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003 present) and Chief Operating Officer (2002 present) of FMR Corp. He also serves on the Board at Fidelity Investments Canada, Ltd. (2000 present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996 2000).

* Trustees have been determined to be “Interested Trustees” by virtue of, among other things, their affiliation with the trusts or various entities under common control with FMR.

43 Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205 5235.

Name, Age; Principal Occupation Dennis J. Dirks (57)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999 2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999 2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999 2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001 2003) and Chief Executive Officer and Board member of the Mortgage Backed Securities Clearing Corporation (2001 2003). Mr. Dirks also serves as a Trustee of Manhattan College (2005 present).

Albert R. Gamper, Jr. (63)

Year of Election or Appointment: 2006

Mr. Gamper also serves as a Trustee (2006 present) or Member of the Advisory Board (2005 present) of other investment companies advised by FMR. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987 1989; 1999 2001; 2002 2004), Chief Executive Officer (1987 2004), and President (1989 2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001 present), Chairman of the Board of Governors, Rutgers University (2004 present), and Chairman of the Board of Saint Barnabas Health Care System.

Annual Report

44

Name, Age; Principal Occupation Robert M. Gates (62)

Year of Election or Appointment: 1997

Dr. Gates is Chairman of the Independent Trustees (2006 present). Dr. Gates is President of Texas A&M University (2002 present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001 present), and Brinker International (restaurant management, 2003 present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999 2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (69)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (commu nication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineer ing and information technology support for the government), and HRL Laboratories (private research and development, 2004 present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000 present). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992 2002), Compaq (1994 2002), Automatic Data Processing, Inc. (ADP) (technology based business outsourcing, 1995 2002), INET Technologies Inc. (telecommu nications network surveillance, 2001 2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid display.

45 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Marie L. Knowles (59)

Year of Election or Appointment: 2001

Prior to Ms. Knowles’ retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996 2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare ser vice, 2002 present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (61)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corpora tion (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004 present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005 present), as well as a member of the Council on Foreign Relations.

William O. McCoy (72)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chair man of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Frank lin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999 2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16 school system).

Annual Report

46

Name, Age; Principal Occupation Cornelia M. Small (61)

Year of Election or Appointment: 2005

Ms. Small is a member (2000 present) and Chairperson (2002 present) of the Investment Committee, and a member (2002 present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999 2000), Director of Global Equity Investments (1996 1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990 1997) and Scudder Kemper Investments (1997 1998). In addition, Ms. Small served as Co Chair (2000 2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (66)

Year of Election or Appointment: 2001 or 2002

Trustee of Fidelity Municipal Trust (2002) and Fidelity Municipal Trust II (2001). Mr. Stavropoulos is Chairman of the Board (2000 present) and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993 2000; 2002 2003), CEO (1995 2000; 2002 2004), and Chair man of the Executive Committee (2000 2004). Currently, he is a Direc tor of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corpo ration, Maersk Inc. (industrial conglomerate, 2002 present), and Metal mark Capital (private equity investment firm, 2005 present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (66)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993 2001). He cur rently serves as a member of the boards of Adelphia Communications Corporation (2003 present), Bausch & Lomb, Inc., and Revlon Inc. (2004 present).

47 Annual Report

Trustees and Officers - continued

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Municipal Trust and Fidelity Municipal Trust II. Vice Chairman and a Director of FMR, and Vice Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990 2003). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Walter C. Donovan (43)

Year of Election or Appointment: 2005

Vice President of Pennsylvania Municipal Money Market and Pennsylva nia Municipal Income. Mr. Donovan also serves as Vice President of Fidelity’s High Income Funds (2005 present), Fidelity’s Fixed Income Funds (2005 present), certain Asset Allocation Funds (2005 present), and certain Balanced Funds (2005 present). Mr. Donovan also serves as Executive Vice President of FMR (2005 present) and FMRC (2005 present). Previously, Mr. Donovan served as Vice President and Director of Fidelity’s International Equity Trading group (1998 2005).

Charles S. Morrison (45)

Year of Election or Appointment: 2005

Vice President of Pennsylvania Municipal Money Market. Mr. Morrison also serves as Vice President of Fidelity’s Money Market Funds (2005 present) and certain Asset Allocation Funds (2002 present). Previously, he served as Vice President of Fidelity’s Bond Funds (2002 2005) and certain Balanced Funds (2002 2005). He served as Vice President (2002 2005) and Bond Group Leader (2002 2005) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice Presi dent of FIMM (2002 present) and FMR (2002 present). Mr. Morrison joined Fidelity Investments in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

Annual Report

48

Name, Age; Principal Occupation David L. Murphy (57)

Year of Election or Appointment: 2002 or 2005

Vice President of Pennsylvania Municipal Money Market (2002) and Pennsylvania Municipal Income (2005). Mr. Murphy also serves as Vice President of Fidelity’s Money Market Funds (2002 present), certain Asset Allocation Funds (2003 present), Fidelity’s Investment Grade Bond Funds (2005 present), and Fidelity’s Balanced Funds (2005 present). He serves as Senior Vice President (2000 present) and Head (2004 present) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of FIMM (2003 present) and a Vice President of FMR (2000 present). Previously, Mr. Murphy served as Money Market Group Leader (2002 2004), Bond Group Leader (2000 2002), and Vice Presi dent of Fidelity’s Taxable Bond Funds (2000 2002) and Fidelity’s Munici pal Bond Funds (2001 2002). Mr. Murphy joined Fidelity Investments in 1989 as a portfolio manager in the Bond Group.

Thomas J. Silvia (44)

Year of Election or Appointment: 2005

Vice President of Pennsylvania Municipal Income. Mr. Silvia also serves as Vice President of Fidelity’s Bond Funds (2005 present), certain Bal anced Funds (2005 present), certain Asset Allocation Funds (2005 pres ent), and Senior Vice President and Bond Group Leader of the Fidelity Investments Fixed Income Division (2005 present). Previously, Mr. Silvia served as Director of Fidelity’s Taxable Bond portfolio managers (2002 2004) and a portfolio manager in the Bond Group (1997 2004).

Mark Sommer (45)

Year of Election or Appointment: 2002

Vice President of Pennsylvania Municipal Income. Mr. Sommer also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Sommer worked as an analyst and manager.

49 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Michael Widrig (42)

Year of Election or Appointment: 2003

Vice President of Pennsylvania Municipal Money Market. Mr. Widrig also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Widrig worked as an analyst and manager.

Eric D. Roiter (57)

Year of Election or Appointment: 1998

Secretary of Pennsylvania Municipal Money Market and Pennsylvania Municipal Income. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001 present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001 present), Fidelity Management & Research (Far East) Inc. (2001 present), and Fidelity Investments Money Manage ment, Inc. (2001 present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003 present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998 2005).

Stuart Fross (46)

Year of Election or Appointment: 2003

Assistant Secretary of Pennsylvania Municipal Money Market and Penn sylvania Municipal Income. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003 present), Vice President and Secretary of FDC (2005 present), and is an employee of FMR.

Christine Reynolds (47)

Year of Election or Appointment: 2004

President, Treasurer, and Anti Money Laundering (AML) officer of Penn sylvania Municipal Money Market and Pennsylvania Municipal Income. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980 2002), where she was most recently an audit partner with PwC’s investment management practice.

Paul M. Murphy (58)

Year of Election or Appointment: 2005

Chief Financial Officer of Pennsylvania Municipal Money Market and Pennsylvania Municipal Income. Mr. Murphy also serves as Chief Financial Officer of other Fidelity funds (2005 present). He also serves as Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS).

Annual Report

50

Name, Age; Principal Occupation Kenneth A. Rathgeber (58)

Year of Election or Appointment: 2004

Chief Compliance Officer of Pennsylvania Municipal Money Market and Pennsylvania Municipal Income. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998 2002).

John R. Hebble (47)

Year of Election or Appointment: 2003

Deputy Treasurer of Pennsylvania Municipal Money Market and Pennsyl vania Municipal Income. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002 2003) and Assistant Treasurer of the Scudder Funds (1998 2003).

Bryan A. Mehrmann (44)

Year of Election or Appointment: 2005

Deputy Treasurer of Pennsylvania Municipal Money Market and Pennsyl vania Municipal Income. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR. Pre viously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998 2004).

Kimberley H. Monasterio (42)

Year of Election or Appointment: 2004

Deputy Treasurer of Pennsylvania Municipal Money Market and Pennsyl vania Municipal Income. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000 2004) and Chief Financial Officer (2002 2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000 2004).

51 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Kenneth B. Robins (36)

Year of Election or Appointment: 2005

Deputy Treasurer of Pennsylvania Municipal Money Market and Penn sylvania Municipal Income. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2004 present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG’s department of professional practice (2002 2004) and a Senior Manager (1999 2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000 2002).

Robert G. Byrnes (39)

Year of Election or Appointment: 2005

Assistant Treasurer of Pennsylvania Municipal Money Market and Penn sylvania Municipal Income. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003 2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000 2003).

John H. Costello (59)

Year of Election or Appointment: 1986

Assistant Treasurer of Pennsylvania Municipal Money Market and Pennsylvania Municipal Income. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Peter L. Lydecker (51)

Year of Election or Appointment: 2004

Assistant Treasurer of Pennsylvania Municipal Money Market and Pennsylvania Municipal Income. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Mark Osterheld (50)

Year of Election or Appointment: 2002

Assistant Treasurer of Pennsylvania Municipal Money Market and Pennsylvania Municipal Income. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Gary W. Ryan (47)

Year of Election or Appointment: 2005

Assistant Treasurer of Pennsylvania Municipal Money Market and Pennsylvania Municipal Income. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999 2005).

Annual Report

52

Name, Age; Principal Occupation Salvatore Schiavone (40)

Year of Election or Appointment: 2005

Assistant Treasurer of Pennsylvania Municipal Money Market and Pennsylvania Municipal Income. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003 2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996 2003).

53 Annual Report

Distributions

The funds hereby designate as capital gain dividends the amounts noted below for the taxable year indicated or for dividends for the taxable year ended 2005, if subse quently determined to be different, the net capital gain of such year.

Fund	December 31, 2005
Fidelity Pennsylvania Municipal Income Fund	$2,080,789
Fidelity Pennsylvania Municipal Money Market Fund	69,115

During fiscal year ended 2005, 100% of each fund’s income dividends were free from federal income tax, and 13.39% and 59.51% of Fidelity Pennsylvania Municipal Income Fund and Fidelity Pennsylvania Municipal Money Market Fund’s income dividends were subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2006 of amounts for use in preparing 2005 income tax returns.

Annual Report

54

Proxy Voting Results

A special meeting of Fidelity Pennsylvania Municipal Money Market Fund’s shareholders was held on January 18, 2006. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of	% of
	Votes	Votes

Dennis J. Dirks
Affirmative	667,201,902.33	95.261
Withheld	33,193,298.35	4.739
TOTAL	700,395,200.68	100.000
Albert R. Gamper, Jr.
Affirmative	667,477,031.41	95.300
Withheld	32,918,169.27	4.700
TOTAL	700,395,200.68	100.000
Robert M. Gates
Affirmative	666,308,716.35	95.133
Withheld	34,086,484.33	4.867
TOTAL	700,395,200.68	100.000
George H. Heilmeier
Affirmative	664,652,778.09	94.897
Withheld	35,742,422.59	5.103
TOTAL	700,395,200.68	100.000
Abigail P. Johnson
Affirmative	664,170,496.79	94.828
Withheld	36,224,703.89	5.172
TOTAL	700,395,200.68	100.000
Edward C. Johnson 3d
Affirmative	663,788,907.22	94.773
Withheld	36,606,293.46	5.227
TOTAL	700,395,200.68	100.000
Stephen P. Jonas
Affirmative	667,006,752.59	95.233
Withheld	33,388,448.09	4.767
TOTAL	700,395,200.68	100.000

	# of	% of
	Votes	Votes

Marie L. Knowles
Affirmative	666,373,338.05	95.142
Withheld	34,021,862.63	4.858
TOTAL	700,395,200.68	100.000

Ned C. Lautenbach
Affirmative	666,334,938.56	95.137
Withheld	34,060,262.12	4.863
TOTAL	700,395,200.68	100.000

William O. McCoy
Affirmative	665,764,692.27	95.056
Withheld	34,630,508.41	4.944
TOTAL	700,395,200.68	100.000

Robert L. Reynolds
Affirmative	667,335,421.55	95.280
Withheld	33,059,779.13	4.720
TOTAL	700,395,200.68	100.000

Cornelia M. Small
Affirmative	667,579,724.56	95.315
Withheld	32,815,476.12	4.685
TOTAL	700,395,200.68	100.000

William S. Stavropoulos
Affirmative	665,215,267.33	94.977
Withheld	35,179,933.35	5.023
TOTAL	700,395,200.68	100.000

Kenneth L. Wolfe
Affirmative	666,060,714.08	95.098
Withheld	34,334,486.60	4.902
TOTAL	700,395,200.68	100.000

A Denotes trust-wide proposal and voting results.

55 Annual Report

Proxy Voting Results - continued

A special meeting of Fidelity Pennsylvania Municipal Income Fund’s shareholders was held on January 18, 2006. The results of votes taken among shareholders on the propos als before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of	% of
	Votes	Votes

Dennis J. Dirks
Affirmative	4,012,578,790.76	95.238
Withheld	200,653,306.55	4.762
TOTAL	4,213,232,097.31	100.000
Albert R. Gamper, Jr.
Affirmative	4,015,643,707.84	95.310
Withheld	197,588,389.47	4.690
TOTAL	4,213,232,097.31	100.000
Robert M. Gates
Affirmative	4,004,345,809.00	95.042
Withheld	208,886,288.31	4.958
TOTAL	4,213,232,097.31	100.000
George H. Heilmeier
Affirmative	4,008,127,523.93	95.132
Withheld	205,104,573.38	4.868
TOTAL	4,213,232,097.31	100.000
Abigail P. Johnson
Affirmative	3,993,175,527.66	94.777
Withheld	220,056,569.65	5.223
TOTAL	4,213,232,097.31	100.000
Edward C. Johnson 3d
Affirmative	3,987,333,615.26	94.638
Withheld	225,898,482.05	5.362
TOTAL	4,213,232,097.31	100.000
Stephen P. Jonas
Affirmative	4,010,007,680.52	95.177
Withheld	203,224,416.79	4.823
TOTAL	4,213,232,097.31	100.000

	# of	% of
	Votes	Votes

Marie L. Knowles
Affirmative	4,010,231,303.96	95.182
Withheld	203,000,793.35	4.818
TOTAL	4,213,232,097.31	100.000

Ned C. Lautenbach
Affirmative	4,009,136,177.44	95.156
Withheld	204,095,919.87	4.844
TOTAL	4,213,232,097.31	100.000

William O. McCoy
Affirmative	4,001,996,735.35	94.986
Withheld	211,235,361.96	5.014
TOTAL	4,213,232,097.31	100.000

Robert L. Reynolds
Affirmative	4,010,560,206.65	95.190
Withheld	202,671,890.66	4.810
TOTAL	4,213,232,097.31	100.000

Cornelia M. Small
Affirmative	4,011,161,760.21	95.204
Withheld	202,070,337.10	4.796
TOTAL	4,213,232,097.31	100.000

William S. Stavropoulos
Affirmative	4,001,217,912.57	94.968
Withheld	212,014,184.74	5.032
TOTAL	4,213,232,097.31	100.000

Kenneth L. Wolfe
Affirmative	4,011,439,868.05	95.211
Withheld	201,792,229.26	4.789
TOTAL	4,213,232,097.31	100.000

A Denotes trust-wide proposal and voting results.

Annual Report 56

PROPOSAL 2
To change Fidelity Pennsylvania
Municipal Income Fund from a diver-
sified to a non-diversified fund.
	# of	% of
	Votes	Votes
Affirmative	138,944,647.47	74.679
Against	29,304,872.03	15.751
Abstain	10,404,283.99	5.592
Broker
Non Votes .	7,402,189.22	3.978
TOTAL	186,055,992.71	100.000

57 Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll free number to access account balances, positions, quotes and trading. It’s easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

By PC

Fidelity’s web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

* When you call the quotes line, please remember that a fund’s yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guar anteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report 58

To Write Fidelity

We’ll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(such as changing name, address, bank, etc.) Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0002

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

Selling shares
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

59 Annual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Sub-Adviser
Fidelity Investments Money
Management, Inc.
Fidelity International Investment
Advisors
Fidelity International Investment
Advisors (U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agents
Citibank, N.A.
New York, NY
Fidelity Service Company, Inc.
Boston, MA
Custodian
Citibank, N.A.
New York, NY

The Fidelity Telephone Connection
Mutual Fund 24-Hour Service
Exchanges/Redemptions
and Account Assistance	1-800-544-6666
Product Information	1-800-544-6666
Retirement Accounts	1-800-544-4774
(8 a.m. - 9 p.m.)
TDD Service	1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
Telephone (FAST® ) (automated phone logo)	1-800-544-5555
(automated phone logo) Automated line for quickest service

PFR-UANN-0206 1.787740.102

Fidelity® Short-Intermediate Municipal Income Fund (formerly Spartan® Short Intermediate Municipal Income Fund)

Annual Report December 31, 2005

Contents

Chairman’s Message	4	Ned Johnson’s message to shareholders.
Performance	5	How the fund has done over time.
Management’s Discussion	6	The manager’s review of fund
		performance, strategy and outlook.
Shareholder Expense	7	An example of shareholder expenses.
Example
Investment Changes	9	A summary of major shifts in the fund’s
		investments over the past six months.
Investments	10	A complete list of the fund’s investments
		with their market values.
Financial Statements	34	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	44	Notes to the financial statements.
Report of Independent	52
Registered Public
Accounting Firm
Trustees and Officers	53
Distributions	64
Proxy Voting Results	65

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended
June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commis sion’s (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies, Inc.
and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR
Corp. or an affiliated company.

Annual Report

2 2

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference
Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference
Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.fidelity.com/holdings.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

3 Annual Report

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind every one where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission’s forward pricing rules or were involved in so called “market timing” activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that some one could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner and in every other. But I underscore again that Fidelity has no so called “agreements” that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee which is returned to the fund and, therefore, to investors to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confi dent we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors’ holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report 4

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of Short Intermediate Municipal Income’s dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not oc curred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns
Periods ended December 31, 2005	Past 1	Past 5	Past 10
	year	years	years
Short Intermediate Municipal Income	1.06%	3.59%	3.97%

$10,000 Over 10 Years

Let’s say hypothetically that $10,000 was invested in Short Intermediate Municipal Income on December 31, 1995. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® Municipal Bond Index performed over the same period.

5 Annual Report

5

Management’s Discussion of Fund Performance

Comments from Mark Sommer, Portfolio Manager of Fidelity® Short Intermediate Municipal Income Fund

For the third consecutive year, the municipal bond market outperformed taxable bonds. The Lehman Brothers® Municipal Bond Index rose 3.51% for the year ending December 31, 2005. The taxable bond market, as measured by the Lehman Brothers Aggregate Bond Index, advanced 2.43% . Muni bonds were attractively valued relative to Treasuries, particularly as tax free bond yields drew closer to those of high quality government bonds. Consequently, the tax advantage of munis was compelling to such atypical investors in the asset class as hedge funds, corporations and taxable bond investors. The strong demand helped offset heavy issuance, particularly at the longer term end of the spectrum. The Federal Reserve Board raised short term interest rates eight times during the year, but long term rates remained persistently low, making the cost of borrowing more affordable for muni issuers. Still, absolute returns finished well below their historical averages. In addition to the rate hikes, surging energy prices pushed inflation higher, a condition further exacerbated by the damage to energy production facilities caused by Hurricane Katrina.

Short Intermediate Municipal Income returned 1.06% during the past year. By comparison, the LipperSM Short Intermediate Municipal Debt Funds Average also gained 1.06% and the Lehman Brothers 1 6 Year Municipal Bond Index returned 1.02% . The biggest contributor to the fund’s performance relative to the Lehman Brothers index was my focus throughout much of the period on bonds with maturities in the six to eight year range, which outper formed securities in the two to five year segment that dominates the Lehman Brothers index. Security selection also was a plus, with Fidelity’s municipal bond research team helping me to avoid deteriorating credits. In addition, performance was helped by an overweighting relative to the index in lower quality investment grade munis, because they dramatically outpaced higher quality securities amid strong investor demand. That said, I believe the fund had less exposure to lower quality securities than many of its competitors, which may have cost it some ground. Similarly, performance likely was hurt by my shying away from below investment grade munis and tobacco bonds, both of which were among the market’s best performing segments and where I suspect my competitors had more exposure. Throughout the period, I kept the fund’s overall interest rate sensitivity in line with the Lehman Brothers index. This strategy had no material impact on the fund’s performance relative to the index.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity dis claims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

6 6

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b 1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2005 to December 31, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

7 Annual Report

Shareholder Expense Example continued

			Expenses Paid
			During Period*
	Beginning	Ending	July 1, 2005
	Account Value	Account Value	to December 31,
	July 1, 2005	December 31, 2005	2005
Class A
Actual	$1,000.00	$1,003.60	$3.23
HypotheticalA	$1,000.00	$1,021.98	$3.26
Class T
Actual	$1,000.00	$1,003.10	$3.74
HypotheticalA	$1,000.00	$1,021.48	$3.77
Class B
Actual	$1,000.00	$999.80	$7.01
HypotheticalA	$1,000.00	$1,018.20	$7.07
Class C
Actual	$1,000.00	$999.20	$7.61
HypotheticalA	$1,000.00	$1,017.59	$7.68
Short Intermediate Municipal
Income
Actual	$1,000.00	$1,004.40	$2.43
HypotheticalA	$1,000.00	$1,022.79	$2.45
Institutional Class
Actual	$1,000.00	$1,004.40	$2.48
HypotheticalA	$1,000.00	$1,022.74	$2.50
A 5% return per year before expenses

* Expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period).

Annualized
Expense Ratio
Class A	64%
Class T	74%
Class B	1.39%
Class C	1.51%
Short Intermediate Municipal Income	48%
Institutional Class	49%

Annual Report

8

Investment Changes

Top Five States as of December 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Texas	14.7	14.4
New York	11.8	8.5
Illinois	9.4	9.3
California	7.6	8.1
New Jersey	6.9	4.5
Top Five Sectors as of December 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
General Obligations	49.1	45.1
Electric Utilities	13.8	14.0
Escrowed/Pre Refunded	8.2	8.1
Transportation	6.7	6.6
Health Care	6.5	5.9
Average Years to Maturity as of December 31, 2005
		6 months ago
Years	3.5	3.4

Average years to maturity is based on the average time remaining to the stated maturity date of each bond, weighted by the market value of each bond.

Duration as of December 31, 2005
6 months ago
Years	3.0	2.9

Duration shows how much a bond fund’s price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund’s performance and share price. Accordingly, a bond fund’s actual performance may differ from this example.

We have used ratings from Moody’s® Investors Services, Inc. Where Moody’s ratings are not available, we have used S&P® ratings.

9 Annual Report

Investments December 31, 2005

Showing Percentage of Net Assets
Municipal Bonds 99.8%
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Alabama – 2.3%
Birmingham Baptist Med. Ctrs. Spl. Care Facilities Fing.
Auth. Rev. (Baptist Health Sys., Inc. Proj.) Series A, 5%
11/15/09	$1,100	$1,140
Huntsville Solid Waste Disp. Auth. & Resource Recovery
Rev.:
5.25% 10/1/07 (MBIA Insured) (c)	1,750	1,783
5.25% 10/1/08 (MBIA Insured) (c)	2,900	2,998
5.75% 10/1/09 (MBIA Insured) (c)	4,000	4,243
Jefferson County Ltd. Oblig. School Warrants Series A,
5% 1/1/07	2,210	2,244
Jefferson County Swr. Rev.:
Series 1999 A, 5.75% 2/1/38 (Pre-Refunded to
2/1/09 @ 101) (d)	5,000	5,397
Series A:
5% 2/1/33 (Pre-Refunded to 2/1/09 @ 101) (d)	13,460	14,176
5.5% 2/1/40 (Pre-Refunded to 2/1/11 @ 101) (d)	3,900	4,294
5% 2/1/41 (Pre-Refunded to 8/1/12 @ 100) (d)	2,060	2,215
Mobile County Gen. Oblig. 5% 2/1/08 (MBIA Insured) .	1,475	1,524
		40,014

Alaska – 1.6%
Alaska Student Ln. Corp. Student Ln. Rev. Series A,
5.85% 7/1/13 (AMBAC Insured) (c)	3,285	3,544
Anchorage Gen. Oblig. Series B, 5.75% 12/1/11
(Pre-Refunded to 12/1/10 @ 100) (d)	2,500	2,755
North Slope Borough Gen. Oblig.:
Series 1996 B, 0% 6/30/07 (MBIA Insured)	3,100	2,945
Series A, 0% 6/30/07 (MBIA Insured)	5,000	4,751
Series B:
0% 6/30/06 (MBIA Insured)	3,500	3,444
0% 6/30/07 (MBIA Insured)	7,050	6,699
0% 6/30/08 (MBIA Insured)	4,240	3,891
		28,029

Arizona – 1.5%
Arizona Ctfs. of Prtn. Series B, 5.5% 9/1/10
(FSA Insured)	8,325	9,016
Arizona School Facilities Board Ctfs. of Prtn. Series C,
5% 9/1/09 (FSA Insured)	1,115	1,175
Maricopa County Unified School District #48 Scottsdale
7.4% 7/1/10	3,750	4,346
Pima County Unified School District #1 Tucson 7.5%
7/1/08 (FGIC Insured)	7,060	7,749

See accompanying notes which are an integral part of the financial statements.

Annual Report

10

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Arizona – continued
Tucson Wtr. Rev. Series A, 5% 7/1/11 (FGIC Insured)	$1,500	$1,601
Univ. of Arizona Ctfs. of Prtn. (Univ. of Arizona Parking
& Student Hsg. Proj.) Series A, 5% 6/1/09 (AMBAC
Insured)	2,000	2,097
		25,984

Arkansas – 0.3%
Arkansas Dev. Fin. Auth. Exempt Facilities Rev. (Waste
Mgmt. Proj.) 3.65%, tender 8/1/06 (b)(c)	1,000	999
Little Rock Gen. Oblig. 4% 4/1/07 (FSA Insured)	1,000	1,009
Rogers Sales & Use Tax Rev. Series A, 4.25% 9/1/07
(FGIC Insured)	2,175	2,208
		4,216

California – 7.6%
California Dept. of Wtr. Resources Pwr. Supply Rev.
Series A:
5.25% 5/1/07 (MBIA Insured)	27,455	28,162
5.25% 5/1/12 (MBIA Insured)	6,000	6,548
California Econ. Recovery Series A, 5.25% 7/1/13
(MBIA Insured)	2,900	3,206
California Gen. Oblig.:
5% 2/1/09	1,640	1,713
5% 2/1/10	2,000	2,110
5.125% 9/1/12	1,000	1,061
5.25% 2/1/11	5,775	6,202
5.5% 3/1/11 (FGIC Insured)	3,210	3,513
5.5% 3/1/11 (XL Cap. Assurance, Inc. Insured)	3,525	3,850
5.75% 10/1/08	1,085	1,150
6.4% 9/1/08	3,075	3,301
6.5% 9/1/10	1,740	1,947
8% 11/1/07 (FGIC Insured)	4,670	4,941
California Health Facilities Fing. Auth. Rev. (Cedars-Sinai
Med. Ctr. Proj.) 5% 11/15/10	1,000	1,060
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (Pacific
Gas & Elec. Co. Proj.) Series 2004 B, 3.5%, tender
6/1/07 (FGIC Insured) (b)(c)	15,000	15,010
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev.
(Waste Mgmt., Inc. Proj.) Series A, 3.125%, tender
5/1/06 (b)(c)	5,000	4,988
California Pub. Works Board Lease Rev.:
(California State Univ. Proj.) Series 1997 A, 5.5%
10/1/07	1,075	1,110

See accompanying notes which are an integral part of the financial statements.

11 Annual Report

Investments continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
California Pub. Works Board Lease Rev.: – continued
(Coalinga State Hosp. Proj.) Series 2004 A:
5% 6/1/07	$4,000	$4,086
5% 6/1/08	6,000	6,210
California Statewide Cmntys. Dev. Auth. Rev.:
(Kaiser Fund Hosp./Health Place, Inc. Proj.)
Series 2002 C, 3.85%, tender 6/1/12 (b)	1,400	1,389
(Kaiser Permanente Health Sys. Proj.):
Series 2001 A, 2.55%, tender 1/4/07 (b)	1,400	1,388
Series 2004 G, 2.3%, tender 5/1/07 (b)	8,000	7,889
Commerce Refuse To Energy Auth. Rev.:
5% 7/1/07 (MBIA Insured)	1,770	1,812
5.25% 7/1/08 (MBIA Insured)	855	893
North City West School Facilities Fing. Auth. Spl. Tax
Subseries C:
5% 9/1/07 (AMBAC Insured) (a)	1,975	2,012
5% 9/1/08 (AMBAC Insured) (a)	2,080	2,143
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.
Series A, 0% 1/15/12 (MBIA Insured)	3,600	2,852
Univ. of California Revs. (UCLA Med. Ctr. Proj.) 4.55%
12/1/09 (e)	8,955	9,063
		129,609

Colorado – 0.3%
E-470 Pub. Hwy. Auth. Rev. Series 2000 B:
0% 9/1/06 (Escrowed to Maturity) (d)	2,200	2,150
0% 9/1/07 (Escrowed to Maturity) (d)	3,200	3,016
		5,166

Connecticut – 0.6%
Connecticut Gen. Oblig.:
Series 2001 D, 5.125% 11/15/18 (Pre-Refunded to
11/15/11 @ 100) (d)	5,000	5,386
Series 2002 C, 5% 12/15/08	1,930	2,020
Connecticut Health & Edl. Facilities Auth. Rev.
(Connecticut Children’s Med. Ctr. Proj.) Series B:
4% 7/1/07 (MBIA Insured)	1,275	1,287
4.5% 7/1/08 (MBIA Insured)	1,045	1,073
5% 7/1/09 (MBIA Insured)	1,000	1,051
		10,817

See accompanying notes which are an integral part of the financial statements.

Annual Report

12

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
District Of Columbia – 1.9%
District of Columbia Ctfs. of Prtn.:
(District’s Pub. Safety and Emergency Preparedness
Communications Ctr. and Related Technology Proj.)
Series 2003, 3% 1/1/06 (AMBAC Insured)	$1,305	$1,305
5% 1/1/06 (AMBAC Insured)	1,000	1,000
5% 1/1/07 (AMBAC Insured)	1,000	1,016
5.25% 1/1/08 (AMBAC Insured)	935	968
District of Columbia Gen. Oblig.:
Series 1993 B2, 5.5% 6/1/07 (FSA Insured)	1,830	1,885
Series 2001 B, 5.5% 6/1/07 (FSA Insured)	1,345	1,385
Series A:
5% 6/1/07	2,810	2,868
5.25% 6/1/09 (FSA Insured)	1,000	1,057
Series B, 0% 6/1/12 (MBIA Insured)	3,600	2,772
District of Columbia Rev. (Medstar Univ. Hosp. Proj.)
Series D, 6.875%, tender 2/16/07 (b)(d)	9,000	9,354
Metropolitan Washington Arpts. Auth. Gen. Arpt. Rev.
Series B, 5.5% 10/1/08 (FGIC Insured) (c)	6,460	6,748
Metropolitan Washington Arpts. Auth. Sys. Rev. Series D:
4% 10/1/06 (FSA Insured) (c)	1,750	1,756
4% 10/1/07 (FSA Insured) (c)	1,000	1,007
		33,121

Florida – 3.9%
Brevard County Util. Rev. 5% 3/1/06 (FGIC Insured)	530	531
Coral Gables Health Facilities Hosp. (Baptist Health
South Florida Obligated Group Proj.) 5% 8/15/06	1,000	1,010
Florida Gen. Oblig. (Dept. of Trans. Right of Way Proj.)
Series B, 6.375% 7/1/08	3,000	3,214
Highlands County Health Facilities Auth. Rev. (Adventist
Health Sys./Sunbelt Obligated Group Proj.):
Series A, 5% 11/15/10	1,000	1,052
Series B, 5% 11/15/08	800	829
3.95%, tender 9/1/12 (b)	7,550	7,515
5%, tender 11/16/09 (b)	4,700	4,901
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev.
(Tampa Elec. Co. Proj.):
4%, tender 8/1/07 (b)	11,000	11,001
4.25%, tender 8/1/07 (b)(c)	6,000	6,001
Lee Memorial Health Sys. Board of Directors Hosp. Rev.
Series A, 5.75% 4/1/12 (FSA Insured)	1,980	2,201

See accompanying notes which are an integral part of the financial statements.

13 Annual Report

Investments continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Florida – continued
Miami-Dade County Cap. Asset Acquisition
Fixed Rate Spl. Oblig. Series 2002 A, 5% 4/1/08
(AMBAC Insured)	$2,825	$2,928
Miami-Dade County School Board Ctfs. of Prtn. 5%,
tender 5/1/11 (MBIA Insured) (b)	1,500	1,598
Orlando Utils. Commission Util. Sys. Rev. 5.25% 7/1/09	6,000	6,368
Pasco County Solid Waste Disp. & Resource Recovery
Sys. Rev. 5.75% 4/1/06 (AMBAC Insured) (c)	1,500	1,508
Polk County Cap. Impt. Rev. Series 2004, 5.5%, tender
12/1/10 (FSA Insured) (b)	9,000	9,695
Seminole County School Board Ctfs. of Prtn.
Series A, 4.5% 7/1/08 (MBIA Insured)	1,250	1,285
Univ. Athletic Assoc., Inc. Athletic Prog. Rev.
Series 2001:
2.8%, tender 10/1/08, LOC SunTrust Banks of
Florida, Inc. (b)	2,000	1,961
3%, tender 10/1/09, LOC SunTrust Banks, Inc. (b)	1,000	978
Volusia County School Board Ctfs. of Prtn. (School Board
of Volusia County Master Lease Prog.) 5% 8/1/08
(FSA Insured)	1,625	1,688
		66,264

Georgia – 0.7%
Cobb County Dev. Auth. Solid Waste Disp. Rev.
(Georgia Waste Mgmt. Proj.) Series A, 3.65%, tender
4/1/06 (b)(c)	1,000	1,000
Columbia County Gen. Oblig. 5% 1/1/09
(FSA Insured)	1,505	1,577
Fulton DeKalb Hosp. Auth. Hosp. Rev. 5% 1/1/08
(FSA Insured)	2,250	2,318
Georgia Muni. Elec. Auth. Pwr. Rev. Series 1992 B,
8.25% 1/1/11 (MBIA Insured)	4,105	4,953
Gwinnett County Gen. Oblig. 4% 1/1/06	1,035	1,035
Henry County Wtr. & Swr. Auth. Rev. 5% 2/1/08
(MBIA Insured)	1,095	1,133
		12,016

Hawaii – 2.3%
Hawaii Arpts. Sys. Rev. Series 2000 B, 8% 7/1/10
(FGIC Insured) (c)	3,850	4,482
Hawaii Gen. Oblig. Series CU:
5.75% 10/1/11 (MBIA Insured)	3,040	3,338

See accompanying notes which are an integral part of the financial statements.

Annual Report 14

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Hawaii – continued
Hawaii Gen. Oblig. Series CU: – continued
5.75% 10/1/11 (Pre-Refunded to 10/1/10 @
100) (d)	$170	$187
Honolulu City & County Gen. Oblig. Series B, 8%
10/1/09	26,940	31,183
		39,190

Illinois – 9.4%
Chicago Gen. Oblig.:
(Neighborhoods Alive 21 Prog.):
5% 1/1/07 (MBIA Insured)	1,360	1,382
5% 1/1/08 (MBIA Insured)	1,190	1,227
Series A, 5.25% 1/1/12 (FSA Insured)	1,000	1,085
Chicago Midway Arpt. Rev.:
Series 2001 B, 5% 1/1/07 (FSA Insured)	1,000	1,015
Series B:
5% 1/1/10 (AMBAC Insured)	1,225	1,292
5% 1/1/11 (AMBAC Insured)	3,625	3,845
Chicago O’Hare Int’l. Arpt. Rev.:
Series 2001 C, 5% 1/1/07 (AMBAC Insured) (c)	2,670	2,708
Series A:
5% 1/1/12 (MBIA Insured)	1,135	1,211
5.5% 1/1/08 (AMBAC Insured)	5,000	5,109
5.5% 1/1/10 (AMBAC Insured) (c)	5,000	5,318
Chicago Park District:
Series B, 5% 1/1/11 (AMBAC Insured)	5,750	6,123
Series C, 5% 1/1/11 (AMBAC Insured)	2,515	2,678
Chicago School Fin. Auth. Series B, 5% 6/1/09
(FSA Insured)	12,825	13,458
Chicago Tax Increment Rev. Series 2000 A, 0%
12/1/08 (AMBAC Insured)	10,000	9,041
Chicago Transit Auth. Cap. Grant Receipts Rev.:
(Fed. Transit Administration Section 5307 Formula
Funds Proj.) Series A, 5.25% 6/1/10 (AMBAC
Insured)	4,785	5,120
Series A, 4.25% 6/1/08 (AMBAC Insured)	3,600	3,614
Chicago Wastewtr. Transmission Rev. 5.5% 1/1/09
(FGIC Insured)	2,975	3,151
Cook County Cmnty. College District #508 Ctfs. of Prtn.
8.75% 1/1/07 (FGIC Insured)	8,000	8,419
Du Page Wtr. Commission Wtr. Rev. 5% 5/1/08
(AMBAC Insured)	4,525	4,687

See accompanying notes which are an integral part of the financial statements.

15 Annual Report

Investments continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Illinois – continued
Granite City Solid Waste Disp. Rev. (Waste Mgmt., Inc.
Proj.) 3.85%, tender 5/1/08 (b)(c)	$2,200	$2,191
Hodgkins Tax Increment Rev.:
5% 1/1/07	1,000	1,013
5% 1/1/09	1,805	1,867
Illinois Dev. Fin. Auth. Gas Supply Rev. (The Peoples Gas
Lt. & Coke Co. Proj.) Series 2003 B, 3.05%, tender
2/1/08 (AMBAC Insured) (b)	6,100	6,017
Illinois Dev. Fin. Auth. Rev. (DePaul Univ. Proj.) Series
2004 C, 5.5% 10/1/10	1,900	2,026
Illinois Edl. Facilities Auth. Revs.:
(Art Institute of Chicago Proj.) Series 2003, 3.85%,
tender 3/1/11 (b)	12,800	12,658
(Univ. of Chicago Proj.):
Series 2004 B1, 3.45%, tender 7/1/08 (b)	6,100	6,096
Series A, 5.25% 7/1/41 (Pre-Refunded to 7/1/11
@ 101) (d)	2,640	2,881
Series B:
3.1%, tender 7/1/07 (b)(d)	5	5
3.1%, tender 7/1/07 (b)	3,895	3,858
Illinois Fin. Auth. Rev. (DePaul Univ. Proj.):
5% 10/1/06	1,115	1,125
5% 10/1/07	1,225	1,249
5% 10/1/08	1,000	1,035
Illinois Gen. Oblig.:
First Series 2001, 5.25% 5/1/11 (FSA Insured)	1,475	1,595
First Series:
5.25% 4/1/08 (MBIA Insured)	1,035	1,078
5.5% 8/1/10	1,415	1,531
6% 1/1/11 (Pre-Refunded to 1/1/10 @ 100) (d)	7,075	7,759
Series A, 5% 10/1/09	2,600	2,739
5.75% 4/1/12 (Pre-Refunded to 4/1/10 @ 100) (d) .	1,000	1,092
Illinois Health Facilities Auth. Rev. (Condell Med. Ctr.
Proj.):
5% 5/15/07	500	504
5% 5/15/08	700	715
Kane & DeKalb Counties Cmnty. Unit School District
#301 0% 12/1/10 (AMBAC Insured)	2,000	1,660
Kane & DuPage Counties Cmnty. Unit School District
#303, Saint Charles Series A, 5.5% 1/1/12
(FSA Insured)	2,270	2,493

See accompanying notes which are an integral part of the financial statements.

Annual Report

16

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Illinois – continued
Kane County School District #129, Aurora West Side
Series A, 5.75% 2/1/14 (Pre-Refunded to 2/1/12 @
100) (d)	$1,600	$1,790
Kane, McHenry, Cook & DeKalb Counties Cmnty. Unit
School District #300, Carpentersville 5.5% 12/1/13
(Pre-Refunded to 12/1/11 @ 100) (d)	5,000	5,515
Lake County Cmnty. High School District #128,
Libertyville Series 2004, 5% 1/1/11	2,365	2,519
Rosemont Gen. Oblig. Series 3:
0% 12/1/07 (Escrowed to Maturity) (d)	2,375	2,225
0% 12/1/07 (FGIC Insured)	625	585
Univ. of Illinois Auxiliary Facilities Sys. Rev. Series 2001
A, 5% 4/1/08 (AMBAC Insured)	2,035	2,105
Univ. of Illinois Ctfs. of Prtn. (Util. Infrastructure Projs.)
5% 8/15/11 (AMBAC Insured)	1,360	1,451
Will County School District #122 Series B:
0% 11/1/08 (Escrowed to Maturity) (d)	220	199
0% 11/1/08 (FSA Insured)	1,280	1,159
		161,218

Indiana – 3.7%
Carmel High School Bldg. Corp. 5% 1/10/11
(FSA Insured)	1,000	1,066
Ctr. Grove 2000 Bldg. Corp.:
5.5% 7/15/17 (Pre-Refunded to 7/15/11 @ 100) (d)	1,785	1,961
5.5% 7/15/18 (Pre-Refunded to 7/15/11 @ 100) (d)	1,885	2,071
Hamilton Southeastern Consolidated School Bldg. Corp.:
Series A:
5% 1/10/10 (FSA Insured)	1,750	1,852
5.25% 7/10/11 (FSA Insured)	2,295	2,483
5.25% 1/10/12 (FSA Insured)	1,355	1,472
5% 1/15/10 (FSA Insured)	1,835	1,942
5% 1/15/11 (FSA Insured)	1,910	2,036
5% 1/15/12 (FSA Insured)	1,990	2,135
5.5% 7/15/16 (Pre-Refunded to 7/15/11 @ 100) (d)	1,855	2,038
Indiana Health Facility Fing. Auth. Rev.:
(Ascension Health Cr. Group Prog.) Series 2002 F,
5.5% 11/15/06	1,000	1,018
(Ascension Health Cr. Group, Inc. Proj.) Series A, 5%,
tender 5/1/07 (b)	7,100	7,241
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis
Arpt. Auth. Proj.) Series I:
4% 1/1/06 (MBIA Insured) (c)	1,325	1,325

See accompanying notes which are an integral part of the financial statements.

17 Annual Report

Investments continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Indiana – continued
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis
Arpt. Auth. Proj.) Series I: – continued
5% 1/1/08 (MBIA Insured) (c)	$1,550	$1,590
Indianapolis Resource Recovery Rev. (Ogden Martin
Sys., Inc. Proj.) 6.75% 12/1/07 (AMBAC Insured)	3,000	3,137
Ivy Tech State College Series I, 5% 7/1/09
(AMBAC Insured)	1,405	1,478
Logansport High School Bldg. Corp.:
5.25% 1/15/11 (MBIA Insured)	1,000	1,073
5.25% 7/15/11 (MBIA Insured)	1,020	1,098
5.25% 1/15/12 (MBIA Insured)	1,045	1,129
5.25% 7/15/12 (MBIA Insured)	1,075	1,165
Mount Vernon of Hancock County Multi-School Corp.
Series B:
5.5% 7/15/16 (Pre-Refunded to 7/15/11 @ 100) (d)	1,605	1,763
5.5% 7/15/17 (Pre-Refunded to 7/15/11 @ 100) (d)	1,695	1,862
Muncie School Bldg. Corp. 5.25% 7/10/12
(MBIA Insured)	1,585	1,727
New Albany Floyd County Independent School Bldg.
Corp. 5% 1/15/11 (FSA Insured)	1,000	1,066
Rockport Poll. Cont. Rev. 4.9%, tender 6/1/07 (b)	4,000	4,045
Saint Joseph County Ind. Edl. Facilities Rev. (Univ. of
Notre Dame Du Lac Proj.) 2.5%, tender 12/3/07 (b) .	10,000	9,791
West Clark 2000 School Bldg. Corp.:
5.25% 1/15/11 (MBIA Insured)	1,065	1,145
5.25% 7/15/11 (MBIA Insured)	1,125	1,214
5.25% 1/15/12 (MBIA Insured)	1,150	1,246
		63,169

Kansas 0.2%
Burlington Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co.
Proj.) Series A, 4.75%, tender 10/1/07 (b)	2,400	2,438
Kansas Dev. Fin. Auth. Health Facilities Rev. (Hays Med.
Ctr. Proj.) Series 2005 L:
5.25% 11/15/10	545	580
5.25% 11/15/12	680	728
		3,746

Kentucky 0.7%
Kenton County Arpt. Board Arpt. Rev. Series B, 5%
3/1/09 (MBIA Insured) (c)	1,185	1,231

See accompanying notes which are an integral part of the financial statements.

Annual Report

18

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Kentucky – continued
Owensboro Elec. Lt. & Pwr. Rev. Series B:
0% 1/1/07 (AMBAC Insured)	$10,000	$9,667
0% 1/1/09 (AMBAC Insured)	2,000	1,795
		12,693

Louisiana – 0.1%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev.
Series B, 5% 2/1/12 (AMBAC Insured)	1,000	1,068
Maryland 0.1%
Prince Georges County Ctfs. of Prtn. (Equip. Acquisition
Prog.) 5.25% 5/15/10 (MBIA Insured)	1,535	1,646
Massachusetts 2.8%
Massachusetts Bay Trans. Auth. Series A, 7% 3/1/09	6,880	7,597
Massachusetts Dev. Fin. Agcy. Rev. (Massachusetts
Biomedical Research Corp. Proj.) Series C:
5.75% 8/1/06	1,200	1,214
5.875% 8/1/08	1,630	1,703
Massachusetts Fed. Hwy.:
Series 2000 A, 5.75% 6/15/13	3,000	3,275
Series B, 5.125% 12/15/14 (Pre-Refunded to
12/15/08 @ 101) (d)	2,775	2,924
Massachusetts Gen. Oblig.:
Series 1999 C, 5.625% 9/1/12 (Pre-Refunded to
9/1/09 @ 101) (d)	2,570	2,778
Series 2001 A, 5.5% 1/1/11	5,000	5,437
Series 2003 A, 5.375% 8/1/08	5,165	5,414
Series 2003 C, 5.5% 10/1/10 (MBIA Insured)	1,130	1,228
Series A, 4.5% 1/1/09 (Pre-Refunded to 1/1/08 @
101) (d)	2,055	2,116
Series C, 5.25% 11/1/30 (Pre-Refunded to 11/1/12
@ 100) (d)	2,495	2,704
Massachusetts Health & Edl. Facilities Auth. Rev.
(Berkshire Health Sys., Inc. Proj.) Series F, 5%
10/1/08	2,720	2,817
Massachusetts Port Auth. Spl. Facilities Rev.
(Delta Air Lines, Inc. Proj.) Series A, 5.5% 1/1/12
(AMBAC Insured) (c)	1,000	1,064
Springfield Gen. Oblig.:
5% 1/15/06 (MBIA Insured)	1,000	1,000
5.25% 8/1/12 (MBIA Insured)	6,000	6,553
		47,824

See accompanying notes which are an integral part of the financial statements.

19 Annual Report

Investments continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Michigan – 3.3%
Chippewa Valley Schools 5% 5/1/08	$1,260	$1,306
Detroit City School District Series A, 5.5% 5/1/11
(FSA Insured)	1,200	1,316
Detroit Gen. Oblig.:
Series 2004 A, 5% 4/1/08 (FSA Insured)	7,275	7,541
Series A, 5% 4/1/07 (FSA Insured)	6,910	7,053
5% 4/1/08 (MBIA Insured)	14,545	15,077
5% 4/1/09 (MBIA Insured)	10,620	11,170
Detroit Swr. Disp. Rev. Series A, 5.75% 7/1/26 (Pre Re
funded to 1/1/10 @ 101) (d)	2,000	2,180
Greater Detroit Resource Recovery Auth. Rev. Series A,
6.25% 12/13/07 (AMBAC Insured)	4,000	4,216
Hazel Park School District 5% 5/1/08	1,275	1,321
Livonia Pub. School District Series II, 0% 5/1/21
(FGIC Insured) (Pre-Refunded to 5/1/07 @ 39.31)	8,000	3,000
Troy School District 5% 5/1/11 (MBIA Insured) (a)	1,000	1,054
Wayne-Westland Cmnty. Schools 5% 5/1/10
(FSA Insured)	1,225	1,303
		56,537

Minnesota 0.2%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health
Care Sys. Rev. (Health Partners Oblig. Group Proj.):
5.25% 12/1/08	1,200	1,248
5.25% 12/1/10	500	530
Saint Paul Port Auth. Lease Rev. (HealthEast Midway
Campus Proj.) Series 2003 A, 5% 5/1/10	700	696
Waconia Independent School District #110 Series A, 5%
2/1/11 (FSA Insured)	940	1,006
		3,480

Mississippi – 0.1%
Mississippi Higher Ed. Student Ln. Series 2000 B3, 5.3%
9/1/08 (c)	1,190	1,228
Missouri – 0.3%
Kansas City School District Bldg. Corp. Rev.:
(School District Elementary School Proj.) Series B, 5%
2/1/11 (FGIC Insured)	1,850	1,979
Series A, 5% 2/1/08 (FGIC Insured)	2,000	2,068
Saint Louis Muni. Fin. Corp. Leasehold Rev.
(Callahan Courthouse Proj.) Series A, 5.75% 2/15/14
(FGIC Insured)	1,050	1,171
		5,218

See accompanying notes which are an integral part of the financial statements.

Annual Report

20

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Montana 0.2%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Projs.)
Series A, 5.2%, tender 5/1/09 (b)	$2,900	$3,010
Nebraska – 1.9%
Lancaster County School District #1 (Lincoln Pub. Schools
Proj.) 4% 1/15/06	1,000	1,000
Nebraska Pub. Pwr. District Rev. Series A:
0% 1/1/06 (MBIA Insured)	24,465	24,465
0% 1/1/07 (MBIA Insured)	4,000	3,867
Omaha Pub. Pwr. District Elec. Rev. Series B, 4.5%
2/1/09	3,500	3,615
		32,947

Nevada 2.0%
Clark County Arpt. Rev. Series C:
5% 7/1/06 (AMBAC Insured) (c)	800	806
5% 7/1/08 (AMBAC Insured) (c)	2,215	2,283
5% 7/1/09 (AMBAC Insured) (c)	2,700	2,803
5% 7/1/10 (AMBAC Insured) (c)	1,225	1,279
5% 7/1/11 (AMBAC Insured) (c)	1,790	1,877
Clark County Hwy. Impt. Rev. (Motor Vehicle Fuel Tax)
5% 7/1/11 (AMBAC Insured)	3,230	3,455
Clark County School District:
Series 2000 A, 5.75% 6/15/17 (Pre-Refunded to
6/15/10 @ 100) (d)	1,600	1,749
Series C, 5% 6/15/10 (MBIA Insured)	1,075	1,143
Series D, 5% 6/15/09 (MBIA Insured)	13,890	14,630
Henderson Health Care Facility Rev. (Catholic Healthcare
West Proj.) Series 2005 B, 5% 7/1/08	1,100	1,137
Lyon Co. School District Gen. Oblig.:
5% 6/1/07 (a)	490	498
5% 6/1/09 (a)	695	723
Washoe County School District Gen. Oblig. Series D, 5%
6/1/10 (MBIA Insured)	2,410	2,561
		34,944

New Hampshire – 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev.
(United Illumination Co.) Series A, 3.65%, tender
2/1/10 (AMBAC Insured) (b)(c)	2,500	2,472
New Hampshire Tpk. Sys. Rev. 5% 5/1/07
(AMBAC Insured) (a)	1,500	1,515
		3,987

See accompanying notes which are an integral part of the financial statements.

21 Annual Report

Investments continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
New Jersey – 6.9%
Camden County Impt. Auth. Rev. (Cooper Health Sys.
Obligated Group Proj.) Series B, 5.25% 2/15/09	$1,250	$1,293
Casino Reinvestment Dev. Auth. Hotel Room Fee Rev.:
5% 1/1/08 (AMBAC Insured)	920	947
5% 1/1/09 (AMBAC Insured)	1,000	1,044
Elizabeth Gen. Oblig. 5.25% 8/15/09 (MBIA Insured) .	1,225	1,303
Garden State Preservation Trust Open Space &
Farmland Preservation Series B:
6.25% 11/1/09 (MBIA Insured)	4,000	4,408
6.375% 11/1/11 (MBIA Insured)	7,470	8,571
New Jersey Econ. Dev. Auth. Rev. 5% 6/15/07	7,500	7,623
New Jersey Gen. Oblig. Series 2005 N, 5% 7/15/08
(FGIC Insured)	6,175	6,423
New Jersey Tpk. Auth. Tpk. Rev. Series 2004 A, 3.15%,
tender 1/1/10 (AMBAC Insured) (b)	9,150	9,025
New Jersey Trans. Trust Fund Auth.:
Series 2001 A, 5% 6/15/06	355	358
Series A, 5.25% 12/15/08 (MBIA Insured)	13,500	14,186
Series B:
5.25% 12/15/10 (FGIC Insured)	4,550	4,896
5.25% 12/15/11 (FGIC Insured)	10,015	10,864
5.25% 12/15/12 (FGIC Insured)	4,800	5,243
6.5% 6/15/11 (MBIA Insured)	5,000	5,685
Series C, 5.5% 12/15/10 (FSA Insured)	25,000	27,181
New Jersey Transit Corp. Series 2000 B, 5.5% 2/1/08
(AMBAC Insured)	1,000	1,043
New Jersey Transit Corp. Ctfs. of Prtn. Series A, 6%
9/15/13 (Pre-Refunded to 9/15/09 @ 100) (d)	7,000	7,614
		117,707

New Jersey/Pennsylvania – 0.3%
Delaware River Joint Toll Bridge Commission Bridge Rev.
5% 7/1/09	5,170	5,416
New Mexico – 0.4%
Farmington Poll. Cont. Rev. (Pub. Svc. Co. of New
Mexico San Juan and Four Corners Projs.)
Series 2003 B, 2.1%, tender 4/1/06 (b)	7,000	6,960
New York – 11.8%
Grand Central District Mgmt. Assoc., Inc.:
5% 1/1/10	1,200	1,264
5% 1/1/12	1,175	1,251
Metropolitan Trans. Auth. Commuter Facilities Rev. Series A,
5.375% 7/1/09 (Escrowed to Maturity) (d)	3,635	3,882

See accompanying notes which are an integral part of the financial statements.

Annual Report

22

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
New York – continued
Metropolitan Trans. Auth. Rev. Series 2005 C:
5% 11/15/10	$2,000	$2,121
5% 11/15/11	2,750	2,932
Metropolitan Trans. Auth. Svc. Contract Rev. Series B, 5%
1/1/06	10,110	10,110
Nassau County Gen. Oblig. Series Z, 5% 9/1/11
(FGIC Insured)	800	848
New York City Gen. Oblig.:
Series 1996 B, 6.5% 8/15/09	3,425	3,756
Series 2000 A, 6.5% 5/15/11	2,075	2,325
Series 2002 G, 5.5% 8/1/10	2,720	2,928
Series 2004 G, 5% 8/1/09	8,000	8,380
Series 2005 C, 5% 8/1/12	19,770	21,055
Series 2005 D, 5% 8/1/12	4,925	5,245
Series 2005 G, 5.625% 8/1/13 (MBIA Insured)	5,075	5,618
Series 2005 K:
5% 8/1/11	7,120	7,553
5% 8/1/12	4,360	4,643
Series 2005 O, 5% 6/1/12	7,500	7,998
Series A, 5.25% 11/1/14 (MBIA Insured)	600	651
Series B, 5.75% 8/1/14	1,000	1,104
Series E, 6% 8/1/11	60	62
Series G, 5.25% 8/1/14 (AMBAC Insured)	1,000	1,077
Subseries 2005 F1, 5% 9/1/15	3,560	3,813
New York City Indl. Dev. Agcy. Spl. Facilities Rev. (Term.
One Group Assoc. Proj.) 5% 1/1/07 (c)	1,700	1,719
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys.
Rev. Series B, 5.875% 6/15/26 (Pre-Refunded to
6/15/06 @ 101) (d)	7,320	7,473
New York City Transitional Fin. Auth. Rev. Series E:
4.5% 2/1/07	245	248
4.5% 2/1/07 (Escrowed to Maturity) (d)	1,505	1,525
New York State Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series 2000 A, 6.125% 7/1/12 (AMBAC Insured) .	5,540	6,177
Series A, 5.75% 7/1/13	3,500	3,849
Series C, 7.5% 7/1/10	3,100	3,377
Series 2003 A:
5% 1/1/06	1,250	1,250
5% 3/15/08	2,000	2,070
Series B, 5.25%, tender 5/15/12 (b)	13,000	14,010
5.75% 7/1/13 (AMBAC Insured)	1,000	1,103

See accompanying notes which are an integral part of the financial statements.

23 Annual Report

Investments continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
New York – continued
New York State Urban Dev. Corp. Rev. 5% 1/1/12	$5,000	$5,330
New York Transitional Fin. Auth. Rev. Series 2003 E:
4.5% 2/1/08	1,500	1,536
5% 2/1/09	2,035	2,132
Tobacco Settlement Fing. Corp.:
Series 2004 B1, 5% 6/1/09	3,800	3,964
Series A1:
5.25% 6/1/12	5,000	5,041
5.25% 6/1/13	17,500	18,221
Series B1:
4% 6/1/07	6,000	6,047
5% 6/1/06	17,815	17,932
		201,620

New York & New Jersey – 0.6%
Port Auth. of New York & New Jersey:
124th Series, 5% 8/1/13 (FGIC Insured) (c)	1,200	1,242
127th Series, 5% 12/15/08 (AMBAC Insured) (c)	3,510	3,649
Port Auth. of New York & New Jersey Spl. Oblig. Rev.
(JFK Int’l. Air Term. Spl. Proj.) Series 6, 6.25%
12/1/13 (MBIA Insured) (c)	4,100	4,610
		9,501

North Carolina – 1.2%
Charlotte Ctfs. of Prtn. (FY 2004 Equip. Acquisition Proj.)
Series 2004 C, 4% 3/1/08	4,940	5,012
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 1993 B, 7% 1/1/08 (MBIA Insured)	1,500	1,607
Series A, 5.5% 1/1/10	3,000	3,187
Series B, 6% 1/1/06	6,170	6,170
Series C, 5% 1/1/08	1,190	1,221
Series D, 5.375% 1/1/10	3,715	3,930
		21,127

Ohio – 0.9%
Akron Ctfs. of Prtn. 5% 12/1/07	2,350	2,415
Cleveland Pub. Pwr. Sys. Rev. (First Mtg. Prog.)
Series 1994 A, 0% 11/15/09 (MBIA Insured)	2,250	1,949
Franklin County Rev. (OCLC Online Computer Library
Ctr., Inc. Proj.) 5% 4/15/07	1,960	1,986
Lakewood Hosp. Impt. Rev. (Lakewood Hosp. Assoc.
Proj.) 5.5% 2/15/07	1,420	1,447

See accompanying notes which are an integral part of the financial statements.

Annual Report

24

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Ohio – continued
Ohio Air Quality Dev. Auth. Rev. Series 2002 A, 3.5%,
tender 1/1/06 (b)	$1,000	$1,000
Ohio Gen. Oblig.:
Series 2000 E, 5.5% 5/1/09	1,905	2,031
Series 2003 D, 2.45%, tender 9/14/07 (b)	1,300	1,277
Ohio Univ. Gen. Receipts Athens 5% 12/1/07
(FSA Insured)	1,285	1,325
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev. (Ohio Edison
Co. Proj.) Series A, 3.35%, tender 6/1/06 (b)	1,800	1,793
		15,223

Oklahoma – 0.0%
Cherokee County Econ. Dev. Auth. Series A, 0%
11/1/11 (Escrowed to Maturity) (d)	1,000	792
Oregon – 0.3%
Beaverton Wtr. Rev. Series B, 5% 6/1/10 (FSA Insured) .	1,210	1,289
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Series B:
5% 5/1/09 (FSA Insured)	1,000	1,050
5% 5/1/11 (FSA Insured)	1,000	1,065
Oregon Gen. Oblig. 8.25% 1/1/07	1,000	1,047
		4,451

Pennsylvania – 4.5%
Allegheny County Arpt. Rev. (Pittsburgh Int’l. Arpt. Proj.)
Series A1, 5.75% 1/1/12 (MBIA Insured) (c)	1,300	1,403
Allegheny County Hosp. Dev. Auth. Rev. (Univ. of
Pittsburgh Med. Ctr. Proj.) Series B:
5.5% 6/15/06	3,065	3,094
5.5% 6/15/07	2,000	2,057
Allegheny County Indl. Dev. Auth. Rev. (Watson Institute
Ed. Ctr. Proj.) 3.375%, tender 5/1/08, LOC PNC
Bank NA, Pittsburgh (b)	4,500	4,464
Allegheny County San. Auth. Swr. Rev. 6% 12/1/11
(MBIA Insured)	1,495	1,676
Hazleton Area School District 6.5% 3/1/06
(FSA Insured)	1,155	1,161
Luzerne County Indl. Dev. Auth. Wtr. Facilities Rev.
(Pennsylvania-American Wtr. Co. Proj.) 3.6%, tender
12/1/09 (AMBAC Insured) (b)(c)	10,000	9,928
Montgomery County Higher Ed. & Health Auth. Hosp.
Rev. (Abington Memorial Hosp. Proj.) Series A, 5%
6/1/06 (AMBAC Insured)	3,750	3,771

See accompanying notes which are an integral part of the financial statements.

25 Annual Report

Investments continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Pennsylvania – continued
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities
Rev. (Shippingport Proj.) Series A, 4.35%, tender
6/1/10 (b)(c)	$1,200	$1,179
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Univ. of Pennsylvania Health Systems Proj.) Series A:
4% 8/15/06	1,405	1,408
5% 8/15/07	1,735	1,769
5% 8/15/08	2,000	2,071
(UPMC Health Sys. Proj.) Series 2001 A, 5.75%
1/15/09	1,750	1,853
Series B, 5.25% 9/1/08	5,860	6,137
Pennsylvania Indl. Dev. Auth. Rev. 5.25% 7/1/10
(AMBAC Insured)	2,750	2,957
Philadelphia Gas Works Rev. (1975 Gen. Ordinance
Proj.) 17th Series, 5% 7/1/08 (FSA Insured)	7,410	7,692
Philadelphia Muni. Auth. Rev.:
Series A:
5% 5/15/07 (FSA Insured)	5,500	5,620
5% 5/15/08 (FSA Insured)	5,000	5,181
Series B, 5.25% 11/15/11 (FSA Insured)	3,400	3,686
Philadelphia School District:
Series 2005 D, 5.25% 6/1/12 (FSA Insured)	1,465	1,592
Series B, 5% 4/1/11 (AMBAC Insured)	2,160	2,309
Pittsburgh Gen. Oblig. Series A, 6% 3/1/07
(MBIA Insured)	2,000	2,059
Pittsburgh School District Series A, 5% 9/1/09
(MBIA Insured) (a)	1,600	1,668
Westmoreland County Muni. Auth. Muni. Svc. Rev.
Series K, 0% 7/1/12 (Escrowed to Maturity) (d)	2,355	1,827
		76,562

Puerto Rico 0.1%
Puerto Rico Pub. Bldgs Auth. Rev. Series K, 4%, tender
7/1/07 (MBIA Insured) (b)	1,000	1,005
Rhode Island – 0.4%
Providence Spl. Oblig. Series 2005 E:
4% 6/1/08 (Radian Asset Assurance Ltd. Insured)	1,000	1,009
5% 6/1/09 (Radian Asset Assurance Ltd. Insured)	1,315	1,373
5% 6/1/10 (Radian Asset Assurance Ltd. Insured)	1,180	1,239

See accompanying notes which are an integral part of the financial statements.

Annual Report

26

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Rhode Island – continued
Rhode Island Health & Edl. Bldg. Corp. Rev. (Johnson &
Wales Univ. Proj.):
5% 4/1/06 (XL Cap. Assurance, Inc. Insured)	$2,225	$2,234
5% 4/1/08 (XL Cap. Assurance, Inc. Insured)	1,700	1,760
		7,615

South Carolina – 1.6%
Berkeley County School District 7% 4/1/07	2,615	2,733
Charleston County Hosp. Facilities (Care Alliance Health
Services Proj.) Series A:
5% 8/15/06	1,000	1,008
5% 8/15/07	1,700	1,735
5% 8/15/08	1,690	1,742
Greenville County Pub. Facilities Corp. Certificate of
Prtn. (Courthouse and Detention Proj.) 5% 4/1/10
(AMBAC Insured)	1,450	1,544
Piedmont Muni. Pwr. Agcy. Elec. Rev. 5.6% 1/1/09
(MBIA Insured)	2,345	2,501
Rock Hill Util. Sys. Rev. Series 2003 A:
5% 1/1/08 (FSA Insured)	1,850	1,910
5% 1/1/09 (FSA Insured)	1,945	2,041
South Carolina Pub. Svc. Auth. Rev.:
Series 2005 B, 5% 1/1/10 (MBIA Insured)	3,000	3,178
Series A:
5.5% 1/1/11 (MBIA Insured)	3,000	3,243
5.5% 1/1/14 (FGIC Insured)	1,335	1,502
Series D, 5% 1/1/06	2,750	2,750
Spartanburg County School District #5 Pub. Facilities
Corp. Ctfs. of Prtn. 5% 7/1/09 (FSA Insured)	1,000	1,052
		26,939

Tennessee – 0.9%
Elizabethton Health & Edl. Facilities Board Rev. (First
Mtg. Prog.) 6% 7/1/11 (MBIA Insured)	2,005	2,233
Maury County Gen. Oblig. Series 2004 B, 5% 4/1/10
(MBIA Insured)	2,000	2,125
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series A:
4.5% 9/1/08 (MBIA Insured)	1,620	1,663
4.5% 9/1/09 (MBIA Insured)	1,685	1,741
Metropolitan Govt. Nashville & Series A, 5.25%
10/15/09	3,795	4,039

See accompanying notes which are an integral part of the financial statements.

27 Annual Report

Investments continued

Municipal Bonds continued
		Principal	Value (Note 1)
		Amount (000s)	(000s)
Tennessee – continued
Metropolitan Nashville Arpt. Auth. Rev. Series C, 5%
7/1/06 (FGIC Insured) (c)		$1,675	$1,687
Shelby County Health Edl. & Hsg. Facility Board Hosp.
Rev. (Methodist Health Care Proj.) 5.5% 4/1/09
(MBIA Insured)		1,200	1,268
			14,756

Texas 14.7%
Alief Independent School District Series 2004 B, 5%
2/15/10		1,500	1,589
Arlington Independent School District 5% 2/15/13		2,500	2,692
Austin Independent School District 5% 8/1/07 (a)		3,605	3,669
Austin Util. Sys. Rev.:
Series 1992 A, 0% 11/15/09 (MBIA Insured)		5,130	4,451
Series A, 0% 11/15/10 (MBIA Insured)		5,300	4,412
Austin Wtr. & Wastewtr. Sys. Rev. 5% 11/15/07
(MBIA Insured) (a)		3,295	3,362
Bexar County Series A:
5% 6/15/09 (FSA Insured)		2,615	2,751
5% 6/15/10 (FSA Insured)		1,000	1,062
Birdville Independent School District 5% 2/15/10		1,300	1,377
Brazos River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co.
Proj.) Series 1995 B, 5.05%, tender 6/19/06 (b)(c)		6,255	6,279
Brownsville Independent School District 5% 8/15/11		1,430	1,528
Bryan Wtrwks. & Swr. Sys. Rev. 5.5% 7/1/11 (FSA
Insured)		1,500	1,642
College Station Independent School District 5% 2/15/10		1,000	1,059
Conroe Independent School District Lot B, 0% 2/15/08	.	3,000	2,785
Corpus Christi Gen. Oblig. 5% 3/1/07 (FSA Insured)		2,735	2,787
Corpus Christi Util. Sys. Rev.:
5% 7/15/12 (FSA Insured)		1,000	1,077
5% 7/15/13 (FSA Insured)		1,665	1,800
Cypress-Fairbanks Independent School District:
Series B, 0% 8/1/07 (AMBAC Insured)		10,000	9,476
5% 2/15/08		2,000	2,067
Dallas Independent School District Series 2005, 5.25%
8/15/08		2,000	2,093
Del Valle Independent School District 5.5% 2/1/09		1,205	1,279
Denton County Gen. Oblig.:
5% 7/15/11 (FSA Insured)		3,065	3,272
5% 7/15/13 (FSA Insured)		1,200	1,293
El Paso Wtr. & Swr. Rev. 5% 3/1/08 (AMBAC Insured)	.	2,770	2,866

See accompanying notes which are an integral part of the financial statements.

Annual Report 28

Municipal Bonds continued
		Principal	Value (Note 1)
		Amount (000s)	(000s)
Texas continued
Fort Bend Independent School District 5%, tender
8/15/09 (b)		$5,000	$5,237
Fort Worth Independent School District 5% 2/15/12		1,500	1,612
Frisco Gen. Oblig. Series 2003 A:
4% 2/15/08 (FSA Insured)		1,145	1,161
5% 2/15/10 (FSA Insured)		1,710	1,811
Garland Independent School District 0% 2/15/07		1,610	1,550
Harris County Gen. Oblig. Series A, 0% 8/15/07
(FGIC Insured)		4,400	4,164
Harris County Health Facilities Dev. Corp. Rev. (Saint
Luke’s Episcopal Hosp. Proj.) Series 2001 A, 5.5%
2/15/09		3,710	3,916
Houston Cmnty. College Sys. Rev.:
5.25% 4/15/11 (FSA Insured)		3,030	3,277
5.25% 4/15/12 (FSA Insured)		2,000	2,182
Houston Util. Sys. Rev. Series A:
5.25% 5/15/10 (MBIA Insured)		1,250	1,340
5.25% 11/15/11 (FSA Insured)		4,430	4,815
Irving Independent School District 5.25% 2/15/13		2,145	2,343
Katy Independent School District Series A, 5.25%
2/15/12		2,000	2,176
Killeen Independent School District 4% 2/15/08		1,200	1,216
Klein Independent School District Series A, 5% 8/1/12	.	2,250	2,415
La Porte Independent School District 4% 2/15/08		2,000	2,026
Lower Colorado River Auth. Rev.:
0% 1/1/09 (Escrowed to Maturity) (d)		3,000	2,695
5.25% 1/1/15 (Pre-Refunded to 1/1/11 @ 100) (d)	.	5,000	5,376
Lubbock Gen. Oblig.:
(Wtrwks. Sys. Surplus Proj.) 5% 2/15/11 (FSA Insured)		2,465	2,632
5% 2/15/09 (MBIA Insured)		1,615	1,691
5% 2/15/10 (MBIA Insured)		1,845	1,954
Mesquite Independent School District:
Series A, 0% 8/15/06		1,115	1,093
3.65%, tender 12/1/08 (Liquidity Facility JPMorgan
Chase Bank) (b)		2,500	2,500
New Braunfels Independent School District 0% 2/1/07	.	2,000	1,928
North East Texas Independent School District 7% 2/1/11
(Pre-Refunded to 2/1/10 @ 100) (d)		3,600	4,076
North Texas Tollway Auth. Dallas North Tollway Sys. Rev.
Series C:
5% 1/1/09 (FSA Insured)		2,000	2,093
5%, tender 7/1/08 (FSA Insured) (b)		2,650	2,751

See accompanying notes which are an integral part of the financial statements.

29 Annual Report

Investments continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Texas continued
Northside Independent School District Series B, 2.45%,
tender 8/1/06 (Liquidity Facility Dexia Cr. Local de
France) (b)	$7,100	$7,066
Port Houston Auth. Harris County 6% 10/1/06
(FGIC Insured) (c)	2,000	2,037
Red River Ed. Fin. Corp. Ed. Rev. (Texas Christian Univ.
Proj.) 5% 3/15/12 (MBIA Insured)	2,625	2,817
Rockwall Independent School District:
5% 2/15/08	3,825	3,952
5% 2/15/09	4,690	4,911
San Angelo Wtrks & Swr. Sys. Impt. and Rfdg. Rev. 5%
4/1/10 (FSA Insured)	1,630	1,729
San Antonio Elec. & Gas Systems Rev.:
Series 2000 A, 5.75% 2/1/15 (Pre-Refunded to
2/1/10 @ 100) (d)	5,000	5,425
3.55%, tender 12/1/07 (b)	6,700	6,702
5.25% 2/1/08	1,000	1,038
San Antonio Independent School District 7% 8/15/08	5,000	5,442
San Antonio Muni. Drainage Util. Sys. Rev. 5.25%
2/1/12 (MBIA Insured)	1,545	1,681
San Antonio Wtr. Sys. Rev. 5% 5/15/10 (FGIC Insured)	1,020	1,083
Socorro Independent School District 5% 8/15/09	2,070	2,179
Spring Branch Independent School District Series 2001,
5.375% 2/1/14	2,790	3,012
Spring Independent School District 5% 2/15/08	1,875	1,937
Texas Gen. Oblig.:
(College Student Ln. Prog.) 5% 8/1/11 (c)	3,000	3,103
Series 1992 A, 8% 10/1/07	10,000	10,785
Series A, 6% 10/1/08 (MBIA Insured)	10,750	11,495
Series C, 0% 4/1/08 (Escrowed to Maturity) (d)	3,100	2,866
Texas Pub. Fin. Auth. Rev. (Bldg. and Procurement
Commission Projs.) Series A, 5% 2/1/10
(AMBAC Insured)	1,055	1,117
Texas State Univ. Sys. Fing. Rev. 5% 3/15/13
(FSA Insured)	2,000	2,163
Texas Tech Univ. Revs. Ninth Series, 5% 2/15/11
(AMBAC Insured)	1,250	1,335
Travis County Gen. Oblig. 5.25% 3/1/12	4,125	4,481
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother
Frances Hosp. Reg’l. Health Care Ctr. Proj.):
4.5% 7/1/06	1,220	1,224
5% 7/1/07	1,000	1,015

See accompanying notes which are an integral part of the financial statements.

Annual Report

30

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Texas continued
Univ. of Texas Univ. Revs.:
(Fing. Sys. Proj.) Series A, 5.5% 8/15/09	$1,115	$1,192
Series B:
5% 8/15/09	13,555	14,262
5.25% 8/15/11	5,025	5,435
Webb County Gen. Oblig. 5% 2/15/08 (FGIC Insured) .	1,170	1,210
Wichita Falls Independent School District 0% 2/1/10	2,325	1,995
		251,387

Utah 0.6%
Salt Lake County Wtr. Conservancy District Rev. Series A:
0% 10/1/11 (AMBAC Insured)	3,800	3,024
0% 10/1/12 (AMBAC Insured)	3,800	2,891
0% 10/1/13 (AMBAC Insured)	3,760	2,730
Utah Bldg. Ownership Auth. Lease Rev. (State Facilities
Master Lease Prog.) Series A, 5% 5/15/11	1,700	1,821
		10,466

Virginia – 0.1%
Amelia County Indl. Dev. Auth. Solid Waste Disp. Rev.
(Waste Mgmt., Inc. Proj.) 4.05%, tender 4/1/08 (b)(c)	1,000	1,000
Washington 4.8%
Chelan County Pub. Util. District #1 Rev. Series B, 5%
7/1/11 (FGIC Insured)	1,190	1,273
Clark County Pub. Util. District #1 Elec. Rev.:
Series B:
5% 1/1/06 (FSA Insured)	1,375	1,375
5.25% 1/1/08 (FSA Insured)	1,515	1,569
5.25% 1/1/09 (FSA Insured)	1,595	1,681
5% 1/1/11 (MBIA Insured)	1,680	1,791
5.25% 1/1/11 (FSA Insured)	1,935	2,085
King & Snohomish Counties School District #417
Northshore:
5.5% 12/1/14 (Pre-Refunded to 6/1/12 @ 100) (d) .	6,300	6,979
5.75% 12/1/15 (Pre-Refunded to 6/1/12 @ 100) (d)	2,500	2,805
King County School District #409, Tahoma 5% 6/1/11
(FSA Insured)	1,740	1,864
King County Swr. Rev. Series B, 5.25% 1/1/08
(FSA Insured)	3,500	3,628
Pierce County Gen. Oblig. 5.75% 8/1/13
(Pre-Refunded to 8/1/10 @ 100) (d)	1,155	1,265
Pierce County School District #10 Tacoma Series A, 5%
12/1/12 (FSA Insured)	4,175	4,498
See accompanying notes which are an integral part of the financial statements.

31		Annual Report

Investments continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Washington – continued
Port of Seattle Rev. Series D, 5.75% 11/1/15
(FGIC Insured) (c)	$3,640	$3,990
Seattle Muni. Lt. & Pwr. Rev. 5.25% 3/1/07
(FSA Insured)	1,690	1,726
Snohomish County Pub. Hosp. District #2 (Stevens Health
Care Proj.) 4.5% 12/1/09 (FGIC Insured)	1,000	1,036
Snohomish County School District #2, Everett:
5% 6/1/09 (FSA Insured)	1,045	1,100
5% 6/1/10 (FSA Insured)	1,000	1,063
Vancouver Wtr. & Swr. Rev. 5.25% 6/1/11
(FSA Insured)	1,000	1,083
Washington Gen. Oblig. Series A:
4% 1/1/08 (MBIA Insured)	33,175	33,592
5% 7/1/11 (FGIC Insured)	1,000	1,070
5.5% 7/1/11	3,500	3,762
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev.
Series A, 5.75% 7/1/08	3,000	3,165
		82,400

Wisconsin – 1.5%
Milwaukee County Gen. Oblig. Series A, 0% 12/1/10
(FGIC Insured)	3,370	2,783
Wisconsin Gen. Oblig. Series 1, 5% 5/1/10
(MBIA Insured) (a)	2,500	2,653
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Hosp. Sisters Svcs., Inc. Proj.) Series 2003 B, 4%,
tender 12/1/06 (FSA Insured) (b)	15,000	15,083
(Wheaton Franciscan Svcs., Inc. Proj.) Series A:
5% 8/15/09	1,000	1,039
5% 8/15/10	1,870	1,946
Wisconsin Trans. Rev. 5% 7/1/07	1,500	1,536
		25,040

TOTAL INVESTMENT PORTFOLIO 99.8%
(Cost $1,716,088)		1,707,108

NET OTHER ASSETS – 0.2%		3,162
NET ASSETS 100%		$1,710,270

See accompanying notes which are an integral part of the financial statements.

Annual Report

32

Legend

(a) Security or a portion of the security
purchased on a delayed delivery or
when-issued basis.

(b) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(c) Private activity obligations whose
interest is subject to the federal
alternative minimum tax for individuals.

(d) Security collateralized by an amount
sufficient to pay interest and principal.

(e) Restricted securities – Investment in
securities not registered under the
Securities Act of 1933 (excluding 144A
issues). At the end of the period, the
value of restricted securities (excluding
144A issues) amounted to $9,063,000
or 0.5% of net assets.

Additional information on each holding is as follows:

	Acquisition	Acquisition
Security	Date	Cost (000s)
Univ. of California
Revs. (UCLA Med.
Ctr. Proj.) 4.55%
12/1/09	3/6/02	$8,955

Affiliated Central Funds

Information regarding income received by the fund from the affiliated Central funds during the period is as follows:

Fund	Income received
(Amounts in Thousands)
Fidelity Municipal Cash Central Fund	$238

Other Information

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:

General Obligations	49.1%
Electric Utilities	13.8%
Escrowed/Pre Refunded	8.2%
Transportation	6.7%
Health Care	6.5%
Education	5.3%
Others* (individually less than 5%)	10.4%
100.0%
*Includes net other assets

Income Tax Information

At December 31, 2005, the fund had a capital loss carryforward of approximately $699,000 all of which will expire on December 31, 2013.

See accompanying notes which are an integral part of the financial statements.

33 Annual Report

Financial Statements

Statement of Assets and Liabilities
Amounts in thousands (except per share amounts)		December 31, 2005

Assets
Investment in securities, at value
See accompanying schedule:
Unaffiliated issuers (cost $1,716,088)		$1,707,108
Cash		6,150
Receivable for fund shares sold		2,394
Interest receivable		22,071
Prepaid expenses		9
Other receivables		56
Total assets		1,737,788

Liabilities
Payable for investments purchased
Regular delivery	$5
Delayed delivery	19,326
Payable for fund shares redeemed	6,201
Distributions payable	1,209
Accrued management fee	543
Distribution fees payable	16
Other affiliated payables	153
Other payables and accrued expenses	65
Total liabilities		27,518

Net Assets		$1,710,270
Net Assets consist of:
Paid in capital		$1,721,093
Distributions in excess of net investment income		(3)
Accumulated undistributed net realized gain (loss) on
investments		(1,840)
Net unrealized appreciation (depreciation) on
investments		(8,980)
Net Assets		$1,710,270

See accompanying notes which are an integral part of the financial statements.

Annual Report

34

Statement of Assets and Liabilities continued
Amounts in thousands (except per share amounts)	December 31, 2005

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share
($14,402 ÷ 1,409.90 shares)	$10.21

Maximum offering price per share (100/96.25 of $10.21)	$10.61
Class T:
Net Asset Value and redemption price per share
($14,877 ÷ 1,458.63 shares)	$10.20

Maximum offering price per share (100/97.25 of $10.20)	$10.49
Class B:
Net Asset Value and offering price per share
($3,443 ÷ 337.18 shares)A	$10.21

Class C:
Net Asset Value and offering price per share
($10,240 ÷ 1,003.84 shares)A	$10.20

Short Intermediate Municipal Income:
Net Asset Value, offering price and redemption price per
share ($1,664,683 ÷ 163,188.52 shares)	$10.20

Institutional Class:
Net Asset Value, offering price and redemption price per
share ($2,625 ÷ 257.23 shares)	$10.20

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

35 Annual Report

Financial Statements continued

Statement of Operations
Amounts in thousands	Year ended December 31, 2005

Investment Income
Interest		$59,148
Income from affiliated Central Funds		238
Total income		59,386

Expenses
Management fee	$6,951
Transfer agent fees	1,501
Distribution fees	210
Accounting fees and expenses	362
Independent trustees’ compensation	8
Custodian fees and expenses	29
Registration fees	114
Audit	55
Legal	13
Miscellaneous	39
Total expenses before reductions	9,282
Expense reductions	(1,241)	8,041

Net investment income		51,345
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(1,840)
Change in net unrealized appreciation (depreciation) on
investment securities		(29,976)
Net gain (loss)		(31,816)
Net increase (decrease) in net assets resulting from
operations		$19,529

See accompanying notes which are an integral part of the financial statements.

Annual Report

36

Statement of Changes in Net Assets
		Year ended	Year ended
		December 31,	December 31,
Amounts in thousands		2005	2004
Increase (Decrease) in Net Assets
Operations
Net investment income		$51,345	$47,437
Net realized gain (loss)		(1,840)	4,712
Change in net unrealized appreciation (depreciation) .		(29,976)	(22,609)
Net increase (decrease) in net assets resulting
from operations		19,529	29,540
Distributions to shareholders from net investment income	.	(51,341)	(47,598)
Distributions to shareholders from net realized gain		(549)	(3,486)
Total distributions		(51,890)	(51,084)
Share transactions - net increase (decrease)		(147,427)	37,160
Redemption fees		25	65
Total increase (decrease) in net assets		(179,763)	15,681

Net Assets
Beginning of period		1,890,033	1,874,352
End of period (including distributions in excess of net
investment income of $3 and undistributed net
investment income of $190, respectively)		$1,710,270	$1,890,033

See accompanying notes which are an integral part of the financial statements.

37 Annual Report

Financial Highlights Class A

Years ended December 31,	2005	2004	2003F
Selected Per Share Data
Net asset value, beginning of period	$ 10.39	$ 10.50	$ 10.49
Income from Investment Operations
Net investment incomeE	268	.250	.115
Net realized and unrealized gain (loss)	(.177)	(.090)	.071
Total from investment operations	091	.160	.186
Distributions from net investment income	(.268)	(.251)	(.111)
Distributions from net realized gain	(.003)	(.019)	(.065)
Total distributions	(.271)	(.270)	(.176)
Redemption fees added to paid in capitalE,H	—	—	—
Net asset value, end of period	$ 10.21	$ 10.39	$ 10.50
Total ReturnB,C,D	89%	1.55%	1.78%
Ratios to Average Net AssetsG
Expenses before reductions	65%	.65%	.65%A
Expenses net of fee waivers, if any	65%	.65%	.65%A
Expenses net of all reductions	58%	.64%	.64%A
Net investment income	2.61%	2.41%	2.52%A
Supplemental Data
Net assets, end of period (in millions)	$ 14	$ 12	$ 9
Portfolio turnover rate	27%	45%	34%
A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F For the period July 23, 2003 (commencement of sale of shares) to December 31, 2003.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

38

Financial Highlights Class T

Years ended December 31,	2005	2004	2003F
Selected Per Share Data
Net asset value, beginning of period	$ 10.37	$ 10.48	$ 10.49
Income from Investment Operations
Net investment incomeE	257	.238	.110
Net realized and unrealized gain (loss)	(.167)	(.089)	.050
Total from investment operations	090	.149	.160
Distributions from net investment income	(.257)	(.240)	(.105)
Distributions from net realized gain	(.003)	(.019)	(.065)
Total distributions	(.260)	(.259)	(.170)
Redemption fees added to paid in capitalE,H	—	—	—
Net asset value, end of period	$ 10.20	$ 10.37	$ 10.48
Total ReturnB,C,D	88%	1.44%	1.54%
Ratios to Average Net AssetsG
Expenses before reductions	76%	.76%	.77%A
Expenses net of fee waivers, if any	76%	.76%	.77%A
Expenses net of all reductions	69%	.75%	.76%A
Net investment income	2.50%	2.30%	2.41%A
Supplemental Data
Net assets, end of period (in millions)	$ 15	$ 20	$ 12
Portfolio turnover rate	27%	45%	34%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F For the period July 23, 2003 (commencement of sale of shares) to December 31, 2003.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

39 Annual Report

Financial Highlights Class B

Years ended December 31,	2005	2004	2003F
Selected Per Share Data
Net asset value, beginning of period	$ 10.39	$ 10.49	$ 10.49
Income from Investment Operations
Net investment incomeE	190	.172	.081
Net realized and unrealized gain (loss)	(.177)	(.080)	.059
Total from investment operations	013	.092	.140
Distributions from net investment income	(.190)	(.173)	(.075)
Distributions from net realized gain	(.003)	(.019)	(.065)
Total distributions	(.193)	(.192)	(.140)
Redemption fees added to paid in capitalE,H	—	—	—
Net asset value, end of period	$ 10.21	$ 10.39	$ 10.49
Total ReturnB,C,D	13%	.89%	1.34%
Ratios to Average Net AssetsG
Expenses before reductions	1.41%	1.40%	1.40%A
Expenses net of fee waivers, if any	1.41%	1.40%	1.40%A
Expenses net of all reductions	1.34%	1.39%	1.39%A
Net investment income	1.85%	1.65%	1.78%A
Supplemental Data
Net assets, end of period (in millions)	$ 3	$ 4	$ 2
Portfolio turnover rate	27%	45%	34%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F For the period July 23, 2003 (commencement of sale of shares) to December 31, 2003.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

40

Financial Highlights Class C

Years ended December 31,	2005	2004	2003F
Selected Per Share Data
Net asset value, beginning of period	$ 10.38	$ 10.48	$ 10.49
Income from Investment Operations
Net investment incomeE	178	.159	.077
Net realized and unrealized gain (loss)	(.176)	(.080)	.048
Total from investment operations	002	.079	.125
Distributions from net investment income	(.179)	(.160)	(.070)
Distributions from net realized gain	(.003)	(.019)	(.065)
Total distributions	(.182)	(.179)	(.135)
Redemption fees added to paid in capitalE,H	—	—	—
Net asset value, end of period	$ 10.20	$ 10.38	$ 10.48
Total ReturnB,C,D	02%	.77%	1.20%
Ratios to Average Net AssetsG
Expenses before reductions	1.52%	1.52%	1.50%A
Expenses net of fee waivers, if any	1.52%	1.52%	1.50%A
Expenses net of all reductions	1.45%	1.51%	1.49%A
Net investment income	1.74%	1.53%	1.67%A
Supplemental Data
Net assets, end of period (in millions)	$ 10	$ 11	$ 8
Portfolio turnover rate	27%	45%	34%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F For the period July 23, 2003 (commencement of sale of shares) to December 31, 2003.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

41 Annual Report

Financial Highlights Short Intermediate Municipal Income

Years ended December 31,	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period	$ 10.38	$ 10.48	$ 10.52	$ 10.27	$ 10.12
Income from Investment
Operations
Net investment incomeB	284	.268	.283	.336	.396D
Net realized and unrealized
gain (loss)	(.177)	(.080)	.030	.317	.173D
Total from investment operations	107	.188	.313	.653	.569
Distributions from net investment
income	(.284)	(.269)	(.283)	(.339)	(.396)
Distributions from net realized
gain	(.003)	(.019)	(.070)	(.064)	(.023)
Total distributions	(.287)	(.288)	(.353)	(.403)	(.419)
Redemption fees added to paid
in capitalB,E	—	—	—	—	—
Net asset value, end of period	$ 10.20	$ 10.38	$ 10.48	$ 10.52	$ 10.27
Total ReturnA	1.06%	1.82%	3.01%	6.47%	5.70%
Ratios to Average Net AssetsC
Expenses before reductions	49%	.49%	.49%	.49%	.49%
Expenses net of fee waivers,
if any	49%	.48%	.49%	.49%	.49%
Expenses net of all reductions	42%	.47%	.47%	.45%	.41%
Net investment income	2.77%	2.57%	2.69%	3.23%	3.85%D
Supplemental Data
Net assets, end of period
(in millions)	$ 1,665	$ 1,841	$ 1,843	$ 1,683	$ 1,183
Portfolio turnover rate	27%	45%	34%	38%	43%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Calculated based on average shares outstanding during the period.
C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Ex penses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrange ments. Expenses net of all reductions represent the net expenses paid by the class.
D Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.
E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

42

Financial Highlights Institutional Class

Years ended December 31,	2005	2004	2003E
Selected Per Share Data
Net asset value, beginning of period	$ 10.38	$ 10.49	$ 10.49
Income from Investment Operations
Net investment incomeD	283	.265	.125
Net realized and unrealized gain (loss)	(.176)	(.088)	.059
Total from investment operations	107	.177	.184
Distributions from net investment income	(.284)	(.268)	(.119)
Distributions from net realized gain	(.003)	(.019)	(.065)
Total distributions	(.287)	(.287)	(.184)
Redemption fees added to paid in capitalD,G	—	—	—
Net asset value, end of period	$ 10.20	$ 10.38	$ 10.49
Total ReturnB,C	1.05%	1.71%	1.77%
Ratios to Average Net AssetsF
Expenses before reductions	49%	.49%	.48%A
Expenses net of fee waivers, if any	49%	.49%	.48%A
Expenses net of all reductions	42%	.48%	.47%A
Net investment income	2.77%	2.57%	2.69%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,625	$ 1,253	$ 414
Portfolio turnover rate	27%	45%	34%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E For the period July 23, 2003 (commencement of sale of shares) to December 31, 2003.
F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

43 Annual Report

Notes to Financial Statements

For the period ended December 31, 2005 (Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Short Intermediate Municipal Income Fund (the fund) is a fund of Fidelity Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. On July 21, 2005, the Board of Trustees approved a change in the name of Spartan Short Intermediate Municipal Income Fund to Fidelity Short Intermediate Municipal Income Fund effective August 15, 2005. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Short Intermediate Municipal Income and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain ex pense reductions also differ by class.

The fund may invest in affiliated money market central funds (Money Market Central Funds), which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require manage ment to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accor dance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Annual Report

44

1. Significant Accounting Policies continued
Security Valuation continued

Investments in open end mutual funds are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approxi mates value.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distribu tions from realized gains, if any, are recorded on the ex dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to market discount, deferred trustees compensa tion, capital loss carryforwards and losses deferred due to excise tax regulations.

The fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

45 Annual Report

Notes to Financial Statements continued
(Amounts in thousands except ratios)
1. Significant Accounting Policies continued
Income Tax Information and Distributions to Shareholders continued

The tax basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$6,805
Unrealized depreciation	(15,785)
Net unrealized appreciation (depreciation)	(8,980)
Capital loss carryforward	(699)

Cost for federal income tax purposes	$1,716,088

The tax character of distributions paid was as follows:

	December 31, 2005	December 31, 2004
Tax exempt Income	$51,341	$47,598
Long term Capital Gains	549	3,486
Total	$51,890	$51,084

Short Term Trading (Redemption) Fees. Shares held in the fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Delayed Delivery Transactions and When Issued Securities. The fund may purchase or sell securities on a delayed delivery or when issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when issued basis are identified as such in the fund’s Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underly ing securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Annual Report

46

2. Operating Policies continued

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transac tions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund’s Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, aggregated $492,046 and $656,962, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment manage ment related services for which the fund pays a monthly management fee. The manage ment fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the fund’s average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual man agement fee rate was ..37% of the fund’s average net assets.

Distribution and Service Plan. In accordance with Rule 12b 1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribu tion and Service Fees, each of which is based on an annual percentage of each class’ average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution	Service	Paid to	Retained
	Fee	Fee	FDC	by FDC
Class A	0%	.15%	$18	$—
Class T	0%	.25%	47	1
Class B	65%	.25%	33	24
Class C	75%	.25%	112	40
			$210	$65

Sales Load. FDC receives a front end sales charge of up to 3.75% for selling Class A shares, and 2.75% for selling Class T shares, some of which is paid to financial intermedi aries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges

47 Annual Report

Notes to Financial Statements continued
(Amounts in thousands except ratios)
4. Fees and Other Transactions with Affiliates continued
Sales Load - continued

depend on the holding period. The deferred sales charges range from 3% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained
by FDC
Class A	$7
Class T	10
Class B*	7
Class C*	5
$29

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the fund’s Class A, Class T, Class B, Class C, Short Intermediate Municipal Income and Institutional Class shares. Citibank has entered into a sub arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the fund, except for Short Intermediate Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. Citibank has also entered into a sub arrange ment with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, with respect to Short Intermediate Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC and FSC receive account fees and asset based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

			% of
			Average
		Amount	Net Assets
Class A			$11.09
Class T			19.10
Class B			4.10
Class C			12.11
Short Intermediate Municipal Income			1,454.08
Institutional Class			1.08
		$1,501

Annual Report	48

4. Fees and Other Transactions with Affiliates continued
Transfer Agent and Accounting Fees continued

Citibank also has a sub arrangement with FSC to maintain the fund’s accounting records. The fee is based on the level of average net assets for the month.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Money Market Central Funds do not pay a management fee.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund share holder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with the fund’s custodian and each class’ transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s custody and accounting expenses by $29 and $332, respectively. During the period, credits reduced each class’ transfer agent expense as noted in the table below.

Transfer Agent
expense reduction
Class A	$6
Class T	9
Class B	1
Class C	5
Short Intermediate Municipal Income	858
Institutional Class	1
$880

7. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

49 Annual Report

Notes to Financial Statements continued
(Amounts in thousands except ratios)

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

			Years ended December 31,
			2005	2004
From net investment income
Class A			$313	$303
Class T			465	403
Class B			68	58
Class C			195	160
Short Intermediate Municipal Income			50,256	46,653
Institutional Class			44	21
Total			$51,341	$47,598
From net realized gain
Class A			$4	$23
Class T			6	36
Class B			1	7
Class C			3	20
Short Intermediate Municipal Income			534	3,398
Institutional Class			1	2
Total			$549	$3,486

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Years ended December 31,		Years ended December 31,
	2005	2004	2005	2004
Class A
Shares sold	684	1,095	$6,996	$11,465
Reinvestment of distributions	23	24	238	253
Shares redeemed	(498)	(785)	(5,104)	(8,128)
Net increase (decrease)	209	334	$2,130	$3,590
Class T
Shares sold	517	1,569	$5,299	$16,393
Reinvestment of distributions	34	30	351	309
Shares redeemed	(1,028)	(818)	(10,531)	(8,551)
Net increase (decrease)	(477)	781	$(4,881)	$8,151
Class B
Shares sold	65	214	$661	$2,231
Reinvestment of distributions	4	4	44	42
Shares redeemed	(100)	(84)	(1,025)	(870)
Net increase (decrease)	(31)	134	$(320)	$1,403

Annual Report	50

9. Share Transactions - continued

	Shares		Dollars
	Years ended December 31,		Years ended December 31,
	2005	2004	2005	2004
Class C
Shares sold	438	658	$4,492	$6,848
Reinvestment of distributions	11	10	116	103
Shares redeemed	(541)	(295)	(5,552)	(3,054)
Net increase (decrease)	(92)	373	$(944)	$3,897
Short Intermediate Municipal
Income
Shares sold	46,854	75,115	$481,284	$784,282
Reinvestment of distributions	3,476	3,669	35,648	38,189
Shares redeemed	(64,556)	(77,123)	(661,741)	(803,196)
Net increase (decrease)	(14,226)	1,661	$(144,809)	$19,275
Institutional Class
Shares sold	194	110	$1,994	$1,153
Reinvestment of distributions	2	1	18	8
Shares redeemed	(60)	(30)	(615)	(317)
Net increase (decrease)	136	81	$1,397	$844

51 Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Municipal Trust and the Shareholders of Fidelity Short Intermediate Municipal Income Fund (formerly Spartan Short Intermediate Municipal Income Fund):

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Short Intermediate Municipal Income Fund (formerly Spartan Short Intermediate Municipal Income Fund) (a fund of Fidelity Municipal Trust) at December 31, 2005 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Short Intermediate Municipal Income Fund’s management; our responsi bility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial state ments, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspon dence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP PricewaterhouseCoopers LLP Boston, Massachusetts February 14, 2006

Annual Report

52

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund’s activities, review contractual arrangements with companies that provide services to the fund, and review the fund’s performance. Except for William O. McCoy and Albert R. Gamper, Jr., each of the Trustees oversees 326 funds advised by FMR or an affiliate. Mr. McCoy oversees 328 funds advised by FMR or an affiliate. Mr. Gamper oversees 235 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instru ment signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Edward C. Johnson 3d (75)

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc.

53 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Stephen P. Jonas (52)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of Short Intermediate Municipal Income (2005 present). He also serves as Senior Vice President of other Fidelity funds (2005 present). Mr. Jonas is Executive Director of FMR (2005 present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004 2005), Chief Adminis trative Officer (2002 2004), and Chief Financial Officer of FMR Co. (1998 2000). Mr. Jonas has been with Fidelity Investments since 1987 and has held various financial and management positions including Chief Financial Officer of FMR. In addition, he serves on the Boards of Boston Ballet (2003 present) and Simmons College (2003 present).

Robert L. Reynolds (53)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003 present) and Chief Operating Officer (2002 present) of FMR Corp. He also serves on the Board at Fidelity Investments Canada, Ltd. (2000 present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996 2000).

* Trustees have been determined to be “Interested Trustees” by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Annual Report

54

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205 5235.

Name, Age; Principal Occupation Dennis J. Dirks (57)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999 2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999 2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999 2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001 2003) and Chief Executive Officer and Board member of the Mortgage Backed Securities Clearing Corporation (2001 2003). Mr. Dirks also serves as a Trustee of Manhattan College (2005 present).

Albert R. Gamper, Jr. (63)

Year of Election or Appointment: 2006

Mr. Gamper also serves as a Trustee (2006 present) or Member of the Advisory Board (2005 present) of other investment companies advised by FMR. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987 1989; 1999 2001; 2002 2004), Chief Executive Officer (1987 2004), and President (1989 2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001 present), Chairman of the Board of Governors, Rutgers University (2004 present), and Chairman of the Board of Saint Barnabas Health Care System.

55 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Robert M. Gates (62)

Year of Election or Appointment: 1997

Dr. Gates is Chairman of the Independent Trustees (2006 present). Dr. Gates is President of Texas A&M University (2002 present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001 present), and Brinker International (restaurant management, 2003 present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999 2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (69)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (commu nication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineer ing and information technology support for the government), and HRL Laboratories (private research and development, 2004 present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000 present). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992 2002), Compaq (1994 2002), Automatic Data Processing, Inc. (ADP) (technology based business outsourcing, 1995 2002), INET Technologies Inc. (telecommu nications network surveillance, 2001 2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid display.

Annual Report

56

Name, Age; Principal Occupation Marie L. Knowles (59)

Year of Election or Appointment: 2001

Prior to Ms. Knowles’ retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996 2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare ser vice, 2002 present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (61)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corpora tion (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004 present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005 present), as well as a member of the Council on Foreign Relations.

William O. McCoy (72)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chair man of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Frank lin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999 2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16 school system).

57 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Cornelia M. Small (61)

Year of Election or Appointment: 2005

Ms. Small is a member (2000 present) and Chairperson (2002 present) of the Investment Committee, and a member (2002 present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999 2000), Director of Global Equity Investments (1996 1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990 1997) and Scudder Kemper Investments (1997 1998). In addition, Ms. Small served as Co Chair (2000 2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (66)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board (2000 present) and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993 2000; 2002 2003), CEO (1995 2000; 2002 2004), and Chair man of the Executive Committee (2000 2004). Currently, he is a Direc tor of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corpo ration, Maersk Inc. (industrial conglomerate, 2002 present), and Metal mark Capital (private equity investment firm, 2005 present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (66)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993 2001). He cur rently serves as a member of the boards of Adelphia Communications Corporation (2003 present), Bausch & Lomb, Inc., and Revlon Inc. (2004 present).

Annual Report

58

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Municipal Trust. Vice Chair man and a Director of FMR, and Vice Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990 2003). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Walter C. Donovan (43)

Year of Election or Appointment: 2005

Vice President of Short Intermediate Municipal Income. Mr. Donovan also serves as Vice President of Fidelity’s High Income Funds (2005 present), Fidelity’s Fixed Income Funds (2005 present), certain Asset Allocation Funds (2005 present), and certain Balanced Funds (2005 present). Mr. Donovan also serves as Executive Vice President of FMR (2005 present) and FMRC (2005 present). Previously, Mr. Donovan served as Vice President and Director of Fidelity’s International Equity Trading group (1998 2005).

David L. Murphy (57)

Year of Election or Appointment: 2005

Vice President of Short Intermediate Municipal Income. Mr. Murphy also serves as Vice President of Fidelity’s Money Market Funds (2002 present), certain Asset Allocation Funds (2003 present), Fidelity’s Investment Grade Bond Funds (2005 present), and Fidelity’s Balanced Funds (2005 present). He serves as Senior Vice President (2000 present) and Head (2004 present) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of FIMM (2003 present) and a Vice President of FMR (2000 present). Previously, Mr. Murphy served as Money Market Group Leader (2002 2004), Bond Group Leader (2000 2002), and Vice President of Fidelity’s Taxable Bond Funds (2000 2002) and Fidelity’s Municipal Bond Funds (2001 2002). Mr. Murphy joined Fidelity Investments in 1989 as a portfolio manager in the Bond Group.

59 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Thomas J. Silvia (44)

Year of Election or Appointment: 2005

Vice President of Short Intermediate Municipal Income. Mr. Silvia also serves as Vice President of Fidelity’s Bond Funds (2005 present), certain Balanced Funds (2005 present), certain Asset Allocation Funds (2005 present), and Senior Vice President and Bond Group Leader of the Fidelity Investments Fixed Income Division (2005 present). Previously, Mr. Silvia served as Director of Fidelity’s Taxable Bond portfolio managers (2002 2004) and a portfolio manager in the Bond Group (1997 2004).

Mark Sommer (45)

Year of Election or Appointment: 2004

Vice President of Short Intermediate Municipal Income. Mr. Sommer also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Sommer worked as an analyst and manager.

Eric D. Roiter (57)

Year of Election or Appointment: 1998

Secretary of Short Intermediate Municipal Income. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001 present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001 present), Fidelity Management & Research (Far East) Inc. (2001 present), and Fidelity Invest ments Money Management, Inc. (2001 present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003 present). Previously, Mr. Roiter served as Vice President and Fidelity Distributors Corporation (FDC) (1998 2005).

Stuart Fross (46)

Year of Election or Appointment: 2003

Assistant Secretary of Short Intermediate Municipal Income. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003 present), Vice President and Secretary of FDC (2005 present), and is an employee of FMR.

Christine Reynolds (47)

Year of Election or Appointment: 2004

President, Treasurer, and Anti Money Laundering (AML) officer of Short Intermediate Municipal Income. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980 2002), where she was most recently an audit partner with PwC’s investment management practice.

Annual Report

60

Name, Age; Principal Occupation Paul M. Murphy (58)

Year of Election or Appointment: 2005

Chief Financial Officer of Short Intermediate Municipal Income. Mr. Murphy also serves as Chief Financial Officer of other Fidelity funds (2005 present). He also serves as Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS).

Kenneth A. Rathgeber (58)

Year of Election or Appointment: 2004

Chief Compliance Officer of Short Intermediate Municipal Income. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998 2002).

John R. Hebble (47)

Year of Election or Appointment: 2003

Deputy Treasurer of Short Intermediate Municipal Income. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002 2003) and Assistant Treasurer of the Scudder Funds (1998 2003).

Bryan A. Mehrmann (44)

Year of Election or Appointment: 2005

Deputy Treasurer of Short Intermediate Municipal Income.

Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998 2004).

Kimberley H. Monasterio (42)

Year of Election or Appointment: 2004

Deputy Treasurer of Short Intermediate Municipal Income.

Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000 2004) and Chief Financial Officer (2002 2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000 2004).

61 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Kenneth B. Robins (36)

Year of Election or Appointment: 2005

Deputy Treasurer of Short Intermediate Municipal Income. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2004 present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG’s department of professional practice (2002 2004) and a Senior Manager (1999 2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000 2002).

Robert G. Byrnes (39)

Year of Election or Appointment: 2005

Assistant Treasurer of Short Intermediate Municipal Income. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003 2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000 2003).

John H. Costello (59)

Year of Election or Appointment: 1986

Assistant Treasurer of Short Intermediate Municipal Income. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Peter L. Lydecker (51)

Year of Election or Appointment: 2004

Assistant Treasurer of Short Intermediate Municipal Income. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Mark Osterheld (50)

Year of Election or Appointment: 2002

Assistant Treasurer of Short Intermediate Municipal Income. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Annual Report

62

Name, Age; Principal Occupation Gary W. Ryan (47)

Year of Election or Appointment: 2005

Assistant Treasurer of Short Intermediate Municipal Income. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999 2005).

Salvatore Schiavone (40)

Year of Election or Appointment: 2005

Assistant Treasurer of Short Intermediate Municipal Income.

Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003 2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996 2003).

63 Annual Report

Distributions

During fiscal year ended 2005, 100% of the fund’s income dividends was free from federal income tax, and 9.66% of the fund’s income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2006 of amounts for use in preparing 2005 income tax returns.

Annual Report

64

Proxy Voting Results

A special meeting of the fund’s shareholders was held on January 18, 2006. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of	% of
	Votes	Votes

Dennis J. Dirks
Affirmative	4,012,578,790.76	95.238
Withheld	200,653,306.55	4.762
TOTAL	4,213,232,097.31	100.000
Albert R. Gamper, Jr.
Affirmative	4,015,643,707.84	95.310
Withheld	197,588,389.47	4.690
TOTAL	4,213,232,097.31	100.000
Robert M. Gates
Affirmative	4,004,345,809.00	95.042
Withheld	208,886,288.31	4.958
TOTAL	4,213,232,097.31	100.000
George H. Heilmeier
Affirmative	4,008,127,523.93	95.132
Withheld	205,104,573.38	4.868
TOTAL	4,213,232,097.31	100.000
Abigail P. Johnson
Affirmative	3,993,175,527.66	94.777
Withheld	220,056,569.65	5.223
TOTAL	4,213,232,097.31	100.000
Edward C. Johnson 3d
Affirmative	3,987,333,615.26	94.638
Withheld	225,898,482.05	5.362
TOTAL	4,213,232,097.31	100.000
Stephen P. Jonas
Affirmative	4,010,007,680.52	95.177
Withheld	203,224,416.79	4.823
TOTAL	4,213,232,097.31	100.000

	# of	% of
	Votes	Votes

Marie L. Knowles
Affirmative	4,010,231,303.96	95.182
Withheld	203,000,793.35	4.818
TOTAL	4,213,232,097.31	100.000

Ned C. Lautenbach
Affirmative	4,009,136,177.44	95.156
Withheld	204,095,919.87	4.844
TOTAL	4,213,232,097.31	100.000

William O. McCoy
Affirmative	4,001,996,735.35	94.986
Withheld	211,235,361.96	5.014
TOTAL	4,213,232,097.31	100.000

Robert L. Reynolds
Affirmative	4,010,560,206.65	95.190
Withheld	202,671,890.66	4.810
TOTAL	4,213,232,097.31	100.000

Cornelia M. Small
Affirmative	4,011,161,760.21	95.204
Withheld	202,070,337.10	4.796
TOTAL	4,213,232,097.31	100.000

William S. Stavropoulos
Affirmative	4,001,217,912.57	94.968
Withheld	212,014,184.74	5.032
TOTAL	4,213,232,097.31	100.000

Kenneth L. Wolfe
Affirmative	4,011,439,868.05	95.211
Withheld	201,792,229.26	4.789
TOTAL	4,213,232,097.31	100.000

A Denotes trust-wide proposals and voting results.

65 Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll free number to access account balances, positions, quotes and trading. It’s easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

By PC

Fidelity’s web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

* When you call the quotes line, please remember that a fund’s yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guar anteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report 66

To Write Fidelity

We’ll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(such as changing name, address, bank, etc.) Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0002

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

67 Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona
7001 West Ray Road
Chandler, AZ
7373 N. Scottsdale Road
Scottsdale, AZ

California
815 East Birch Street
Brea, CA
1411 Chapin Avenue
Burlingame, CA
851 East Hamilton Avenue
Campbell, CA
19200 Von Karman Avenue
Irvine, CA
601 Larkspur Landing Circle
Larkspur, CA
10100 Santa Monica Blvd.
Los Angeles, CA
27101 Puerta Real
Mission Viejo, CA
73 575 El Paseo
Palm Desert, CA
251 University Avenue
Palo Alto, CA
123 South Lake Avenue
Pasadena, CA
16995 Bernardo Ctr. Drive
Rancho Bernardo, CA
1740 Arden Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
8 Montgomery Street
San Francisco, CA
3793 State Street
Santa Barbara, CA
21701 Hawthorne Boulevard
Torrance, CA
2001 North Main Street
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA

Colorado
1625 Broadway
Denver, CO
9185 East Westview Road
Littleton, CO

Connecticut
48 West Putnam Avenue
Greenwich, CT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT

Delaware
222 Delaware Avenue
Wilmington, DE

Florida
4400 N. Federal Highway
Boca Raton, FL
121 Alhambra Plaza
Coral Gables, FL
2948 N. Federal Highway
Ft. Lauderdale, FL
1907 West State Road 434
Longwood, FL
8880 Tamiami Trail, North
Naples, FL
3550 Tamiami Trail, South
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
2465 State Road 7
Wellington, FL
3501 PGA Boulevard
West Palm Beach, FL

Georgia
3445 Peachtree Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA

Illinois
One North LaSalle Street
Chicago, IL
875 North Michigan Ave.
Chicago, IL
1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL

Indiana
4729 East 82nd Street
Indianapolis, IN

Kansas
5400 College Boulevard
Overland Park, KS

Maine
Three Canal Plaza
Portland, ME

Maryland
7315 Wisconsin Avenue
Bethesda, MD
One W. Pennsylvania Ave.
Towson, MD

Massachusetts
801 Boylston Street
Boston, MA
155 Congress Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
405 Cochituate Road
Framingham, MA
416 Belmont Street
Worcester, MA

Michigan
500 E. Eisenhower Pkwy.
Ann Arbor, MI
280 Old N. Woodward Ave.
Birmingham, MI
43420 Grand River Avenue
Novi, MI
29155 Northwestern Hwy.
Southfield, MI

Minnesota
7600 France Avenue South
Edina, MN

Missouri
8885 Ladue Road
Ladue, MO

Annual Report 68

Nevada
2225 Village Walk Drive
Henderson, NV

New Jersey
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
396 Route 17, North
Paramus, NJ
3518 Route 1 North
Princeton, NJ
530 Highway 35
Shrewsbury, NJ

New York
1055 Franklin Avenue
Garden City, NY
37 West Jericho Turnpike
Huntington Station, NY
1271 Avenue of the Americas
New York, NY
61 Broadway
New York, NY
350 Park Avenue
New York, NY
200 Fifth Avenue
New York, NY
733 Third Avenue
New York, NY
11 Penn Plaza
New York, NY
2070 Broadway
New York, NY
1075 Northern Blvd.
Roslyn, NY

North Carolina
4611 Sharon Road
Charlotte, NC

Ohio
3805 Edwards Road
Cincinnati, OH
1324 Polaris Parkway
Columbus, OH
28699 Chagrin Boulevard
Woodmere Village, OH

Oregon
16850 SW 72nd Avenue
Tigard, OR

Pennsylvania
600 West DeKalb Pike
King of Prussia, PA
1735 Market Street
Philadelphia, PA
12001 Perry Highway
Wexford, PA

Rhode Island
47 Providence Place
Providence, RI

Tennessee
6150 Poplar Avenue
Memphis, TN

Texas
10000 Research Boulevard
Austin, TX
4001 Northwest Parkway
Dallas, TX
12532 Memorial Drive
Houston, TX
2701 Drexel Drive
Houston, TX
6500 N. MacArthur Blvd.
Irving, TX
6005 West Park Boulevard
Plano, TX
14100 San Pedro
San Antonio, TX
1576 East Southlake Blvd.
Southlake, TX
19740 IH 45 North
Spring, TX

Utah
215 South State Street
Salt Lake City, UT

Virginia
1861 International Drive
McLean, VA

Washington
411 108th Avenue, N.E.
Bellevue, WA
1518 6th Avenue
Seattle, WA

Washington, DC
1900 K Street, N.W.
Washington, DC

Wisconsin
595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

69 Annual Report

69

Annual Report

70

71 Annual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Adviser
Fidelity Investments Money
Management, Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors
(U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agents
Citibank, N.A.
New York, NY
Fidelity Service Company, Inc.
Boston, MA
Custodian
Citibank, N.A.
New York, NY

The Fidelity Telephone Connection
Mutual Fund 24-Hour Service
Exchanges/Redemptions
and Account Assistance	1-800-544-6666
Product Information	1-800-544-6666
Retirement Accounts	1-800-544-4774
(8 a.m. - 9 p.m.)
TDD Service	1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
Telephone (FAST® ) (automated phone logo)	1-800-544-5555
(automated phone logo) Automated line for quickest service

STM-UANN-0206 1.787742.102

Fidelity Advisor Short-Intermediate Municipal Income Fund - Class A, Class T, Class B and Class C

Annual Report December 31, 2005

Class A, Class T, Class B, and Class C are classes of Fidelity® Short Intermediate Municipal Income Fund

Contents

Chairman’s Message	4	Ned Johnson’s message to shareholders.
Performance	5	How the fund has done over time.
Management’s Discussion	7	The manager’s review of fund
		performance, strategy and outlook.
Shareholder Expense	8	An example of shareholder expenses.
Example
Investment Changes	10	A summary of major shifts in the fund’s
		investments over the past six months.
Investments	11	A complete list of the fund’s investments
		with their market values.
Financial Statements	35	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	45	Notes to the financial statements.
Report of Independent	53
Registered Public
Accounting Firm
Trustees and Officers	54
Distributions	65
Proxy Voting Results	66

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended
June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commis sion’s (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies, Inc.
and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR
Corp. or an affiliated company.

Annual Report

2

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference
Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference
Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio hold ings, view the most recent quarterly holdings report, semiannual report, or annual report on
Fidelity’s web site at http://www.advisor.fidelity.com.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

3 Annual Report

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind every one where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission’s forward pricing rules or were involved in so called “market timing” activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that some one could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner and in every other. But I underscore again that Fidelity has no so called “agreements” that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee which is returned to the fund and, therefore, to investors to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors’ holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report 4

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class’ dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of perfor mance each year. The $10,000 table and the fund’s returns do not reflect the deduc tion of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns may reflect the conversion of Class B shares to Class A shares after a maximum of four years.

Average Annual Total Returns
Periods ended December 31, 2005	Past 1	Past 5	Past 10
	year	years	years
Class A (incl. 3.75% sales charge)A	2.89%	2.73%	3.54%
Class T (incl. 2.75% sales charge)B	1.89%	2.87%	3.61%
Class B (incl. contingent deferred sales charge)C	2.82%	3.14%	3.75%
Class C (incl. contingent deferred sales charge)D	0.96%	3.06%	3.71%

A Class A shares bear a 0.15% 12b 1 fee. The initial offering of Class A shares took place on July 23,
2003. Returns prior to July 23, 2003 are those of Short Intermediate Municipal Income Fund, the origi nal retail class of the fund, which has no 12b 1 fee. Had Class A shares’ 12b 1 fee been reflected, returns prior to July 23, 2003 would have been lower.
B Class T shares bear a 0.25% 12b 1 fee. The initial offering of Class T shares took place on July 23,
2003. Returns prior to July 23, 2003 are those of Short Intermediate Municipal Income Fund, the origi nal retail class of the fund, which has no 12b 1 fee. Had Class T shares’ 12b 1 fee been reflected, returns prior to July 23, 2003 would have been lower.
C Class B shares bear a 0.90% 12b 1 fee. The initial offering of Class B shares took place on July 23,
2003. Returns prior to July 23, 2003 are those of Short Intermediate Municipal Income Fund, the origi nal retail class of the fund, which has no 12b 1 fee. Had Class B shares’ 12b 1 fee been reflected, returns prior to July 23, 2003 would have been lower. Class B shares’ contingent deferred sales charges included in the past one year, past five year and past 10 year total return figures are 3%, 0% and 0%, respectively.
D Class C shares bear a 1.00% 12b 1 fee. The initial offering of Class C shares took place on July 23,
2003. Returns prior to July 23, 2003 are those of Short Intermediate Municipal Income Fund, the origi nal retail class of the fund, which has no 12b 1 fee. Had Class C shares’ 12b 1 fee been reflected, returns prior to July 23, 2003 would have been lower. Class C shares’ contingent deferred sales charge included in the past one year, past five year and past 10 year total return figures are 1%, 0% and 0%, respectively.

5 Annual Report

$10,000 Over 10 Years

Let’s say hypothetically that $10,000 was invested in Fidelity Advisor Short Intermediate Municipal Income Class T on December 31, 1995, and the current 2.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® Municipal Bond Index performed over the same period.

See Annual Report notes which are an integral part6of the financial statements.

Management’s Discussion of Fund Performance

Comments from Mark Sommer, Portfolio Manager of Fidelity Advisor Short Intermediate Municipal Income Fund

For the third consecutive year, the municipal bond market outperformed taxable bonds. The Lehman Brothers® Municipal Bond Index rose 3.51% for the year ending December 31, 2005. The taxable bond market, as measured by the Lehman Brothers Aggregate Bond Index, advanced 2.43% . Muni bonds were attractively valued relative to Treasuries, particu larly as tax free bond yields drew closer to those of high quality government bonds. Conse quently, the tax advantage of munis was compelling to such atypical investors in the asset class as hedge funds, corporations and taxable bond investors. The strong demand helped offset heavy issuance, particularly at the longer term end of the spectrum. The Federal Reserve Board raised short term interest rates eight times during the year, but long term rates remained persistently low, making the cost of borrowing more affordable for muni issuers. Still, absolute returns finished well below their historical averages. In addition to the rate hikes, surging energy prices pushed inflation higher, a condition further exacer bated by the damage to energy production facilities caused by Hurricane Katrina.

During the past year, the fund’s Class A, Class T, Class B and Class C shares returned 0.89%, 0.88%, 0.13% and 0.02%, respectively (excluding sales charges). By comparison, the LipperSM Short Intermediate Municipal Debt Funds Average gained 1.06% and the Lehman Brothers

1 6 Year Municipal Bond Index returned 1.02% . The biggest contributor to the fund’s performance relative to the Lehman Brothers index was my focus throughout much of the period on bonds with maturities in the six to eight year range, which outperformed securities in the two to five year segment that dominates the Lehman Brothers index. Security selection also was a plus, with Fidelity’s municipal bond research team helping me to avoid deteriorating credits. In addition, performance was helped by an overweighting relative to the index in lower quality investment grade munis, because they dramatically outpaced higher quality securities amid strong investor demand. That said, I believe the fund had less exposure to lower quality securities than many of its competitors, which may have cost it some ground. Similarly, performance likely was hurt by my shying away from below investment grade munis and tobacco bonds, both of which were among the market’s best performing segments and where I suspect my competitors had more exposure. Through out the period, I kept the fund’s overall interest rate sensitivity in line with the Lehman Brothers index. This strategy had no material impact on the fund’s performance relative to the index.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

7 Annual Report 7

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b 1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2005 to December 31, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

8

			Expenses Paid
			During Period*
	Beginning	Ending	July 1, 2005
	Account Value	Account Value	to December 31,
	July 1, 2005	December 31, 2005	2005
Class A
Actual	$1,000.00	$1,003.60	$3.23
HypotheticalA	$1,000.00	$1,021.98	$3.26
Class T
Actual	$1,000.00	$1,003.10	$3.74
HypotheticalA	$1,000.00	$1,021.48	$3.77
Class B
Actual	$1,000.00	$999.80	$7.01
HypotheticalA	$1,000.00	$1,018.20	$7.07
Class C
Actual	$1,000.00	$999.20	$7.61
HypotheticalA	$1,000.00	$1,017.59	$7.68
Short Intermediate Municipal
Income
Actual	$1,000.00	$1,004.40	$2.43
HypotheticalA	$1,000.00	$1,022.79	$2.45
Institutional Class
Actual	$1,000.00	$1,004.40	$2.48
HypotheticalA	$1,000.00	$1,022.74	$2.50
A 5% return per year before expenses

* Expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period).

Annualized
Expense Ratio
Class A	64%
Class T	74%
Class B	1.39%
Class C	1.51%
Short Intermediate Municipal Income	48%
Institutional Class	49%

9 Annual Report

Investment Changes

Top Five States as of December 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Texas	14.7	14.4
New York	11.8	8.5
Illinois	9.4	9.3
California	7.6	8.1
New Jersey	6.9	4.5
Top Five Sectors as of December 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
General Obligations	49.1	45.1
Electric Utilities	13.8	14.0
Escrowed/Pre Refunded	8.2	8.1
Transportation	6.7	6.6
Health Care	6.5	5.9
Average Years to Maturity as of December 31, 2005
		6 months ago
Years	3.5	3.4

Average years to maturity is based on the average time remaining to the stated maturity date of each bond, weighted by the market value of each bond.

Duration as of December 31, 2005
6 months ago
Years	3.0	2.9

Duration shows how much a bond fund’s price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund’s performance and share price. Accordingly, a bond fund’s actual performance may differ from this example.

We have used ratings from Moody’s® Investors Services, Inc. Where Moody’s ratings are not available, we have used S&P® ratings.

Annual Report 10

Investments December 31, 2005

Showing Percentage of Net Assets
Municipal Bonds 99.8%
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Alabama – 2.3%
Birmingham Baptist Med. Ctrs. Spl. Care Facilities Fing.
Auth. Rev. (Baptist Health Sys., Inc. Proj.) Series A, 5%
11/15/09	$1,100	$1,140
Huntsville Solid Waste Disp. Auth. & Resource Recovery
Rev.:
5.25% 10/1/07 (MBIA Insured) (c)	1,750	1,783
5.25% 10/1/08 (MBIA Insured) (c)	2,900	2,998
5.75% 10/1/09 (MBIA Insured) (c)	4,000	4,243
Jefferson County Ltd. Oblig. School Warrants Series A,
5% 1/1/07	2,210	2,244
Jefferson County Swr. Rev.:
Series 1999 A, 5.75% 2/1/38 (Pre-Refunded to
2/1/09 @ 101) (d)	5,000	5,397
Series A:
5% 2/1/33 (Pre-Refunded to 2/1/09 @ 101) (d)	13,460	14,176
5.5% 2/1/40 (Pre-Refunded to 2/1/11 @ 101) (d)	3,900	4,294
5% 2/1/41 (Pre-Refunded to 8/1/12 @ 100) (d)	2,060	2,215
Mobile County Gen. Oblig. 5% 2/1/08 (MBIA Insured) .	1,475	1,524
		40,014

Alaska – 1.6%
Alaska Student Ln. Corp. Student Ln. Rev. Series A,
5.85% 7/1/13 (AMBAC Insured) (c)	3,285	3,544
Anchorage Gen. Oblig. Series B, 5.75% 12/1/11
(Pre-Refunded to 12/1/10 @ 100) (d)	2,500	2,755
North Slope Borough Gen. Oblig.:
Series 1996 B, 0% 6/30/07 (MBIA Insured)	3,100	2,945
Series A, 0% 6/30/07 (MBIA Insured)	5,000	4,751
Series B:
0% 6/30/06 (MBIA Insured)	3,500	3,444
0% 6/30/07 (MBIA Insured)	7,050	6,699
0% 6/30/08 (MBIA Insured)	4,240	3,891
		28,029

Arizona – 1.5%
Arizona Ctfs. of Prtn. Series B, 5.5% 9/1/10
(FSA Insured)	8,325	9,016
Arizona School Facilities Board Ctfs. of Prtn. Series C,
5% 9/1/09 (FSA Insured)	1,115	1,175
Maricopa County Unified School District #48 Scottsdale
7.4% 7/1/10	3,750	4,346
Pima County Unified School District #1 Tucson 7.5%
7/1/08 (FGIC Insured)	7,060	7,749

See accompanying notes which are an integral part of the financial statements.

11 Annual Report

Investments continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Arizona – continued
Tucson Wtr. Rev. Series A, 5% 7/1/11 (FGIC Insured)	$1,500	$1,601
Univ. of Arizona Ctfs. of Prtn. (Univ. of Arizona Parking
& Student Hsg. Proj.) Series A, 5% 6/1/09 (AMBAC
Insured)	2,000	2,097
		25,984

Arkansas – 0.3%
Arkansas Dev. Fin. Auth. Exempt Facilities Rev. (Waste
Mgmt. Proj.) 3.65%, tender 8/1/06 (b)(c)	1,000	999
Little Rock Gen. Oblig. 4% 4/1/07 (FSA Insured)	1,000	1,009
Rogers Sales & Use Tax Rev. Series A, 4.25% 9/1/07
(FGIC Insured)	2,175	2,208
		4,216

California – 7.6%
California Dept. of Wtr. Resources Pwr. Supply Rev.
Series A:
5.25% 5/1/07 (MBIA Insured)	27,455	28,162
5.25% 5/1/12 (MBIA Insured)	6,000	6,548
California Econ. Recovery Series A, 5.25% 7/1/13
(MBIA Insured)	2,900	3,206
California Gen. Oblig.:
5% 2/1/09	1,640	1,713
5% 2/1/10	2,000	2,110
5.125% 9/1/12	1,000	1,061
5.25% 2/1/11	5,775	6,202
5.5% 3/1/11 (FGIC Insured)	3,210	3,513
5.5% 3/1/11 (XL Cap. Assurance, Inc. Insured)	3,525	3,850
5.75% 10/1/08	1,085	1,150
6.4% 9/1/08	3,075	3,301
6.5% 9/1/10	1,740	1,947
8% 11/1/07 (FGIC Insured)	4,670	4,941
California Health Facilities Fing. Auth. Rev. (Cedars-Sinai
Med. Ctr. Proj.) 5% 11/15/10	1,000	1,060
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (Pacific
Gas & Elec. Co. Proj.) Series 2004 B, 3.5%, tender
6/1/07 (FGIC Insured) (b)(c)	15,000	15,010
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev.
(Waste Mgmt., Inc. Proj.) Series A, 3.125%, tender
5/1/06 (b)(c)	5,000	4,988
California Pub. Works Board Lease Rev.:
(California State Univ. Proj.) Series 1997 A, 5.5%
10/1/07	1,075	1,110

See accompanying notes which are an integral part of the financial statements.

Annual Report

12

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
California Pub. Works Board Lease Rev.: – continued
(Coalinga State Hosp. Proj.) Series 2004 A:
5% 6/1/07	$4,000	$4,086
5% 6/1/08	6,000	6,210
California Statewide Cmntys. Dev. Auth. Rev.:
(Kaiser Fund Hosp./Health Place, Inc. Proj.)
Series 2002 C, 3.85%, tender 6/1/12 (b)	1,400	1,389
(Kaiser Permanente Health Sys. Proj.):
Series 2001 A, 2.55%, tender 1/4/07 (b)	1,400	1,388
Series 2004 G, 2.3%, tender 5/1/07 (b)	8,000	7,889
Commerce Refuse To Energy Auth. Rev.:
5% 7/1/07 (MBIA Insured)	1,770	1,812
5.25% 7/1/08 (MBIA Insured)	855	893
North City West School Facilities Fing. Auth. Spl. Tax
Subseries C:
5% 9/1/07 (AMBAC Insured) (a)	1,975	2,012
5% 9/1/08 (AMBAC Insured) (a)	2,080	2,143
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.
Series A, 0% 1/15/12 (MBIA Insured)	3,600	2,852
Univ. of California Revs. (UCLA Med. Ctr. Proj.) 4.55%
12/1/09 (e)	8,955	9,063
		129,609

Colorado – 0.3%
E-470 Pub. Hwy. Auth. Rev. Series 2000 B:
0% 9/1/06 (Escrowed to Maturity) (d)	2,200	2,150
0% 9/1/07 (Escrowed to Maturity) (d)	3,200	3,016
		5,166

Connecticut – 0.6%
Connecticut Gen. Oblig.:
Series 2001 D, 5.125% 11/15/18 (Pre-Refunded to
11/15/11 @ 100) (d)	5,000	5,386
Series 2002 C, 5% 12/15/08	1,930	2,020
Connecticut Health & Edl. Facilities Auth. Rev.
(Connecticut Children’s Med. Ctr. Proj.) Series B:
4% 7/1/07 (MBIA Insured)	1,275	1,287
4.5% 7/1/08 (MBIA Insured)	1,045	1,073
5% 7/1/09 (MBIA Insured)	1,000	1,051
		10,817

See accompanying notes which are an integral part of the financial statements.

13 Annual Report

Investments continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
District Of Columbia – 1.9%
District of Columbia Ctfs. of Prtn.:
(District’s Pub. Safety and Emergency Preparedness
Communications Ctr. and Related Technology Proj.)
Series 2003, 3% 1/1/06 (AMBAC Insured)	$1,305	$1,305
5% 1/1/06 (AMBAC Insured)	1,000	1,000
5% 1/1/07 (AMBAC Insured)	1,000	1,016
5.25% 1/1/08 (AMBAC Insured)	935	968
District of Columbia Gen. Oblig.:
Series 1993 B2, 5.5% 6/1/07 (FSA Insured)	1,830	1,885
Series 2001 B, 5.5% 6/1/07 (FSA Insured)	1,345	1,385
Series A:
5% 6/1/07	2,810	2,868
5.25% 6/1/09 (FSA Insured)	1,000	1,057
Series B, 0% 6/1/12 (MBIA Insured)	3,600	2,772
District of Columbia Rev. (Medstar Univ. Hosp. Proj.)
Series D, 6.875%, tender 2/16/07 (b)(d)	9,000	9,354
Metropolitan Washington Arpts. Auth. Gen. Arpt. Rev.
Series B, 5.5% 10/1/08 (FGIC Insured) (c)	6,460	6,748
Metropolitan Washington Arpts. Auth. Sys. Rev. Series D:
4% 10/1/06 (FSA Insured) (c)	1,750	1,756
4% 10/1/07 (FSA Insured) (c)	1,000	1,007
		33,121

Florida – 3.9%
Brevard County Util. Rev. 5% 3/1/06 (FGIC Insured)	530	531
Coral Gables Health Facilities Hosp. (Baptist Health
South Florida Obligated Group Proj.) 5% 8/15/06	1,000	1,010
Florida Gen. Oblig. (Dept. of Trans. Right of Way Proj.)
Series B, 6.375% 7/1/08	3,000	3,214
Highlands County Health Facilities Auth. Rev. (Adventist
Health Sys./Sunbelt Obligated Group Proj.):
Series A, 5% 11/15/10	1,000	1,052
Series B, 5% 11/15/08	800	829
3.95%, tender 9/1/12 (b)	7,550	7,515
5%, tender 11/16/09 (b)	4,700	4,901
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev.
(Tampa Elec. Co. Proj.):
4%, tender 8/1/07 (b)	11,000	11,001
4.25%, tender 8/1/07 (b)(c)	6,000	6,001
Lee Memorial Health Sys. Board of Directors Hosp. Rev.
Series A, 5.75% 4/1/12 (FSA Insured)	1,980	2,201

See accompanying notes which are an integral part of the financial statements.

Annual Report

14

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Florida – continued
Miami-Dade County Cap. Asset Acquisition
Fixed Rate Spl. Oblig. Series 2002 A, 5% 4/1/08
(AMBAC Insured)	$2,825	$2,928
Miami-Dade County School Board Ctfs. of Prtn. 5%,
tender 5/1/11 (MBIA Insured) (b)	1,500	1,598
Orlando Utils. Commission Util. Sys. Rev. 5.25% 7/1/09	6,000	6,368
Pasco County Solid Waste Disp. & Resource Recovery
Sys. Rev. 5.75% 4/1/06 (AMBAC Insured) (c)	1,500	1,508
Polk County Cap. Impt. Rev. Series 2004, 5.5%, tender
12/1/10 (FSA Insured) (b)	9,000	9,695
Seminole County School Board Ctfs. of Prtn.
Series A, 4.5% 7/1/08 (MBIA Insured)	1,250	1,285
Univ. Athletic Assoc., Inc. Athletic Prog. Rev.
Series 2001:
2.8%, tender 10/1/08, LOC SunTrust Banks of
Florida, Inc. (b)	2,000	1,961
3%, tender 10/1/09, LOC SunTrust Banks, Inc. (b)	1,000	978
Volusia County School Board Ctfs. of Prtn. (School Board
of Volusia County Master Lease Prog.) 5% 8/1/08
(FSA Insured)	1,625	1,688
		66,264

Georgia – 0.7%
Cobb County Dev. Auth. Solid Waste Disp. Rev.
(Georgia Waste Mgmt. Proj.) Series A, 3.65%, tender
4/1/06 (b)(c)	1,000	1,000
Columbia County Gen. Oblig. 5% 1/1/09
(FSA Insured)	1,505	1,577
Fulton DeKalb Hosp. Auth. Hosp. Rev. 5% 1/1/08
(FSA Insured)	2,250	2,318
Georgia Muni. Elec. Auth. Pwr. Rev. Series 1992 B,
8.25% 1/1/11 (MBIA Insured)	4,105	4,953
Gwinnett County Gen. Oblig. 4% 1/1/06	1,035	1,035
Henry County Wtr. & Swr. Auth. Rev. 5% 2/1/08
(MBIA Insured)	1,095	1,133
		12,016

Hawaii – 2.3%
Hawaii Arpts. Sys. Rev. Series 2000 B, 8% 7/1/10
(FGIC Insured) (c)	3,850	4,482
Hawaii Gen. Oblig. Series CU:
5.75% 10/1/11 (MBIA Insured)	3,040	3,338

See accompanying notes which are an integral part of the financial statements.

15 Annual Report

Investments continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Hawaii – continued
Hawaii Gen. Oblig. Series CU: – continued
5.75% 10/1/11 (Pre-Refunded to 10/1/10 @
100) (d)	$170	$187
Honolulu City & County Gen. Oblig. Series B, 8%
10/1/09	26,940	31,183
		39,190

Illinois – 9.4%
Chicago Gen. Oblig.:
(Neighborhoods Alive 21 Prog.):
5% 1/1/07 (MBIA Insured)	1,360	1,382
5% 1/1/08 (MBIA Insured)	1,190	1,227
Series A, 5.25% 1/1/12 (FSA Insured)	1,000	1,085
Chicago Midway Arpt. Rev.:
Series 2001 B, 5% 1/1/07 (FSA Insured)	1,000	1,015
Series B:
5% 1/1/10 (AMBAC Insured)	1,225	1,292
5% 1/1/11 (AMBAC Insured)	3,625	3,845
Chicago O’Hare Int’l. Arpt. Rev.:
Series 2001 C, 5% 1/1/07 (AMBAC Insured) (c)	2,670	2,708
Series A:
5% 1/1/12 (MBIA Insured)	1,135	1,211
5.5% 1/1/08 (AMBAC Insured)	5,000	5,109
5.5% 1/1/10 (AMBAC Insured) (c)	5,000	5,318
Chicago Park District:
Series B, 5% 1/1/11 (AMBAC Insured)	5,750	6,123
Series C, 5% 1/1/11 (AMBAC Insured)	2,515	2,678
Chicago School Fin. Auth. Series B, 5% 6/1/09
(FSA Insured)	12,825	13,458
Chicago Tax Increment Rev. Series 2000 A, 0%
12/1/08 (AMBAC Insured)	10,000	9,041
Chicago Transit Auth. Cap. Grant Receipts Rev.:
(Fed. Transit Administration Section 5307 Formula
Funds Proj.) Series A, 5.25% 6/1/10 (AMBAC
Insured)	4,785	5,120
Series A, 4.25% 6/1/08 (AMBAC Insured)	3,600	3,614
Chicago Wastewtr. Transmission Rev. 5.5% 1/1/09
(FGIC Insured)	2,975	3,151
Cook County Cmnty. College District #508 Ctfs. of Prtn.
8.75% 1/1/07 (FGIC Insured)	8,000	8,419
Du Page Wtr. Commission Wtr. Rev. 5% 5/1/08
(AMBAC Insured)	4,525	4,687

See accompanying notes which are an integral part of the financial statements.

Annual Report

16

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Illinois – continued
Granite City Solid Waste Disp. Rev. (Waste Mgmt., Inc.
Proj.) 3.85%, tender 5/1/08 (b)(c)	$2,200	$2,191
Hodgkins Tax Increment Rev.:
5% 1/1/07	1,000	1,013
5% 1/1/09	1,805	1,867
Illinois Dev. Fin. Auth. Gas Supply Rev. (The Peoples Gas
Lt. & Coke Co. Proj.) Series 2003 B, 3.05%, tender
2/1/08 (AMBAC Insured) (b)	6,100	6,017
Illinois Dev. Fin. Auth. Rev. (DePaul Univ. Proj.) Series
2004 C, 5.5% 10/1/10	1,900	2,026
Illinois Edl. Facilities Auth. Revs.:
(Art Institute of Chicago Proj.) Series 2003, 3.85%,
tender 3/1/11 (b)	12,800	12,658
(Univ. of Chicago Proj.):
Series 2004 B1, 3.45%, tender 7/1/08 (b)	6,100	6,096
Series A, 5.25% 7/1/41 (Pre-Refunded to 7/1/11
@ 101) (d)	2,640	2,881
Series B:
3.1%, tender 7/1/07 (b)(d)	5	5
3.1%, tender 7/1/07 (b)	3,895	3,858
Illinois Fin. Auth. Rev. (DePaul Univ. Proj.):
5% 10/1/06	1,115	1,125
5% 10/1/07	1,225	1,249
5% 10/1/08	1,000	1,035
Illinois Gen. Oblig.:
First Series 2001, 5.25% 5/1/11 (FSA Insured)	1,475	1,595
First Series:
5.25% 4/1/08 (MBIA Insured)	1,035	1,078
5.5% 8/1/10	1,415	1,531
6% 1/1/11 (Pre-Refunded to 1/1/10 @ 100) (d)	7,075	7,759
Series A, 5% 10/1/09	2,600	2,739
5.75% 4/1/12 (Pre-Refunded to 4/1/10 @ 100) (d) .	1,000	1,092
Illinois Health Facilities Auth. Rev. (Condell Med. Ctr.
Proj.):
5% 5/15/07	500	504
5% 5/15/08	700	715
Kane & DeKalb Counties Cmnty. Unit School District
#301 0% 12/1/10 (AMBAC Insured)	2,000	1,660
Kane & DuPage Counties Cmnty. Unit School District
#303, Saint Charles Series A, 5.5% 1/1/12
(FSA Insured)	2,270	2,493

See accompanying notes which are an integral part of the financial statements.

17 Annual Report

Investments continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Illinois – continued
Kane County School District #129, Aurora West Side
Series A, 5.75% 2/1/14 (Pre-Refunded to 2/1/12 @
100) (d)	$1,600	$1,790
Kane, McHenry, Cook & DeKalb Counties Cmnty. Unit
School District #300, Carpentersville 5.5% 12/1/13
(Pre-Refunded to 12/1/11 @ 100) (d)	5,000	5,515
Lake County Cmnty. High School District #128,
Libertyville Series 2004, 5% 1/1/11	2,365	2,519
Rosemont Gen. Oblig. Series 3:
0% 12/1/07 (Escrowed to Maturity) (d)	2,375	2,225
0% 12/1/07 (FGIC Insured)	625	585
Univ. of Illinois Auxiliary Facilities Sys. Rev. Series 2001
A, 5% 4/1/08 (AMBAC Insured)	2,035	2,105
Univ. of Illinois Ctfs. of Prtn. (Util. Infrastructure Projs.)
5% 8/15/11 (AMBAC Insured)	1,360	1,451
Will County School District #122 Series B:
0% 11/1/08 (Escrowed to Maturity) (d)	220	199
0% 11/1/08 (FSA Insured)	1,280	1,159
		161,218

Indiana – 3.7%
Carmel High School Bldg. Corp. 5% 1/10/11
(FSA Insured)	1,000	1,066
Ctr. Grove 2000 Bldg. Corp.:
5.5% 7/15/17 (Pre-Refunded to 7/15/11 @ 100) (d)	1,785	1,961
5.5% 7/15/18 (Pre-Refunded to 7/15/11 @ 100) (d)	1,885	2,071
Hamilton Southeastern Consolidated School Bldg. Corp.:
Series A:
5% 1/10/10 (FSA Insured)	1,750	1,852
5.25% 7/10/11 (FSA Insured)	2,295	2,483
5.25% 1/10/12 (FSA Insured)	1,355	1,472
5% 1/15/10 (FSA Insured)	1,835	1,942
5% 1/15/11 (FSA Insured)	1,910	2,036
5% 1/15/12 (FSA Insured)	1,990	2,135
5.5% 7/15/16 (Pre-Refunded to 7/15/11 @ 100) (d)	1,855	2,038
Indiana Health Facility Fing. Auth. Rev.:
(Ascension Health Cr. Group Prog.) Series 2002 F,
5.5% 11/15/06	1,000	1,018
(Ascension Health Cr. Group, Inc. Proj.) Series A, 5%,
tender 5/1/07 (b)	7,100	7,241
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis
Arpt. Auth. Proj.) Series I:
4% 1/1/06 (MBIA Insured) (c)	1,325	1,325

See accompanying notes which are an integral part of the financial statements.

Annual Report

18

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Indiana – continued
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis
Arpt. Auth. Proj.) Series I: – continued
5% 1/1/08 (MBIA Insured) (c)	$1,550	$1,590
Indianapolis Resource Recovery Rev. (Ogden Martin
Sys., Inc. Proj.) 6.75% 12/1/07 (AMBAC Insured)	3,000	3,137
Ivy Tech State College Series I, 5% 7/1/09
(AMBAC Insured)	1,405	1,478
Logansport High School Bldg. Corp.:
5.25% 1/15/11 (MBIA Insured)	1,000	1,073
5.25% 7/15/11 (MBIA Insured)	1,020	1,098
5.25% 1/15/12 (MBIA Insured)	1,045	1,129
5.25% 7/15/12 (MBIA Insured)	1,075	1,165
Mount Vernon of Hancock County Multi-School Corp.
Series B:
5.5% 7/15/16 (Pre-Refunded to 7/15/11 @ 100) (d)	1,605	1,763
5.5% 7/15/17 (Pre-Refunded to 7/15/11 @ 100) (d)	1,695	1,862
Muncie School Bldg. Corp. 5.25% 7/10/12
(MBIA Insured)	1,585	1,727
New Albany Floyd County Independent School Bldg.
Corp. 5% 1/15/11 (FSA Insured)	1,000	1,066
Rockport Poll. Cont. Rev. 4.9%, tender 6/1/07 (b)	4,000	4,045
Saint Joseph County Ind. Edl. Facilities Rev. (Univ. of
Notre Dame Du Lac Proj.) 2.5%, tender 12/3/07 (b) .	10,000	9,791
West Clark 2000 School Bldg. Corp.:
5.25% 1/15/11 (MBIA Insured)	1,065	1,145
5.25% 7/15/11 (MBIA Insured)	1,125	1,214
5.25% 1/15/12 (MBIA Insured)	1,150	1,246
		63,169

Kansas 0.2%
Burlington Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co.
Proj.) Series A, 4.75%, tender 10/1/07 (b)	2,400	2,438
Kansas Dev. Fin. Auth. Health Facilities Rev. (Hays Med.
Ctr. Proj.) Series 2005 L:
5.25% 11/15/10	545	580
5.25% 11/15/12	680	728
		3,746

Kentucky 0.7%
Kenton County Arpt. Board Arpt. Rev. Series B, 5%
3/1/09 (MBIA Insured) (c)	1,185	1,231

See accompanying notes which are an integral part of the financial statements.

19 Annual Report

Investments continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Kentucky – continued
Owensboro Elec. Lt. & Pwr. Rev. Series B:
0% 1/1/07 (AMBAC Insured)	$10,000	$9,667
0% 1/1/09 (AMBAC Insured)	2,000	1,795
		12,693

Louisiana – 0.1%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev.
Series B, 5% 2/1/12 (AMBAC Insured)	1,000	1,068
Maryland 0.1%
Prince Georges County Ctfs. of Prtn. (Equip. Acquisition
Prog.) 5.25% 5/15/10 (MBIA Insured)	1,535	1,646
Massachusetts 2.8%
Massachusetts Bay Trans. Auth. Series A, 7% 3/1/09	6,880	7,597
Massachusetts Dev. Fin. Agcy. Rev. (Massachusetts
Biomedical Research Corp. Proj.) Series C:
5.75% 8/1/06	1,200	1,214
5.875% 8/1/08	1,630	1,703
Massachusetts Fed. Hwy.:
Series 2000 A, 5.75% 6/15/13	3,000	3,275
Series B, 5.125% 12/15/14 (Pre-Refunded to
12/15/08 @ 101) (d)	2,775	2,924
Massachusetts Gen. Oblig.:
Series 1999 C, 5.625% 9/1/12 (Pre-Refunded to
9/1/09 @ 101) (d)	2,570	2,778
Series 2001 A, 5.5% 1/1/11	5,000	5,437
Series 2003 A, 5.375% 8/1/08	5,165	5,414
Series 2003 C, 5.5% 10/1/10 (MBIA Insured)	1,130	1,228
Series A, 4.5% 1/1/09 (Pre-Refunded to 1/1/08 @
101) (d)	2,055	2,116
Series C, 5.25% 11/1/30 (Pre-Refunded to 11/1/12
@ 100) (d)	2,495	2,704
Massachusetts Health & Edl. Facilities Auth. Rev.
(Berkshire Health Sys., Inc. Proj.) Series F, 5%
10/1/08	2,720	2,817
Massachusetts Port Auth. Spl. Facilities Rev.
(Delta Air Lines, Inc. Proj.) Series A, 5.5% 1/1/12
(AMBAC Insured) (c)	1,000	1,064
Springfield Gen. Oblig.:
5% 1/15/06 (MBIA Insured)	1,000	1,000
5.25% 8/1/12 (MBIA Insured)	6,000	6,553
		47,824

See accompanying notes which are an integral part of the financial statements.

Annual Report

20

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Michigan – 3.3%
Chippewa Valley Schools 5% 5/1/08	$1,260	$1,306
Detroit City School District Series A, 5.5% 5/1/11
(FSA Insured)	1,200	1,316
Detroit Gen. Oblig.:
Series 2004 A, 5% 4/1/08 (FSA Insured)	7,275	7,541
Series A, 5% 4/1/07 (FSA Insured)	6,910	7,053
5% 4/1/08 (MBIA Insured)	14,545	15,077
5% 4/1/09 (MBIA Insured)	10,620	11,170
Detroit Swr. Disp. Rev. Series A, 5.75% 7/1/26 (Pre Re
funded to 1/1/10 @ 101) (d)	2,000	2,180
Greater Detroit Resource Recovery Auth. Rev. Series A,
6.25% 12/13/07 (AMBAC Insured)	4,000	4,216
Hazel Park School District 5% 5/1/08	1,275	1,321
Livonia Pub. School District Series II, 0% 5/1/21
(FGIC Insured) (Pre-Refunded to 5/1/07 @ 39.31)	8,000	3,000
Troy School District 5% 5/1/11 (MBIA Insured) (a)	1,000	1,054
Wayne-Westland Cmnty. Schools 5% 5/1/10
(FSA Insured)	1,225	1,303
		56,537

Minnesota 0.2%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health
Care Sys. Rev. (Health Partners Oblig. Group Proj.):
5.25% 12/1/08	1,200	1,248
5.25% 12/1/10	500	530
Saint Paul Port Auth. Lease Rev. (HealthEast Midway
Campus Proj.) Series 2003 A, 5% 5/1/10	700	696
Waconia Independent School District #110 Series A, 5%
2/1/11 (FSA Insured)	940	1,006
		3,480

Mississippi – 0.1%
Mississippi Higher Ed. Student Ln. Series 2000 B3, 5.3%
9/1/08 (c)	1,190	1,228
Missouri – 0.3%
Kansas City School District Bldg. Corp. Rev.:
(School District Elementary School Proj.) Series B, 5%
2/1/11 (FGIC Insured)	1,850	1,979
Series A, 5% 2/1/08 (FGIC Insured)	2,000	2,068
Saint Louis Muni. Fin. Corp. Leasehold Rev.
(Callahan Courthouse Proj.) Series A, 5.75% 2/15/14
(FGIC Insured)	1,050	1,171
		5,218

See accompanying notes which are an integral part of the financial statements.

21 Annual Report

Investments continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Montana 0.2%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Projs.)
Series A, 5.2%, tender 5/1/09 (b)	$2,900	$3,010
Nebraska – 1.9%
Lancaster County School District #1 (Lincoln Pub. Schools
Proj.) 4% 1/15/06	1,000	1,000
Nebraska Pub. Pwr. District Rev. Series A:
0% 1/1/06 (MBIA Insured)	24,465	24,465
0% 1/1/07 (MBIA Insured)	4,000	3,867
Omaha Pub. Pwr. District Elec. Rev. Series B, 4.5%
2/1/09	3,500	3,615
		32,947

Nevada 2.0%
Clark County Arpt. Rev. Series C:
5% 7/1/06 (AMBAC Insured) (c)	800	806
5% 7/1/08 (AMBAC Insured) (c)	2,215	2,283
5% 7/1/09 (AMBAC Insured) (c)	2,700	2,803
5% 7/1/10 (AMBAC Insured) (c)	1,225	1,279
5% 7/1/11 (AMBAC Insured) (c)	1,790	1,877
Clark County Hwy. Impt. Rev. (Motor Vehicle Fuel Tax)
5% 7/1/11 (AMBAC Insured)	3,230	3,455
Clark County School District:
Series 2000 A, 5.75% 6/15/17 (Pre-Refunded to
6/15/10 @ 100) (d)	1,600	1,749
Series C, 5% 6/15/10 (MBIA Insured)	1,075	1,143
Series D, 5% 6/15/09 (MBIA Insured)	13,890	14,630
Henderson Health Care Facility Rev. (Catholic Healthcare
West Proj.) Series 2005 B, 5% 7/1/08	1,100	1,137
Lyon Co. School District Gen. Oblig.:
5% 6/1/07 (a)	490	498
5% 6/1/09 (a)	695	723
Washoe County School District Gen. Oblig. Series D, 5%
6/1/10 (MBIA Insured)	2,410	2,561
		34,944

New Hampshire – 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev.
(United Illumination Co.) Series A, 3.65%, tender
2/1/10 (AMBAC Insured) (b)(c)	2,500	2,472
New Hampshire Tpk. Sys. Rev. 5% 5/1/07
(AMBAC Insured) (a)	1,500	1,515
		3,987

See accompanying notes which are an integral part of the financial statements.

Annual Report

22

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
New Jersey – 6.9%
Camden County Impt. Auth. Rev. (Cooper Health Sys.
Obligated Group Proj.) Series B, 5.25% 2/15/09	$1,250	$1,293
Casino Reinvestment Dev. Auth. Hotel Room Fee Rev.:
5% 1/1/08 (AMBAC Insured)	920	947
5% 1/1/09 (AMBAC Insured)	1,000	1,044
Elizabeth Gen. Oblig. 5.25% 8/15/09 (MBIA Insured) .	1,225	1,303
Garden State Preservation Trust Open Space &
Farmland Preservation Series B:
6.25% 11/1/09 (MBIA Insured)	4,000	4,408
6.375% 11/1/11 (MBIA Insured)	7,470	8,571
New Jersey Econ. Dev. Auth. Rev. 5% 6/15/07	7,500	7,623
New Jersey Gen. Oblig. Series 2005 N, 5% 7/15/08
(FGIC Insured)	6,175	6,423
New Jersey Tpk. Auth. Tpk. Rev. Series 2004 A, 3.15%,
tender 1/1/10 (AMBAC Insured) (b)	9,150	9,025
New Jersey Trans. Trust Fund Auth.:
Series 2001 A, 5% 6/15/06	355	358
Series A, 5.25% 12/15/08 (MBIA Insured)	13,500	14,186
Series B:
5.25% 12/15/10 (FGIC Insured)	4,550	4,896
5.25% 12/15/11 (FGIC Insured)	10,015	10,864
5.25% 12/15/12 (FGIC Insured)	4,800	5,243
6.5% 6/15/11 (MBIA Insured)	5,000	5,685
Series C, 5.5% 12/15/10 (FSA Insured)	25,000	27,181
New Jersey Transit Corp. Series 2000 B, 5.5% 2/1/08
(AMBAC Insured)	1,000	1,043
New Jersey Transit Corp. Ctfs. of Prtn. Series A, 6%
9/15/13 (Pre-Refunded to 9/15/09 @ 100) (d)	7,000	7,614
		117,707

New Jersey/Pennsylvania – 0.3%
Delaware River Joint Toll Bridge Commission Bridge Rev.
5% 7/1/09	5,170	5,416
New Mexico – 0.4%
Farmington Poll. Cont. Rev. (Pub. Svc. Co. of New
Mexico San Juan and Four Corners Projs.)
Series 2003 B, 2.1%, tender 4/1/06 (b)	7,000	6,960
New York – 11.8%
Grand Central District Mgmt. Assoc., Inc.:
5% 1/1/10	1,200	1,264
5% 1/1/12	1,175	1,251
Metropolitan Trans. Auth. Commuter Facilities Rev. Series A,
5.375% 7/1/09 (Escrowed to Maturity) (d)	3,635	3,882

See accompanying notes which are an integral part of the financial statements.

23 Annual Report

Investments continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
New York – continued
Metropolitan Trans. Auth. Rev. Series 2005 C:
5% 11/15/10	$2,000	$2,121
5% 11/15/11	2,750	2,932
Metropolitan Trans. Auth. Svc. Contract Rev. Series B, 5%
1/1/06	10,110	10,110
Nassau County Gen. Oblig. Series Z, 5% 9/1/11
(FGIC Insured)	800	848
New York City Gen. Oblig.:
Series 1996 B, 6.5% 8/15/09	3,425	3,756
Series 2000 A, 6.5% 5/15/11	2,075	2,325
Series 2002 G, 5.5% 8/1/10	2,720	2,928
Series 2004 G, 5% 8/1/09	8,000	8,380
Series 2005 C, 5% 8/1/12	19,770	21,055
Series 2005 D, 5% 8/1/12	4,925	5,245
Series 2005 G, 5.625% 8/1/13 (MBIA Insured)	5,075	5,618
Series 2005 K:
5% 8/1/11	7,120	7,553
5% 8/1/12	4,360	4,643
Series 2005 O, 5% 6/1/12	7,500	7,998
Series A, 5.25% 11/1/14 (MBIA Insured)	600	651
Series B, 5.75% 8/1/14	1,000	1,104
Series E, 6% 8/1/11	60	62
Series G, 5.25% 8/1/14 (AMBAC Insured)	1,000	1,077
Subseries 2005 F1, 5% 9/1/15	3,560	3,813
New York City Indl. Dev. Agcy. Spl. Facilities Rev. (Term.
One Group Assoc. Proj.) 5% 1/1/07 (c)	1,700	1,719
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys.
Rev. Series B, 5.875% 6/15/26 (Pre-Refunded to
6/15/06 @ 101) (d)	7,320	7,473
New York City Transitional Fin. Auth. Rev. Series E:
4.5% 2/1/07	245	248
4.5% 2/1/07 (Escrowed to Maturity) (d)	1,505	1,525
New York State Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series 2000 A, 6.125% 7/1/12 (AMBAC Insured) .	5,540	6,177
Series A, 5.75% 7/1/13	3,500	3,849
Series C, 7.5% 7/1/10	3,100	3,377
Series 2003 A:
5% 1/1/06	1,250	1,250
5% 3/15/08	2,000	2,070
Series B, 5.25%, tender 5/15/12 (b)	13,000	14,010
5.75% 7/1/13 (AMBAC Insured)	1,000	1,103

See accompanying notes which are an integral part of the financial statements.

Annual Report

24

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
New York – continued
New York State Urban Dev. Corp. Rev. 5% 1/1/12	$5,000	$5,330
New York Transitional Fin. Auth. Rev. Series 2003 E:
4.5% 2/1/08	1,500	1,536
5% 2/1/09	2,035	2,132
Tobacco Settlement Fing. Corp.:
Series 2004 B1, 5% 6/1/09	3,800	3,964
Series A1:
5.25% 6/1/12	5,000	5,041
5.25% 6/1/13	17,500	18,221
Series B1:
4% 6/1/07	6,000	6,047
5% 6/1/06	17,815	17,932
		201,620

New York & New Jersey – 0.6%
Port Auth. of New York & New Jersey:
124th Series, 5% 8/1/13 (FGIC Insured) (c)	1,200	1,242
127th Series, 5% 12/15/08 (AMBAC Insured) (c)	3,510	3,649
Port Auth. of New York & New Jersey Spl. Oblig. Rev.
(JFK Int’l. Air Term. Spl. Proj.) Series 6, 6.25%
12/1/13 (MBIA Insured) (c)	4,100	4,610
		9,501

North Carolina – 1.2%
Charlotte Ctfs. of Prtn. (FY 2004 Equip. Acquisition Proj.)
Series 2004 C, 4% 3/1/08	4,940	5,012
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 1993 B, 7% 1/1/08 (MBIA Insured)	1,500	1,607
Series A, 5.5% 1/1/10	3,000	3,187
Series B, 6% 1/1/06	6,170	6,170
Series C, 5% 1/1/08	1,190	1,221
Series D, 5.375% 1/1/10	3,715	3,930
		21,127

Ohio – 0.9%
Akron Ctfs. of Prtn. 5% 12/1/07	2,350	2,415
Cleveland Pub. Pwr. Sys. Rev. (First Mtg. Prog.)
Series 1994 A, 0% 11/15/09 (MBIA Insured)	2,250	1,949
Franklin County Rev. (OCLC Online Computer Library
Ctr., Inc. Proj.) 5% 4/15/07	1,960	1,986
Lakewood Hosp. Impt. Rev. (Lakewood Hosp. Assoc.
Proj.) 5.5% 2/15/07	1,420	1,447

See accompanying notes which are an integral part of the financial statements.

25 Annual Report

Investments continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Ohio – continued
Ohio Air Quality Dev. Auth. Rev. Series 2002 A, 3.5%,
tender 1/1/06 (b)	$1,000	$1,000
Ohio Gen. Oblig.:
Series 2000 E, 5.5% 5/1/09	1,905	2,031
Series 2003 D, 2.45%, tender 9/14/07 (b)	1,300	1,277
Ohio Univ. Gen. Receipts Athens 5% 12/1/07
(FSA Insured)	1,285	1,325
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev. (Ohio Edison
Co. Proj.) Series A, 3.35%, tender 6/1/06 (b)	1,800	1,793
		15,223

Oklahoma – 0.0%
Cherokee County Econ. Dev. Auth. Series A, 0%
11/1/11 (Escrowed to Maturity) (d)	1,000	792
Oregon – 0.3%
Beaverton Wtr. Rev. Series B, 5% 6/1/10 (FSA Insured) .	1,210	1,289
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Series B:
5% 5/1/09 (FSA Insured)	1,000	1,050
5% 5/1/11 (FSA Insured)	1,000	1,065
Oregon Gen. Oblig. 8.25% 1/1/07	1,000	1,047
		4,451

Pennsylvania – 4.5%
Allegheny County Arpt. Rev. (Pittsburgh Int’l. Arpt. Proj.)
Series A1, 5.75% 1/1/12 (MBIA Insured) (c)	1,300	1,403
Allegheny County Hosp. Dev. Auth. Rev. (Univ. of
Pittsburgh Med. Ctr. Proj.) Series B:
5.5% 6/15/06	3,065	3,094
5.5% 6/15/07	2,000	2,057
Allegheny County Indl. Dev. Auth. Rev. (Watson Institute
Ed. Ctr. Proj.) 3.375%, tender 5/1/08, LOC PNC
Bank NA, Pittsburgh (b)	4,500	4,464
Allegheny County San. Auth. Swr. Rev. 6% 12/1/11
(MBIA Insured)	1,495	1,676
Hazleton Area School District 6.5% 3/1/06
(FSA Insured)	1,155	1,161
Luzerne County Indl. Dev. Auth. Wtr. Facilities Rev.
(Pennsylvania-American Wtr. Co. Proj.) 3.6%, tender
12/1/09 (AMBAC Insured) (b)(c)	10,000	9,928
Montgomery County Higher Ed. & Health Auth. Hosp.
Rev. (Abington Memorial Hosp. Proj.) Series A, 5%
6/1/06 (AMBAC Insured)	3,750	3,771

See accompanying notes which are an integral part of the financial statements.

Annual Report 26

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Pennsylvania – continued
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities
Rev. (Shippingport Proj.) Series A, 4.35%, tender
6/1/10 (b)(c)	$1,200	$1,179
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Univ. of Pennsylvania Health Systems Proj.) Series A:
4% 8/15/06	1,405	1,408
5% 8/15/07	1,735	1,769
5% 8/15/08	2,000	2,071
(UPMC Health Sys. Proj.) Series 2001 A, 5.75%
1/15/09	1,750	1,853
Series B, 5.25% 9/1/08	5,860	6,137
Pennsylvania Indl. Dev. Auth. Rev. 5.25% 7/1/10
(AMBAC Insured)	2,750	2,957
Philadelphia Gas Works Rev. (1975 Gen. Ordinance
Proj.) 17th Series, 5% 7/1/08 (FSA Insured)	7,410	7,692
Philadelphia Muni. Auth. Rev.:
Series A:
5% 5/15/07 (FSA Insured)	5,500	5,620
5% 5/15/08 (FSA Insured)	5,000	5,181
Series B, 5.25% 11/15/11 (FSA Insured)	3,400	3,686
Philadelphia School District:
Series 2005 D, 5.25% 6/1/12 (FSA Insured)	1,465	1,592
Series B, 5% 4/1/11 (AMBAC Insured)	2,160	2,309
Pittsburgh Gen. Oblig. Series A, 6% 3/1/07
(MBIA Insured)	2,000	2,059
Pittsburgh School District Series A, 5% 9/1/09
(MBIA Insured) (a)	1,600	1,668
Westmoreland County Muni. Auth. Muni. Svc. Rev.
Series K, 0% 7/1/12 (Escrowed to Maturity) (d)	2,355	1,827
		76,562

Puerto Rico 0.1%
Puerto Rico Pub. Bldgs Auth. Rev. Series K, 4%, tender
7/1/07 (MBIA Insured) (b)	1,000	1,005
Rhode Island – 0.4%
Providence Spl. Oblig. Series 2005 E:
4% 6/1/08 (Radian Asset Assurance Ltd. Insured)	1,000	1,009
5% 6/1/09 (Radian Asset Assurance Ltd. Insured)	1,315	1,373
5% 6/1/10 (Radian Asset Assurance Ltd. Insured)	1,180	1,239

See accompanying notes which are an integral part of the financial statements.

27 Annual Report

Investments continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Rhode Island – continued
Rhode Island Health & Edl. Bldg. Corp. Rev. (Johnson &
Wales Univ. Proj.):
5% 4/1/06 (XL Cap. Assurance, Inc. Insured)	$2,225	$2,234
5% 4/1/08 (XL Cap. Assurance, Inc. Insured)	1,700	1,760
		7,615

South Carolina – 1.6%
Berkeley County School District 7% 4/1/07	2,615	2,733
Charleston County Hosp. Facilities (Care Alliance Health
Services Proj.) Series A:
5% 8/15/06	1,000	1,008
5% 8/15/07	1,700	1,735
5% 8/15/08	1,690	1,742
Greenville County Pub. Facilities Corp. Certificate of
Prtn. (Courthouse and Detention Proj.) 5% 4/1/10
(AMBAC Insured)	1,450	1,544
Piedmont Muni. Pwr. Agcy. Elec. Rev. 5.6% 1/1/09
(MBIA Insured)	2,345	2,501
Rock Hill Util. Sys. Rev. Series 2003 A:
5% 1/1/08 (FSA Insured)	1,850	1,910
5% 1/1/09 (FSA Insured)	1,945	2,041
South Carolina Pub. Svc. Auth. Rev.:
Series 2005 B, 5% 1/1/10 (MBIA Insured)	3,000	3,178
Series A:
5.5% 1/1/11 (MBIA Insured)	3,000	3,243
5.5% 1/1/14 (FGIC Insured)	1,335	1,502
Series D, 5% 1/1/06	2,750	2,750
Spartanburg County School District #5 Pub. Facilities
Corp. Ctfs. of Prtn. 5% 7/1/09 (FSA Insured)	1,000	1,052
		26,939

Tennessee – 0.9%
Elizabethton Health & Edl. Facilities Board Rev. (First
Mtg. Prog.) 6% 7/1/11 (MBIA Insured)	2,005	2,233
Maury County Gen. Oblig. Series 2004 B, 5% 4/1/10
(MBIA Insured)	2,000	2,125
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series A:
4.5% 9/1/08 (MBIA Insured)	1,620	1,663
4.5% 9/1/09 (MBIA Insured)	1,685	1,741
Metropolitan Govt. Nashville & Series A, 5.25%
10/15/09	3,795	4,039

See accompanying notes which are an integral part of the financial statements.

Annual Report

28

Municipal Bonds continued
		Principal	Value (Note 1)
		Amount (000s)	(000s)
Tennessee – continued
Metropolitan Nashville Arpt. Auth. Rev. Series C, 5%
7/1/06 (FGIC Insured) (c)		$1,675	$1,687
Shelby County Health Edl. & Hsg. Facility Board Hosp.
Rev. (Methodist Health Care Proj.) 5.5% 4/1/09
(MBIA Insured)		1,200	1,268
			14,756

Texas 14.7%
Alief Independent School District Series 2004 B, 5%
2/15/10		1,500	1,589
Arlington Independent School District 5% 2/15/13		2,500	2,692
Austin Independent School District 5% 8/1/07 (a)		3,605	3,669
Austin Util. Sys. Rev.:
Series 1992 A, 0% 11/15/09 (MBIA Insured)		5,130	4,451
Series A, 0% 11/15/10 (MBIA Insured)		5,300	4,412
Austin Wtr. & Wastewtr. Sys. Rev. 5% 11/15/07
(MBIA Insured) (a)		3,295	3,362
Bexar County Series A:
5% 6/15/09 (FSA Insured)		2,615	2,751
5% 6/15/10 (FSA Insured)		1,000	1,062
Birdville Independent School District 5% 2/15/10		1,300	1,377
Brazos River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co.
Proj.) Series 1995 B, 5.05%, tender 6/19/06 (b)(c)		6,255	6,279
Brownsville Independent School District 5% 8/15/11		1,430	1,528
Bryan Wtrwks. & Swr. Sys. Rev. 5.5% 7/1/11 (FSA
Insured)		1,500	1,642
College Station Independent School District 5% 2/15/10		1,000	1,059
Conroe Independent School District Lot B, 0% 2/15/08	.	3,000	2,785
Corpus Christi Gen. Oblig. 5% 3/1/07 (FSA Insured)		2,735	2,787
Corpus Christi Util. Sys. Rev.:
5% 7/15/12 (FSA Insured)		1,000	1,077
5% 7/15/13 (FSA Insured)		1,665	1,800
Cypress-Fairbanks Independent School District:
Series B, 0% 8/1/07 (AMBAC Insured)		10,000	9,476
5% 2/15/08		2,000	2,067
Dallas Independent School District Series 2005, 5.25%
8/15/08		2,000	2,093
Del Valle Independent School District 5.5% 2/1/09		1,205	1,279
Denton County Gen. Oblig.:
5% 7/15/11 (FSA Insured)		3,065	3,272
5% 7/15/13 (FSA Insured)		1,200	1,293
El Paso Wtr. & Swr. Rev. 5% 3/1/08 (AMBAC Insured)	.	2,770	2,866

See accompanying notes which are an integral part of the financial statements.

29			Annual Report

Investments continued

Municipal Bonds continued
		Principal	Value (Note 1)
		Amount (000s)	(000s)
Texas continued
Fort Bend Independent School District 5%, tender
8/15/09 (b)		$5,000	$5,237
Fort Worth Independent School District 5% 2/15/12		1,500	1,612
Frisco Gen. Oblig. Series 2003 A:
4% 2/15/08 (FSA Insured)		1,145	1,161
5% 2/15/10 (FSA Insured)		1,710	1,811
Garland Independent School District 0% 2/15/07		1,610	1,550
Harris County Gen. Oblig. Series A, 0% 8/15/07
(FGIC Insured)		4,400	4,164
Harris County Health Facilities Dev. Corp. Rev. (Saint
Luke’s Episcopal Hosp. Proj.) Series 2001 A, 5.5%
2/15/09		3,710	3,916
Houston Cmnty. College Sys. Rev.:
5.25% 4/15/11 (FSA Insured)		3,030	3,277
5.25% 4/15/12 (FSA Insured)		2,000	2,182
Houston Util. Sys. Rev. Series A:
5.25% 5/15/10 (MBIA Insured)		1,250	1,340
5.25% 11/15/11 (FSA Insured)		4,430	4,815
Irving Independent School District 5.25% 2/15/13		2,145	2,343
Katy Independent School District Series A, 5.25%
2/15/12		2,000	2,176
Killeen Independent School District 4% 2/15/08		1,200	1,216
Klein Independent School District Series A, 5% 8/1/12	.	2,250	2,415
La Porte Independent School District 4% 2/15/08		2,000	2,026
Lower Colorado River Auth. Rev.:
0% 1/1/09 (Escrowed to Maturity) (d)		3,000	2,695
5.25% 1/1/15 (Pre-Refunded to 1/1/11 @ 100) (d)	.	5,000	5,376
Lubbock Gen. Oblig.:
(Wtrwks. Sys. Surplus Proj.) 5% 2/15/11 (FSA Insured)		2,465	2,632
5% 2/15/09 (MBIA Insured)		1,615	1,691
5% 2/15/10 (MBIA Insured)		1,845	1,954
Mesquite Independent School District:
Series A, 0% 8/15/06		1,115	1,093
3.65%, tender 12/1/08 (Liquidity Facility JPMorgan
Chase Bank) (b)		2,500	2,500
New Braunfels Independent School District 0% 2/1/07	.	2,000	1,928
North East Texas Independent School District 7% 2/1/11
(Pre-Refunded to 2/1/10 @ 100) (d)		3,600	4,076
North Texas Tollway Auth. Dallas North Tollway Sys. Rev.
Series C:
5% 1/1/09 (FSA Insured)		2,000	2,093
5%, tender 7/1/08 (FSA Insured) (b)		2,650	2,751

See accompanying notes which are an integral part of the financial statements.

Annual Report

30

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Texas continued
Northside Independent School District Series B, 2.45%,
tender 8/1/06 (Liquidity Facility Dexia Cr. Local de
France) (b)	$7,100	$7,066
Port Houston Auth. Harris County 6% 10/1/06
(FGIC Insured) (c)	2,000	2,037
Red River Ed. Fin. Corp. Ed. Rev. (Texas Christian Univ.
Proj.) 5% 3/15/12 (MBIA Insured)	2,625	2,817
Rockwall Independent School District:
5% 2/15/08	3,825	3,952
5% 2/15/09	4,690	4,911
San Angelo Wtrks & Swr. Sys. Impt. and Rfdg. Rev. 5%
4/1/10 (FSA Insured)	1,630	1,729
San Antonio Elec. & Gas Systems Rev.:
Series 2000 A, 5.75% 2/1/15 (Pre-Refunded to
2/1/10 @ 100) (d)	5,000	5,425
3.55%, tender 12/1/07 (b)	6,700	6,702
5.25% 2/1/08	1,000	1,038
San Antonio Independent School District 7% 8/15/08	5,000	5,442
San Antonio Muni. Drainage Util. Sys. Rev. 5.25%
2/1/12 (MBIA Insured)	1,545	1,681
San Antonio Wtr. Sys. Rev. 5% 5/15/10 (FGIC Insured)	1,020	1,083
Socorro Independent School District 5% 8/15/09	2,070	2,179
Spring Branch Independent School District Series 2001,
5.375% 2/1/14	2,790	3,012
Spring Independent School District 5% 2/15/08	1,875	1,937
Texas Gen. Oblig.:
(College Student Ln. Prog.) 5% 8/1/11 (c)	3,000	3,103
Series 1992 A, 8% 10/1/07	10,000	10,785
Series A, 6% 10/1/08 (MBIA Insured)	10,750	11,495
Series C, 0% 4/1/08 (Escrowed to Maturity) (d)	3,100	2,866
Texas Pub. Fin. Auth. Rev. (Bldg. and Procurement
Commission Projs.) Series A, 5% 2/1/10
(AMBAC Insured)	1,055	1,117
Texas State Univ. Sys. Fing. Rev. 5% 3/15/13
(FSA Insured)	2,000	2,163
Texas Tech Univ. Revs. Ninth Series, 5% 2/15/11
(AMBAC Insured)	1,250	1,335
Travis County Gen. Oblig. 5.25% 3/1/12	4,125	4,481
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother
Frances Hosp. Reg’l. Health Care Ctr. Proj.):
4.5% 7/1/06	1,220	1,224
5% 7/1/07	1,000	1,015
See accompanying notes which are an integral part of the financial statements.

31 Annual Report

Investments continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Texas continued
Univ. of Texas Univ. Revs.:
(Fing. Sys. Proj.) Series A, 5.5% 8/15/09	$1,115	$1,192
Series B:
5% 8/15/09	13,555	14,262
5.25% 8/15/11	5,025	5,435
Webb County Gen. Oblig. 5% 2/15/08 (FGIC Insured) .	1,170	1,210
Wichita Falls Independent School District 0% 2/1/10	2,325	1,995
		251,387

Utah 0.6%
Salt Lake County Wtr. Conservancy District Rev. Series A:
0% 10/1/11 (AMBAC Insured)	3,800	3,024
0% 10/1/12 (AMBAC Insured)	3,800	2,891
0% 10/1/13 (AMBAC Insured)	3,760	2,730
Utah Bldg. Ownership Auth. Lease Rev. (State Facilities
Master Lease Prog.) Series A, 5% 5/15/11	1,700	1,821
		10,466

Virginia – 0.1%
Amelia County Indl. Dev. Auth. Solid Waste Disp. Rev.
(Waste Mgmt., Inc. Proj.) 4.05%, tender 4/1/08 (b)(c)	1,000	1,000
Washington 4.8%
Chelan County Pub. Util. District #1 Rev. Series B, 5%
7/1/11 (FGIC Insured)	1,190	1,273
Clark County Pub. Util. District #1 Elec. Rev.:
Series B:
5% 1/1/06 (FSA Insured)	1,375	1,375
5.25% 1/1/08 (FSA Insured)	1,515	1,569
5.25% 1/1/09 (FSA Insured)	1,595	1,681
5% 1/1/11 (MBIA Insured)	1,680	1,791
5.25% 1/1/11 (FSA Insured)	1,935	2,085
King & Snohomish Counties School District #417
Northshore:
5.5% 12/1/14 (Pre-Refunded to 6/1/12 @ 100) (d) .	6,300	6,979
5.75% 12/1/15 (Pre-Refunded to 6/1/12 @ 100) (d)	2,500	2,805
King County School District #409, Tahoma 5% 6/1/11
(FSA Insured)	1,740	1,864
King County Swr. Rev. Series B, 5.25% 1/1/08
(FSA Insured)	3,500	3,628
Pierce County Gen. Oblig. 5.75% 8/1/13
(Pre-Refunded to 8/1/10 @ 100) (d)	1,155	1,265
Pierce County School District #10 Tacoma Series A, 5%
12/1/12 (FSA Insured)	4,175	4,498
See accompanying notes which are an integral part of the financial statements.

Annual Report 32

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Washington – continued
Port of Seattle Rev. Series D, 5.75% 11/1/15
(FGIC Insured) (c)	$3,640	$3,990
Seattle Muni. Lt. & Pwr. Rev. 5.25% 3/1/07
(FSA Insured)	1,690	1,726
Snohomish County Pub. Hosp. District #2 (Stevens Health
Care Proj.) 4.5% 12/1/09 (FGIC Insured)	1,000	1,036
Snohomish County School District #2, Everett:
5% 6/1/09 (FSA Insured)	1,045	1,100
5% 6/1/10 (FSA Insured)	1,000	1,063
Vancouver Wtr. & Swr. Rev. 5.25% 6/1/11
(FSA Insured)	1,000	1,083
Washington Gen. Oblig. Series A:
4% 1/1/08 (MBIA Insured)	33,175	33,592
5% 7/1/11 (FGIC Insured)	1,000	1,070
5.5% 7/1/11	3,500	3,762
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev.
Series A, 5.75% 7/1/08	3,000	3,165
		82,400

Wisconsin – 1.5%
Milwaukee County Gen. Oblig. Series A, 0% 12/1/10
(FGIC Insured)	3,370	2,783
Wisconsin Gen. Oblig. Series 1, 5% 5/1/10
(MBIA Insured) (a)	2,500	2,653
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Hosp. Sisters Svcs., Inc. Proj.) Series 2003 B, 4%,
tender 12/1/06 (FSA Insured) (b)	15,000	15,083
(Wheaton Franciscan Svcs., Inc. Proj.) Series A:
5% 8/15/09	1,000	1,039
5% 8/15/10	1,870	1,946
Wisconsin Trans. Rev. 5% 7/1/07	1,500	1,536
		25,040

TOTAL INVESTMENT PORTFOLIO 99.8%
(Cost $1,716,088)		1,707,108

NET OTHER ASSETS – 0.2%		3,162
NET ASSETS 100%		$1,710,270

See accompanying notes which are an integral part of the financial statements.

33 Annual Report

Investments continued

Legend

(a) Security or a portion of the security
purchased on a delayed delivery or
when-issued basis.

(b) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(c) Private activity obligations whose
interest is subject to the federal
alternative minimum tax for individuals.

(d) Security collateralized by an amount
sufficient to pay interest and principal.

(e) Restricted securities – Investment in
securities not registered under the
Securities Act of 1933 (excluding 144A
issues). At the end of the period, the
value of restricted securities (excluding
144A issues) amounted to $9,063,000
or 0.5% of net assets.

Additional information on each holding is as follows:

	Acquisition	Acquisition
Security	Date	Cost (000s)
Univ. of California
Revs. (UCLA Med.
Ctr. Proj.) 4.55%
12/1/09	3/6/02	$8,955

Affiliated Central Funds

Information regarding income received by the fund from the affiliated Central funds during the period is as follows:

Fund	Income received
(Amounts in Thousands)
Fidelity Municipal Cash Central Fund	$238

Other Information

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:

General Obligations	49.1%
Electric Utilities	13.8%
Escrowed/Pre Refunded	8.2%
Transportation	6.7%
Health Care	6.5%
Education	5.3%
Others* (individually less than 5%)	10.4%
100.0%
*Includes net other assets

Income Tax Information

At December 31, 2005, the fund had a capital loss carryforward of approximately $699,000 all of which will expire on December 31, 2013.

See accompanying notes which are an integral part of the financial statements.

Annual Report 34

Financial Statements

Statement of Assets and Liabilities
Amounts in thousands (except per share amounts)		December 31, 2005

Assets
Investment in securities, at value
See accompanying schedule:
Unaffiliated issuers (cost $1,716,088)		$1,707,108
Cash		6,150
Receivable for fund shares sold		2,394
Interest receivable		22,071
Prepaid expenses		9
Other receivables		56
Total assets		1,737,788

Liabilities
Payable for investments purchased
Regular delivery	$5
Delayed delivery	19,326
Payable for fund shares redeemed	6,201
Distributions payable	1,209
Accrued management fee	543
Distribution fees payable	16
Other affiliated payables	153
Other payables and accrued expenses	65
Total liabilities		27,518

Net Assets		$1,710,270
Net Assets consist of:
Paid in capital		$1,721,093
Distributions in excess of net investment income		(3)
Accumulated undistributed net realized gain (loss) on
investments		(1,840)
Net unrealized appreciation (depreciation) on
investments		(8,980)
Net Assets		$1,710,270

See accompanying notes which are an integral part of the financial statements.

35 Annual Report

Financial Statements continued

Statement of Assets and Liabilities continued
Amounts in thousands (except per share amounts)	December 31, 2005

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share
($14,402 ÷ 1,409.90 shares)	$10.21

Maximum offering price per share (100/96.25 of $10.21)	$10.61
Class T:
Net Asset Value and redemption price per share
($14,877 ÷ 1,458.63 shares)	$10.20

Maximum offering price per share (100/97.25 of $10.20)	$10.49
Class B:
Net Asset Value and offering price per share
($3,443 ÷ 337.18 shares)A	$10.21

Class C:
Net Asset Value and offering price per share
($10,240 ÷ 1,003.84 shares)A	$10.20

Short Intermediate Municipal Income:
Net Asset Value, offering price and redemption price per
share ($1,664,683 ÷ 163,188.52 shares)	$10.20

Institutional Class:
Net Asset Value, offering price and redemption price per
share ($2,625 ÷ 257.23 shares)	$10.20

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report 36

Statement of Operations
Amounts in thousands	Year ended December 31, 2005

Investment Income
Interest		$59,148
Income from affiliated Central Funds		238
Total income		59,386

Expenses
Management fee	$6,951
Transfer agent fees	1,501
Distribution fees	210
Accounting fees and expenses	362
Independent trustees’ compensation	8
Custodian fees and expenses	29
Registration fees	114
Audit	55
Legal	13
Miscellaneous	39
Total expenses before reductions	9,282
Expense reductions	(1,241)	8,041

Net investment income		51,345
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(1,840)
Change in net unrealized appreciation (depreciation) on
investment securities		(29,976)
Net gain (loss)		(31,816)
Net increase (decrease) in net assets resulting from
operations		$19,529

See accompanying notes which are an integral part of the financial statements.

37 Annual Report

Financial Statements continued

Statement of Changes in Net Assets
		Year ended	Year ended
		December 31,	December 31,
Amounts in thousands		2005	2004
Increase (Decrease) in Net Assets
Operations
Net investment income		$51,345	$47,437
Net realized gain (loss)		(1,840)	4,712
Change in net unrealized appreciation (depreciation) .		(29,976)	(22,609)
Net increase (decrease) in net assets resulting
from operations		19,529	29,540
Distributions to shareholders from net investment income	.	(51,341)	(47,598)
Distributions to shareholders from net realized gain		(549)	(3,486)
Total distributions		(51,890)	(51,084)
Share transactions - net increase (decrease)		(147,427)	37,160
Redemption fees		25	65
Total increase (decrease) in net assets		(179,763)	15,681

Net Assets
Beginning of period		1,890,033	1,874,352
End of period (including distributions in excess of net
investment income of $3 and undistributed net
investment income of $190, respectively)		$1,710,270	$1,890,033

See accompanying notes which are an integral part of the financial statements.

Annual Report

38

Financial Highlights Class A

Years ended December 31,	2005	2004	2003F
Selected Per Share Data
Net asset value, beginning of period	$ 10.39	$ 10.50	$ 10.49
Income from Investment Operations
Net investment incomeE	268	.250	.115
Net realized and unrealized gain (loss)	(.177)	(.090)	.071
Total from investment operations	091	.160	.186
Distributions from net investment income	(.268)	(.251)	(.111)
Distributions from net realized gain	(.003)	(.019)	(.065)
Total distributions	(.271)	(.270)	(.176)
Redemption fees added to paid in capitalE,H	—	—	—
Net asset value, end of period	$ 10.21	$ 10.39	$ 10.50
Total ReturnB,C,D	89%	1.55%	1.78%
Ratios to Average Net AssetsG
Expenses before reductions	65%	.65%	.65%A
Expenses net of fee waivers, if any	65%	.65%	.65%A
Expenses net of all reductions	58%	.64%	.64%A
Net investment income	2.61%	2.41%	2.52%A
Supplemental Data
Net assets, end of period (in millions)	$ 14	$ 12	$ 9
Portfolio turnover rate	27%	45%	34%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F For the period July 23, 2003 (commencement of sale of shares) to December 31, 2003.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

39 Annual Report

Financial Highlights Class T

Years ended December 31,	2005	2004	2003F
Selected Per Share Data
Net asset value, beginning of period	$ 10.37	$ 10.48	$ 10.49
Income from Investment Operations
Net investment incomeE	257	.238	.110
Net realized and unrealized gain (loss)	(.167)	(.089)	.050
Total from investment operations	090	.149	.160
Distributions from net investment income	(.257)	(.240)	(.105)
Distributions from net realized gain	(.003)	(.019)	(.065)
Total distributions	(.260)	(.259)	(.170)
Redemption fees added to paid in capitalE,H	—	—	—
Net asset value, end of period	$ 10.20	$ 10.37	$ 10.48
Total ReturnB,C,D	88%	1.44%	1.54%
Ratios to Average Net AssetsG
Expenses before reductions	76%	.76%	.77%A
Expenses net of fee waivers, if any	76%	.76%	.77%A
Expenses net of all reductions	69%	.75%	.76%A
Net investment income	2.50%	2.30%	2.41%A
Supplemental Data
Net assets, end of period (in millions)	$ 15	$ 20	$ 12
Portfolio turnover rate	27%	45%	34%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F For the period July 23, 2003 (commencement of sale of shares) to December 31, 2003.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

40

Financial Highlights Class B

Years ended December 31,	2005	2004	2003F
Selected Per Share Data
Net asset value, beginning of period	$ 10.39	$ 10.49	$ 10.49
Income from Investment Operations
Net investment incomeE	190	.172	.081
Net realized and unrealized gain (loss)	(.177)	(.080)	.059
Total from investment operations	013	.092	.140
Distributions from net investment income	(.190)	(.173)	(.075)
Distributions from net realized gain	(.003)	(.019)	(.065)
Total distributions	(.193)	(.192)	(.140)
Redemption fees added to paid in capitalE,H	—	—	—
Net asset value, end of period	$ 10.21	$ 10.39	$ 10.49
Total ReturnB,C,D	13%	.89%	1.34%
Ratios to Average Net AssetsG
Expenses before reductions	1.41%	1.40%	1.40%A
Expenses net of fee waivers, if any	1.41%	1.40%	1.40%A
Expenses net of all reductions	1.34%	1.39%	1.39%A
Net investment income	1.85%	1.65%	1.78%A
Supplemental Data
Net assets, end of period (in millions)	$ 3	$ 4	$ 2
Portfolio turnover rate	27%	45%	34%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F For the period July 23, 2003 (commencement of sale of shares) to December 31, 2003.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

41 Annual Report

Financial Highlights Class C

Years ended December 31,	2005	2004	2003F
Selected Per Share Data
Net asset value, beginning of period	$ 10.38	$ 10.48	$ 10.49
Income from Investment Operations
Net investment incomeE	178	.159	.077
Net realized and unrealized gain (loss)	(.176)	(.080)	.048
Total from investment operations	002	.079	.125
Distributions from net investment income	(.179)	(.160)	(.070)
Distributions from net realized gain	(.003)	(.019)	(.065)
Total distributions	(.182)	(.179)	(.135)
Redemption fees added to paid in capitalE,H	—	—	—
Net asset value, end of period	$ 10.20	$ 10.38	$ 10.48
Total ReturnB,C,D	02%	.77%	1.20%
Ratios to Average Net AssetsG
Expenses before reductions	1.52%	1.52%	1.50%A
Expenses net of fee waivers, if any	1.52%	1.52%	1.50%A
Expenses net of all reductions	1.45%	1.51%	1.49%A
Net investment income	1.74%	1.53%	1.67%A
Supplemental Data
Net assets, end of period (in millions)	$ 10	$ 11	$ 8
Portfolio turnover rate	27%	45%	34%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F For the period July 23, 2003 (commencement of sale of shares) to December 31, 2003.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

42

Financial Highlights Short Intermediate Municipal Income

Years ended December 31,	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period	$ 10.38	$ 10.48	$ 10.52	$ 10.27	$ 10.12
Income from Investment
Operations
Net investment incomeB	284	.268	.283	.336	.396D
Net realized and unrealized
gain (loss)	(.177)	(.080)	.030	.317	.173D
Total from investment operations	107	.188	.313	.653	.569
Distributions from net investment
income	(.284)	(.269)	(.283)	(.339)	(.396)
Distributions from net realized
gain	(.003)	(.019)	(.070)	(.064)	(.023)
Total distributions	(.287)	(.288)	(.353)	(.403)	(.419)
Redemption fees added to paid
in capitalB,E	—	—	—	—	—
Net asset value, end of period	$ 10.20	$ 10.38	$ 10.48	$ 10.52	$ 10.27
Total ReturnA	1.06%	1.82%	3.01%	6.47%	5.70%
Ratios to Average Net AssetsC
Expenses before reductions	49%	.49%	.49%	.49%	.49%
Expenses net of fee waivers,
if any	49%	.48%	.49%	.49%	.49%
Expenses net of all reductions	42%	.47%	.47%	.45%	.41%
Net investment income	2.77%	2.57%	2.69%	3.23%	3.85%D
Supplemental Data
Net assets, end of period
(in millions)	$ 1,665	$ 1,841	$ 1,843	$ 1,683	$ 1,183
Portfolio turnover rate	27%	45%	34%	38%	43%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Calculated based on average shares outstanding during the period.
C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Ex penses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrange ments. Expenses net of all reductions represent the net expenses paid by the class.
D Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.
E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

43 Annual Report

Financial Highlights Institutional Class

Years ended December 31,	2005	2004	2003E
Selected Per Share Data
Net asset value, beginning of period	$ 10.38	$ 10.49	$ 10.49
Income from Investment Operations
Net investment incomeD	283	.265	.125
Net realized and unrealized gain (loss)	(.176)	(.088)	.059
Total from investment operations	107	.177	.184
Distributions from net investment income	(.284)	(.268)	(.119)
Distributions from net realized gain	(.003)	(.019)	(.065)
Total distributions	(.287)	(.287)	(.184)
Redemption fees added to paid in capitalD,G	—	—	—
Net asset value, end of period	$ 10.20	$ 10.38	$ 10.49
Total ReturnB,C	1.05%	1.71%	1.77%
Ratios to Average Net AssetsF
Expenses before reductions	49%	.49%	.48%A
Expenses net of fee waivers, if any	49%	.49%	.48%A
Expenses net of all reductions	42%	.48%	.47%A
Net investment income	2.77%	2.57%	2.69%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,625	$ 1,253	$ 414
Portfolio turnover rate	27%	45%	34%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E For the period July 23, 2003 (commencement of sale of shares) to December 31, 2003.
F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

44

Notes to Financial Statements

For the period ended December 31, 2005 (Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Short Intermediate Municipal Income Fund (the fund) is a fund of Fidelity Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. On July 21, 2005, the Board of Trustees approved a change in the name of Spartan Short Intermediate Municipal Income Fund to Fidelity Short Intermediate Municipal Income Fund effective August 15, 2005. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Short Intermediate Municipal Income and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain ex pense reductions also differ by class.

The fund may invest in affiliated money market central funds (Money Market Central Funds), which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require manage ment to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accor dance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

45 Annual Report

Notes to Financial Statements continued
(Amounts in thousands except ratios)
1. Significant Accounting Policies continued
Security Valuation continued

Investments in open end mutual funds are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approxi mates value.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distribu tions from realized gains, if any, are recorded on the ex dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to market discount, deferred trustees compensa tion, capital loss carryforwards and losses deferred due to excise tax regulations.

The fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Annual Report

46

1. Significant Accounting Policies continued
Income Tax Information and Distributions to Shareholders continued

The tax basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$6,805
Unrealized depreciation	(15,785)
Net unrealized appreciation (depreciation)	(8,980)
Capital loss carryforward	(699)

Cost for federal income tax purposes	$1,716,088

The tax character of distributions paid was as follows:

	December 31, 2005	December 31, 2004
Tax exempt Income	$51,341	$47,598
Long term Capital Gains	549	3,486
Total	$51,890	$51,084

Short Term Trading (Redemption) Fees. Shares held in the fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Delayed Delivery Transactions and When Issued Securities. The fund may purchase or sell securities on a delayed delivery or when issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when issued basis are identified as such in the fund’s Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.

47 Annual Report

Notes to Financial Statements continued
(Amounts in thousands except ratios)

2. Operating Policies continued

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transac tions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund’s Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, aggregated $492,046 and $656,962, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment manage ment related services for which the fund pays a monthly management fee. The manage ment fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the fund’s average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual man agement fee rate was ..37% of the fund’s average net assets.

Distribution and Service Plan. In accordance with Rule 12b 1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribu tion and Service Fees, each of which is based on an annual percentage of each class’ average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution	Service	Paid to	Retained
	Fee	Fee	FDC	by FDC
Class A	0%	.15%	$18	$—
Class T	0%	.25%	47	1
Class B	65%	.25%	33	24
Class C	75%	.25%	112	40
			$210	$65

Sales Load. FDC receives a front end sales charge of up to 3.75% for selling Class A shares, and 2.75% for selling Class T shares, some of which is paid to financial intermedi aries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges

Annual Report

48

4. Fees and Other Transactions with Affiliates continued
Sales Load - continued

depend on the holding period. The deferred sales charges range from 3% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained
by FDC
Class A	$7
Class T	10
Class B*	7
Class C*	5
$29

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the fund’s Class A, Class T, Class B, Class C, Short Intermediate Municipal Income and Institutional Class shares. Citibank has entered into a sub arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the fund, except for Short Intermediate Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. Citibank has also entered into a sub arrange ment with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, with respect to Short Intermediate Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC and FSC receive account fees and asset based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

			% of
			Average
		Amount	Net Assets
Class A			$11.09
Class T			19.10
Class B			4.10
Class C			12.11
Short Intermediate Municipal Income			1,454.08
Institutional Class			1.08
		$1,501

	49		Annual Report

Notes to Financial Statements continued
(Amounts in thousands except ratios)
4. Fees and Other Transactions with Affiliates continued
Transfer Agent and Accounting Fees continued

Citibank also has a sub arrangement with FSC to maintain the fund’s accounting records. The fee is based on the level of average net assets for the month.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Money Market Central Funds do not pay a management fee.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund share holder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with the fund’s custodian and each class’ transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s custody and accounting expenses by $29 and $332, respectively. During the period, credits reduced each class’ transfer agent expense as noted in the table below.

Transfer Agent
expense reduction
Class A	$6
Class T	9
Class B	1
Class C	5
Short Intermediate Municipal Income	858
Institutional Class	1
$880

7. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Annual Report

50

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

			Years ended December 31,
			2005	2004
From net investment income
Class A			$313	$303
Class T			465	403
Class B			68	58
Class C			195	160
Short Intermediate Municipal Income			50,256	46,653
Institutional Class			44	21
Total			$51,341	$47,598
From net realized gain
Class A			$4	$23
Class T			6	36
Class B			1	7
Class C			3	20
Short Intermediate Municipal Income			534	3,398
Institutional Class			1	2
Total			$549	$3,486

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Years ended December 31,		Years ended December 31,
	2005	2004	2005	2004
Class A
Shares sold	684	1,095	$6,996	$11,465
Reinvestment of distributions	23	24	238	253
Shares redeemed	(498)	(785)	(5,104)	(8,128)
Net increase (decrease)	209	334	$2,130	$3,590
Class T
Shares sold	517	1,569	$5,299	$16,393
Reinvestment of distributions	34	30	351	309
Shares redeemed	(1,028)	(818)	(10,531)	(8,551)
Net increase (decrease)	(477)	781	$(4,881)	$8,151
Class B
Shares sold	65	214	$661	$2,231
Reinvestment of distributions	4	4	44	42
Shares redeemed	(100)	(84)	(1,025)	(870)
Net increase (decrease)	(31)	134	$(320)	$1,403

	51			Annual Report

Notes to Financial Statements continued
(Amounts in thousands except ratios)

9. Share Transactions - continued

	Shares		Dollars
	Years ended December 31,		Years ended December 31,
	2005	2004	2005	2004
Class C
Shares sold	438	658	$4,492	$6,848
Reinvestment of distributions	11	10	116	103
Shares redeemed	(541)	(295)	(5,552)	(3,054)
Net increase (decrease)	(92)	373	$(944)	$3,897
Short Intermediate Municipal
Income
Shares sold	46,854	75,115	$481,284	$784,282
Reinvestment of distributions	3,476	3,669	35,648	38,189
Shares redeemed	(64,556)	(77,123)	(661,741)	(803,196)
Net increase (decrease)	(14,226)	1,661	$(144,809)	$19,275
Institutional Class
Shares sold	194	110	$1,994	$1,153
Reinvestment of distributions	2	1	18	8
Shares redeemed	(60)	(30)	(615)	(317)
Net increase (decrease)	136	81	$1,397	$844

Annual Report

52

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Municipal Trust and the Shareholders of Fidelity Short Intermediate Municipal Income Fund (formerly Spartan Short Intermediate Municipal Income Fund):

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Short Intermediate Municipal Income Fund (formerly Spartan Short Intermediate Municipal Income Fund) (a fund of Fidelity Municipal Trust) at December 31, 2005 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Short Intermediate Municipal Income Fund’s management; our responsi bility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial state ments, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspon dence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP PricewaterhouseCoopers LLP Boston, Massachusetts February 14, 2006

53 Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund’s activities, review contractual arrangements with companies that provide services to the fund, and review the fund’s performance. Except for William O. McCoy and Albert R. Gamper, Jr., each of the Trustees oversees 326 funds advised by FMR or an affiliate. Mr. McCoy oversees 328 funds advised by FMR or an affiliate. Mr. Gamper oversees 235 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instru ment signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Edward C. Johnson 3d (75)

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc.

Annual Report

54

Name, Age; Principal Occupation Stephen P. Jonas (52)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of the fund (2005 present). He also serves as Senior Vice President of other Fidelity funds (2005 present). Mr. Jonas is Executive Director of FMR (2005 present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004 2005), Chief Administrative Officer (2002 2004), and Chief Financial Officer of FMR Co. (1998 2000). Mr. Jonas has been with Fidelity Investments since 1987 and has held various financial and management positions including Chief Financial Officer of FMR. In addition, he serves on the Boards of Boston Ballet (2003 present) and Simmons College (2003 present).

Robert L. Reynolds (53)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003 present) and Chief Operating Officer (2002 present) of FMR Corp. He also serves on the Board at Fidelity Investments Canada, Ltd. (2000 present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996 2000).

* Trustees have been determined to be “Interested Trustees” by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

55 Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205 5235.

Name, Age; Principal Occupation Dennis J. Dirks (57)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999 2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999 2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999 2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001 2003) and Chief Executive Officer and Board member of the Mortgage Backed Securities Clearing Corporation (2001 2003). Mr. Dirks also serves as a Trustee of Manhattan College (2005 present).

Albert R. Gamper, Jr. (63)

Year of Election or Appointment: 2006

Mr. Gamper also serves as a Trustee (2006 present) or Member of the Advisory Board (2005 present) of other investment companies advised by FMR. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987 1989; 1999 2001; 2002 2004), Chief Executive Officer (1987 2004), and President (1989 2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001 present), Chairman of the Board of Governors, Rutgers University (2004 present), and Chairman of the Board of Saint Barnabas Health Care System.

Annual Report

56

Name, Age; Principal Occupation Robert M. Gates (62)

Year of Election or Appointment: 1997

Dr. Gates is Chairman of the Independent Trustees (2006 present). Dr. Gates is President of Texas A&M University (2002 present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001 present), and Brinker International (restaurant management, 2003 present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999 2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (69)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (commu nication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineer ing and information technology support for the government), and HRL Laboratories (private research and development, 2004 present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000 present). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992 2002), Compaq (1994 2002), Automatic Data Processing, Inc. (ADP) (technology based business outsourcing, 1995 2002), INET Technologies Inc. (telecommu nications network surveillance, 2001 2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid display.

57 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Marie L. Knowles (59)

Year of Election or Appointment: 2001

Prior to Ms. Knowles’ retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996 2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare ser vice, 2002 present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (61)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corpora tion (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004 present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005 present), as well as a member of the Council on Foreign Relations.

William O. McCoy (72)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chair man of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Frank lin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999 2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16 school system).

Annual Report

58

Name, Age; Principal Occupation Cornelia M. Small (61)

Year of Election or Appointment: 2005

Ms. Small is a member (2000 present) and Chairperson (2002 present) of the Investment Committee, and a member (2002 present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999 2000), Director of Global Equity Investments (1996 1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990 1997) and Scudder Kemper Investments (1997 1998). In addition, Ms. Small served as Co Chair (2000 2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (66)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board (2000 present) and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993 2000; 2002 2003), CEO (1995 2000; 2002 2004), and Chair man of the Executive Committee (2000 2004). Currently, he is a Direc tor of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002 present), and Metalmark Capital (private equity investment firm, 2005 present). He also serves as a member of the Board of Trustees of the American Enter prise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (66)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993 2001). He cur rently serves as a member of the boards of Adelphia Communications Corporation (2003 present), Bausch & Lomb, Inc., and Revlon Inc. (2004 present).

59 Annual Report

Trustees and Officers - continued

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Municipal Trust. Vice Chair man and a Director of FMR, and Vice Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990 2003). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Walter C. Donovan (43)

Year of Election or Appointment: 2005

Vice President of the fund. Mr. Donovan also serves as Vice President of Fidelity’s High Income Funds (2005 present), Fidelity’s Fixed Income Funds (2005 present), certain Asset Allocation Funds (2005 present), and certain Balanced Funds (2005 present). Mr. Donovan also serves as Executive Vice President of FMR (2005 present) and FMRC (2005 present). Previously, Mr. Donovan served as Vice President and Director of Fidelity’s International Equity Trading group (1998 2005).

David L. Murphy (57)

Year of Election or Appointment: 2005

Vice President of the fund. Mr. Murphy also serves as Vice President of Fidelity’s Money Market Funds (2002 present), certain Asset Allocation Funds (2003 present), Fidelity’s Investment Grade Bond Funds (2005 present), and Fidelity’s Balanced Funds (2005 present). He serves as Senior Vice President (2000 present) and Head (2004 present) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of FIMM (2003 present) and a Vice President of FMR (2000 present). Previously, Mr. Murphy served as Money Market Group Leader (2002 2004), Bond Group Leader (2000 2002), and Vice President of Fidelity’s Taxable Bond Funds (2000 2002) and Fidelity’s Municipal Bond Funds (2001 2002). Mr. Murphy joined Fidelity Invest ments in 1989 as a portfolio manager in the Bond Group.

Annual Report

60

Name, Age; Principal Occupation Thomas J. Silvia (44)

Year of Election or Appointment: 2005

Vice President of the fund. Mr. Silvia also serves as Vice President of Fidelity’s Bond Funds (2005 present), certain Balanced Funds (2005 present), certain Asset Allocation Funds (2005 present), and Senior Vice President and Bond Group Leader of the Fidelity Investments Fixed Income Division (2005 present). Previously, Mr. Silvia served as Director of Fidelity’s Taxable Bond portfolio managers (2002 2004) and a portfolio manager in the Bond Group (1997 2004).

Mark Sommer (45)

Year of Election or Appointment: 2004

Vice President of the fund. Mr. Sommer also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibi lities, Mr. Sommer worked as an analyst and manager.

Eric D. Roiter (57)

Year of Election or Appointment: 1998

Secretary of the fund. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001 present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001 present), Fidelity Management & Research (Far East) Inc. (2001 present), and Fidelity Investments Money Manage ment, Inc. (2001 present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003 present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corpora tion (FDC) (1998 2005).

Stuart Fross (46)

Year of Election or Appointment: 2003

Assistant Secretary of the fund. Mr. Fross also serves as Assistant Secre tary of other Fidelity funds (2003 present), Vice President and Secretary of FDC (2005 present), and is an employee of FMR.

Christine Reynolds (47)

Year of Election or Appointment: 2004

President, Treasurer, and Anti Money Laundering (AML) officer of the fund. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980 2002), where she was most recently an audit partner with PwC’s investment management practice.

61 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Paul M. Murphy (58)

Year of Election or Appointment: 2005

Chief Financial Officer of the fund. Mr. Murphy also serves as Chief Financial Officer of other Fidelity funds (2005 present). He also serves as Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS).

Kenneth A. Rathgeber (58)

Year of Election or Appointment: 2004

Chief Compliance Officer of the fund. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998 2002).

John R. Hebble (47)

Year of Election or Appointment: 2003

Deputy Treasurer of the fund. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before join ing Fidelity Investments, Mr. Hebble worked at Deutsche Asset Manage ment where he served as Director of Fund Accounting (2002 2003) and Assistant Treasurer of the Scudder Funds (1998 2003).

Bryan A. Mehrmann (44)

Year of Election or Appointment: 2005

Deputy Treasurer of the fund. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998 2004).

Kimberley H. Monasterio (42)

Year of Election or Appointment: 2004

Deputy Treasurer of the fund. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000 2004) and Chief Financial Officer (2002 2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Temple ton Services, LLC (2000 2004).

Annual Report

62

Name, Age; Principal Occupation Kenneth B. Robins (36)

Year of Election or Appointment: 2005

Deputy Treasurer of the fund. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2004 present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG’s department of profes sional practice (2002 2004) and a Senior Manager (1999 2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000 2002).

Robert G. Byrnes (39)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Byrnes also serves as Assistant Trea surer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003 2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice Presi dent of the Investment Operations Group (2000 2003).

John H. Costello (59)

Year of Election or Appointment: 1986

Assistant Treasurer of the fund. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Peter L. Lydecker (51)

Year of Election or Appointment: 2004

Assistant Treasurer of the fund. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Mark Osterheld (50)

Year of Election or Appointment: 2002

Assistant Treasurer of the fund. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Gary W. Ryan (47)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Ryan also serves as Assistant Trea surer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999 2005).

63 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Salvatore Schiavone (40)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003 2005) of the Scudder Funds and Vice Pres ident and Head of Fund Reporting (1996 2003).

Annual Report

64

Distributions

During fiscal year ended 2005, 100% of the fund’s income dividends was free from federal income tax, and 9.66% of the fund’s income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2006 of amounts for use in preparing 2005 income tax returns.

65 Annual Report

Proxy Voting Results

A special meeting of the fund’s shareholders was held on January 18, 2006. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of	% of
	Votes	Votes

Dennis J. Dirks
Affirmative	4,012,578,790.76	95.238
Withheld	200,653,306.55	4.762
TOTAL	4,213,232,097.31	100.000
Albert R. Gamper, Jr.
Affirmative	4,015,643,707.84	95.310
Withheld	197,588,389.47	4.690
TOTAL	4,213,232,097.31	100.000
Robert M. Gates
Affirmative	4,004,345,809.00	95.042
Withheld	208,886,288.31	4.958
TOTAL	4,213,232,097.31	100.000
George H. Heilmeier
Affirmative	4,008,127,523.93	95.132
Withheld	205,104,573.38	4.868
TOTAL	4,213,232,097.31	100.000
Abigail P. Johnson
Affirmative	3,993,175,527.66	94.777
Withheld	220,056,569.65	5.223
TOTAL	4,213,232,097.31	100.000
Edward C. Johnson 3d
Affirmative	3,987,333,615.26	94.638
Withheld	225,898,482.05	5.362
TOTAL	4,213,232,097.31	100.000
Stephen P. Jonas
Affirmative	4,010,007,680.52	95.177
Withheld	203,224,416.79	4.823
TOTAL	4,213,232,097.31	100.000

	# of	% of
	Votes	Votes

Marie L. Knowles
Affirmative	4,010,231,303.96	95.182
Withheld	203,000,793.35	4.818
TOTAL	4,213,232,097.31	100.000

Ned C. Lautenbach
Affirmative	4,009,136,177.44	95.156
Withheld	204,095,919.87	4.844
TOTAL	4,213,232,097.31	100.000

William O. McCoy
Affirmative	4,001,996,735.35	94.986
Withheld	211,235,361.96	5.014
TOTAL	4,213,232,097.31	100.000

Robert L. Reynolds
Affirmative	4,010,560,206.65	95.190
Withheld	202,671,890.66	4.810
TOTAL	4,213,232,097.31	100.000

Cornelia M. Small
Affirmative	4,011,161,760.21	95.204
Withheld	202,070,337.10	4.796
TOTAL	4,213,232,097.31	100.000

William S. Stavropoulos
Affirmative	4,001,217,912.57	94.968
Withheld	212,014,184.74	5.032
TOTAL	4,213,232,097.31	100.000

Kenneth L. Wolfe
Affirmative	4,011,439,868.05	95.211
Withheld	201,792,229.26	4.789
TOTAL	4,213,232,097.31	100.000

A Denotes trust-wide proposals and voting results.

Annual Report 66

67 Annual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Advisers
Fidelity Investments Money
Management, Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors
(U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agents
Citibank, N.A.
New York, NY
Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA
Custodian
Citibank, N.A.
New York, NY

ASTM-UANN-0206 1.796655.102

Fidelity Advisor Short-Intermediate Municipal Income Fund - Institutional Class

Annual Report December 31, 2005

Institutional Class is a class of Fidelity® Short Intermediate Municipal Income Fund

Contents

Chairman’s Message	4	Ned Johnson’s message to shareholders.
Performance	5	How the fund has done over time.
Management’s Discussion	7	The manager’s review of fund
		performance, strategy and outlook.
Shareholder Expense	8	An example of shareholder expenses.
Example
Investment Changes	10	A summary of major shifts in the fund’s
		investments over the past six months.
Investments	11	A complete list of the fund’s investments
		with their market values.
Financial Statements	35	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	45	Notes to the financial statements.
Report of Independent	53
Registered Public
Accounting Firm
Trustees and Officers	54
Distributions	65
Proxy Voting Results	66

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended
June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commis sion’s (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies, Inc.
and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR
Corp. or an affiliated company.

Annual Report

2

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference
Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference
Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio hold ings, view the most recent quarterly holdings report, semiannual report, or annual report on
Fidelity’s web site at http://www.advisor.fidelity.com.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

3 Annual Report

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind every one where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission’s forward pricing rules or were involved in so called “market timing” activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that some one could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner and in every other. But I underscore again that Fidelity has no so called “agreements” that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee which is returned to the fund and, therefore, to investors to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors’ holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report 4

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class’ dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of perfor mance each year. The $10,000 table and the fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns
Periods ended December 31, 2005	Past 1	Past 5	Past 10
	year	years	years
Institutional ClassA	1.05%	3.58%	3.97%

A The initial offering of Institutional Class shares took place on July 23, 2003. Returns prior to July 23, 2003 are those of Short Intermediate Municipal Income Fund, the original retail class of the fund.

5 Annual Report

$10,000 Over 10 Years

Let’s say hypothetically that $10,000 was invested in Fidelity Advisor Short Intermediate Municipal Income Institutional Class on December 31, 1995. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® Municipal Bond Index performed over the same period.

See Annual Report notes which are an integral part6of the financial statements.

Management’s Discussion of Fund Performance

Comments from Mark Sommer, Portfolio Manager of Fidelity Advisor Short Intermediate Municipal Income Fund

For the third consecutive year, the municipal bond market outperformed taxable bonds. The Lehman Brothers® Municipal Bond Index rose 3.51% for the year ending December 31, 2005. The taxable bond market, as measured by the Lehman Brothers Aggregate Bond Index, advanced 2.43% . Muni bonds were attractively valued relative to Treasuries, particu larly as tax free bond yields drew closer to those of high quality government bonds. Conse quently, the tax advantage of munis was compelling to such atypical investors in the asset class as hedge funds, corporations and taxable bond investors. The strong demand helped offset heavy issuance, particularly at the longer term end of the spectrum. The Federal Reserve Board raised short term interest rates eight times during the year, but long term rates remained persistently low, making the cost of borrowing more affordable for muni issuers. Still, absolute returns finished well below their historical averages. In addition to the rate hikes, surging energy prices pushed inflation higher, a condition further exacer bated by the damage to energy production facilities caused by Hurricane Katrina.

The fund’s Institutional Class shares returned 1.05% during the past year. By comparison, the LipperSM Short Intermediate Municipal Debt Funds Average gained 1.06% and the Lehman Brothers 1 6 Year Municipal Bond Index returned 1.02% . The biggest contributor to the fund’s performance relative to the Lehman Brothers index was my focus throughout much of the period on bonds with maturities in the six to eight year range, which outper formed securities in the two to five year segment that dominates the Lehman Brothers index. Security selection also was a plus, with Fidelity’s municipal bond research team helping me to avoid deteriorating credits. In addition, performance was helped by an overweighting relative to the index in lower quality investment grade munis, because they dramatically outpaced higher quality securities amid strong investor demand. That said, I believe the fund had less exposure to lower quality securities than many of its competitors, which may have cost it some ground. Similarly, performance likely was hurt by my shying away from below investment grade munis and tobacco bonds, both of which were among the market’s best performing segments and where I suspect my competitors had more exposure.

Throughout the period, I kept the fund’s overall interest rate sensitivity in line with the Lehman Brothers index. This strategy had no material impact on the fund’s performance relative to the index.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

7 Annual Report 7

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b 1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2005 to December 31, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

8

			Expenses Paid
			During Period*
	Beginning	Ending	July 1, 2005
	Account Value	Account Value	to December 31,
	July 1, 2005	December 31, 2005	2005
Class A
Actual	$1,000.00	$1,003.60	$3.23
HypotheticalA	$1,000.00	$1,021.98	$3.26
Class T
Actual	$1,000.00	$1,003.10	$3.74
HypotheticalA	$1,000.00	$1,021.48	$3.77
Class B
Actual	$1,000.00	$999.80	$7.01
HypotheticalA	$1,000.00	$1,018.20	$7.07
Class C
Actual	$1,000.00	$999.20	$7.61
HypotheticalA	$1,000.00	$1,017.59	$7.68
Short Intermediate Municipal
Income
Actual	$1,000.00	$1,004.40	$2.43
HypotheticalA	$1,000.00	$1,022.79	$2.45
Institutional Class
Actual	$1,000.00	$1,004.40	$2.48
HypotheticalA	$1,000.00	$1,022.74	$2.50
A 5% return per year before expenses

* Expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period).

Annualized
Expense Ratio
Class A	64%
Class T	74%
Class B	1.39%
Class C	1.51%
Short Intermediate Municipal Income	48%
Institutional Class	49%

9 Annual Report

Investment Changes

Top Five States as of December 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Texas	14.7	14.4
New York	11.8	8.5
Illinois	9.4	9.3
California	7.6	8.1
New Jersey	6.9	4.5
Top Five Sectors as of December 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
General Obligations	49.1	45.1
Electric Utilities	13.8	14.0
Escrowed/Pre Refunded	8.2	8.1
Transportation	6.7	6.6
Health Care	6.5	5.9
Average Years to Maturity as of December 31, 2005
		6 months ago
Years	3.5	3.4

Average years to maturity is based on the average time remaining to the stated maturity date of each bond, weighted by the market value of each bond.

Duration as of December 31, 2005
6 months ago
Years	3.0	2.9

Duration shows how much a bond fund’s price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund’s performance and share price. Accordingly, a bond fund’s actual performance may differ from this example.

We have used ratings from Moody’s® Investors Services, Inc. Where Moody’s ratings are not available, we have used S&P® ratings.

Annual Report 10

Investments December 31, 2005

Showing Percentage of Net Assets
Municipal Bonds 99.8%
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Alabama – 2.3%
Birmingham Baptist Med. Ctrs. Spl. Care Facilities Fing.
Auth. Rev. (Baptist Health Sys., Inc. Proj.) Series A, 5%
11/15/09	$1,100	$1,140
Huntsville Solid Waste Disp. Auth. & Resource Recovery
Rev.:
5.25% 10/1/07 (MBIA Insured) (c)	1,750	1,783
5.25% 10/1/08 (MBIA Insured) (c)	2,900	2,998
5.75% 10/1/09 (MBIA Insured) (c)	4,000	4,243
Jefferson County Ltd. Oblig. School Warrants Series A,
5% 1/1/07	2,210	2,244
Jefferson County Swr. Rev.:
Series 1999 A, 5.75% 2/1/38 (Pre-Refunded to
2/1/09 @ 101) (d)	5,000	5,397
Series A:
5% 2/1/33 (Pre-Refunded to 2/1/09 @ 101) (d)	13,460	14,176
5.5% 2/1/40 (Pre-Refunded to 2/1/11 @ 101) (d)	3,900	4,294
5% 2/1/41 (Pre-Refunded to 8/1/12 @ 100) (d)	2,060	2,215
Mobile County Gen. Oblig. 5% 2/1/08 (MBIA Insured) .	1,475	1,524
		40,014

Alaska – 1.6%
Alaska Student Ln. Corp. Student Ln. Rev. Series A,
5.85% 7/1/13 (AMBAC Insured) (c)	3,285	3,544
Anchorage Gen. Oblig. Series B, 5.75% 12/1/11
(Pre-Refunded to 12/1/10 @ 100) (d)	2,500	2,755
North Slope Borough Gen. Oblig.:
Series 1996 B, 0% 6/30/07 (MBIA Insured)	3,100	2,945
Series A, 0% 6/30/07 (MBIA Insured)	5,000	4,751
Series B:
0% 6/30/06 (MBIA Insured)	3,500	3,444
0% 6/30/07 (MBIA Insured)	7,050	6,699
0% 6/30/08 (MBIA Insured)	4,240	3,891
		28,029

Arizona – 1.5%
Arizona Ctfs. of Prtn. Series B, 5.5% 9/1/10
(FSA Insured)	8,325	9,016
Arizona School Facilities Board Ctfs. of Prtn. Series C,
5% 9/1/09 (FSA Insured)	1,115	1,175
Maricopa County Unified School District #48 Scottsdale
7.4% 7/1/10	3,750	4,346
Pima County Unified School District #1 Tucson 7.5%
7/1/08 (FGIC Insured)	7,060	7,749

See accompanying notes which are an integral part of the financial statements.

11 Annual Report

Investments continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Arizona – continued
Tucson Wtr. Rev. Series A, 5% 7/1/11 (FGIC Insured)	$1,500	$1,601
Univ. of Arizona Ctfs. of Prtn. (Univ. of Arizona Parking
& Student Hsg. Proj.) Series A, 5% 6/1/09 (AMBAC
Insured)	2,000	2,097
		25,984

Arkansas – 0.3%
Arkansas Dev. Fin. Auth. Exempt Facilities Rev. (Waste
Mgmt. Proj.) 3.65%, tender 8/1/06 (b)(c)	1,000	999
Little Rock Gen. Oblig. 4% 4/1/07 (FSA Insured)	1,000	1,009
Rogers Sales & Use Tax Rev. Series A, 4.25% 9/1/07
(FGIC Insured)	2,175	2,208
		4,216

California – 7.6%
California Dept. of Wtr. Resources Pwr. Supply Rev.
Series A:
5.25% 5/1/07 (MBIA Insured)	27,455	28,162
5.25% 5/1/12 (MBIA Insured)	6,000	6,548
California Econ. Recovery Series A, 5.25% 7/1/13
(MBIA Insured)	2,900	3,206
California Gen. Oblig.:
5% 2/1/09	1,640	1,713
5% 2/1/10	2,000	2,110
5.125% 9/1/12	1,000	1,061
5.25% 2/1/11	5,775	6,202
5.5% 3/1/11 (FGIC Insured)	3,210	3,513
5.5% 3/1/11 (XL Cap. Assurance, Inc. Insured)	3,525	3,850
5.75% 10/1/08	1,085	1,150
6.4% 9/1/08	3,075	3,301
6.5% 9/1/10	1,740	1,947
8% 11/1/07 (FGIC Insured)	4,670	4,941
California Health Facilities Fing. Auth. Rev. (Cedars-Sinai
Med. Ctr. Proj.) 5% 11/15/10	1,000	1,060
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (Pacific
Gas & Elec. Co. Proj.) Series 2004 B, 3.5%, tender
6/1/07 (FGIC Insured) (b)(c)	15,000	15,010
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev.
(Waste Mgmt., Inc. Proj.) Series A, 3.125%, tender
5/1/06 (b)(c)	5,000	4,988
California Pub. Works Board Lease Rev.:
(California State Univ. Proj.) Series 1997 A, 5.5%
10/1/07	1,075	1,110

See accompanying notes which are an integral part of the financial statements.

Annual Report

12

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
California Pub. Works Board Lease Rev.: – continued
(Coalinga State Hosp. Proj.) Series 2004 A:
5% 6/1/07	$4,000	$4,086
5% 6/1/08	6,000	6,210
California Statewide Cmntys. Dev. Auth. Rev.:
(Kaiser Fund Hosp./Health Place, Inc. Proj.)
Series 2002 C, 3.85%, tender 6/1/12 (b)	1,400	1,389
(Kaiser Permanente Health Sys. Proj.):
Series 2001 A, 2.55%, tender 1/4/07 (b)	1,400	1,388
Series 2004 G, 2.3%, tender 5/1/07 (b)	8,000	7,889
Commerce Refuse To Energy Auth. Rev.:
5% 7/1/07 (MBIA Insured)	1,770	1,812
5.25% 7/1/08 (MBIA Insured)	855	893
North City West School Facilities Fing. Auth. Spl. Tax
Subseries C:
5% 9/1/07 (AMBAC Insured) (a)	1,975	2,012
5% 9/1/08 (AMBAC Insured) (a)	2,080	2,143
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.
Series A, 0% 1/15/12 (MBIA Insured)	3,600	2,852
Univ. of California Revs. (UCLA Med. Ctr. Proj.) 4.55%
12/1/09 (e)	8,955	9,063
		129,609

Colorado – 0.3%
E-470 Pub. Hwy. Auth. Rev. Series 2000 B:
0% 9/1/06 (Escrowed to Maturity) (d)	2,200	2,150
0% 9/1/07 (Escrowed to Maturity) (d)	3,200	3,016
		5,166

Connecticut – 0.6%
Connecticut Gen. Oblig.:
Series 2001 D, 5.125% 11/15/18 (Pre-Refunded to
11/15/11 @ 100) (d)	5,000	5,386
Series 2002 C, 5% 12/15/08	1,930	2,020
Connecticut Health & Edl. Facilities Auth. Rev.
(Connecticut Children’s Med. Ctr. Proj.) Series B:
4% 7/1/07 (MBIA Insured)	1,275	1,287
4.5% 7/1/08 (MBIA Insured)	1,045	1,073
5% 7/1/09 (MBIA Insured)	1,000	1,051
		10,817

See accompanying notes which are an integral part of the financial statements.

13 Annual Report

Investments continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
District Of Columbia – 1.9%
District of Columbia Ctfs. of Prtn.:
(District’s Pub. Safety and Emergency Preparedness
Communications Ctr. and Related Technology Proj.)
Series 2003, 3% 1/1/06 (AMBAC Insured)	$1,305	$1,305
5% 1/1/06 (AMBAC Insured)	1,000	1,000
5% 1/1/07 (AMBAC Insured)	1,000	1,016
5.25% 1/1/08 (AMBAC Insured)	935	968
District of Columbia Gen. Oblig.:
Series 1993 B2, 5.5% 6/1/07 (FSA Insured)	1,830	1,885
Series 2001 B, 5.5% 6/1/07 (FSA Insured)	1,345	1,385
Series A:
5% 6/1/07	2,810	2,868
5.25% 6/1/09 (FSA Insured)	1,000	1,057
Series B, 0% 6/1/12 (MBIA Insured)	3,600	2,772
District of Columbia Rev. (Medstar Univ. Hosp. Proj.)
Series D, 6.875%, tender 2/16/07 (b)(d)	9,000	9,354
Metropolitan Washington Arpts. Auth. Gen. Arpt. Rev.
Series B, 5.5% 10/1/08 (FGIC Insured) (c)	6,460	6,748
Metropolitan Washington Arpts. Auth. Sys. Rev. Series D:
4% 10/1/06 (FSA Insured) (c)	1,750	1,756
4% 10/1/07 (FSA Insured) (c)	1,000	1,007
		33,121

Florida – 3.9%
Brevard County Util. Rev. 5% 3/1/06 (FGIC Insured)	530	531
Coral Gables Health Facilities Hosp. (Baptist Health
South Florida Obligated Group Proj.) 5% 8/15/06	1,000	1,010
Florida Gen. Oblig. (Dept. of Trans. Right of Way Proj.)
Series B, 6.375% 7/1/08	3,000	3,214
Highlands County Health Facilities Auth. Rev. (Adventist
Health Sys./Sunbelt Obligated Group Proj.):
Series A, 5% 11/15/10	1,000	1,052
Series B, 5% 11/15/08	800	829
3.95%, tender 9/1/12 (b)	7,550	7,515
5%, tender 11/16/09 (b)	4,700	4,901
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev.
(Tampa Elec. Co. Proj.):
4%, tender 8/1/07 (b)	11,000	11,001
4.25%, tender 8/1/07 (b)(c)	6,000	6,001
Lee Memorial Health Sys. Board of Directors Hosp. Rev.
Series A, 5.75% 4/1/12 (FSA Insured)	1,980	2,201

See accompanying notes which are an integral part of the financial statements.

Annual Report

14

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Florida – continued
Miami-Dade County Cap. Asset Acquisition
Fixed Rate Spl. Oblig. Series 2002 A, 5% 4/1/08
(AMBAC Insured)	$2,825	$2,928
Miami-Dade County School Board Ctfs. of Prtn. 5%,
tender 5/1/11 (MBIA Insured) (b)	1,500	1,598
Orlando Utils. Commission Util. Sys. Rev. 5.25% 7/1/09	6,000	6,368
Pasco County Solid Waste Disp. & Resource Recovery
Sys. Rev. 5.75% 4/1/06 (AMBAC Insured) (c)	1,500	1,508
Polk County Cap. Impt. Rev. Series 2004, 5.5%, tender
12/1/10 (FSA Insured) (b)	9,000	9,695
Seminole County School Board Ctfs. of Prtn.
Series A, 4.5% 7/1/08 (MBIA Insured)	1,250	1,285
Univ. Athletic Assoc., Inc. Athletic Prog. Rev.
Series 2001:
2.8%, tender 10/1/08, LOC SunTrust Banks of
Florida, Inc. (b)	2,000	1,961
3%, tender 10/1/09, LOC SunTrust Banks, Inc. (b)	1,000	978
Volusia County School Board Ctfs. of Prtn. (School Board
of Volusia County Master Lease Prog.) 5% 8/1/08
(FSA Insured)	1,625	1,688
		66,264

Georgia – 0.7%
Cobb County Dev. Auth. Solid Waste Disp. Rev.
(Georgia Waste Mgmt. Proj.) Series A, 3.65%, tender
4/1/06 (b)(c)	1,000	1,000
Columbia County Gen. Oblig. 5% 1/1/09
(FSA Insured)	1,505	1,577
Fulton DeKalb Hosp. Auth. Hosp. Rev. 5% 1/1/08
(FSA Insured)	2,250	2,318
Georgia Muni. Elec. Auth. Pwr. Rev. Series 1992 B,
8.25% 1/1/11 (MBIA Insured)	4,105	4,953
Gwinnett County Gen. Oblig. 4% 1/1/06	1,035	1,035
Henry County Wtr. & Swr. Auth. Rev. 5% 2/1/08
(MBIA Insured)	1,095	1,133
		12,016

Hawaii – 2.3%
Hawaii Arpts. Sys. Rev. Series 2000 B, 8% 7/1/10
(FGIC Insured) (c)	3,850	4,482
Hawaii Gen. Oblig. Series CU:
5.75% 10/1/11 (MBIA Insured)	3,040	3,338

See accompanying notes which are an integral part of the financial statements.

15 Annual Report

Investments continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Hawaii – continued
Hawaii Gen. Oblig. Series CU: – continued
5.75% 10/1/11 (Pre-Refunded to 10/1/10 @
100) (d)	$170	$187
Honolulu City & County Gen. Oblig. Series B, 8%
10/1/09	26,940	31,183
		39,190

Illinois – 9.4%
Chicago Gen. Oblig.:
(Neighborhoods Alive 21 Prog.):
5% 1/1/07 (MBIA Insured)	1,360	1,382
5% 1/1/08 (MBIA Insured)	1,190	1,227
Series A, 5.25% 1/1/12 (FSA Insured)	1,000	1,085
Chicago Midway Arpt. Rev.:
Series 2001 B, 5% 1/1/07 (FSA Insured)	1,000	1,015
Series B:
5% 1/1/10 (AMBAC Insured)	1,225	1,292
5% 1/1/11 (AMBAC Insured)	3,625	3,845
Chicago O’Hare Int’l. Arpt. Rev.:
Series 2001 C, 5% 1/1/07 (AMBAC Insured) (c)	2,670	2,708
Series A:
5% 1/1/12 (MBIA Insured)	1,135	1,211
5.5% 1/1/08 (AMBAC Insured)	5,000	5,109
5.5% 1/1/10 (AMBAC Insured) (c)	5,000	5,318
Chicago Park District:
Series B, 5% 1/1/11 (AMBAC Insured)	5,750	6,123
Series C, 5% 1/1/11 (AMBAC Insured)	2,515	2,678
Chicago School Fin. Auth. Series B, 5% 6/1/09
(FSA Insured)	12,825	13,458
Chicago Tax Increment Rev. Series 2000 A, 0%
12/1/08 (AMBAC Insured)	10,000	9,041
Chicago Transit Auth. Cap. Grant Receipts Rev.:
(Fed. Transit Administration Section 5307 Formula
Funds Proj.) Series A, 5.25% 6/1/10 (AMBAC
Insured)	4,785	5,120
Series A, 4.25% 6/1/08 (AMBAC Insured)	3,600	3,614
Chicago Wastewtr. Transmission Rev. 5.5% 1/1/09
(FGIC Insured)	2,975	3,151
Cook County Cmnty. College District #508 Ctfs. of Prtn.
8.75% 1/1/07 (FGIC Insured)	8,000	8,419
Du Page Wtr. Commission Wtr. Rev. 5% 5/1/08
(AMBAC Insured)	4,525	4,687

See accompanying notes which are an integral part of the financial statements.

Annual Report

16

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Illinois – continued
Granite City Solid Waste Disp. Rev. (Waste Mgmt., Inc.
Proj.) 3.85%, tender 5/1/08 (b)(c)	$2,200	$2,191
Hodgkins Tax Increment Rev.:
5% 1/1/07	1,000	1,013
5% 1/1/09	1,805	1,867
Illinois Dev. Fin. Auth. Gas Supply Rev. (The Peoples Gas
Lt. & Coke Co. Proj.) Series 2003 B, 3.05%, tender
2/1/08 (AMBAC Insured) (b)	6,100	6,017
Illinois Dev. Fin. Auth. Rev. (DePaul Univ. Proj.) Series
2004 C, 5.5% 10/1/10	1,900	2,026
Illinois Edl. Facilities Auth. Revs.:
(Art Institute of Chicago Proj.) Series 2003, 3.85%,
tender 3/1/11 (b)	12,800	12,658
(Univ. of Chicago Proj.):
Series 2004 B1, 3.45%, tender 7/1/08 (b)	6,100	6,096
Series A, 5.25% 7/1/41 (Pre-Refunded to 7/1/11
@ 101) (d)	2,640	2,881
Series B:
3.1%, tender 7/1/07 (b)(d)	5	5
3.1%, tender 7/1/07 (b)	3,895	3,858
Illinois Fin. Auth. Rev. (DePaul Univ. Proj.):
5% 10/1/06	1,115	1,125
5% 10/1/07	1,225	1,249
5% 10/1/08	1,000	1,035
Illinois Gen. Oblig.:
First Series 2001, 5.25% 5/1/11 (FSA Insured)	1,475	1,595
First Series:
5.25% 4/1/08 (MBIA Insured)	1,035	1,078
5.5% 8/1/10	1,415	1,531
6% 1/1/11 (Pre-Refunded to 1/1/10 @ 100) (d)	7,075	7,759
Series A, 5% 10/1/09	2,600	2,739
5.75% 4/1/12 (Pre-Refunded to 4/1/10 @ 100) (d) .	1,000	1,092
Illinois Health Facilities Auth. Rev. (Condell Med. Ctr.
Proj.):
5% 5/15/07	500	504
5% 5/15/08	700	715
Kane & DeKalb Counties Cmnty. Unit School District
#301 0% 12/1/10 (AMBAC Insured)	2,000	1,660
Kane & DuPage Counties Cmnty. Unit School District
#303, Saint Charles Series A, 5.5% 1/1/12
(FSA Insured)	2,270	2,493

See accompanying notes which are an integral part of the financial statements.

17 Annual Report

Investments continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Illinois – continued
Kane County School District #129, Aurora West Side
Series A, 5.75% 2/1/14 (Pre-Refunded to 2/1/12 @
100) (d)	$1,600	$1,790
Kane, McHenry, Cook & DeKalb Counties Cmnty. Unit
School District #300, Carpentersville 5.5% 12/1/13
(Pre-Refunded to 12/1/11 @ 100) (d)	5,000	5,515
Lake County Cmnty. High School District #128,
Libertyville Series 2004, 5% 1/1/11	2,365	2,519
Rosemont Gen. Oblig. Series 3:
0% 12/1/07 (Escrowed to Maturity) (d)	2,375	2,225
0% 12/1/07 (FGIC Insured)	625	585
Univ. of Illinois Auxiliary Facilities Sys. Rev. Series 2001
A, 5% 4/1/08 (AMBAC Insured)	2,035	2,105
Univ. of Illinois Ctfs. of Prtn. (Util. Infrastructure Projs.)
5% 8/15/11 (AMBAC Insured)	1,360	1,451
Will County School District #122 Series B:
0% 11/1/08 (Escrowed to Maturity) (d)	220	199
0% 11/1/08 (FSA Insured)	1,280	1,159
		161,218

Indiana – 3.7%
Carmel High School Bldg. Corp. 5% 1/10/11
(FSA Insured)	1,000	1,066
Ctr. Grove 2000 Bldg. Corp.:
5.5% 7/15/17 (Pre-Refunded to 7/15/11 @ 100) (d)	1,785	1,961
5.5% 7/15/18 (Pre-Refunded to 7/15/11 @ 100) (d)	1,885	2,071
Hamilton Southeastern Consolidated School Bldg. Corp.:
Series A:
5% 1/10/10 (FSA Insured)	1,750	1,852
5.25% 7/10/11 (FSA Insured)	2,295	2,483
5.25% 1/10/12 (FSA Insured)	1,355	1,472
5% 1/15/10 (FSA Insured)	1,835	1,942
5% 1/15/11 (FSA Insured)	1,910	2,036
5% 1/15/12 (FSA Insured)	1,990	2,135
5.5% 7/15/16 (Pre-Refunded to 7/15/11 @ 100) (d)	1,855	2,038
Indiana Health Facility Fing. Auth. Rev.:
(Ascension Health Cr. Group Prog.) Series 2002 F,
5.5% 11/15/06	1,000	1,018
(Ascension Health Cr. Group, Inc. Proj.) Series A, 5%,
tender 5/1/07 (b)	7,100	7,241
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis
Arpt. Auth. Proj.) Series I:
4% 1/1/06 (MBIA Insured) (c)	1,325	1,325

See accompanying notes which are an integral part of the financial statements.

Annual Report

18

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Indiana – continued
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis
Arpt. Auth. Proj.) Series I: – continued
5% 1/1/08 (MBIA Insured) (c)	$1,550	$1,590
Indianapolis Resource Recovery Rev. (Ogden Martin
Sys., Inc. Proj.) 6.75% 12/1/07 (AMBAC Insured)	3,000	3,137
Ivy Tech State College Series I, 5% 7/1/09
(AMBAC Insured)	1,405	1,478
Logansport High School Bldg. Corp.:
5.25% 1/15/11 (MBIA Insured)	1,000	1,073
5.25% 7/15/11 (MBIA Insured)	1,020	1,098
5.25% 1/15/12 (MBIA Insured)	1,045	1,129
5.25% 7/15/12 (MBIA Insured)	1,075	1,165
Mount Vernon of Hancock County Multi-School Corp.
Series B:
5.5% 7/15/16 (Pre-Refunded to 7/15/11 @ 100) (d)	1,605	1,763
5.5% 7/15/17 (Pre-Refunded to 7/15/11 @ 100) (d)	1,695	1,862
Muncie School Bldg. Corp. 5.25% 7/10/12
(MBIA Insured)	1,585	1,727
New Albany Floyd County Independent School Bldg.
Corp. 5% 1/15/11 (FSA Insured)	1,000	1,066
Rockport Poll. Cont. Rev. 4.9%, tender 6/1/07 (b)	4,000	4,045
Saint Joseph County Ind. Edl. Facilities Rev. (Univ. of
Notre Dame Du Lac Proj.) 2.5%, tender 12/3/07 (b) .	10,000	9,791
West Clark 2000 School Bldg. Corp.:
5.25% 1/15/11 (MBIA Insured)	1,065	1,145
5.25% 7/15/11 (MBIA Insured)	1,125	1,214
5.25% 1/15/12 (MBIA Insured)	1,150	1,246
		63,169

Kansas 0.2%
Burlington Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co.
Proj.) Series A, 4.75%, tender 10/1/07 (b)	2,400	2,438
Kansas Dev. Fin. Auth. Health Facilities Rev. (Hays Med.
Ctr. Proj.) Series 2005 L:
5.25% 11/15/10	545	580
5.25% 11/15/12	680	728
		3,746

Kentucky 0.7%
Kenton County Arpt. Board Arpt. Rev. Series B, 5%
3/1/09 (MBIA Insured) (c)	1,185	1,231

See accompanying notes which are an integral part of the financial statements.

19 Annual Report

Investments continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Kentucky – continued
Owensboro Elec. Lt. & Pwr. Rev. Series B:
0% 1/1/07 (AMBAC Insured)	$10,000	$9,667
0% 1/1/09 (AMBAC Insured)	2,000	1,795
		12,693

Louisiana – 0.1%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev.
Series B, 5% 2/1/12 (AMBAC Insured)	1,000	1,068
Maryland 0.1%
Prince Georges County Ctfs. of Prtn. (Equip. Acquisition
Prog.) 5.25% 5/15/10 (MBIA Insured)	1,535	1,646
Massachusetts 2.8%
Massachusetts Bay Trans. Auth. Series A, 7% 3/1/09	6,880	7,597
Massachusetts Dev. Fin. Agcy. Rev. (Massachusetts
Biomedical Research Corp. Proj.) Series C:
5.75% 8/1/06	1,200	1,214
5.875% 8/1/08	1,630	1,703
Massachusetts Fed. Hwy.:
Series 2000 A, 5.75% 6/15/13	3,000	3,275
Series B, 5.125% 12/15/14 (Pre-Refunded to
12/15/08 @ 101) (d)	2,775	2,924
Massachusetts Gen. Oblig.:
Series 1999 C, 5.625% 9/1/12 (Pre-Refunded to
9/1/09 @ 101) (d)	2,570	2,778
Series 2001 A, 5.5% 1/1/11	5,000	5,437
Series 2003 A, 5.375% 8/1/08	5,165	5,414
Series 2003 C, 5.5% 10/1/10 (MBIA Insured)	1,130	1,228
Series A, 4.5% 1/1/09 (Pre-Refunded to 1/1/08 @
101) (d)	2,055	2,116
Series C, 5.25% 11/1/30 (Pre-Refunded to 11/1/12
@ 100) (d)	2,495	2,704
Massachusetts Health & Edl. Facilities Auth. Rev.
(Berkshire Health Sys., Inc. Proj.) Series F, 5%
10/1/08	2,720	2,817
Massachusetts Port Auth. Spl. Facilities Rev.
(Delta Air Lines, Inc. Proj.) Series A, 5.5% 1/1/12
(AMBAC Insured) (c)	1,000	1,064
Springfield Gen. Oblig.:
5% 1/15/06 (MBIA Insured)	1,000	1,000
5.25% 8/1/12 (MBIA Insured)	6,000	6,553
		47,824

See accompanying notes which are an integral part of the financial statements.

Annual Report

20

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Michigan – 3.3%
Chippewa Valley Schools 5% 5/1/08	$1,260	$1,306
Detroit City School District Series A, 5.5% 5/1/11
(FSA Insured)	1,200	1,316
Detroit Gen. Oblig.:
Series 2004 A, 5% 4/1/08 (FSA Insured)	7,275	7,541
Series A, 5% 4/1/07 (FSA Insured)	6,910	7,053
5% 4/1/08 (MBIA Insured)	14,545	15,077
5% 4/1/09 (MBIA Insured)	10,620	11,170
Detroit Swr. Disp. Rev. Series A, 5.75% 7/1/26 (Pre Re
funded to 1/1/10 @ 101) (d)	2,000	2,180
Greater Detroit Resource Recovery Auth. Rev. Series A,
6.25% 12/13/07 (AMBAC Insured)	4,000	4,216
Hazel Park School District 5% 5/1/08	1,275	1,321
Livonia Pub. School District Series II, 0% 5/1/21
(FGIC Insured) (Pre-Refunded to 5/1/07 @ 39.31)	8,000	3,000
Troy School District 5% 5/1/11 (MBIA Insured) (a)	1,000	1,054
Wayne-Westland Cmnty. Schools 5% 5/1/10
(FSA Insured)	1,225	1,303
		56,537

Minnesota 0.2%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health
Care Sys. Rev. (Health Partners Oblig. Group Proj.):
5.25% 12/1/08	1,200	1,248
5.25% 12/1/10	500	530
Saint Paul Port Auth. Lease Rev. (HealthEast Midway
Campus Proj.) Series 2003 A, 5% 5/1/10	700	696
Waconia Independent School District #110 Series A, 5%
2/1/11 (FSA Insured)	940	1,006
		3,480

Mississippi – 0.1%
Mississippi Higher Ed. Student Ln. Series 2000 B3, 5.3%
9/1/08 (c)	1,190	1,228
Missouri – 0.3%
Kansas City School District Bldg. Corp. Rev.:
(School District Elementary School Proj.) Series B, 5%
2/1/11 (FGIC Insured)	1,850	1,979
Series A, 5% 2/1/08 (FGIC Insured)	2,000	2,068
Saint Louis Muni. Fin. Corp. Leasehold Rev.
(Callahan Courthouse Proj.) Series A, 5.75% 2/15/14
(FGIC Insured)	1,050	1,171
		5,218

See accompanying notes which are an integral part of the financial statements.

21 Annual Report

Investments continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Montana 0.2%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Projs.)
Series A, 5.2%, tender 5/1/09 (b)	$2,900	$3,010
Nebraska – 1.9%
Lancaster County School District #1 (Lincoln Pub. Schools
Proj.) 4% 1/15/06	1,000	1,000
Nebraska Pub. Pwr. District Rev. Series A:
0% 1/1/06 (MBIA Insured)	24,465	24,465
0% 1/1/07 (MBIA Insured)	4,000	3,867
Omaha Pub. Pwr. District Elec. Rev. Series B, 4.5%
2/1/09	3,500	3,615
		32,947

Nevada 2.0%
Clark County Arpt. Rev. Series C:
5% 7/1/06 (AMBAC Insured) (c)	800	806
5% 7/1/08 (AMBAC Insured) (c)	2,215	2,283
5% 7/1/09 (AMBAC Insured) (c)	2,700	2,803
5% 7/1/10 (AMBAC Insured) (c)	1,225	1,279
5% 7/1/11 (AMBAC Insured) (c)	1,790	1,877
Clark County Hwy. Impt. Rev. (Motor Vehicle Fuel Tax)
5% 7/1/11 (AMBAC Insured)	3,230	3,455
Clark County School District:
Series 2000 A, 5.75% 6/15/17 (Pre-Refunded to
6/15/10 @ 100) (d)	1,600	1,749
Series C, 5% 6/15/10 (MBIA Insured)	1,075	1,143
Series D, 5% 6/15/09 (MBIA Insured)	13,890	14,630
Henderson Health Care Facility Rev. (Catholic Healthcare
West Proj.) Series 2005 B, 5% 7/1/08	1,100	1,137
Lyon Co. School District Gen. Oblig.:
5% 6/1/07 (a)	490	498
5% 6/1/09 (a)	695	723
Washoe County School District Gen. Oblig. Series D, 5%
6/1/10 (MBIA Insured)	2,410	2,561
		34,944

New Hampshire – 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev.
(United Illumination Co.) Series A, 3.65%, tender
2/1/10 (AMBAC Insured) (b)(c)	2,500	2,472
New Hampshire Tpk. Sys. Rev. 5% 5/1/07
(AMBAC Insured) (a)	1,500	1,515
		3,987

See accompanying notes which are an integral part of the financial statements.

Annual Report

22

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
New Jersey – 6.9%
Camden County Impt. Auth. Rev. (Cooper Health Sys.
Obligated Group Proj.) Series B, 5.25% 2/15/09	$1,250	$1,293
Casino Reinvestment Dev. Auth. Hotel Room Fee Rev.:
5% 1/1/08 (AMBAC Insured)	920	947
5% 1/1/09 (AMBAC Insured)	1,000	1,044
Elizabeth Gen. Oblig. 5.25% 8/15/09 (MBIA Insured) .	1,225	1,303
Garden State Preservation Trust Open Space &
Farmland Preservation Series B:
6.25% 11/1/09 (MBIA Insured)	4,000	4,408
6.375% 11/1/11 (MBIA Insured)	7,470	8,571
New Jersey Econ. Dev. Auth. Rev. 5% 6/15/07	7,500	7,623
New Jersey Gen. Oblig. Series 2005 N, 5% 7/15/08
(FGIC Insured)	6,175	6,423
New Jersey Tpk. Auth. Tpk. Rev. Series 2004 A, 3.15%,
tender 1/1/10 (AMBAC Insured) (b)	9,150	9,025
New Jersey Trans. Trust Fund Auth.:
Series 2001 A, 5% 6/15/06	355	358
Series A, 5.25% 12/15/08 (MBIA Insured)	13,500	14,186
Series B:
5.25% 12/15/10 (FGIC Insured)	4,550	4,896
5.25% 12/15/11 (FGIC Insured)	10,015	10,864
5.25% 12/15/12 (FGIC Insured)	4,800	5,243
6.5% 6/15/11 (MBIA Insured)	5,000	5,685
Series C, 5.5% 12/15/10 (FSA Insured)	25,000	27,181
New Jersey Transit Corp. Series 2000 B, 5.5% 2/1/08
(AMBAC Insured)	1,000	1,043
New Jersey Transit Corp. Ctfs. of Prtn. Series A, 6%
9/15/13 (Pre-Refunded to 9/15/09 @ 100) (d)	7,000	7,614
		117,707

New Jersey/Pennsylvania – 0.3%
Delaware River Joint Toll Bridge Commission Bridge Rev.
5% 7/1/09	5,170	5,416
New Mexico – 0.4%
Farmington Poll. Cont. Rev. (Pub. Svc. Co. of New
Mexico San Juan and Four Corners Projs.)
Series 2003 B, 2.1%, tender 4/1/06 (b)	7,000	6,960
New York – 11.8%
Grand Central District Mgmt. Assoc., Inc.:
5% 1/1/10	1,200	1,264
5% 1/1/12	1,175	1,251
Metropolitan Trans. Auth. Commuter Facilities Rev. Series A,
5.375% 7/1/09 (Escrowed to Maturity) (d)	3,635	3,882

See accompanying notes which are an integral part of the financial statements.

23 Annual Report

Investments continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
New York – continued
Metropolitan Trans. Auth. Rev. Series 2005 C:
5% 11/15/10	$2,000	$2,121
5% 11/15/11	2,750	2,932
Metropolitan Trans. Auth. Svc. Contract Rev. Series B, 5%
1/1/06	10,110	10,110
Nassau County Gen. Oblig. Series Z, 5% 9/1/11
(FGIC Insured)	800	848
New York City Gen. Oblig.:
Series 1996 B, 6.5% 8/15/09	3,425	3,756
Series 2000 A, 6.5% 5/15/11	2,075	2,325
Series 2002 G, 5.5% 8/1/10	2,720	2,928
Series 2004 G, 5% 8/1/09	8,000	8,380
Series 2005 C, 5% 8/1/12	19,770	21,055
Series 2005 D, 5% 8/1/12	4,925	5,245
Series 2005 G, 5.625% 8/1/13 (MBIA Insured)	5,075	5,618
Series 2005 K:
5% 8/1/11	7,120	7,553
5% 8/1/12	4,360	4,643
Series 2005 O, 5% 6/1/12	7,500	7,998
Series A, 5.25% 11/1/14 (MBIA Insured)	600	651
Series B, 5.75% 8/1/14	1,000	1,104
Series E, 6% 8/1/11	60	62
Series G, 5.25% 8/1/14 (AMBAC Insured)	1,000	1,077
Subseries 2005 F1, 5% 9/1/15	3,560	3,813
New York City Indl. Dev. Agcy. Spl. Facilities Rev. (Term.
One Group Assoc. Proj.) 5% 1/1/07 (c)	1,700	1,719
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys.
Rev. Series B, 5.875% 6/15/26 (Pre-Refunded to
6/15/06 @ 101) (d)	7,320	7,473
New York City Transitional Fin. Auth. Rev. Series E:
4.5% 2/1/07	245	248
4.5% 2/1/07 (Escrowed to Maturity) (d)	1,505	1,525
New York State Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series 2000 A, 6.125% 7/1/12 (AMBAC Insured) .	5,540	6,177
Series A, 5.75% 7/1/13	3,500	3,849
Series C, 7.5% 7/1/10	3,100	3,377
Series 2003 A:
5% 1/1/06	1,250	1,250
5% 3/15/08	2,000	2,070
Series B, 5.25%, tender 5/15/12 (b)	13,000	14,010
5.75% 7/1/13 (AMBAC Insured)	1,000	1,103

See accompanying notes which are an integral part of the financial statements.

Annual Report

24

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
New York – continued
New York State Urban Dev. Corp. Rev. 5% 1/1/12	$5,000	$5,330
New York Transitional Fin. Auth. Rev. Series 2003 E:
4.5% 2/1/08	1,500	1,536
5% 2/1/09	2,035	2,132
Tobacco Settlement Fing. Corp.:
Series 2004 B1, 5% 6/1/09	3,800	3,964
Series A1:
5.25% 6/1/12	5,000	5,041
5.25% 6/1/13	17,500	18,221
Series B1:
4% 6/1/07	6,000	6,047
5% 6/1/06	17,815	17,932
		201,620

New York & New Jersey – 0.6%
Port Auth. of New York & New Jersey:
124th Series, 5% 8/1/13 (FGIC Insured) (c)	1,200	1,242
127th Series, 5% 12/15/08 (AMBAC Insured) (c)	3,510	3,649
Port Auth. of New York & New Jersey Spl. Oblig. Rev.
(JFK Int’l. Air Term. Spl. Proj.) Series 6, 6.25%
12/1/13 (MBIA Insured) (c)	4,100	4,610
		9,501

North Carolina – 1.2%
Charlotte Ctfs. of Prtn. (FY 2004 Equip. Acquisition Proj.)
Series 2004 C, 4% 3/1/08	4,940	5,012
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 1993 B, 7% 1/1/08 (MBIA Insured)	1,500	1,607
Series A, 5.5% 1/1/10	3,000	3,187
Series B, 6% 1/1/06	6,170	6,170
Series C, 5% 1/1/08	1,190	1,221
Series D, 5.375% 1/1/10	3,715	3,930
		21,127

Ohio – 0.9%
Akron Ctfs. of Prtn. 5% 12/1/07	2,350	2,415
Cleveland Pub. Pwr. Sys. Rev. (First Mtg. Prog.)
Series 1994 A, 0% 11/15/09 (MBIA Insured)	2,250	1,949
Franklin County Rev. (OCLC Online Computer Library
Ctr., Inc. Proj.) 5% 4/15/07	1,960	1,986
Lakewood Hosp. Impt. Rev. (Lakewood Hosp. Assoc.
Proj.) 5.5% 2/15/07	1,420	1,447

See accompanying notes which are an integral part of the financial statements.

25 Annual Report

Investments continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Ohio – continued
Ohio Air Quality Dev. Auth. Rev. Series 2002 A, 3.5%,
tender 1/1/06 (b)	$1,000	$1,000
Ohio Gen. Oblig.:
Series 2000 E, 5.5% 5/1/09	1,905	2,031
Series 2003 D, 2.45%, tender 9/14/07 (b)	1,300	1,277
Ohio Univ. Gen. Receipts Athens 5% 12/1/07
(FSA Insured)	1,285	1,325
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev. (Ohio Edison
Co. Proj.) Series A, 3.35%, tender 6/1/06 (b)	1,800	1,793
		15,223

Oklahoma – 0.0%
Cherokee County Econ. Dev. Auth. Series A, 0%
11/1/11 (Escrowed to Maturity) (d)	1,000	792
Oregon – 0.3%
Beaverton Wtr. Rev. Series B, 5% 6/1/10 (FSA Insured) .	1,210	1,289
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Series B:
5% 5/1/09 (FSA Insured)	1,000	1,050
5% 5/1/11 (FSA Insured)	1,000	1,065
Oregon Gen. Oblig. 8.25% 1/1/07	1,000	1,047
		4,451

Pennsylvania – 4.5%
Allegheny County Arpt. Rev. (Pittsburgh Int’l. Arpt. Proj.)
Series A1, 5.75% 1/1/12 (MBIA Insured) (c)	1,300	1,403
Allegheny County Hosp. Dev. Auth. Rev. (Univ. of
Pittsburgh Med. Ctr. Proj.) Series B:
5.5% 6/15/06	3,065	3,094
5.5% 6/15/07	2,000	2,057
Allegheny County Indl. Dev. Auth. Rev. (Watson Institute
Ed. Ctr. Proj.) 3.375%, tender 5/1/08, LOC PNC
Bank NA, Pittsburgh (b)	4,500	4,464
Allegheny County San. Auth. Swr. Rev. 6% 12/1/11
(MBIA Insured)	1,495	1,676
Hazleton Area School District 6.5% 3/1/06
(FSA Insured)	1,155	1,161
Luzerne County Indl. Dev. Auth. Wtr. Facilities Rev.
(Pennsylvania-American Wtr. Co. Proj.) 3.6%, tender
12/1/09 (AMBAC Insured) (b)(c)	10,000	9,928
Montgomery County Higher Ed. & Health Auth. Hosp.
Rev. (Abington Memorial Hosp. Proj.) Series A, 5%
6/1/06 (AMBAC Insured)	3,750	3,771

See accompanying notes which are an integral part of the financial statements.

Annual Report 26
Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Pennsylvania – continued
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities
Rev. (Shippingport Proj.) Series A, 4.35%, tender
6/1/10 (b)(c)	$1,200	$1,179
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Univ. of Pennsylvania Health Systems Proj.) Series A:
4% 8/15/06	1,405	1,408
5% 8/15/07	1,735	1,769
5% 8/15/08	2,000	2,071
(UPMC Health Sys. Proj.) Series 2001 A, 5.75%
1/15/09	1,750	1,853
Series B, 5.25% 9/1/08	5,860	6,137
Pennsylvania Indl. Dev. Auth. Rev. 5.25% 7/1/10
(AMBAC Insured)	2,750	2,957
Philadelphia Gas Works Rev. (1975 Gen. Ordinance
Proj.) 17th Series, 5% 7/1/08 (FSA Insured)	7,410	7,692
Philadelphia Muni. Auth. Rev.:
Series A:
5% 5/15/07 (FSA Insured)	5,500	5,620
5% 5/15/08 (FSA Insured)	5,000	5,181
Series B, 5.25% 11/15/11 (FSA Insured)	3,400	3,686
Philadelphia School District:
Series 2005 D, 5.25% 6/1/12 (FSA Insured)	1,465	1,592
Series B, 5% 4/1/11 (AMBAC Insured)	2,160	2,309
Pittsburgh Gen. Oblig. Series A, 6% 3/1/07
(MBIA Insured)	2,000	2,059
Pittsburgh School District Series A, 5% 9/1/09
(MBIA Insured) (a)	1,600	1,668
Westmoreland County Muni. Auth. Muni. Svc. Rev.
Series K, 0% 7/1/12 (Escrowed to Maturity) (d)	2,355	1,827
		76,562

Puerto Rico 0.1%
Puerto Rico Pub. Bldgs Auth. Rev. Series K, 4%, tender
7/1/07 (MBIA Insured) (b)	1,000	1,005
Rhode Island – 0.4%
Providence Spl. Oblig. Series 2005 E:
4% 6/1/08 (Radian Asset Assurance Ltd. Insured)	1,000	1,009
5% 6/1/09 (Radian Asset Assurance Ltd. Insured)	1,315	1,373
5% 6/1/10 (Radian Asset Assurance Ltd. Insured)	1,180	1,239

See accompanying notes which are an integral part of the financial statements.

27 Annual Report

Investments continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Rhode Island – continued
Rhode Island Health & Edl. Bldg. Corp. Rev. (Johnson &
Wales Univ. Proj.):
5% 4/1/06 (XL Cap. Assurance, Inc. Insured)	$2,225	$2,234
5% 4/1/08 (XL Cap. Assurance, Inc. Insured)	1,700	1,760
		7,615

South Carolina – 1.6%
Berkeley County School District 7% 4/1/07	2,615	2,733
Charleston County Hosp. Facilities (Care Alliance Health
Services Proj.) Series A:
5% 8/15/06	1,000	1,008
5% 8/15/07	1,700	1,735
5% 8/15/08	1,690	1,742
Greenville County Pub. Facilities Corp. Certificate of
Prtn. (Courthouse and Detention Proj.) 5% 4/1/10
(AMBAC Insured)	1,450	1,544
Piedmont Muni. Pwr. Agcy. Elec. Rev. 5.6% 1/1/09
(MBIA Insured)	2,345	2,501
Rock Hill Util. Sys. Rev. Series 2003 A:
5% 1/1/08 (FSA Insured)	1,850	1,910
5% 1/1/09 (FSA Insured)	1,945	2,041
South Carolina Pub. Svc. Auth. Rev.:
Series 2005 B, 5% 1/1/10 (MBIA Insured)	3,000	3,178
Series A:
5.5% 1/1/11 (MBIA Insured)	3,000	3,243
5.5% 1/1/14 (FGIC Insured)	1,335	1,502
Series D, 5% 1/1/06	2,750	2,750
Spartanburg County School District #5 Pub. Facilities
Corp. Ctfs. of Prtn. 5% 7/1/09 (FSA Insured)	1,000	1,052
		26,939

Tennessee – 0.9%
Elizabethton Health & Edl. Facilities Board Rev. (First
Mtg. Prog.) 6% 7/1/11 (MBIA Insured)	2,005	2,233
Maury County Gen. Oblig. Series 2004 B, 5% 4/1/10
(MBIA Insured)	2,000	2,125
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series A:
4.5% 9/1/08 (MBIA Insured)	1,620	1,663
4.5% 9/1/09 (MBIA Insured)	1,685	1,741
Metropolitan Govt. Nashville & Series A, 5.25%
10/15/09	3,795	4,039

See accompanying notes which are an integral part of the financial statements.

Annual Report

28

Municipal Bonds continued
		Principal	Value (Note 1)
		Amount (000s)	(000s)
Tennessee – continued
Metropolitan Nashville Arpt. Auth. Rev. Series C, 5%
7/1/06 (FGIC Insured) (c)		$1,675	$1,687
Shelby County Health Edl. & Hsg. Facility Board Hosp.
Rev. (Methodist Health Care Proj.) 5.5% 4/1/09
(MBIA Insured)		1,200	1,268
			14,756

Texas 14.7%
Alief Independent School District Series 2004 B, 5%
2/15/10		1,500	1,589
Arlington Independent School District 5% 2/15/13		2,500	2,692
Austin Independent School District 5% 8/1/07 (a)		3,605	3,669
Austin Util. Sys. Rev.:
Series 1992 A, 0% 11/15/09 (MBIA Insured)		5,130	4,451
Series A, 0% 11/15/10 (MBIA Insured)		5,300	4,412
Austin Wtr. & Wastewtr. Sys. Rev. 5% 11/15/07
(MBIA Insured) (a)		3,295	3,362
Bexar County Series A:
5% 6/15/09 (FSA Insured)		2,615	2,751
5% 6/15/10 (FSA Insured)		1,000	1,062
Birdville Independent School District 5% 2/15/10		1,300	1,377
Brazos River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co.
Proj.) Series 1995 B, 5.05%, tender 6/19/06 (b)(c)		6,255	6,279
Brownsville Independent School District 5% 8/15/11		1,430	1,528
Bryan Wtrwks. & Swr. Sys. Rev. 5.5% 7/1/11 (FSA
Insured)		1,500	1,642
College Station Independent School District 5% 2/15/10		1,000	1,059
Conroe Independent School District Lot B, 0% 2/15/08	.	3,000	2,785
Corpus Christi Gen. Oblig. 5% 3/1/07 (FSA Insured)		2,735	2,787
Corpus Christi Util. Sys. Rev.:
5% 7/15/12 (FSA Insured)		1,000	1,077
5% 7/15/13 (FSA Insured)		1,665	1,800
Cypress-Fairbanks Independent School District:
Series B, 0% 8/1/07 (AMBAC Insured)		10,000	9,476
5% 2/15/08		2,000	2,067
Dallas Independent School District Series 2005, 5.25%
8/15/08		2,000	2,093
Del Valle Independent School District 5.5% 2/1/09		1,205	1,279
Denton County Gen. Oblig.:
5% 7/15/11 (FSA Insured)		3,065	3,272
5% 7/15/13 (FSA Insured)		1,200	1,293
El Paso Wtr. & Swr. Rev. 5% 3/1/08 (AMBAC Insured)	.	2,770	2,866

See accompanying notes which are an integral part of the financial statements.

29			Annual Report

Investments continued

Municipal Bonds continued
		Principal	Value (Note 1)
		Amount (000s)	(000s)
Texas continued
Fort Bend Independent School District 5%, tender
8/15/09 (b)		$5,000	$5,237
Fort Worth Independent School District 5% 2/15/12		1,500	1,612
Frisco Gen. Oblig. Series 2003 A:
4% 2/15/08 (FSA Insured)		1,145	1,161
5% 2/15/10 (FSA Insured)		1,710	1,811
Garland Independent School District 0% 2/15/07		1,610	1,550
Harris County Gen. Oblig. Series A, 0% 8/15/07
(FGIC Insured)		4,400	4,164
Harris County Health Facilities Dev. Corp. Rev. (Saint
Luke’s Episcopal Hosp. Proj.) Series 2001 A, 5.5%
2/15/09		3,710	3,916
Houston Cmnty. College Sys. Rev.:
5.25% 4/15/11 (FSA Insured)		3,030	3,277
5.25% 4/15/12 (FSA Insured)		2,000	2,182
Houston Util. Sys. Rev. Series A:
5.25% 5/15/10 (MBIA Insured)		1,250	1,340
5.25% 11/15/11 (FSA Insured)		4,430	4,815
Irving Independent School District 5.25% 2/15/13		2,145	2,343
Katy Independent School District Series A, 5.25%
2/15/12		2,000	2,176
Killeen Independent School District 4% 2/15/08		1,200	1,216
Klein Independent School District Series A, 5% 8/1/12	.	2,250	2,415
La Porte Independent School District 4% 2/15/08		2,000	2,026
Lower Colorado River Auth. Rev.:
0% 1/1/09 (Escrowed to Maturity) (d)		3,000	2,695
5.25% 1/1/15 (Pre-Refunded to 1/1/11 @ 100) (d)	.	5,000	5,376
Lubbock Gen. Oblig.:
(Wtrwks. Sys. Surplus Proj.) 5% 2/15/11 (FSA Insured)		2,465	2,632
5% 2/15/09 (MBIA Insured)		1,615	1,691
5% 2/15/10 (MBIA Insured)		1,845	1,954
Mesquite Independent School District:
Series A, 0% 8/15/06		1,115	1,093
3.65%, tender 12/1/08 (Liquidity Facility JPMorgan
Chase Bank) (b)		2,500	2,500
New Braunfels Independent School District 0% 2/1/07	.	2,000	1,928
North East Texas Independent School District 7% 2/1/11
(Pre-Refunded to 2/1/10 @ 100) (d)		3,600	4,076
North Texas Tollway Auth. Dallas North Tollway Sys. Rev.
Series C:
5% 1/1/09 (FSA Insured)		2,000	2,093
5%, tender 7/1/08 (FSA Insured) (b)		2,650	2,751

See accompanying notes which are an integral part of the financial statements.

Annual Report

30

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Texas continued
Northside Independent School District Series B, 2.45%,
tender 8/1/06 (Liquidity Facility Dexia Cr. Local de
France) (b)	$7,100	$7,066
Port Houston Auth. Harris County 6% 10/1/06
(FGIC Insured) (c)	2,000	2,037
Red River Ed. Fin. Corp. Ed. Rev. (Texas Christian Univ.
Proj.) 5% 3/15/12 (MBIA Insured)	2,625	2,817
Rockwall Independent School District:
5% 2/15/08	3,825	3,952
5% 2/15/09	4,690	4,911
San Angelo Wtrks & Swr. Sys. Impt. and Rfdg. Rev. 5%
4/1/10 (FSA Insured)	1,630	1,729
San Antonio Elec. & Gas Systems Rev.:
Series 2000 A, 5.75% 2/1/15 (Pre-Refunded to
2/1/10 @ 100) (d)	5,000	5,425
3.55%, tender 12/1/07 (b)	6,700	6,702
5.25% 2/1/08	1,000	1,038
San Antonio Independent School District 7% 8/15/08	5,000	5,442
San Antonio Muni. Drainage Util. Sys. Rev. 5.25%
2/1/12 (MBIA Insured)	1,545	1,681
San Antonio Wtr. Sys. Rev. 5% 5/15/10 (FGIC Insured)	1,020	1,083
Socorro Independent School District 5% 8/15/09	2,070	2,179
Spring Branch Independent School District Series 2001,
5.375% 2/1/14	2,790	3,012
Spring Independent School District 5% 2/15/08	1,875	1,937
Texas Gen. Oblig.:
(College Student Ln. Prog.) 5% 8/1/11 (c)	3,000	3,103
Series 1992 A, 8% 10/1/07	10,000	10,785
Series A, 6% 10/1/08 (MBIA Insured)	10,750	11,495
Series C, 0% 4/1/08 (Escrowed to Maturity) (d)	3,100	2,866
Texas Pub. Fin. Auth. Rev. (Bldg. and Procurement
Commission Projs.) Series A, 5% 2/1/10
(AMBAC Insured)	1,055	1,117
Texas State Univ. Sys. Fing. Rev. 5% 3/15/13
(FSA Insured)	2,000	2,163
Texas Tech Univ. Revs. Ninth Series, 5% 2/15/11
(AMBAC Insured)	1,250	1,335
Travis County Gen. Oblig. 5.25% 3/1/12	4,125	4,481
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother
Frances Hosp. Reg’l. Health Care Ctr. Proj.):
4.5% 7/1/06	1,220	1,224
5% 7/1/07	1,000	1,015

See accompanying notes which are an integral part of the financial statements.

31 Annual Report

Investments continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Texas continued
Univ. of Texas Univ. Revs.:
(Fing. Sys. Proj.) Series A, 5.5% 8/15/09	$1,115	$1,192
Series B:
5% 8/15/09	13,555	14,262
5.25% 8/15/11	5,025	5,435
Webb County Gen. Oblig. 5% 2/15/08 (FGIC Insured) .	1,170	1,210
Wichita Falls Independent School District 0% 2/1/10	2,325	1,995
		251,387

Utah 0.6%
Salt Lake County Wtr. Conservancy District Rev. Series A:
0% 10/1/11 (AMBAC Insured)	3,800	3,024
0% 10/1/12 (AMBAC Insured)	3,800	2,891
0% 10/1/13 (AMBAC Insured)	3,760	2,730
Utah Bldg. Ownership Auth. Lease Rev. (State Facilities
Master Lease Prog.) Series A, 5% 5/15/11	1,700	1,821
		10,466

Virginia – 0.1%
Amelia County Indl. Dev. Auth. Solid Waste Disp. Rev.
(Waste Mgmt., Inc. Proj.) 4.05%, tender 4/1/08 (b)(c)	1,000	1,000
Washington 4.8%
Chelan County Pub. Util. District #1 Rev. Series B, 5%
7/1/11 (FGIC Insured)	1,190	1,273
Clark County Pub. Util. District #1 Elec. Rev.:
Series B:
5% 1/1/06 (FSA Insured)	1,375	1,375
5.25% 1/1/08 (FSA Insured)	1,515	1,569
5.25% 1/1/09 (FSA Insured)	1,595	1,681
5% 1/1/11 (MBIA Insured)	1,680	1,791
5.25% 1/1/11 (FSA Insured)	1,935	2,085
King & Snohomish Counties School District #417
Northshore:
5.5% 12/1/14 (Pre-Refunded to 6/1/12 @ 100) (d) .	6,300	6,979
5.75% 12/1/15 (Pre-Refunded to 6/1/12 @ 100) (d)	2,500	2,805
King County School District #409, Tahoma 5% 6/1/11
(FSA Insured)	1,740	1,864
King County Swr. Rev. Series B, 5.25% 1/1/08
(FSA Insured)	3,500	3,628
Pierce County Gen. Oblig. 5.75% 8/1/13
(Pre-Refunded to 8/1/10 @ 100) (d)	1,155	1,265
Pierce County School District #10 Tacoma Series A, 5%
12/1/12 (FSA Insured)	4,175	4,498
See accompanying notes which are an integral part of the financial statements.

Annual Report 32

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Washington – continued
Port of Seattle Rev. Series D, 5.75% 11/1/15
(FGIC Insured) (c)	$3,640	$3,990
Seattle Muni. Lt. & Pwr. Rev. 5.25% 3/1/07
(FSA Insured)	1,690	1,726
Snohomish County Pub. Hosp. District #2 (Stevens Health
Care Proj.) 4.5% 12/1/09 (FGIC Insured)	1,000	1,036
Snohomish County School District #2, Everett:
5% 6/1/09 (FSA Insured)	1,045	1,100
5% 6/1/10 (FSA Insured)	1,000	1,063
Vancouver Wtr. & Swr. Rev. 5.25% 6/1/11
(FSA Insured)	1,000	1,083
Washington Gen. Oblig. Series A:
4% 1/1/08 (MBIA Insured)	33,175	33,592
5% 7/1/11 (FGIC Insured)	1,000	1,070
5.5% 7/1/11	3,500	3,762
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev.
Series A, 5.75% 7/1/08	3,000	3,165
		82,400

Wisconsin – 1.5%
Milwaukee County Gen. Oblig. Series A, 0% 12/1/10
(FGIC Insured)	3,370	2,783
Wisconsin Gen. Oblig. Series 1, 5% 5/1/10
(MBIA Insured) (a)	2,500	2,653
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Hosp. Sisters Svcs., Inc. Proj.) Series 2003 B, 4%,
tender 12/1/06 (FSA Insured) (b)	15,000	15,083
(Wheaton Franciscan Svcs., Inc. Proj.) Series A:
5% 8/15/09	1,000	1,039
5% 8/15/10	1,870	1,946
Wisconsin Trans. Rev. 5% 7/1/07	1,500	1,536
		25,040

TOTAL INVESTMENT PORTFOLIO 99.8%
(Cost $1,716,088)		1,707,108

NET OTHER ASSETS – 0.2%		3,162
NET ASSETS 100%		$1,710,270

See accompanying notes which are an integral part of the financial statements.

33 Annual Report

Investments continued

Legend

(a) Security or a portion of the security
purchased on a delayed delivery or
when-issued basis.

(b) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(c) Private activity obligations whose
interest is subject to the federal
alternative minimum tax for individuals.

(d) Security collateralized by an amount
sufficient to pay interest and principal.

(e) Restricted securities – Investment in
securities not registered under the
Securities Act of 1933 (excluding 144A
issues). At the end of the period, the
value of restricted securities (excluding
144A issues) amounted to $9,063,000
or 0.5% of net assets.

Additional information on each holding is as follows:

	Acquisition	Acquisition
Security	Date	Cost (000s)
Univ. of California
Revs. (UCLA Med.
Ctr. Proj.) 4.55%
12/1/09	3/6/02	$8,955

Affiliated Central Funds

Information regarding income received by the fund from the affiliated Central funds during the period is as follows:

Fund	Income received
(Amounts in Thousands)
Fidelity Municipal Cash Central Fund	$238

Other Information

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:

General Obligations	49.1%
Electric Utilities	13.8%
Escrowed/Pre Refunded	8.2%
Transportation	6.7%
Health Care	6.5%
Education	5.3%
Others* (individually less than 5%)	10.4%
100.0%
*Includes net other assets

Income Tax Information

At December 31, 2005, the fund had a capital loss carryforward of approximately $699,000 all of which will expire on December 31, 2013.

See accompanying notes which are an integral part of the financial statements.

Annual Report 34

Financial Statements

Statement of Assets and Liabilities
Amounts in thousands (except per share amounts)		December 31, 2005

Assets
Investment in securities, at value
See accompanying schedule:
Unaffiliated issuers (cost $1,716,088)		$1,707,108
Cash		6,150
Receivable for fund shares sold		2,394
Interest receivable		22,071
Prepaid expenses		9
Other receivables		56
Total assets		1,737,788

Liabilities
Payable for investments purchased
Regular delivery	$5
Delayed delivery	19,326
Payable for fund shares redeemed	6,201
Distributions payable	1,209
Accrued management fee	543
Distribution fees payable	16
Other affiliated payables	153
Other payables and accrued expenses	65
Total liabilities		27,518

Net Assets		$1,710,270
Net Assets consist of:
Paid in capital		$1,721,093
Distributions in excess of net investment income		(3)
Accumulated undistributed net realized gain (loss) on
investments		(1,840)
Net unrealized appreciation (depreciation) on
investments		(8,980)
Net Assets		$1,710,270

See accompanying notes which are an integral part of the financial statements.

35 Annual Report

Financial Statements continued

Statement of Assets and Liabilities continued
Amounts in thousands (except per share amounts)	December 31, 2005

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share
($14,402 ÷ 1,409.90 shares)	$10.21

Maximum offering price per share (100/96.25 of $10.21)	$10.61
Class T:
Net Asset Value and redemption price per share
($14,877 ÷ 1,458.63 shares)	$10.20

Maximum offering price per share (100/97.25 of $10.20)	$10.49
Class B:
Net Asset Value and offering price per share
($3,443 ÷ 337.18 shares)A	$10.21

Class C:
Net Asset Value and offering price per share
($10,240 ÷ 1,003.84 shares)A	$10.20

Short Intermediate Municipal Income:
Net Asset Value, offering price and redemption price per
share ($1,664,683 ÷ 163,188.52 shares)	$10.20

Institutional Class:
Net Asset Value, offering price and redemption price per
share ($2,625 ÷ 257.23 shares)	$10.20

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report 36

Statement of Operations
Amounts in thousands	Year ended December 31, 2005

Investment Income
Interest		$59,148
Income from affiliated Central Funds		238
Total income		59,386

Expenses
Management fee	$6,951
Transfer agent fees	1,501
Distribution fees	210
Accounting fees and expenses	362
Independent trustees’ compensation	8
Custodian fees and expenses	29
Registration fees	114
Audit	55
Legal	13
Miscellaneous	39
Total expenses before reductions	9,282
Expense reductions	(1,241)	8,041

Net investment income		51,345
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(1,840)
Change in net unrealized appreciation (depreciation) on
investment securities		(29,976)
Net gain (loss)		(31,816)
Net increase (decrease) in net assets resulting from
operations		$19,529

See accompanying notes which are an integral part of the financial statements.

37 Annual Report

Financial Statements continued

Statement of Changes in Net Assets
		Year ended	Year ended
		December 31,	December 31,
Amounts in thousands		2005	2004
Increase (Decrease) in Net Assets
Operations
Net investment income		$51,345	$47,437
Net realized gain (loss)		(1,840)	4,712
Change in net unrealized appreciation (depreciation) .		(29,976)	(22,609)
Net increase (decrease) in net assets resulting
from operations		19,529	29,540
Distributions to shareholders from net investment income	.	(51,341)	(47,598)
Distributions to shareholders from net realized gain		(549)	(3,486)
Total distributions		(51,890)	(51,084)
Share transactions - net increase (decrease)		(147,427)	37,160
Redemption fees		25	65
Total increase (decrease) in net assets		(179,763)	15,681

Net Assets
Beginning of period		1,890,033	1,874,352
End of period (including distributions in excess of net
investment income of $3 and undistributed net
investment income of $190, respectively)		$1,710,270	$1,890,033

See accompanying notes which are an integral part of the financial statements.

Annual Report

38

Financial Highlights Class A

Years ended December 31,	2005	2004	2003F
Selected Per Share Data
Net asset value, beginning of period	$ 10.39	$ 10.50	$ 10.49
Income from Investment Operations
Net investment incomeE	268	.250	.115
Net realized and unrealized gain (loss)	(.177)	(.090)	.071
Total from investment operations	091	.160	.186
Distributions from net investment income	(.268)	(.251)	(.111)
Distributions from net realized gain	(.003)	(.019)	(.065)
Total distributions	(.271)	(.270)	(.176)
Redemption fees added to paid in capitalE,H	—	—	—
Net asset value, end of period	$ 10.21	$ 10.39	$ 10.50
Total ReturnB,C,D	89%	1.55%	1.78%
Ratios to Average Net AssetsG
Expenses before reductions	65%	.65%	.65%A
Expenses net of fee waivers, if any	65%	.65%	.65%A
Expenses net of all reductions	58%	.64%	.64%A
Net investment income	2.61%	2.41%	2.52%A
Supplemental Data
Net assets, end of period (in millions)	$ 14	$ 12	$ 9
Portfolio turnover rate	27%	45%	34%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F For the period July 23, 2003 (commencement of sale of shares) to December 31, 2003.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

39 Annual Report

Financial Highlights Class T

Years ended December 31,	2005	2004	2003F
Selected Per Share Data
Net asset value, beginning of period	$ 10.37	$ 10.48	$ 10.49
Income from Investment Operations
Net investment incomeE	257	.238	.110
Net realized and unrealized gain (loss)	(.167)	(.089)	.050
Total from investment operations	090	.149	.160
Distributions from net investment income	(.257)	(.240)	(.105)
Distributions from net realized gain	(.003)	(.019)	(.065)
Total distributions	(.260)	(.259)	(.170)
Redemption fees added to paid in capitalE,H	—	—	—
Net asset value, end of period	$ 10.20	$ 10.37	$ 10.48
Total ReturnB,C,D	88%	1.44%	1.54%
Ratios to Average Net AssetsG
Expenses before reductions	76%	.76%	.77%A
Expenses net of fee waivers, if any	76%	.76%	.77%A
Expenses net of all reductions	69%	.75%	.76%A
Net investment income	2.50%	2.30%	2.41%A
Supplemental Data
Net assets, end of period (in millions)	$ 15	$ 20	$ 12
Portfolio turnover rate	27%	45%	34%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F For the period July 23, 2003 (commencement of sale of shares) to December 31, 2003.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

40

Financial Highlights Class B

Years ended December 31,	2005	2004	2003F
Selected Per Share Data
Net asset value, beginning of period	$ 10.39	$ 10.49	$ 10.49
Income from Investment Operations
Net investment incomeE	190	.172	.081
Net realized and unrealized gain (loss)	(.177)	(.080)	.059
Total from investment operations	013	.092	.140
Distributions from net investment income	(.190)	(.173)	(.075)
Distributions from net realized gain	(.003)	(.019)	(.065)
Total distributions	(.193)	(.192)	(.140)
Redemption fees added to paid in capitalE,H	—	—	—
Net asset value, end of period	$ 10.21	$ 10.39	$ 10.49
Total ReturnB,C,D	13%	.89%	1.34%
Ratios to Average Net AssetsG
Expenses before reductions	1.41%	1.40%	1.40%A
Expenses net of fee waivers, if any	1.41%	1.40%	1.40%A
Expenses net of all reductions	1.34%	1.39%	1.39%A
Net investment income	1.85%	1.65%	1.78%A
Supplemental Data
Net assets, end of period (in millions)	$ 3	$ 4	$ 2
Portfolio turnover rate	27%	45%	34%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F For the period July 23, 2003 (commencement of sale of shares) to December 31, 2003.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

41 Annual Report

Financial Highlights Class C

Years ended December 31,	2005	2004	2003F
Selected Per Share Data
Net asset value, beginning of period	$ 10.38	$ 10.48	$ 10.49
Income from Investment Operations
Net investment incomeE	178	.159	.077
Net realized and unrealized gain (loss)	(.176)	(.080)	.048
Total from investment operations	002	.079	.125
Distributions from net investment income	(.179)	(.160)	(.070)
Distributions from net realized gain	(.003)	(.019)	(.065)
Total distributions	(.182)	(.179)	(.135)
Redemption fees added to paid in capitalE,H	—	—	—
Net asset value, end of period	$ 10.20	$ 10.38	$ 10.48
Total ReturnB,C,D	02%	.77%	1.20%
Ratios to Average Net AssetsG
Expenses before reductions	1.52%	1.52%	1.50%A
Expenses net of fee waivers, if any	1.52%	1.52%	1.50%A
Expenses net of all reductions	1.45%	1.51%	1.49%A
Net investment income	1.74%	1.53%	1.67%A
Supplemental Data
Net assets, end of period (in millions)	$ 10	$ 11	$ 8
Portfolio turnover rate	27%	45%	34%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F For the period July 23, 2003 (commencement of sale of shares) to December 31, 2003.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

42

Financial Highlights Short Intermediate Municipal Income

Years ended December 31,	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period	$ 10.38	$ 10.48	$ 10.52	$ 10.27	$ 10.12
Income from Investment
Operations
Net investment incomeB	284	.268	.283	.336	.396D
Net realized and unrealized
gain (loss)	(.177)	(.080)	.030	.317	.173D
Total from investment operations	107	.188	.313	.653	.569
Distributions from net investment
income	(.284)	(.269)	(.283)	(.339)	(.396)
Distributions from net realized
gain	(.003)	(.019)	(.070)	(.064)	(.023)
Total distributions	(.287)	(.288)	(.353)	(.403)	(.419)
Redemption fees added to paid
in capitalB,E	—	—	—	—	—
Net asset value, end of period	$ 10.20	$ 10.38	$ 10.48	$ 10.52	$ 10.27
Total ReturnA	1.06%	1.82%	3.01%	6.47%	5.70%
Ratios to Average Net AssetsC
Expenses before reductions	49%	.49%	.49%	.49%	.49%
Expenses net of fee waivers,
if any	49%	.48%	.49%	.49%	.49%
Expenses net of all reductions	42%	.47%	.47%	.45%	.41%
Net investment income	2.77%	2.57%	2.69%	3.23%	3.85%D
Supplemental Data
Net assets, end of period
(in millions)	$ 1,665	$ 1,841	$ 1,843	$ 1,683	$ 1,183
Portfolio turnover rate	27%	45%	34%	38%	43%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Calculated based on average shares outstanding during the period.
C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Ex penses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrange ments. Expenses net of all reductions represent the net expenses paid by the class.
D Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.
E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

43 Annual Report

Financial Highlights Institutional Class

Years ended December 31,	2005	2004	2003E
Selected Per Share Data
Net asset value, beginning of period	$ 10.38	$ 10.49	$ 10.49
Income from Investment Operations
Net investment incomeD	283	.265	.125
Net realized and unrealized gain (loss)	(.176)	(.088)	.059
Total from investment operations	107	.177	.184
Distributions from net investment income	(.284)	(.268)	(.119)
Distributions from net realized gain	(.003)	(.019)	(.065)
Total distributions	(.287)	(.287)	(.184)
Redemption fees added to paid in capitalD,G	—	—	—
Net asset value, end of period	$ 10.20	$ 10.38	$ 10.49
Total ReturnB,C	1.05%	1.71%	1.77%
Ratios to Average Net AssetsF
Expenses before reductions	49%	.49%	.48%A
Expenses net of fee waivers, if any	49%	.49%	.48%A
Expenses net of all reductions	42%	.48%	.47%A
Net investment income	2.77%	2.57%	2.69%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,625	$ 1,253	$ 414
Portfolio turnover rate	27%	45%	34%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E For the period July 23, 2003 (commencement of sale of shares) to December 31, 2003.
F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

44

Notes to Financial Statements

For the period ended December 31, 2005 (Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Short Intermediate Municipal Income Fund (the fund) is a fund of Fidelity Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. On July 21, 2005, the Board of Trustees approved a change in the name of Spartan Short Intermediate Municipal Income Fund to Fidelity Short Intermediate Municipal Income Fund effective August 15, 2005. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Short Intermediate Municipal Income and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain ex pense reductions also differ by class.

The fund may invest in affiliated money market central funds (Money Market Central Funds), which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require manage ment to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accor dance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

45 Annual Report

Notes to Financial Statements continued
(Amounts in thousands except ratios)
1. Significant Accounting Policies continued
Security Valuation continued

Investments in open end mutual funds are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approxi mates value.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distribu tions from realized gains, if any, are recorded on the ex dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to market discount, deferred trustees compensa tion, capital loss carryforwards and losses deferred due to excise tax regulations.

The fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Annual Report

46

1. Significant Accounting Policies continued
Income Tax Information and Distributions to Shareholders continued

The tax basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$6,805
Unrealized depreciation	(15,785)
Net unrealized appreciation (depreciation)	(8,980)
Capital loss carryforward	(699)

Cost for federal income tax purposes	$1,716,088

The tax character of distributions paid was as follows:

	December 31, 2005	December 31, 2004
Tax exempt Income	$51,341	$47,598
Long term Capital Gains	549	3,486
Total	$51,890	$51,084

Short Term Trading (Redemption) Fees. Shares held in the fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Delayed Delivery Transactions and When Issued Securities. The fund may purchase or sell securities on a delayed delivery or when issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when issued basis are identified as such in the fund’s Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underly ing securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.

47 Annual Report

Notes to Financial Statements continued
(Amounts in thousands except ratios)

2. Operating Policies continued

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transac tions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund’s Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, aggregated $492,046 and $656,962, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment manage ment related services for which the fund pays a monthly management fee. The manage ment fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the fund’s average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual man agement fee rate was ..37% of the fund’s average net assets.

Distribution and Service Plan. In accordance with Rule 12b 1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribu tion and Service Fees, each of which is based on an annual percentage of each class’ average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution	Service	Paid to	Retained
	Fee	Fee	FDC	by FDC
Class A	0%	.15%	$18	$—
Class T	0%	.25%	47	1
Class B	65%	.25%	33	24
Class C	75%	.25%	112	40
			$210	$65

Sales Load. FDC receives a front end sales charge of up to 3.75% for selling Class A shares, and 2.75% for selling Class T shares, some of which is paid to financial intermedi aries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges

Annual Report

48

4. Fees and Other Transactions with Affiliates continued
Sales Load - continued

depend on the holding period. The deferred sales charges range from 3% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained
by FDC
Class A	$7
Class T	10
Class B*	7
Class C*	5
$29

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the fund’s Class A, Class T, Class B, Class C, Short Intermediate Municipal Income and Institutional Class shares. Citibank has entered into a sub arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the fund, except for Short Intermediate Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. Citibank has also entered into a sub arrange ment with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, with respect to Short Intermediate Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC and FSC receive account fees and asset based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

			% of
			Average
		Amount	Net Assets
Class A			$11.09
Class T			19.10
Class B			4.10
Class C			12.11
Short Intermediate Municipal Income			1,454.08
Institutional Class			1.08
		$1,501

	49		Annual Report

Notes to Financial Statements continued
(Amounts in thousands except ratios)
4. Fees and Other Transactions with Affiliates continued
Transfer Agent and Accounting Fees continued

Citibank also has a sub arrangement with FSC to maintain the fund’s accounting records. The fee is based on the level of average net assets for the month.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Money Market Central Funds do not pay a management fee.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund share holder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with the fund’s custodian and each class’ transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s custody and accounting expenses by $29 and $332, respectively. During the period, credits reduced each class’ transfer agent expense as noted in the table below.

Transfer Agent
expense reduction
Class A	$6
Class T	9
Class B	1
Class C	5
Short Intermediate Municipal Income	858
Institutional Class	1
$880

7. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Annual Report

50

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

			Years ended December 31,
			2005	2004
From net investment income
Class A			$313	$303
Class T			465	403
Class B			68	58
Class C			195	160
Short Intermediate Municipal Income			50,256	46,653
Institutional Class			44	21
Total			$51,341	$47,598
From net realized gain
Class A			$4	$23
Class T			6	36
Class B			1	7
Class C			3	20
Short Intermediate Municipal Income			534	3,398
Institutional Class			1	2
Total			$549	$3,486

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Years ended December 31,		Years ended December 31,
	2005	2004	2005	2004
Class A
Shares sold	684	1,095	$6,996	$11,465
Reinvestment of distributions	23	24	238	253
Shares redeemed	(498)	(785)	(5,104)	(8,128)
Net increase (decrease)	209	334	$2,130	$3,590
Class T
Shares sold	517	1,569	$5,299	$16,393
Reinvestment of distributions	34	30	351	309
Shares redeemed	(1,028)	(818)	(10,531)	(8,551)
Net increase (decrease)	(477)	781	$(4,881)	$8,151
Class B
Shares sold	65	214	$661	$2,231
Reinvestment of distributions	4	4	44	42
Shares redeemed	(100)	(84)	(1,025)	(870)
Net increase (decrease)	(31)	134	$(320)	$1,403

	51			Annual Report

Notes to Financial Statements continued
(Amounts in thousands except ratios)

9. Share Transactions - continued

	Shares		Dollars
	Years ended December 31,		Years ended December 31,
	2005	2004	2005	2004
Class C
Shares sold	438	658	$4,492	$6,848
Reinvestment of distributions	11	10	116	103
Shares redeemed	(541)	(295)	(5,552)	(3,054)
Net increase (decrease)	(92)	373	$(944)	$3,897
Short Intermediate Municipal
Income
Shares sold	46,854	75,115	$481,284	$784,282
Reinvestment of distributions	3,476	3,669	35,648	38,189
Shares redeemed	(64,556)	(77,123)	(661,741)	(803,196)
Net increase (decrease)	(14,226)	1,661	$(144,809)	$19,275
Institutional Class
Shares sold	194	110	$1,994	$1,153
Reinvestment of distributions	2	1	18	8
Shares redeemed	(60)	(30)	(615)	(317)
Net increase (decrease)	136	81	$1,397	$844

Annual Report

52

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Municipal Trust and the Shareholders of Fidelity Short Intermediate Municipal Income Fund (formerly Spartan Short Intermediate Municipal Income Fund):

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Short Intermediate Municipal Income Fund (formerly Spartan Short Intermediate Municipal Income Fund) (a fund of Fidelity Municipal Trust) at December 31, 2005 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Short Intermediate Municipal Income Fund’s management; our responsi bility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial state ments, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspon dence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP PricewaterhouseCoopers LLP Boston, Massachusetts February 14, 2006

53 Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund’s activities, review contractual arrangements with companies that provide services to the fund, and review the fund’s performance. Except for William O. McCoy and Albert R. Gamper, Jr., each of the Trustees oversees 326 funds advised by FMR or an affiliate. Mr. McCoy oversees 328 funds advised by FMR or an affiliate. Mr. Gamper oversees 235 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instru ment signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Edward C. Johnson 3d (75)

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc.

Annual Report

54

Name, Age; Principal Occupation Stephen P. Jonas (52)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of the fund (2005 present). He also serves as Senior Vice President of other Fidelity funds (2005 present). Mr. Jonas is Executive Director of FMR (2005 present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004 2005), Chief Administrative Officer (2002 2004), and Chief Financial Officer of FMR Co. (1998 2000). Mr. Jonas has been with Fidelity Investments since 1987 and has held various financial and management positions including Chief Financial Officer of FMR. In addition, he serves on the Boards of Boston Ballet (2003 present) and Simmons College (2003 present).

Robert L. Reynolds (53)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003 present) and Chief Operating Officer (2002 present) of FMR Corp. He also serves on the Board at Fidelity Investments Canada, Ltd. (2000 present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996 2000).

* Trustees have been determined to be “Interested Trustees” by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

55 Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205 5235.

Name, Age; Principal Occupation Dennis J. Dirks (57)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999 2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999 2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999 2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001 2003) and Chief Executive Officer and Board member of the Mortgage Backed Securities Clearing Corporation (2001 2003). Mr. Dirks also serves as a Trustee of Manhattan College (2005 present).

Albert R. Gamper, Jr. (63)

Year of Election or Appointment: 2006

Mr. Gamper also serves as a Trustee (2006 present) or Member of the Advisory Board (2005 present) of other investment companies advised by FMR. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987 1989; 1999 2001; 2002 2004), Chief Executive Officer (1987 2004), and President (1989 2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001 present), Chairman of the Board of Governors, Rutgers University (2004 present), and Chairman of the Board of Saint Barnabas Health Care System.

Annual Report

56

Name, Age; Principal Occupation Robert M. Gates (62)

Year of Election or Appointment: 1997

Dr. Gates is Chairman of the Independent Trustees (2006 present). Dr. Gates is President of Texas A&M University (2002 present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001 present), and Brinker International (restaurant management, 2003 present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999 2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (69)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (commu nication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineer ing and information technology support for the government), and HRL Laboratories (private research and development, 2004 present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000 present). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992 2002), Compaq (1994 2002), Automatic Data Processing, Inc. (ADP) (technology based business outsourcing, 1995 2002), INET Technologies Inc. (telecommu nications network surveillance, 2001 2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid display.

57 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Marie L. Knowles (59)

Year of Election or Appointment: 2001

Prior to Ms. Knowles’ retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996 2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare ser vice, 2002 present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (61)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corpora tion (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004 present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005 present), as well as a member of the Council on Foreign Relations.

William O. McCoy (72)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chair man of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Frank lin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999 2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16 school system).

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58

Name, Age; Principal Occupation Cornelia M. Small (61)

Year of Election or Appointment: 2005

Ms. Small is a member (2000 present) and Chairperson (2002 present) of the Investment Committee, and a member (2002 present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999 2000), Director of Global Equity Investments (1996 1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990 1997) and Scudder Kemper Investments (1997 1998). In addition, Ms. Small served as Co Chair (2000 2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (66)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board (2000 present) and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993 2000; 2002 2003), CEO (1995 2000; 2002 2004), and Chair man of the Executive Committee (2000 2004). Currently, he is a Direc tor of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002 present), and Metalmark Capital (private equity investment firm, 2005 present). He also serves as a member of the Board of Trustees of the American Enter prise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (66)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993 2001). He cur rently serves as a member of the boards of Adelphia Communications Corporation (2003 present), Bausch & Lomb, Inc., and Revlon Inc. (2004 present).

59 Annual Report

Trustees and Officers - continued

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Municipal Trust. Vice Chair man and a Director of FMR, and Vice Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990 2003). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Walter C. Donovan (43)

Year of Election or Appointment: 2005

Vice President of the fund. Mr. Donovan also serves as Vice President of Fidelity’s High Income Funds (2005 present), Fidelity’s Fixed Income Funds (2005 present), certain Asset Allocation Funds (2005 present), and certain Balanced Funds (2005 present). Mr. Donovan also serves as Executive Vice President of FMR (2005 present) and FMRC (2005 present). Previously, Mr. Donovan served as Vice President and Director of Fidelity’s International Equity Trading group (1998 2005).

David L. Murphy (57)

Year of Election or Appointment: 2005

Vice President of the fund. Mr. Murphy also serves as Vice President of Fidelity’s Money Market Funds (2002 present), certain Asset Allocation Funds (2003 present), Fidelity’s Investment Grade Bond Funds (2005 present), and Fidelity’s Balanced Funds (2005 present). He serves as Senior Vice President (2000 present) and Head (2004 present) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of FIMM (2003 present) and a Vice President of FMR (2000 present). Previously, Mr. Murphy served as Money Market Group Leader (2002 2004), Bond Group Leader (2000 2002), and Vice President of Fidelity’s Taxable Bond Funds (2000 2002) and Fidelity’s Municipal Bond Funds (2001 2002). Mr. Murphy joined Fidelity Invest ments in 1989 as a portfolio manager in the Bond Group.

Annual Report

60

Name, Age; Principal Occupation Thomas J. Silvia (44)

Year of Election or Appointment: 2005

Vice President of the fund. Mr. Silvia also serves as Vice President of Fidelity’s Bond Funds (2005 present), certain Balanced Funds (2005 present), certain Asset Allocation Funds (2005 present), and Senior Vice President and Bond Group Leader of the Fidelity Investments Fixed Income Division (2005 present). Previously, Mr. Silvia served as Director of Fidelity’s Taxable Bond portfolio managers (2002 2004) and a portfolio manager in the Bond Group (1997 2004).

Mark Sommer (45)

Year of Election or Appointment: 2004

Vice President of the fund. Mr. Sommer also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibi lities, Mr. Sommer worked as an analyst and manager.

Eric D. Roiter (57)

Year of Election or Appointment: 1998

Secretary of the fund. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001 present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001 present), Fidelity Management & Research (Far East) Inc. (2001 present), and Fidelity Investments Money Manage ment, Inc. (2001 present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003 present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corpora tion (FDC) (1998 2005).

Stuart Fross (46)

Year of Election or Appointment: 2003

Assistant Secretary of the fund. Mr. Fross also serves as Assistant Secre tary of other Fidelity funds (2003 present), Vice President and Secretary of FDC (2005 present), and is an employee of FMR.

Christine Reynolds (47)

Year of Election or Appointment: 2004

President, Treasurer, and Anti Money Laundering (AML) officer of the fund. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980 2002), where she was most recently an audit partner with PwC’s investment management practice.

61 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Paul M. Murphy (58)

Year of Election or Appointment: 2005

Chief Financial Officer of the fund. Mr. Murphy also serves as Chief Financial Officer of other Fidelity funds (2005 present). He also serves as Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS).

Kenneth A. Rathgeber (58)

Year of Election or Appointment: 2004

Chief Compliance Officer of the fund. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998 2002).

John R. Hebble (47)

Year of Election or Appointment: 2003

Deputy Treasurer of the fund. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before join ing Fidelity Investments, Mr. Hebble worked at Deutsche Asset Manage ment where he served as Director of Fund Accounting (2002 2003) and Assistant Treasurer of the Scudder Funds (1998 2003).

Bryan A. Mehrmann (44)

Year of Election or Appointment: 2005

Deputy Treasurer of the fund. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998 2004).

Kimberley H. Monasterio (42)

Year of Election or Appointment: 2004

Deputy Treasurer of the fund. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000 2004) and Chief Financial Officer (2002 2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Temple ton Services, LLC (2000 2004).

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62

Name, Age; Principal Occupation Kenneth B. Robins (36)

Year of Election or Appointment: 2005

Deputy Treasurer of the fund. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2004 present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG’s department of professional practice (2002 2004) and a Senior Manager (1999 2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000 2002).

Robert G. Byrnes (39)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Byrnes also serves as Assistant Trea surer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003 2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000 2003).

John H. Costello (59)

Year of Election or Appointment: 1986

Assistant Treasurer of the fund. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Peter L. Lydecker (51)

Year of Election or Appointment: 2004

Assistant Treasurer of the fund. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Mark Osterheld (50)

Year of Election or Appointment: 2002

Assistant Treasurer of the fund. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Gary W. Ryan (47)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999 2005).

63 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Salvatore Schiavone (40)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003 2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996 2003).

Annual Report

64

Distributions

During fiscal year ended 2005, 100% of the fund’s income dividends was free from federal income tax, and 9.66% of the fund’s income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2006 of amounts for use in preparing 2004 income tax returns.

65 Annual Report

Proxy Voting Results

A special meeting of the fund’s shareholders was held on January 18, 2006. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of	% of
	Votes	Votes

Dennis J. Dirks
Affirmative	4,012,578,790.76	95.238
Withheld	200,653,306.55	4.762
TOTAL	4,213,232,097.31	100.000
Albert R. Gamper, Jr.
Affirmative	4,015,643,707.84	95.310
Withheld	197,588,389.47	4.690
TOTAL	4,213,232,097.31	100.000
Robert M. Gates
Affirmative	4,004,345,809.00	95.042
Withheld	208,886,288.31	4.958
TOTAL	4,213,232,097.31	100.000
George H. Heilmeier
Affirmative	4,008,127,523.93	95.132
Withheld	205,104,573.38	4.868
TOTAL	4,213,232,097.31	100.000
Abigail P. Johnson
Affirmative	3,993,175,527.66	94.777
Withheld	220,056,569.65	5.223
TOTAL	4,213,232,097.31	100.000
Edward C. Johnson 3d
Affirmative	3,987,333,615.26	94.638
Withheld	225,898,482.05	5.362
TOTAL	4,213,232,097.31	100.000
Stephen P. Jonas
Affirmative	4,010,007,680.52	95.177
Withheld	203,224,416.79	4.823
TOTAL	4,213,232,097.31	100.000

	# of	% of
	Votes	Votes

Marie L. Knowles
Affirmative	4,010,231,303.96	95.182
Withheld	203,000,793.35	4.818
TOTAL	4,213,232,097.31	100.000

Ned C. Lautenbach
Affirmative	4,009,136,177.44	95.156
Withheld	204,095,919.87	4.844
TOTAL	4,213,232,097.31	100.000

William O. McCoy
Affirmative	4,001,996,735.35	94.986
Withheld	211,235,361.96	5.014
TOTAL	4,213,232,097.31	100.000

Robert L. Reynolds
Affirmative	4,010,560,206.65	95.190
Withheld	202,671,890.66	4.810
TOTAL	4,213,232,097.31	100.000

Cornelia M. Small
Affirmative	4,011,161,760.21	95.204
Withheld	202,070,337.10	4.796
TOTAL	4,213,232,097.31	100.000

William S. Stavropoulos
Affirmative	4,001,217,912.57	94.968
Withheld	212,014,184.74	5.032
TOTAL	4,213,232,097.31	100.000

Kenneth L. Wolfe
Affirmative	4,011,439,868.05	95.211
Withheld	201,792,229.26	4.789
TOTAL	4,213,232,097.31	100.000

A Denotes trust-wide proposals and voting results.

Annual Report 66

67 Annual Report

Annual Report

68

69 Annual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Advisers
Fidelity Investments Money
Management, Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors
(U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agents
Citibank, N.A.
New York, NY
Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA
Custodian
Citibank, N.A.
New York, NY

ASTMI-UANN-0206 1.796657.102

Item 2. Code of Ethics

As of the end of the period, December 31, 2005, Fidelity Municipal Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the fiscal years ended December 31, 2005 and December 31, 2004, the aggregate Audit Fees billed by PricewaterhouseCoopers LLP (PwC) for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for the Fidelity Michigan Municipal Income Fund, Fidelity Minnesota Municipal Income Fund, Fidelity Municipal Income Fund, Fidelity Ohio Municipal Income Fund, Fidelity Pennsylvania Municipal Income Fund and Fidelity Short-Intermediate Municipal Income Fund (the funds) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2005A	2004A
Fidelity Michigan Municipal Income Fund	$41,000	$38,000
Fidelity Minnesota Municipal Income Fund	$41,000	$37,000
Fidelity Municipal Income Fund	$67,000	$60,000
Fidelity Ohio Municipal Income Fund	$41,000	$38,000
Fidelity Pennsylvania Municipal Income Fund	$41,000	$37,000
Fidelity Short-Intermediate Municipal Income Fund	$46,000	$41,000
All funds in the Fidelity Group of Funds audited by PwC	$12,300,000	$10,800,000
A	Aggregate amounts may reflect rounding.

(b) Audit-Related Fees.

In each of the fiscal years ended December 31, 2005 and December 31, 2004 the aggregate Audit-Related Fees billed by PwC for services rendered for assurance and related services to each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2005A	2004A
Fidelity Michigan Municipal Income Fund	$0	$0
Fidelity Minnesota Municipal Income Fund	$0	$0
Fidelity Municipal Income Fund	$0	$0
Fidelity Ohio Municipal Income Fund	$0	$0
Fidelity Pennsylvania Municipal Income Fund	$0	$0
Fidelity Short-Intermediate Municipal Income Fund	$0	$0
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended December 31, 2005 and December 31, 2004, the aggregate Audit-Related Fees that were billed by PwC that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the funds ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2005A	2004A
PwC	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent registered public accounting firm. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

In each of the fiscal years ended December 31, 2005 and December 31, 2004, the aggregate Tax Fees billed by PwC for professional services rendered for tax compliance, tax advice, and tax planning for each fund is shown in the table below.

Fund	2005A	2004A
Fidelity Michigan Municipal Income Fund	$2,500	$2,400
Fidelity Minnesota Municipal Income Fund	$2,500	$2,400
Fidelity Municipal Income Fund	$2,500	$2,400
Fidelity Ohio Municipal Income Fund	$2,500	$2,400
Fidelity Pennsylvania Municipal Income Fund	$2,500	$2,400
Fidelity Short-Intermediate Municipal Income Fund	$2,500	$2,400
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended December 31, 2005 and December 31, 2004, the aggregate Tax Fees billed by PwC that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2005A	2004A
PwC	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent registered public accounting firm's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

In each of the fiscal years ended December 31, 2005 and December 31, 2004, the aggregate Other Fees billed by PwC for all other non-audit services rendered to the funds is shown in the table below.

Fund	2005A	2004A
Fidelity Michigan Municipal Income Fund	$1,800	$1,700
Fidelity Minnesota Municipal Income Fund	$1,700	$1,500
Fidelity Municipal Income Fund	$5,400	$5,300
Fidelity Ohio Municipal Income Fund	$1,700	$1,600
Fidelity Pennsylvania Municipal Income Fund	$1,600	$1,500
Fidelity Short-Intermediate Municipal Income Fund	$3,000	$2,800
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended December 31, 2005 and December 31, 2004, the aggregate Other Fees billed by PwC that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2005A	2004A
PwC	$190,000	$490,000
A	Aggregate amounts may reflect rounding.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity Fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund (Non-Covered Service) but that are expected to exceed $50,000 are also subject to pre-approval by the Audit Committee.

All Covered Services, as well as Non-Covered Services that are expected to exceed $50,000, must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee. Neither pre-approval nor advance notice of Non-Covered Service engagements for which fees are not expected to exceed $50,000 is required; such engagements are to be reported to the Audit Committee monthly.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2005 and December 31, 2004 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2005 and December 31, 2004 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2005 and December 31, 2004 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2005 and December 31, 2004 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2005 and December 31, 2004 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2005 and December 31, 2004 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

(f) Not applicable.

(g) For the fiscal years ended December 31, 2005 and December 31, 2004, the aggregate fees billed by PwC of $3,600,000A and $2,700,000A for non-audit services rendered on behalf of the funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2005A	2004A
Covered Services	$250,000	$550,000
Non-Covered Services	$3,350,000	$2,150,000
A	Aggregate amounts may reflect rounding.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the funds, taking into account representations from PwC, in accordance with Independence Standards Board Standard No.1, regarding its independence from the funds and their related entities.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Municipal Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	February 17, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	February 17, 2006
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	February 17, 2006